                                                     Registration No. 333-68601

      As Filed with the Securities and Exchange Commission on ___, 2001

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                            Post-Effective Amendment No. 6

                                      FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                       N-8B-2

A.   Exact name of trust: Sun Life of Canada (U.S.) Variable Account I

B.   Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C.   Complete address of depositor's principal executive offices:

          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

D.   Name and complete address of agent for service:

          Edward M. Shea
          Assistant Vice President and Senior Counsel
          Sun Life Assurance Company of Canada (U.S.)
          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

     Copies to:

          Joan E. Boros, Esquire
          Jorden Burt Boros Cicchetti Berenson & Johnson LLP
          Suite 400 East
          1025 Thomas Jefferson St. N.W.
          Washington, D.C. 20007-0805

     It is proposed that this filing will become effective (check appropriate box)

     ___   immediately upon filing pursuant to paragraph (b)

     _X_   on May 1, 2001 pursuant to paragraph (b)

     ___   60 days after filing pursuant to paragraph (a)(l)

     ___   on May 1, 2001 pursuant to paragraph (a)(l) of Rule 485.


E.   Title of securities being registered:

          Flexible Premium Combination Fixed and Variable Life Insurance
          Policies.

F.   Approximate date of proposed public offering:

          As soon as practicable after the effective date of this Registration Statement.

                      RECONCILIATION AND TIE BETWEEN
                        FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2              CAPTION IN PROSPECTUS
-----------              ---------------------

     1.                  Cover page

     2.                  Cover page

     3.                  Not applicable

     4.                  Distribution of Policy

     5.                  The Variable Account

     6.                  The Variable Account

     7.                  Not applicable

     8.                  Other Information -- Financial Statements

     9.                  Other Information -- Legal Proceedings

     10.                 Summary of Policy; The Variable Account; The Funds;
                         About the Policy; Voting Rights; Federal Income Tax Considerations

     11.                 Summary of Policy; The Variable Account; The Funds

     12.                 Summary of Policy; The Funds

     13.                 Summary of Policy; Fees and Expenses of the Funds;
                         About the Policy -- Charges and Deductions;
                         Distribution of Policy; Federal Income Tax
                         Considerations

     14.                 About the Policy -- Policy Application, Issuance and
                         Initial Premium

     15. About the Policy -- Policy Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

     16. The Funds; About the Policy -- Premium Payments, -- Account Value, -- Transfer Privileges,
                         -- Surrenders and Surrender Charges, -- Partial Withdrawals, -- Policy Loans

     17. Summary of Policy; About the Policy -- Account Value, -- Surrenders and Surrender Charges, -- Right of Return Period

     18.                 The Variable Account; About the Policy -- Account
                         Value

     19. About the Policy -- Other Policy Provisions -- Report to Owner

     20.                 Not applicable

     21.                 About the Policy -- Policy Loans, -- Death Benefit,
                         -- Account Value

     22.                 Not applicable

     23.                 Our Directors and Executive Officers

     24.                 Not applicable

     25.                 Sun Life Assurance Company of Canada (U.S.)

     26.                 Not applicable

     27.                 Sun Life Assurance Company of Canada (U.S.)

     28. Sun Life Assurance Company of Canada (U.S.); Our Directors and Executive Officers

     29.                 Sun Life Assurance Company of Canada (U.S.)

     30.                 Not applicable

     31.                 Not applicable

     32.                 Not applicable

     33.                 Not applicable

     34.                 Not applicable

     35.                 Distribution of Policy

     36.                 Not applicable

     37.                 Not applicable

     38.                 Distribution of Policy

     39.                 Sun Life Assurance Company of Canada (U.S.);
                         Distribution of Policy

     40.                 Not applicable

     41.                 Sun Life Assurance Company of Canada (U.S.);
                         Distribution of Policy

     42.                 Not applicable

     43.                 Not applicable

     44.                 About the Policy -- Application, Issuance and
                         Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges,
                         -- Charges and Deductions

     45.                 Not applicable

     46.                 About the Policy -- Application, Issuance and
                         Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

     47.                 The Funds

     48. Cover page; Sun Life Assurance Company of Canada (U.S.); The Variable Account

     49.                 Not applicable

     50.                 The Variable Account

     51. Summary of Policy; Sun Life Assurance Company of Canada (U.S.); About the Policy

     52. The Funds; The Variable Account; About the Policy -- Other Policy Provisions -- Addition, Deletion or Substitution of Investments, -- Modification

     53.                 Federal Income Tax Considerations

     54.                 Not applicable

     55.                 Not applicable

     56.                 Not applicable

     57.                 Not applicable


     58.                 Not applicable


     59.                 Not applicable

Sun Life Assurance Company of Canada (U.S.)                        [SUN LIFE OF CANADA LOGO]
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(800) 700-6554

              FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
   A FLEXIBLE PREMIUM COMBINATION FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE
                                     POLICY

    This prospectus describes the variable portions of a combination fixed and variable universal life insurance policy (the "POLICY") issued by Sun Life Assurance Company of Canada (U.S.) ("WE" or "US"), a member of the Sun Life Financial group of companies. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this Prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "YOU," the policyowner, within certain limits, to:

    - choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

    -   choose the amount and timing of premium payments;


    - allocate net premium payments among 42 Investment Options (including 41 variable investment options and one fixed account investment option) and transfer Account Value among available investment options as your investment objectives change; and


    - access your Policy's Account Value through loans, partial withdrawals or total surrenders.

    This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS
                                  May 1, 2001

                    VARIABLE SUB-ACCOUNT INVESTMENT OPTIONS


    The assets of Sun Life of Canada (U.S.) Variable Account I (the "Variable Account") are divided into 41 variable Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of the following mutual funds or series thereof (the "Funds").



 AIM VARIABLE INSURANCE FUNDS                         INVESCO VARIABLE INVESTMENTS FUNDS, INC.
   AIM V.I. Capital Appreciation Fund                   INVESCO VIF Dynamics Fund
   AIM V.I. Growth Fund                                 INVESCO VIF Small Company Growth Fund
   AIM V.I. Growth and Income Fund                    MFS/SUN LIFE SERIES TRUST
   AIM V.I. International Equity Fund                   Capital Appreciation Series
   AIM V.I. Value Fund                                  Emerging Growth Series
 THE ALGER AMERICAN FUND                                Government Securities Series
   Alger American Growth Portfolio                      High Yield Series
   Alger American Income and Growth Portfolio           Massachusetts Investors Growth Stock Series
   Alger American Small Capitalization Portfolio        Massachusetts Investors Trust Series
 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.           New Discovery Series
   Alliance VP Growth and Income Portfolio              Total Return Series
   Alliance VP Technology Portfolio                     Utilities Series
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND            SUN CAPITAL ADVISERS TRUST(SM)
   Fidelity VIP Contrafund(TM) Portfolio                Sun Capital Investment Grade Bond Fund(SM)
   Fidelity VIP Growth Portfolio                        Sun Capital Real Estate Fund(SM)
   Fidelity VIP Index 500 Portfolio                     SC(SM) Davis Financial Fund
   Fidelity VIP Money Market Portfolio                  SC(SM) Davis Venture Value Fund
   Fidelity VIP Overseas Portfolio                      SC(SM) Neuberger Berman Mid Cap Growth Fund
 GOLDMAN SACHS VARIABLE INSURANCE TRUST                 SC(SM) Neuberger Berman Mid Cap Value Fund
   Goldman Sachs VIT CORE(SM) Large Cap Growth Fund     SC(SM) Value Equity Fund
   Goldman Sachs VIT CORE(SM) U.S. Equity Fund          SC(SM) Value Managed Fund
                                                        SC(SM) Value Mid Cap Fund
                                                        SC(SM) Value Small Cap Fund
                                                        SC(SM) Blue Chip Mid Cap Fund
                                                        SC(SM) Investors Foundation Fund
                                                        SC(SM) Select Equity Fund


                              FIXED ACCOUNT OPTION

    We periodically credit interest on amounts allocated to the Fixed Account Option at an effective annual rate guaranteed to be at least 3%.

                        II  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                                          TABLE OF CONTENTS


          TOPIC                                                         PAGE
          -----                                                         ----
          Summary of Policy...........................................    1
          Sun Life Assurance Company of Canada (U.S.).................    8
          The Variable Account........................................    8
          The Funds...................................................    9
          Fees and Expenses of the Funds..............................   14
          Our General Account.........................................   15
          Investment Programs.........................................   15
              Dollar Cost Averaging...................................   15
              Asset Rebalancing.......................................   16
              Asset Allocation........................................   16
          About the Policy............................................   16
            Policy Application, Issuance and Initial Premium..........   16
            Right of Return Period....................................   17
            Premium Payments..........................................   18
              Premium.................................................   18
              Net Premiums............................................   19
              Allocation of Net Premium...............................   19
              Planned Periodic Premiums...............................   20
            Death Benefit.............................................   20
            Changes in Specified Face Amount..........................   21
              Minimum Changes.........................................   21
              Increases...............................................   21
              Decreases...............................................   21
          Accessing Your Account Value................................   22
            Surrenders and Surrender Charges..........................   22
            Partial Withdrawals.......................................   24
            Policy Loans..............................................   24
            Transfer Privileges.......................................   25
            Account Value.............................................   26
              Variable Account Value..................................   27
              Net Investment Factor...................................   28
              Insufficient Value......................................   28
              Minimum Premium Test (No-Lapse Guarantee)...............   28
              Grace Period............................................   29
              Splitting Units.........................................   29
            Charges and Deductions....................................   29
              Expense Charges Applied to Premium......................   29
              Mortality and Expense Risk Charge.......................   29
              Monthly Expense Charges.................................   30


                        III           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

          TOPIC                                                         PAGE
          -----                                                         ----
              Monthly Cost of Insurance...............................   30
              Monthly Cost of Insurance Rates.........................   31
            Waivers and Reduced Charges...............................   31
            Supplemental Benefits.....................................   31
              Accelerated Benefits Rider..............................   31
              Accidental Death Benefit Rider..........................   32
              Waiver of Monthly Deductions Rider......................   32
              Payment of Stipulated Amount Rider......................   32
              Supplemental Insurance Rider............................   32
            Termination of Policy.....................................   33
            Reinstatement.............................................   33
            Deferral of Payment.......................................   33
            Rights of Owner...........................................   34
            Rights of Beneficiary.....................................   34
            Other Policy Provisions...................................   34
              Addition, Deletion or Substitution of Investments.......   34
              Entire Contract.........................................   35
              Alteration..............................................   35
              Modification............................................   35
              Assignments.............................................   35
              Nonparticipating........................................   36
              Misstatement of Age or Sex (Non-Unisex Policy)..........   36
              Suicide.................................................   36
              Incontestability........................................   36
              Report to Owner.........................................   37
          Performance Information.....................................   37
            Portfolio Performance.....................................   37
            Adjusted Portfolio Performance............................   37
            Other Information.........................................   38
          Federal Income Tax Considerations...........................   39
            Tax Status of the Policy..................................   39
            Diversification of Investments............................   39
            Tax Treatment of Policy Benefits..........................   40
              Life Insurance Death Benefit Proceeds...................   40
              Tax Deferred Accumulation...............................   40
              Distributions...........................................   40
              Modified Endowment Contracts............................   41
              Distributions under Modified Endowment Contracts........   42
              Distributions under a Policy That Is Not a MEC..........   42
              Policy Loan Interest....................................   43
              Multiple Policies.......................................   43
              Federal Income Tax Withholding..........................   43


                        IV  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

          TOPIC                                                         PAGE
          -----                                                         ----
            Our Taxes.................................................   43
          Distribution of Policy......................................   43
          Voting Rights...............................................   44
          Our Directors and Executive Officers........................   45
          Other Information...........................................   50
            State Regulation..........................................   50
            Legal Proceedings.........................................   50
            Experts...................................................   50
            Accountants...............................................   50
          Incorporation of Certain Documents by Reference.............   50
            Registration Statements...................................   51
            Financial Statements......................................   51
          Appendix A--Glossary of Policy Terms........................  A-1
          Appendix B--Table of Death Benefit Percentages..............  B-1
          Appendix C--Sample Hypothetical Illustrations...............  C-1


               THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                        V   FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                                        SUMMARY OF POLICY

                       RIGHT OF RETURN PERIOD

                           You may return your Policy to us for any reason and
                       receive a refund within 10 days from the date of receipt of your Policy. A longer period may apply in some states.

                       PREMIUM PAYMENTS

                       - You must make a minimum Initial Premium payment, the amount of which will vary based on various factors, including your age, sex and rating class.

                       - Thereafter, you choose the amount and timing of premium payments, within certain limits.

                       - You may allocate your net premium payments among the Policy's available Investment Options.

                       DEATH BENEFIT

                       -   You have a choice of two death benefit options--

 SPECIFIED FACE            -  the SPECIFIED FACE AMOUNT; or
 AMOUNT is the             -  the sum of the Specified Face Amount and the
 minimum amount of            Account Value of your Policy.
 life insurance in
 your Policy.

                       - For each option, the death benefit may be greater if necessary to satisfy federal tax laws.

                       - After the first Policy Year, you may change your death benefit option, increase the Specified Face Amount or, after the fourth Policy Year, decrease the Specified Face Amount subject to certain limitations.

                       THE VARIABLE ACCOUNT

                       - We have established a variable separate account to fund the variable benefits under the Policy.

                       - The assets of the variable separate account are insulated from the claims of our general creditors.

                            FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       INVESTMENT OPTIONS


                       - You may allocate your net premium payments among the 41 variable Sub-Accounts and the Fixed Account Option listed on page ii of this prospectus.


                       - Each Sub-Account invests exclusively in shares of a mutual fund portfolio.

                       - You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose.

                       - You may transfer amounts from the Fixed Account Option, subject to our rules as they may exist from time to time.

                       SUPPLEMENTAL BENEFITS

                       - You may supplement your Policy with the following riders where available--

                           -   accelerated benefits

                           -   accidental death benefit

                           -   waiver of monthly deductions

                           -   payment of stipulated amount

                           -   supplemental insurance

                       - We will deduct the cost, if any, of the rider(s) from your Policy's Account Value on a monthly basis.

                       ACCESSING YOUR POLICY'S ACCOUNT VALUE

 CASH SURRENDER VALUE      -
 is Account Value          You may borrow from us using your Account Value as
 minus any surrender         collateral. Loans may be taxable events if your
 charges and the             Policy is a "modified endowment contract" for
 amount of any Policy        federal income tax purposes and the value of
 Debt.                       your Policy exceeds its cost.
 The SURRENDER CHARGE      -  You may surrender your Policy for its CASH
 PERIOD ends 12 years        SURRENDER VALUE. If you surrender your Policy
 after you purchase          during the SURRENDER CHARGE PERIOD, you will
 or increase the             incur any applicable surrender charges.
 Specified Face            -  You may make a partial withdrawal of some of
 Amount of your              your Policy's Cash Surrender Value after the
 Policy.                     Policy has been in force for one year. A partial
                             withdrawal will cause a decrease in the
                             Specified Face Amount of your Policy if your death benefit option is the Specified Face
                             Amount.

                          2           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                       ACCOUNT VALUE



 ACCOUNT VALUE is the      -  Your Policy's ACCOUNT VALUE will reflect--
 sum of the amounts          -  the premiums you pay;
 in each Sub- Account        -  the investment performance of the
 and the Fixed                 Sub-Accounts you select, and/or the interest
 Account Option with           credited to the Fixed Account Option;
 respect to your             -  any loans or partial withdrawals;
 Policy.                     -  the charges we deduct under the Policy.

                       POLICY CHARGES AND MONTHLY DEDUCTIONS



                           There will be no monthly deductions after the policy
                       anniversary on which the Insured is Attained Age 100.



                       - EXPENSE CHARGE APPLIED TO PREMIUM--We will deduct a charge from your premium payments not to exceed 7.25% for sales load and our federal, state and local tax obligations. The current charge is 5.25%.



                       - MORTALITY AND EXPENSE RISK CHARGE--We will deduct a monthly charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. The annual percentage rate is 0.60% for Policy Years 1 through 10 and 0.20% thereafter of the Variable Account Value.



                       - MONTHLY COST OF INSURANCE CHARGE--We will deduct a monthly charge from your Account Value for the cost of insurance. Our guaranteed monthly cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The applicable charge will vary based on the amount of insurance coverage you request and other factors, including the Insured's age, sex and rating class.



                       - MONTHLY EXPENSE CHARGES--We will deduct from your Account Value a monthly charge of $8.00 in all years and a monthly charge based on the Specified Face Amount for the first 10 Policy Years following the issuance of your Policy and for the first 10 Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of increase. The charge covers administration expenses and issuance costs. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of the Insured.



                       - MONTHLY COST OF SUPPLEMENTAL BENEFITS--We will deduct a monthly charge from your Account Value for the cost, if any, of any supplemental benefit riders issued with your Policy. The applicable charge will vary based on various factors which may include, among others, the amount of coverage and the Insured's age, sex and rating class.


                          3           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                       - SURRENDER CHARGES--We will deduct a surrender charge from your Account Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. Each surrender charge period will end after 12 Policy Years. The charge will scale down to zero after not more than 12 Policy Years. The surrender charge will be an amount based on certain factors, including the Specified Face Amount and the Insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.



                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                          (Non-tobacco Male)



                               ISSUE AGE 25   ISSUE AGE 35   ISSUE AGE 45
                               ------------   ------------   ------------
                                  $ 5.62         $ 7.00         $11.00

                               ISSUE AGE 55   ISSUE AGE 65   ISSUE AGE 75
                               ------------   ------------   ------------
                               $      21.00   $      26.10   $      31.20



                           The surrender charges may be higher for an Insured of a different rating class. The maximum charge per $1,000 of Specified Face Amount is $40.00.



                       - INTEREST ON POLICY LOANS--Policy loans accrue interest daily at 4% annually during Policy Years 1 through 15 and 3.5% annually thereafter.



                       - SUB-ACCOUNT TRANSFERS--We reserve the right to impose a charge, not to exceed $15, on Sub-Account transfers in excess of 12 in any one Policy Year.



                       FEES AND EXPENSES OF THE FUNDS



 You should read the       You will indirectly bear the costs of investment
 Funds' prospectuses       management fees and other expenses paid from the
 before investing.         assets of the Funds you select. The following
                           table shows the fees and expenses paid by the Funds as a percentage of average net assets based on information for the year ended December 31, 2000. This information was provided by the Funds and we have not independently verified it. The
                           Funds' fees and expenses are more fully described in the current prospectuses for the Funds. You should read them before investing.


                          4           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                                  UNDERLYING FUND ANNUAL EXPENSES (1)
                                 (as a percentage of Fund net assets)


                                                                                                 TOTAL FUND
                                           MANAGEMENT           OTHER           12B-1 OR           ANNUAL
                                          FEES (AFTER      EXPENSES (AFTER    OTHER SERVICE    EXPENSES (AFTER
                                         REIMBURSEMENT)   REIMBURSEMENT)(2)       FEES        REIMBURSEMENT)(2)
                                         --------------   -----------------   -------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------
---------------------------------------
  AIM V.I. Capital Appreciation Fund...      0.61%              0.21%                               0.82%
  AIM V.I. Growth Fund.................      0.61%              0.22%                               0.83%
  AIM V.I. Growth and Income Fund......      0.60%              0.24%                               0.84%
  AIM V.I. International Equity Fund...      0.73%              0.29%                               1.02%
  AIM V.I. Value.......................      0.61%              0.23%                               0.84%

 THE ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------
---------------------------------------
  Alger American Growth Portfolio......      0.75%              0.04%                               0.79%
  Alger American Income and Growth
    Portfolio..........................      0.62%              0.08%                               0.70%
  Alger American Small Capitalization
    Portfolio..........................      0.85%              0.05%                               0.90%

 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------
---------------------------------------
  Alliance VP Growth and Income
    Portfolio(3).......................      0.63%              0.07%             0.25%             0.95%
  Alliance VP Technology
    Portfolio(3).......................      0.97%              0.09%             0.25%             1.31%[1.33%]

 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------
---------------------------------------
  Fidelity VIP Contrafund-TM-
    Portfolio(6).......................      0.57%              0.09%             0.10%             0.76%
  Fidelity VIP Growth Portfolio(6).....      0.57%              0.09%             0.10%             0.76%
  Fidelity VIP Index 500
    Portfolio(6).......................      0.24%              0.10%             0.10%             0.44%
  Fidelity VIP Money Market
    Portfolio(6).......................      0.27%              0.12%             0.10%             0.49%
  Fidelity VIP Overseas Portfolio(6)...      0.72%              0.17%             0.10%             0.99%

 GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------
---------------------------------------
  Goldman Sachs VIT CORE-SM- Large Cap
    Growth Fund(4).....................      0.70%              0.20%                               0.90%[1.23%]
  Goldman Sachs VIT CORE-SM- U.S.
    Equity Fund(4).....................      0.70%              0.20%                               0.90%[1.52%]

 INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
---------------------------------------
  INVESCO VIF Dynamics Fund(5).........      0.75%              0.09%             0.25%             1.09%
  INVESCO VIF Small Company Growth
    Fund(5)............................      0.75%              0.37%             0.25%             1.37%[1.43%]

 MFS/SUN LIFE SERIES TRUST
---------------------------------------
  Capital Appreciation Series(7).......      0.71%              0.04%                               0.75%
  Emerging Growth Series(7)............      0.69%              0.05%                               0.74%
  Government Securities Series.........      0.55%              0.07%                               0.62%
  High Yield Series(7).................      0.75%              0.08%                               0.83%
  Massachusetts Investors Growth Stock
    Series.............................      0.75%              0.06%                               0.81%
  Massachusetts Investors Trust
    Series(7)..........................      0.55%              0.05%                               0.60%
  New Discovery Series.................      0.90%              0.09%                               0.99%
  Total Return Series(7)...............      0.66%              0.04%                               0.70%
  Utilities Series(7)..................      0.72%              0.08%                               0.80%


                          5           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                                                                                                 TOTAL FUND
                                           MANAGEMENT           OTHER           12B-1 OR           ANNUAL
                                          FEES (AFTER      EXPENSES (AFTER    OTHER SERVICE    EXPENSES (AFTER
                                         REIMBURSEMENT)   REIMBURSEMENT)(2)       FEES        REIMBURSEMENT)(2)
                                         --------------   -----------------   -------------   -----------------
 SUN CAPITAL ADVISERS TRUST
---------------------------------------------------------------------------------------------------------------
---------------------------------------
  Sun Capital Investment Grade Bond
    Fund-SM-(8)........................      0.60%              0.15%                               0.75%[1.31%]
  Sun Capital Real Estate
    Fund-SM-(8)........................      0.95%              0.30%                               1.25%[2.67%]
  SC-SM- Davis Financial Fund(8)(9)....      0.75%              0.15%                               0.90%[5.50%]
  SC-SM- Davis Venture Value
    Fund(8)(9).........................      0.75%              0.15%                               0.90%[3.20%]
  SC-SM- Neuberger Berman Mid Cap
    Growth Fund(8)(10).................      0.95%              0.15%                               1.10%[5.00%]
  SC-SM- Neuberger Berman Mid Cap Value
    Fund(8)(10)........................      0.95%              0.15%                               1.10%[5.00%]
  SC-SM- Value Equity Fund(8)(11)......      0.80%              0.10%                               0.90%[7.65%]
  SC-SM- Value Managed Fund(8)(11).....      0.80%              0.10%                               0.90%[7.84%]
  SC-SM- Value Mid Cap Fund(8)(11).....      0.80%              0.20%                               1.00%[4.27%]
  SC-SM- Value Small Cap Fund(8)(11)...      0.80%              0.20%                               1.00%[5.02%]
  SC-SM- Blue Chip Mid Cap
    Fund(8)(12)........................      0.80%              0.20%                               1.00%[1.96%]
  SC-SM- Investors Foundation
    Fund(8)(12)........................      0.75%              0.15%                               0.90%[3.99%]
  SC-SM- Select Equity Fund(8)(12).....      0.75%              0.15%                               0.90%[2.44%]

 NOTES
------------------------


 (1) The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.


 (2) All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2000, except that the expense figures shown for Fidelity VIP Index 500 Portfolio, Fidelity VIP Money Market Portfolio, SC-SM- Neuberger Berman Mid Cap Growth Fund and SC-SM- Neuberger Berman Mid Cap Value Fund are estimates for the year 2001. No actual expense figures are shown for these Funds because they have less than 10 months of investment experience.



 (3) For the year ended December 31, 2000, the investment advisor has voluntarily agreed to waive Fund expenses to the extent such expenses exceed the "Total Fund Annual Expenses" shown in the table.



 (4) The investment advisers to the following Goldman Sachs VIT Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed a certain percentage per annum of such Funds' average daily net assets:



Goldman Sachs VIT CORE-SM- Large Cap Growth Fund               0.20%
Goldman Sachs VIT CORE-SM- U.S. Equity Fund                    0.20%



        Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.



 (5) The INVESCO VIF Dynamics and INVESCO VIF Small Company Growth Funds' actual "Other Fund Expenses" and "Total Annual Fund Expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



 (6) Actual annual operating expenses of the Fidelity VIP Contrafund-TM-, Growth and Overseas Funds were lower than those shown in the table because a portion of the brokerage commission that each Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Fidelity may terminate the expense reimbursement at any time.



 (7) The MFS/SUN Life Series Trust has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangement (which would also have the effect


                          6           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE
         of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Fund Annual Expenses" would have been lower for certain series:



MFS/Sun Life Capital Appreciation Series                       0.74%
MFS/Sun Life Emerging Growth Series                            0.73%
MFS/Sun Life High Yield Series                                 0.82%
MFS/Sun Life Massachusetts Investors Trust Series              0.59%
MFS/Sun Life Total Return Series                               0.69%
MFS/Sun Life Utilities Series                                  0.79%



 (8) For the year ended December 31, 2000, the investment adviser waived all investment advisory fees of all Funds other than Sun Capital Investment Grade Bond Fund-SM-, for which the investment adviser waived a portion of its fees. Fee waivers and expense reimbursements for the Sun Capital Advisers Trust Funds may be discontinued at any time after May 1, 2002. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.



 (9) The management fee for each of the SC-SM- Davis Funds decreases to 0.70% as the daily net assets of each Fund exceed $500 million.



 (10) The management fee for each SC-SM- Neuberger Berman Funds decreases to 0.90% as the daily net assets of the Funds exceed $750 million.



 (11) The management fee for each of the SC-SM- Value Funds decreases to 0.75% as the daily net assets of each Fund exceed $400 million, and decreases to .070% as the daily net assets of each Fund exceed
         $800 million.



 (12) The management fees for each of the SC-SM- Blue Chip Mid Cap Fund, the SC-SM- Investors Foundation Fund, and the SC-SM- Select Equity Fund decreases to 0.75%, 0.70%, and 0.70% respectively, as the daily net assets of each Fund exceed $300 million.


                       WHAT IF CHARGES AND DEDUCTIONS EXCEED CASH SURRENDER
                       VALUE?

                       - Unless the no-lapse guarantee applies, your Policy will terminate if your Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

                       - We will send you notice and allow you a 61 day Grace Period.

                       - If, within the Grace Period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the Grace Period without further notice.

                       MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE)

                           The Policy includes a no-lapse guarantee of up to 20
                       years subject to certain conditions. A shorter period will apply at older issue ages and may apply in some states.

                       REINSTATEMENT

                           If your Policy terminates due to insufficient value,
                       we will reinstate it within three years at your request, subject to certain conditions.

                          7           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                       FEDERAL TAX CONSIDERATIONS

                           Your purchase of, and transactions under, your Policy
                       may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a surrender or partial withdrawal of your Policy or on policy loans.

                           SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


 We are an indirect                We are a stock life insurance company
 wholly- owned             incorporated under the laws of Delaware on
 subsidiary of Sun         January 12, 1970. Our executive office mailing
 Life Assurance            address is One Sun Life Executive Park, Wellesley
 Company of Canada.        Hills, Massachusetts 02481. We do business in 49
                           states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of
                           Canada, ("Sun Life (Canada)").

                           Sun Life (Canada) completed its demutualization on
                       March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of
                       Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.


                                       THE VARIABLE ACCOUNT

                           We established Sun Life of Canada (U.S.) Variable
                       Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

                           We own the assets of the Variable Account. The
                       income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

 The assets of the                 We will at all times maintain assets in
 Variable Account are      the Variable Account with a total market value at
 insulated from our        least equal to the reserves and other liabilities
 general liabilities.      relating to the variable benefits under all
                           policies participating in the Variable Account.
                           Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

                        8   FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

 The Variable Account              The Variable Account is registered with
 is registered with        the Securities and Exchange Commission (the "SEC")
 the SEC.                  under the Investment Company Act of 1940 ("1940
                           Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable
                           Account.

 The Variable Account              The Variable Account is divided into 41
 has                       Sub-Accounts. Each Sub- Account invests
 41 Sub-Accounts.          exclusively in shares of a corresponding
 Each Sub- Account         investment portfolio of a registered investment
 invests exclusively       company (commonly known as a mutual fund). We may
 in shares of a            in the future add new or delete existing
 single mutual fund        Sub-Accounts. The income, gains or losses,
 portfolio.                realized or unrealized, from assets allocated to
                           each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other
                           Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

                                            THE FUNDS


 The Fund                          The Policy offers a number of Fund
 Prospectuses have         options, which are briefly discussed below. Each
 more information          Fund is a mutual fund registered under the
 about the Funds, and      Investment Company Act of 1940, or a separate
 may be obtained from      series of shares of such a mutual fund. More
 us without charge.        comprehensive information, including a discussion
                           of potential risks, is found in the current prospectuses for the Funds (the "Fund
                           Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.), One
                           Sun Life Executive Park, Wellesley Hills,
                           Massachusetts 02481.

                           The Funds currently available are:

                       AIM VARIABLE INSURANCE FUNDS (advised by AIM
                       Advisors, Inc.)


                           AIM V.I. CAPITAL APPRECIATION FUND seeks growth of
                       capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



                           AIM V.I. GROWTH FUND seeks to achieve growth of
                       capital primarily by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.


                        9   FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           AIM V.I. GROWTH AND INCOME FUND seeks to achieve
                       growth of capital with a secondary objective of current income.



                           AIM V.I. INTERNATIONAL EQUITY FUND seeks to achieve
                       long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.



                           AIM V.I. VALUE FUND seeks long-term growth of capital
                       with a secondary objective of current income.


                       THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)

                           ALGER AMERICAN GROWTH PORTFOLIO seeks long-term
                       capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

                           ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks
                       primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.


                           ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks
                       long-term capital appreciation. It invests primarily in the equity securities of small companies with market capitalizations within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.



                       ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (advised by Alliance Capital Management L.P.)



                           ALLIANCE VP GROWTH AND INCOME PORTFOLIO seeks to
                       provide reasonable current income and reasonable opportunities for appreciation by investing primarily in dividend-paying common stocks of good quality.



                           ALLIANCE VP TECHNOLOGY PORTFOLIO seeks growth of
                       capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.



                       GOLDMAN SACHS VARIABLE INSURANCE TRUST (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs").



                           GOLDMAN SACHS VIT CORE(SM) LARGE CAP GROWTH FUND
                       seeks long-term growth of capital by investing in broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings


                        10  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.



                           GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND seeks
                       long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.



                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND (advised by Fidelity Management & Research Company. Fidelity, Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)



                           VIP CONTRAFUND(TM) PORTFOLIO seeks long-term capital
                       appreciation by investing primarily in common stocks of companies whose stocks are undervalued by the market.



                           VIP GROWTH PORTFOLIO seeks to achieve capital
                       appreciation by investing primarily in common stocks of companies with above-average growth potential.



                           VIP INDEX 500 PORTFOLIO seeks investment results that
                       correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.



                           VIP MONEY MARKET PORTFOLIO seeks as high a level of
                       current income as is consistent with preservation of capital and liquidity.



                           VIP OVERSEAS PORTFOLIO seeks long-term growth of
                       capital by investing primarily in common stocks of foreign issuers.



                       INVESCO VARIABLE INVESTMENT FUNDS, INC. (advised by INVESCO Funds Group, Inc.)



                           INVESCO VIF DYNAMICS FUND seeks to achieve growth of
                       capital by investing primarily in common stocks of companies with market capitalizations between $2 billion and $15 billion at the time of purchase.



                           INVESCO VIF SMALL COMPANY GROWTH FUND seeks to
                       achieve growth of capital by investing primarily in equity securities of companies with market capitalizations under $2 billion at the time of purchase.



                       MFS/SUN LIFE SERIES TRUST (advised by Massachusetts Financial Services Company, an affiliate of the Company)


                        11  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           CAPITAL APPRECIATION SERIES will seek to maximize
                       capital appreciation by investing in securities of all types, with major emphasis on common stocks.



                           EMERGING GROWTH SERIES will seek long-term growth of
                       capital.



                           GOVERNMENT SECURITIES SERIES will seek current income
                       and preservation of capital by investing in U.S. Government and U.S. Government-related Securities.



                           HIGH YIELD SERIES will seek high current income and
                       capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.



                           MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek
                       to provide long-term growth of capital and future income rather than current income.



                           MASSACHUSETTS INVESTORS TRUST SERIES will seek
                       long-term growth of capital with a secondary objective to seek reasonable current income.



                           NEW DISCOVERY SERIES will seek capital appreciation.



                           TOTAL RETURN SERIES will mainly seek to obtain
                       above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.



                           UTILITIES SERIES will seek capital growth and current
                       income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.



                       SUN CAPITAL ADVISERS TRUST(SM) (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Davis Select Advisers, L.P., serves as investment subadviser to SC-SM-Davis Financial Fund and SC-SM- Davis Venture Value Fund; Neuberger Berman Management, Inc. serves as subadviser to SC-SM- Neuberger Berman Mid Cap Growth Fund and SC-SM-Neuberger Berman Mid Cap Value Fund; OpCap Advisors serves as investment subadviser to SC-SM- Value Equity Fund, SC-SM- Value Managed Fund, SC-SM- Value Mid Cap Fund, and SC-SM- Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SC-SM- Blue Chip Mid Cap Fund, SC-SM- Investors Foundation Fund and SC-SM- Select Equity Fund.)


                        12  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           SUN CAPITAL INVESTMENT GRADE BOND FUND(SM) seeks high
                       current income consistent with relative stability of principal by investing at least 80% of its assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).



                           SUN CAPITAL REAL ESTATE FUND(SM) primarily seeks
                       long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its assets in securities of real estate investment trusts and other real estate companies.



                           SC(SM) DAVIS FINANCIAL FUND seeks growth of capital
                       by investing primarily in the common stock of financial services companies.



                           SC(SM) DAVIS VENTURE VALUE FUND seeks growth of
                       capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $5 billion.



                           SC(SM) NEUBERGER BERMAN MID CAP GROWTH FUND seeks
                       growth of capital by investing primarily in equity securities of companies with market capitalizations from $1 billion to $12 billion at the time of purchase. The Fund's subadviser targets already successful companies that could be even more so.



                           SC(SM) NEUBERGER BERMAN MID CAP VALUE FUND seeks
                       growth of capital by investing primarily in equity securities of companies with market capitalizations from $1 billion to $12 billion at the time of purchase. The Fund's subadviser looks for well-managed companies whose stock prices are undervalued.



                           SC(SM) VALUE EQUITY FUND seeks long-term capital
                       appreciation by investing primarily in a diversified portfolio of equity securities listed on the New York Stock Exchange.



                           SC(SM) VALUE MANAGED FUND seeks growth of capital
                       over time by investing primarily in a portfolio consisting of common stocks, fixed income securities, and cash equivalents. The subadviser will vary the allocation depending on its assessments of the relative values of such investments.



                           SC(SM) VALUE MID CAP FUND seeks long-term capital
                       appreciation by investing primarily in equity securities of companies with market capitalizations of between $500 million and $8 billion at time of purchase.



                           SC(SM) VALUE SMALL CAP FUND seeks capital
                       appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.


                        13  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           SC(SM) BLUE CHIP MID CAP FUND seeks long-term capital
                       growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.



                           SC(SM) INVESTORS FOUNDATION FUND seeks long-term
                       capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.



                           SC(SM) SELECT EQUITY FUND seeks long-term capital
                       growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.


                           Although the investment objectives and policies of
                       the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

                           Some of the Funds' investment advisers may compensate
                       us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

                           The Funds may also be available to separate accounts
                       offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

                                  FEES AND EXPENSES OF THE FUNDS

                           Fund shares are purchased at net asset value, which
                       reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items

                        14  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Fund.

                           The Fund expenses are assessed at the Fund level and
                       are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. The table contained in the front part of this prospectus shows annual expenses paid by the Funds as a percentage of average net assets.

                           The management fees and other expenses of the Funds
                       are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

                                       OUR GENERAL ACCOUNT

                           Our general account consists of all of our assets
                       other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.


 The Fixed Account                 Interests in our general account offered
 Option is not a           through the Fixed Account Option have not been
 security and the          registered under the Securities Act of 1933 and
 general account is        our general account has not been registered as an
 not an investment         investment company under the Investment Company
 company.                  Act of 1940.

                           You may allocate net premiums to the Fixed Account
                       Option and may transfer a portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.


 Fixed account                     An investment in the Fixed Account Option
 investments earn at       does not entitle you to share in the investment
 least 3% interest.        experience of our general account. Instead, we
                           guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

                                       INVESTMENT PROGRAMS

                           DOLLAR COST AVERAGING.  You may select, at no extra
                       charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a

                        15  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

                           The main objective of a dollar cost averaging program
                       is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

                           ASSET REBALANCING.  Once your money has been
                       allocated among the Investment Options, the earnings may cause the percentage invested in each Investment Option to differ from your allocation instructions. You can direct us to automatically rebalance your policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

                           There is no charge for asset rebalancing. In
                       addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

                           ASSET ALLOCATION.  One or more asset allocation
                       investment programs may be made available in connection with your Policy, at no extra charge. An asset allocation program provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

                                         ABOUT THE POLICY

                       POLICY APPLICATION, ISSUANCE AND INITIAL PREMIUM

                           To purchase a Policy, you must first submit an
                       application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (medical) underwriting basis and may require medical examinations and further

                        16  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       information before the proposed application is approved. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges.

                           You must specify certain information in the
                       application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $100,000--the "Minimum Specified Face Amount."

                           While your application is being reviewed, we may make
                       available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

                           Pending approval of your application, any advance
                       payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the life of the Insured. A specified minimum Initial Premium is due and payable as of the date of issue for the Policy. The Effective Date of Coverage for your Policy will be the later of--

 The ISSUE DATE is               -  the ISSUE DATE, OR
 the date we produce           - the date a premium is paid equal to or in
 your Policy on our              excess of the specified Initial Premium.
 system and is
 specified in your
 Policy.

                           If an application is not approved, we will promptly
                       return all advance payments to you.

                       RIGHT OF RETURN PERIOD

                           If you are not satisfied with your Policy, it may be
                       returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of your Policy (the "Right of Return Period"). A longer period may apply in some states.

                        17  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           A Policy returned under this provision will be deemed
                       void. You will receive a refund equal to the sum of all premium payments made, if required by applicable state insurance law; otherwise, your refund will equal the sum of--

                           -   the difference between any premium
                               payments made, including fees and
                               charges, and the amounts allocated to
                               the Variable Account;

                           -   the value of the amounts allocated to
                               the Variable Account on the date the
                               cancellation request is received by us
                               at our Principal Office; and

                           -   any fees or charges imposed on amounts
                               allocated to the Variable Account.

                           Unless you are entitled under applicable law to
                       receive a full refund of premiums paid, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right of Return Period.

                           During the Right of Return Period, we will allocate
                       the net premium payments to the money market Sub-Account or to our general account, whichever we specify in your Policy. Upon expiration of the Right of Return Period, the Account Value in that Sub-Account or in the general account, as applicable, will be transferred to the Investment Options in accordance with your allocation instructions.

                           POLICIES DELIVERED IN CONNECTICUT ONLY.  During the
                       first eighteen months this Policy is in force, You may exchange it for a flexible premium adjustable life insurance policy issued by Us or an affiliate, the benefits of which do not vary with the investment performance of a separate account. The Account Value of this Policy will be transferred to the new policy. We will not require evidence of insurability for the exchange. To effect an exchange, You must give Us written notice at Our Principal Office within this eighteen-month period.

                       PREMIUM PAYMENTS

                           All premium payments must be made payable to Sun Life
                       Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of your Policy's Issue Date. Additional premium payments may be paid to us subject to the limitations described below.

                           PREMIUM.  We reserve the right to limit the number of
                       premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to

                        18  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       keep your Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

                           We will not accept premium payments that would, in
                       our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

                           After the policy anniversary on which the Insured is
                       Attained Age 100, we will not accept any more premium payments for the Policy.

                           NET PREMIUMS.  The net premium is the amount you pay
                       as the premium less the Expense Charges Applied to Premium.

                           ALLOCATION OF NET PREMIUM.  Except as otherwise
                       described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 1% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Investment Options to which you may allocate your Account Value to not more than 20 Investment Options.

                           You may change your allocation percentages at any
                       time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

                        19  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           PLANNED PERIODIC PREMIUMS.  While you are not
                       required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in your Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.

                       DEATH BENEFIT

                           If your Policy is in force at the time of the
                       Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the Insured's death. The amount payable will be:

                           -   the amount of the selected death
                               benefit option, PLUS

                           -   any amounts payable under any
                               supplemental benefits added to your
                               Policy, MINUS

                           -   the value of any Policy Debt on the
                               date of the Insured's death, MINUS

                           -   any overdue monthly deductions if
                               death occurs during a grace period.

                           We will pay this amount to the beneficiary in one
                       lump sum, unless we and the beneficiary agree on another form of settlement.

 You may select                    The policy has two death benefit options.
 between two death         You may change the death benefit option after the
 benefit options.          first Policy Year.

                           OPTION A.  Under this option, the death benefit is--

                           -   the Policy's Specified Face Amount on
                               the date of the Insured's death; OR,
                               IF GREATER,

                           -   the Policy's Account Value on the date
                               of death multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.

                        20  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           This death benefit option should be selected if you
                       want the death benefit to remain level over time.

                           OPTION B.  Under this option, the death benefit is--

                           -   the sum of the Specified Face Amount
                               and Account Value of the Policy on the
                               date of the Insured's death; OR, IF
                               GREATER,

                           -   the Policy's Account Value on the date
                               of death multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.

                           This death benefit option should be selected if you
                       want your death benefit to change with your Policy's Account Value.

                           If you change from Option B to Option A, the
                       Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

                       CHANGES IN SPECIFIED FACE AMOUNT

 You may increase or               You may increase or decrease the Specified
 decrease the              Face Amount of your Policy within certain limits.
 Specified Face            MINIMUM CHANGES.  Each increase in the Specified
 Amount within             Face Amount must be at least $50,000. We reserve
 certain limits.           the right to change the minimum amount by which
                           you may change the Specified Face Amount.

                           INCREASES.  After the first policy anniversary, you
                       may request an increase in the Specified Face Amount. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

                           DECREASES.  The Specified Face Amount can be
                       decreased after the fourth policy anniversary. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $100,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial withdrawal.

                        21  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           For purposes of determining surrender charges and
                       later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order--

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   finally, to the initial Specified Face
                               Amount.

                                   ACCESSING YOUR ACCOUNT VALUE

                       SURRENDERS AND SURRENDER CHARGES

 If you surrender                  You may surrender your Policy for its Cash
 your Policy and           Surrender Value at any time while the Insured is
 receive its Cash          living. If you do, the insurance coverage and all
 Surrender Value, you      other benefits under the Policy will terminate.
 may incur surrender               CASH SURRENDER VALUE is your Policy's
 charges, taxes, and       Account Value less the sum of--
 tax penalties.

                           -   the outstanding balance of any Policy
                               Debt; and

                           -   any surrender charges.

                           We will deduct surrender charges from your Account
                       Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on your Policy's Issue Date and on the effective date for the increase, respectively.

                           We will determine your Cash Surrender Value at the
                       next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

                           If you surrender your Policy in the first 12 years or
                       within the first 12 years after an increase in the Specified Face Amount, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and the Insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.

                        22  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                          (Non-tobacco Male)


                       ISSUE AGE 25      ISSUE AGE 35      ISSUE AGE 45
                       ------------      ------------      ------------
                          $ 5.62            $ 7.00            $11.00


                       ISSUE AGE 55      ISSUE AGE 65      ISSUE AGE 75
                       ------------      ------------      ------------
                          $21.00            $26.10            $31.20

                           The surrender charge will be calculated based on the
                       surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount as shown in the table below.


                                                                 SURRENDER CHARGE
                                                              (AS A PERCENTAGE OF THE
                                                                    FIRST YEAR
                                                                 SURRENDER CHARGE)
                                                             -------------------------
                                                                        AGE
                                                             -------------------------
                           YEAR                               20-69              70
                           ----                              --------         --------
                             1                                100.0            100.0
                             2                                100.0             93.6
                             3                                100.0             86.9
                             4                                 90.0             79.7
                             5                                 80.0             71.5
                             6                                 70.0             66.2
                             7                                 60.0             60.2
                             8                                 50.0             53.0
                             9                                 40.0             43.9
                            10                                 30.0             31.8
                            11                                 20.0             25.2
                            12                                 10.0             15.9
                            13+                                 0.0              0.0


                           A surrender charge will be applied for each decrease
                       in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial withdrawal. These surrender charges will be applied in the following order:

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.

                           On a decrease in the initial Specified Face Amount,
                       you will pay a proportion of the full surrender charge based on the ratio of the face amount decrease to the initial Specified Face Amount. The surrender charge you pay on a

                        23  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

                           You may allocate any surrender charges resulting from
                       a decrease in the Specified Face Amount among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.

                       PARTIAL WITHDRAWALS

 If the applicable                 You may make a partial withdrawal of your
 death benefit option      Policy once each Policy Year after the first
 is Option A and you       Policy Year by written request to us. Each partial
 make a partial with-      withdrawal must be for at least $500, and no
 drawal of your            partial withdrawal may be made--
 Policy, the               - during Policy Years 2-10 for more than 20
 Specified Face              percent of your Cash Surrender Value at the end
 Amount will be              of the first Valuation Date after we receive
 decreased.                  your request or
 A partial withdrawal      - thereafter for more than your Cash Surrender
 may result in taxes         Value.
 and tax penalties.                If the applicable death benefit option is
                           Option A, the Specified Face Amount will be decreased by the amount of the partial withdrawal.
                           We will apply the decrease to the initial
                           Specified Face Amount and to each increase in Specified Face Amount in the following order --

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.

                           We will not accept requests for a partial withdrawal
                       if the Specified Face Amount remaining in force after the partial withdrawal would be less than the minimum Specified Face Amount. We will effect a partial withdrawal at the next close of business on the New York Stock Exchange after we receive your written request.

                       POLICY LOANS

 You may borrow from               You may request a policy loan of up to 90%
 us using your Policy      of your Policy's Cash Value, decreased by the
 as collateral.            amount of any outstanding Policy Debt on the date
                           the policy loan is made. Your Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value. During the no-lapse guarantee period, however, your Policy will not terminate if it satisfies the minimum premium test.

                        24  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           You may allocate the policy loan among the Investment
                       Options. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.

                           Interest on the policy loan will accrue daily at 4%
                       annually during Policy Years 1 through 15 and 3.5% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

                           All funds we receive from you will be credited to
                       your Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Accounts.

                           A policy loan, whether or not repaid, will affect the
                       Policy Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.

                       TRANSFER PRIVILEGES

                           The Policy is not designed for professional market
                       timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account. There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any

                        25  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       Policy Year. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

                           Transfers may be requested by indicating the transfer
                       of either a specified dollar amount or a specified percentage of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Investment Options.

                           Transfer privileges are subject to our consent. We
                       reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.

                           Transfers from the Fixed Account Option to the
                       Sub-Accounts are limited to one transfer annually equaling 25% of the value of the Fixed Account Option or $5,000, whichever is greater.

                           We reserve the right to restrict amounts transferred
                       to the Fixed Account Option from the Variable Account.

                       ACCOUNT VALUE

                           Your Account Value is the sum of the values in each
                       Sub-Account of the Variable Account with respect to your Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, policy loans and the net investment factor (described below).

                           The minimum guaranteed interest rate applicable to
                       the values in the Fixed Account Option is 3% annually. Interest in excess of the guaranteed rate may be

                        26  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

 A VALUATION DATE is               VARIABLE ACCOUNT VALUE.  We measure the
 any day on which we,      amounts in the Sub- Accounts in terms of Units and
 the applicable Fund,      Unit Values. On any given date, the amount you
 and the NYSE are          have in a Sub-Account is equal to the Unit Value
 open for business.        multiplied by the number of Units credited to you
 THE VALUATION PERIOD      in that Sub-Account. Amounts allocated to a
 is the period of          Sub-Account will be used to purchase Units of that
 time from one             Sub-Account. Units are redeemed when you make
 determination of          partial withdrawals, undertake policy loans or
 Unit Values to the        transfer amounts from a Sub-Account, and for the
 next.                     payment of Monthly Expense Charges, Monthly Cost
                           of Insurance charges, Mortality and Expense Risk
                           Charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-
                           Account. The Unit Value for each Sub-Account is established at $10.00 for the first VALUATION DATE of the Sub-Account. The Unit Value for any subsequent Valuation Date is equal to the Unit
                           Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the VALUATION PERIOD ending on that Valuation Date.

                           Transactions are processed on the date we receive a
                       premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.


 The INVESTMENT START              The Account Value on the INVESTMENT START
 DATE is the date we       DATE equals:
 apply your first          - the net premium received, MINUS
 premium payment,          - the monthly deductions due on the policy date
 which will be the           and subsequent Monthly Anniversary Days through
 later of the Issue          the Investment Start Date charged to the Sub-
 Date, the policy            Accounts and the Fixed Account Option.
 date or the                       The Account Value on subsequent Valuation
 Valuation Date we         Dates is equal to:
 receive a premium
 equal to or in
 excess of the
 initial premium.

                           -   the values on the previous Valuation
                               Date, PLUS


                           -   any additional premium we have
                               received, PLUS OR MINUS

                           -   the investment experience of the
                               Investment Options you have selected,
                               MINUS

                           -   policy charges and deductions, MINUS

                           -   any partial withdrawals you have made.

                        27  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           NET INVESTMENT FACTOR.  The NET INVESTMENT FACTOR for
                       each Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where:

                       (1) is the net result of --

                           -   the net asset value of a Fund share
                               held in the Sub-Account determined as
                               of the end of the Valuation Period,
                               PLUS

                           -   the per share amount of any dividend
                               or other distribution declared on Fund
                               shares held in the Sub-Account if the
                               "ex-dividend" date occurs during the
                               Valuation Period, PLUS OR MINUS

                           -   a per share credit or charge with
                               respect to any taxes reserved for by
                               us, or paid by us if not previously
                               reserved for, during the Valuation
                               Period which are determined by us to
                               be attributable to the operation of
                               the Sub-Account; and

                       (2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

                           The net investment factor may be greater or less than
                       one.

                           INSUFFICIENT VALUE.  Your Policy will terminate for
                       no value, subject to a grace period described below if, on a Processing Date

                           -   your Policy's Cash Surrender Value is
                               equal to or less than zero or

                           -   the Policy Debt exceeds the Cash
                               Value.

                           During the no-lapse guarantee period, a Policy will
                       not terminate by reason of insufficient value if it satisfies the "minimum premium test" described below.

                           MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE).  A Policy
                       satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

                           The applicable Minimum Monthly Premiums are specified
                       in your Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a
                       Policy:

                           -   change in Specified Face Amount

                           -   change in supplemental benefit.

                        28  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           The revised minimum monthly premiums will be
                       effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

                           The no-lapse guarantee period will be different based
                       on the Insured's age. It may also vary in some states, but in no case will it be greater than 20 years.

                           GRACE PERIOD.  If, on a Valuation Date, your Policy
                       will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on your Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

                           SPLITTING UNITS.  We reserve the right to split or
                       combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of your Policy.

                       CHARGES AND DEDUCTIONS

                           The monthly deductions described below are the
                       Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Costs of Insurance and the charges for any supplemental benefits.

                           There are no monthly deductions after the policy
                       anniversary on which the Insured is Attained Age 100.

                           EXPENSE CHARGES APPLIED TO PREMIUM.  We will deduct a
                       charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. The current charge is 5.25%. The maximum charge is guaranteed not to exceed 7.25%.

                           MORTALITY AND EXPENSE RISK CHARGE.  This charge is
                       for the mortality and expense risks we assume with respect to the Policy. It is a percentage of the Variable Account Value and is deducted from the Account Value each month.

                        29  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           The Mortality and Expense Risk Charge percentage is
                       0.60% (.05% monthly) annually for Policy Years 1 through 10 and 0.20% (.01667% monthly) annually thereafter.

                           The mortality risk we assume is that the group of
                       lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.


                           MONTHLY EXPENSE CHARGES.  We will deduct from your
                       Account Value monthly a charge of $8.00 in all years and a monthly charge based on the Specified Face Amount for the first 10 Policy Years following the issuance of your Policy and for the first 10 Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of the increase. The Monthly Expense Charge is based on the age, sex and rating class of the Insured and covers administration expenses and issuance costs. The Monthly Expense Charges will be deducted proportionally from the Investment Options in excess of any Policy Debt.


                           MONTHLY COST OF INSURANCE.  We deduct a Monthly Cost
                       of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.

                           The Monthly Cost of Insurance equals the sum of (1),
                       (2) and (3) where:

                       (1) is the cost of insurance charge equal to the Monthly
                           Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

                       (2) is the monthly rider cost for any riders which are a
                           part of your Policy; and

                       (3) is any additional insurance charge calculated as
                           specified in your Policy, for, among other reasons, occupational or avocational risks.

                           The NET AMOUNT AT RISK equals:

                           -   the death benefit divided by 1.00247;
                               MINUS

                           -   your Account Value on the Processing
                               Date prior to assessing the monthly
                               deductions.

                           If there are increases in the Specified Face Amount
                       other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount

                        30  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

                           MONTHLY COST OF INSURANCE RATES.  The Monthly Cost of
                       Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time your Policy has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age, and rating class. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age, and rating class. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

                       WAIVERS AND REDUCED CHARGES

                           We may reduce or waive the sales load or surrender
                       charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.

                       SUPPLEMENTAL BENEFITS

 For additional                    The following supplemental benefit riders
 information on the        are available. There is no charge for the
 riders, please ask        accelerated benefits rider. An additional cost of
 your financial            insurance will be charged for each of the other
 adviser.                  riders which is in force as a part of the Monthly
                           Cost of Insurance charge. Each rider is subject to certain limitations and termination provisions.

                           ACCELERATED BENEFITS RIDER.  Under this rider, we
                       will pay you, at your written request in a form satisfactory to us, an "accelerated benefit" if the Insured is terminally ill. An Insured is considered "terminally ill" if the Insured has a life expectancy of 12 months or less due to illness or physical condition. (This time period may be more or less in some states.)

                           The accelerated benefit payment will be equal to that
                       portion of your Policy's death benefit requested by you, not to exceed the lesser of (a) 75% of

                        31  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       the amount of the death benefit or (b) $250,000 (the "Accelerated Amount"), subject to certain adjustments.

                           ACCIDENTAL DEATH BENEFIT RIDER.  Under this rider, we
                       will pay the accidental death benefit specified in your Policy when we receive due proof of the Insured's accidental death and that death occurred while this rider was in force, on or after the Insured's first birthday and within ninety days after the date of the accident.

                           WAIVER OF MONTHLY DEDUCTIONS RIDER.  Under this
                       rider, we will waive the monthly deductions under your Policy retroactive to the date of total disability when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months. We will continue to waive the monthly deduction for as long as the disability continues. We must receive written notice and due proof before we will waive the monthly deductions. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.

                           PAYMENT OF STIPULATED AMOUNT RIDER.  Under this
                       rider, we will make a monthly payment of the "stipulated amount" when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months. We will continue to make a payment of that amount for as long as the disability continues. We must receive written notice and due proof before we will make a payment. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.

                       SUPPLEMENTAL INSURANCE RIDER


                           This rider provides for additional insurance on the
                       life of the Insured by combining term coverage with the underlying variable universal life ("base policy") coverage. This rider has separate charges associated with it. At this time, those charges are lower than base policy charges for the same coverage.



                           By combining coverage under this rider with base
                       policy coverage, you may be able to buy the same amount of death benefit for less premium than if you had purchased an all base policy. If this rider is combined with base policy coverage, the same amount of premium paid for the combined coverage as for an all base policy will generate faster cash value accumulation within the base policy.



                           At issue, the base policy may have a no-lapse
                       guarantee period as long as 20 years. However, this rider's no-lapse guarantee period is limited to five years.


                        32  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       This rider will terminate at the policy anniversary on which the Insured reaches Attained Age 100. Base policy coverage will continue beyond Attained Age 100, however, provided there is cash value in the Policy when the Insured reaches Attained Age 100. If a key objective is guarantees, supplementing your Policy with this rider may therefore not be appropriate.


                       TERMINATION OF POLICY

                           Your Policy will terminate on the earlier of the date
                       we receive your request to surrender, the expiration date of the Grace Period without payment of premium due or the date of death of the Insured.

                       REINSTATEMENT

                           Before the Insured's death, we may reinstate your
                       Policy provided that the Policy has not been surrendered and you--

                           -   make a request for reinstatement
                               within three years from the date of
                               termination;

                           -   submit satisfactory evidence of
                               insurability to us; and

                           -   pay an amount, as determined by us,
                               sufficient to put your Policy in
                               force.

                       DEFERRAL OF PAYMENT

                           We will usually pay any amount due from the Variable
                       Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial withdrawal, or policy loan may be postponed whenever:

                           -   the New York Stock Exchange is closed
                               other than customary weekend and
                               holiday closing, or trading on the
                               NYSE is otherwise restricted;

                           -   the Securities and Exchange
                               Commission, by order, permits
                               postponement for the protection of
                               policyowners; or

                           -   an emergency exists as determined by
                               the Securities and Exchange
                               Commission, as a result of which
                               disposal of securities is not
                               reasonably practicable, or it is not
                               reasonably practicable to determine
                               the value of the assets of the
                               Variable Account.

                        33  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       RIGHTS OF OWNER

                           While the Insured is alive, unless you have assigned
                       any of these rights, you may:

                           -   transfer ownership to a new owner;

                           -   name a contingent owner who will
                               automatically become the owner of the
                               Policy if you die before the Insured;

                           -   change or revoke a contingent owner;

                           -   change or revoke a beneficiary;

                           -   exercise all other rights in the
                               Policy;

                           -   increase or decrease the Specified
                               Face Amount, subject to the other
                               provisions of the Policy;

                           -   change the death benefit option,
                               subject to the other provisions of the
                               Policy.

                           When you transfer your rights to a new owner, you
                       automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

                           You do not need the consent of a beneficiary or a
                       contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

                       RIGHTS OF BENEFICIARY

                           The beneficiary has no rights in the Policy until the
                       death of the Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

                       OTHER POLICY PROVISIONS

                           ADDITION, DELETION OR SUBSTITUTION OF
                       INVESTMENTS. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no

                        34  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we may make appropriate amendments to the Policy to reflect the substitution.

                           ENTIRE CONTRACT.  Your entire contract with us
                       consists solely of the Policy, including the attached copy of your Policy Application and any attached copies of supplemental applications and any riders and endorsements.

                           ALTERATION.  Sales representatives do not have any
                       authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary, or one of our vice presidents.

                           MODIFICATION.  Upon notice to you, we may modify the
                       Policy if such a modification--

                           -   is necessary to make the Policy or the
                               Variable Account comply with any law
                               or regulation issued by a governmental
                               agency to which we are or the Variable
                               Account is subject;

                           -   is necessary to assure continued
                               qualification of the Policy under the
                               Internal Revenue Code or other federal
                               or state laws as a life insurance
                               policy;

                           -   is necessary to reflect a change in
                               the operation of the Variable Account
                               or the Sub-Accounts; or

                           -   adds, deletes or otherwise changes
                               Sub-Account options.

                           We also reserve the right to modify certain
                       provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

                           ASSIGNMENTS.  During the lifetime of the Insured, you
                       may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action

                        35  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

                           NONPARTICIPATING.  The Policy does not pay dividends.
                       The Policy does not share in our profits or surplus earnings.

                           MISSTATEMENT OF AGE OR SEX (NON-UNISEX POLICY).  If
                       the age or sex (in the case of a non-unisex Policy) of the Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

                           Misstatement discovered at death--The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex (for a non-unisex Policy).

                           Misstatement discovered prior to death--Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex (for a non-unisex Policy).

                           SUICIDE.  If the Insured, whether sane or insane,
                       commits suicide within two years after your Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial withdrawals.

                           If the Insured, whether sane or insane, commits
                       suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

                           INCONTESTABILITY.  All statements made in the
                       application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, change in death benefit option, or reinstatement of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase. Any reinstatement will be incontestable after the reinstated Policy has

                        36  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       been in force during the lifetime of the Insured for two years from the effective date of the reinstatement.

                           REPORT TO OWNER.  We will send you a report at least
                       once each Policy Year. The report will show current policy values, premiums paid, and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

                                     PERFORMANCE INFORMATION

 We may present                    We may sometimes publish performance
 mutual fund               information related to the Fund, the Variable
 portfolio                 Account or the Policy in advertising, sales
 performance and           literature and other promotional materials. This
 hypothetical Policy       information is based on past investment results
 illustrations in          and is not an indication of future performance.
 sales literature.

                       PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's TOTAL RETURN
                       or AVERAGE ANNUAL TOTAL RETURN. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

                           We may also publish a mutual fund portfolio's yield.
                       Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period.

                           TOTAL RETURNS AND YIELDS QUOTED FOR A MUTUAL FUND
                       PORTFOLIO INCLUDE THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES OF THE PORTFOLIO, BUT DO NOT INCLUDE CHARGES AND DEDUCTIONS ATTRIBUTABLE TO YOUR POLICY. These expenses would reduce the performance quoted.

                       ADJUSTED PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's total return
                       and yields adjusted for charges against the assets of the Variable Account.

                        37  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           We may publish total return and yield quotations
                       based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

                       OTHER INFORMATION

                           Performance information may be compared, in reports
                       and promotional literature, to:

                           -   the S&P 500, Dow Jones Industrial
                               Average, Lehman Brothers Aggregate
                               Bond Index or other unmanaged indices
                               so that investors may compare the
                               Sub-Account results with those of a
                               group of unmanaged securities widely
                               regarded by investors as
                               representative of the securities
                               markets in general;

                           -   other groups of variable life variable
                               accounts or other investment products
                               tracked by Lipper Analytical Services,
                               a widely used independent research
                               firm which ranks mutual funds and
                               other investment products by overall
                               performance, investment objectives,
                               and assets, or tracked by other
                               services, companies, publications, or
                               persons, such as Morningstar, Inc.,
                               who rank such investment products on
                               overall performance or other criteria;
                               or

                           -   the Consumer Price Index (a measure
                               for inflation) to assess the real rate
                               of return from an investment in the
                               Sub-Account. Unmanaged indices may
                               assume the reinvestment of dividends
                               but generally do not reflect
                               deductions for administrative and
                               management expenses.

                           We may provide Policy information on various topics
                       of interest to you and other prospective policyowners. These topics may include:

                           -   the relationship between sectors of
                               the economy and the economy as a whole
                               and its effect on various securities
                               markets;

                           -   investment strategies and techniques
                               (such as value investing, market
                               timing, dollar cost averaging, asset
                               allocation, constant ratio transfer
                               and account rebalancing);

                           -   the advantages and disadvantages of
                               investing in tax-deferred and taxable
                               investments;

                           -   customer profiles and hypothetical
                               purchase and investment scenarios;

                        38  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           -   financial management and tax and
                               retirement planning; and

                           -   investment alternatives to
                               certificates of deposit and other
                               financial instruments, including
                               comparisons between a Policy and the
                               characteristics of, and market for,
                               such financial instruments.

                                FEDERAL INCOME TAX CONSIDERATIONS

 We do not make any                The following summary provides a general
 guarantees about the      description of the federal income tax
 Policy's tax status.      considerations associated with the Policy and does
                           not purport to be complete or to cover all situations. This discussion is NOT intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.
                           WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX
                           STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING
                           THE POLICY.

                           The Policy may be used in various arrangements,
                       including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

                       TAX STATUS OF THE POLICY

 We believe the                    A Policy has certain tax advantages when
 Policy will be            treated as a life insurance contract within the
 treated as a life         meaning of Section 7702 of the Internal Revenue
 insurance contract        Code of 1986, as amended (the "Code"). We believe
 under federal tax         that the Policy meets the Section 7702 definition
 laws.                     of a life insurance contract and will take
                           whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Sec-tion 7702.

                       DIVERSIFICATION OF INVESTMENTS

                           Section 817(h) of the Code requires that the Variable
                       Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.

                        39  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           In certain circumstances, the owner of a variable
                       life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.

                           The following discussion assumes that your Policy
                       will qualify as a life insurance contract for federal income tax purposes.

                       TAX TREATMENT OF POLICY BENEFITS

 There may be tax                  Your Policy may not qualify as life
 consequences after        insurance after the policy anniversary on which
 age 100.                  the Insured attains age 100 and may be subject to
                           tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the Policy being in effect after the policy anniversary on which the Insured is Attained Age 100.

 Death benefits do                 LIFE INSURANCE DEATH BENEFIT PROCEEDS.  In
 not incur federal         general, the amount of the death benefit payable
 income tax.               under your Policy is excludible from your gross
                           income under the Code.

 Investment gains are              TAX DEFERRED ACCUMULATION.  Any increase
 normally not taxed        in your Account Value is generally not taxable to
 unless distributed        you unless you receive or are deemed to receive
 to you before the         amounts from the Policy before the Insured dies.
 Insured dies.                     DISTRIBUTIONS.  If you surrender your
                           Policy, the amount you will receive as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

                           Depending on the circumstances, any of the following
                       transactions may have federal income tax consequences:

                           -   the exchange of a Policy for a life
                               insurance, endowment or annuity
                               contract;

                           -   a change in the death benefit option;

                           -   a policy loan;

                        40  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           -   a partial withdrawal;

                           -   a surrender;

                           -   a change in the ownership of a Policy;

                           -   the addition of an accelerated death
                               benefit rider; or

                           -   an assignment of a Policy.

                           In addition, federal, state and local transfer and
                       other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a "modified endowment contract."

 If you pay more                   MODIFIED ENDOWMENT
 premiums than             CONTRACTS.  Section 7702A of the Code treats
 permitted under the       certain life insurance contracts as "modified
 seven-pay test, your      endowment contracts" ("MECs"). The Code defines
 Policy will be a          MECs as those Policies issued or materially
 MEC.                      changed after June 21, 1988 on which the total
                           premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test").

                           We will monitor the Policy to determine whether
                       additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.

                           Further, if a transaction occurs which decreases the
                       Specified Face Amount of your Policy during the first seven Policy Years, we will retest your Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in Specified Face Amount occurs within seven years of a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

                           The rules relating to whether a Policy will be
                       treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.

                        41  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

 If your Policy                    DISTRIBUTIONS UNDER MODIFIED ENDOWMENT
 becomes a MEC,            CONTRACTS.  If treated as a MEC, your Policy will
 partial withdrawals,      be subject to the following tax rules:
 loans and surrenders      -  First, partial withdrawals are treated as
 may incur taxes and         ordinary income subject to tax up to the amount
 tax penalties.              equal to the excess (if any) of your Account
                             Value immediately before the distribution over the "investment in the contract" at the time of the distribution.

                       - Second, policy loans and loans secured by the Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

                       - Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon surrender), policy loan, or loan secured by the Policy, that is included in income, except where the distribution or loan is:

                           -   made when you are age 59 1/2 or older;

                           -   attributable to your becoming
                               disabled; or

                           -   is part of a series of substantially
                               equal periodic payments for the
                               duration of your life (or life
                               expectancy) or for the duration of the
                               longer of your or the beneficiary's
                               life (or life expectancies).

                           These exceptions may only apply if the Policy is
                       owned by an individual and, generally do not apply if the Policy is owned by a legal entity such as a trust, partnership or corporation.

                           DISTRIBUTIONS UNDER A POLICY THAT IS NOT A MEC.  If
                       your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

                           If your Policy is not a MEC, policy loans and loans
                       secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.

                           Finally, if your Policy is not a MEC, distributions
                       (including distributions upon surrender), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.

                        42  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           POLICY LOAN INTEREST.  Generally, no tax deduction is
                       allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the Policy covers an officer, director, employee, or 20 percent owner of your business, within the meaning of Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.

                           MULTIPLE POLICIES.  All modified endowment contracts
                       issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

 We may be required                FEDERAL INCOME TAX WITHHOLDING.  We will
 to withhold taxes         withhold and remit to the federal government the
 from certain dis-         amount of any tax due on that portion of a policy
 tributions to you.        distribution which is taxable if we do not have a
                           valid social security number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

                       OUR TAXES

                           As a result of the Omnibus Budget Reconciliation Act
                       of 1990, we are currently and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for us.

                           At present, we do not assess any charge against the
                       assets of the Variable Account for any federal, state or local taxes that we incur which may be attributable to the Variable Account or any Policy. We, however, reserve the right in the future to assess a charge against the assets of the Variable Account for any such taxes or other economic burdens resulting from the application of any tax laws that we determine to be properly attributable to the Variable Account or the Policy.

                                      DISTRIBUTION OF POLICY

                           The Policy will be sold by licensed insurance agents
                       in those states where the Policy may be lawfully sold. Such agents will be registered representatives of

                        43  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.


                           Gross first year commissions plus any expense
                       allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 95% of the target premium, which will vary based on the Insured's age, sex and rating Class, plus 4% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 4% of actual premium payments, and will not exceed 1% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances.


                                          VOTING RIGHTS

                           We are the legal owner of all shares of the Funds
                       held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

                           We will vote shares held in each Sub-Account for
                       which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

                           The number of shares in each Sub-Account for which a
                       policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional

                        44  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

                           We may, if required by state insurance regulators,
                       disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

                               OUR DIRECTORS AND EXECUTIVE OFFICERS

                           Our directors and executive officers are listed
                       below, together with information as to their dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.


                       DONALD A. STEWART, Chairman and Director (1996) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is Chairman and Chief Executive Officer and a
                       Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and a Director of Massachusetts Financial Services Company.



                       C. JAMES PRIEUR, Vice Chairman and Director (1998) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is President and Chief Operating Officer of Sun
                       Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He formerly held the positions of Senior Vice President and General Manager for the United States and Vice President, Investments for the United States for Sun Life Assurance Company of Canada. He currently is Vice Chairman and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of


                        45  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President, Sun Capital Advisers Trust; President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Massachusetts Financial Services Company.



                       JAMES A. MCNULTY, III, President and Director (1999) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Executive Vice President, U.S. Operations for
                       Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Sun Life Insurance and Annuity Company of New York; and Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., and Sun Life Financial (Japan), Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and the Support Committee for Battered Women.



                       JAMES C. BAILLIE, Director (2000)
                       Torys, Suite 3000
                       Maritime Life Tower
                       Toronto, Ontario, Canada M5K 1N2



                           He is Counsel to the law firm Torys where he was
                       formerly a Partner with a strong emphasis in business law. He is a Director of Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada, Sun Life Financial Services of Canada Inc., and Corel Corporation and FPI Ltd.



                       DAVID D. HORN, Director (1985)
                       257 Lake Street
                       P.O. Box 24
                       New Vineyard, Maine 04956


                           He was formerly Senior Vice President and General
                       Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Sun Life Insurance and Annuity Company of

                        46  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


                       ANGUS A. MACNAUGHTON, Director (1985)
                       481 Kingswood Lane
                       Danville, California 94506



                           He is President of Genstar Investment Corporation
                       since 1987 and a former Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He is Director of Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Semiconductor Equipment Associates, and Diversified Collection Services, Inc.; Vice Chairman and a Director of Barrick Gold Corporation; a Trustee of the World Affairs Council of Northern California; and a Director of the San Francisco Opera and the Bay Area Council, Boy Scouts of America.



                       S. CAESAR RABOY, Director (1997)
                       220 Boylston Street
                       Boston, Massachusetts 02110



                           He is a former Senior Vice President and Deputy
                       General Manager for the United States of Sun Life Assurance Company of Canada; a Director of Sun Life Insurance and Annuity Company of New York.



                       WILLIAM W. STINSON, Director (2000)
                       Canadian Pacific Limited
                       1800 Bankers Hall, East Tower
                       855 - 2nd Street S.W.
                       Calgary, Alberta T2P 4Z5



                           He is Lead Director of Sun Life Assurance Company of
                       Canada, and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Insurance and Annuity Company of New York. In addition, he is a Director of Pan Canadian Petroleum, Massachusetts Financial Services Company, United Dominion Industries, Grant Forest Products, Inc., and Westshore Terminals Income Fund. In May 1996,
                       Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.


                        47  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       JAMES M.A. ANDERSON, Vice President, Investments (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           He is Vice President, Investments of Sun Life
                       Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and Chief Executive Officer and Trustee of Sun Capital Advisers Trust; President and Chief Executive Officer and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial (Japan), Inc., and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.)
                       Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.


                       DAVEY SCOON, Vice President, Finance and Treasurer (1999) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           He is Vice President and Chief Financial Officer for
                       Sun Life Assurance Company of Canada; Vice President, Finance, Controller, and Treasurer of Sun Life Insurance and Annuity Company of New York; Vice President and Treasurer and Director of Sun Benefit Services
                       Company, Inc., Sun Life Financial (Japan), Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., and Sunesco Insurance Agency, Inc.; Vice President and Director of Sun Life Assurance Company of Canada -- U.S. Operations
                       Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Director and Treasurer of Clarendon Insurance Agency, Inc. and Senior Vice President and Treasurer and Director of Sun Capital Advisers, Inc.; Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I; Assistant Treasurer of Sun Capital Advisers Trust; and Chairman and Director of Tufts Associated Health Plan, and Lead Director of Tufts Associated Health Maintenance Organization. He is a member of the Board of Directors for Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.


                       ROBERT P. VROLYK, Vice President and Actuary (1986) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           He is the former Vice President and Treasurer of Sun
                       Life of Canada (U.S.). He currently is the Vice President and Chief Actuary of Sun Life Assurance Company of Canada; Vice President and Actuary of Sun Life Insurance


                        48  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       and Annuity Company of New York; Vice President and Director of Sun Life of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General Partner, Inc.; Vice President and Director of Sun Life of Canada (U.S.) SPE 97-I, Inc.; a Director of Sun Benefit Services
                       Company, Inc., and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.



                       PETER F. DEMUTH, Vice President and Chief Counsel (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Counsel of U.S.
                       Operations for Sun Life Assurance Company of Canada; Vice President and Chief Counsel for Sun Life Insurance and Annuity Company of New York; a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc. and Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc.; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a Shareholder at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.



                       ELLEN B. KING, Senior Counsel and Secretary (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           She is Senior Counsel for Sun Life Assurance Company
                       of Canada; Senior Counsel and Secretary of Sun Life Insurance and Annuity Company of New York; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., Sun Life Financial (Japan), Inc. and Sun Life of Canada (U.S.) Holdings General Partner, Inc.



                       RONALD J. FERNANDES, Vice President, Retirement Products and Services (1999)
                       One Copley Place
                       Boston, Massachusetts 02116



                           He is Vice President, Retirement Products and
                       Services of Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada. He is also a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Life of Canada (U.S.) Distributors, Inc. Prior to October 1999, Mr. Fernandes was Senior Vice President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.


                        49  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                                        OTHER INFORMATION

                       STATE REGULATION

                           We are subject to the laws of Delaware governing life
                       insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

                           We are required to file an annual statement with the
                       insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

                       LEGAL PROCEEDINGS

                           There are no pending legal proceedings which would
                       have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

                       EXPERTS

                           Actuarial matters concerning the policy have been
                       examined by Georges C. Rouhart, FSA, MAAA, Product
                       Officer.

                       ACCOUNTANTS


                           The financial statements of the Variable Account of
                       the year ended December 31, 2000 and the financial statements of Sun Life Assurance Company of Canada (U.S.) for the years ended December 31, 2000, 1999, and 1998 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                         INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

                           The Company's Annual Report on Form 10-K for the year
                       ended December 31, 2000 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this

                        50  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.

                           The Company will furnish, without charge, to each
                       person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

                       REGISTRATION STATEMENTS

                           This Prospectus is part of a registration statement
                       that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options, and the Policy.

                       FINANCIAL STATEMENTS

                           Our financial statements, which are included in this
                       Prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.

                        51  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998 (IN MILLIONS)

                                            2000    1999    1998
                                           ------  ------  ------
 Revenues
   Premiums and annuity considerations     $ 44.8  $ 45.1  $203.3
   Net investment income                    287.7   365.0   455.9
   Net realized investment gains (losses)   (19.9)    2.3     8.4
   Fee and other income                     297.8   217.5   179.1
                                           ------  ------  ------
 Total revenues                             610.4   629.9   846.7
                                           ------  ------  ------
 Benefits and expenses
   Policyowner benefits                     338.3   334.9   588.1
   Other operating expenses                 164.9   101.1   100.0
   Amortization of deferred policy
     acquisition costs                      123.8    67.8    88.8
                                           ------  ------  ------
 Total benefits and expenses                627.0   503.8   776.9
                                           ------  ------  ------
 Income (loss) from operations              (16.6)  126.1    69.8
   Interest expense                          44.7    43.3    44.9
                                           ------  ------  ------
 Income (loss) before income tax expense
 and discontinued operations                (61.3)   82.8    24.9
                                           ------  ------  ------
 Income tax expense (benefit):
   Federal                                  (61.7)   28.8    10.9
   State                                     (2.1)    0.3    (0.1)
                                           ------  ------  ------
   Income tax expense (benefit)             (63.8)   29.1    10.8
                                           ------  ------  ------
 Net income from continuing operations        2.5    53.7    14.1
 Net loss on disposal of subsidiaries,
 after tax                                     --   (12.3)     --
 Discontinued operations                       --     1.0     0.1
                                           ------  ------  ------
     NET INCOME                            $  2.5  $ 42.4  $ 14.2
                                           ======  ======  ======

   The accompanying notes are an integral part of the consolidated financial statements.

                        52  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2000 AND 1999 (IN MILLIONS EXCEPT PER SHARE DATA)

                                                                    2000              1999
                                                                  ---------         ---------
ASSETS
  Investments
    Available-for-sale fixed maturities at fair value
      (amortized cost of $2,454.5 and $2,685.4 in 2000 and
      1999, respectively)                                         $ 2,501.4         $ 2,677.3
    Trading fixed maturities at fair value (amortized cost
      of $635.5 and $1.0 in 2000 and 1999, respectively)              648.2               1.0
    Held-to-maturity fixed maturities at amortized cost               600.0                --
    Short-term investments                                            112.1             177.2
    Mortgage loans                                                    846.4             931.4
    Real estate                                                        77.7              95.1
    Policy loans                                                       41.5              40.7
    Other invested assets                                              74.6              67.9
                                                                  ---------         ---------
      Total investments                                             4,901.9           3,990.6
  Cash and cash equivalents                                           390.0             550.3
  Accrued investment income                                            64.9              50.5
  Deferred policy acquisition costs                                   762.0             686.3
  Outstanding premiums                                                  3.0               2.7
  Other assets                                                         61.7              81.2
  Separate account assets                                          17,874.2          16,123.3
                                                                  ---------         ---------
      Total assets                                                $24,057.7         $21,484.9
                                                                  =========         =========
LIABILITIES
  Future contract and policy benefits                             $   714.7         $   729.3
  Contractholder deposit funds and other policy liabilities         3,313.0           3,144.8
  Unearned revenue                                                      4.5               7.1
  Accrued expenses and taxes                                           52.7              98.8
  Deferred federal income taxes                                        41.4              77.7
  Long-term debt payable to affiliates                                565.0             565.0
  Partnership Capital Securities                                      607.8                --
  Other liabilities                                                   123.2              67.7
  Separate account liabilities                                     17,874.2          16,123.3
                                                                  ---------         ---------
      Total liabilities                                            23,296.5          20,813.7
                                                                  ---------         ---------
Commitments and contingencies--Note 15
STOCKHOLDER'S EQUITY
  Common stock, $1,000 par value--10,000 shares authorized;
    6,437 and 5,900 shares issued and outstanding in 2000
    and 1999, respectively                                        $     6.4         $     5.9
  Additional paid-in capital                                          264.9             199.4
  Accumulated other comprehensive income                               38.6               7.1
  Retained earnings                                                   451.3             458.8
                                                                  ---------         ---------
      Total stockholder's equity                                      761.2             671.2
                                                                  ---------         ---------
      Total liabilities and stockholder's equity                  $24,057.7         $21,484.9
                                                                  =========         =========

   The accompanying notes are an integral part of the consolidated financial statements.

                        53  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998 (IN MILLIONS)

                                                                   2000             1999             1998
                                                                 --------         --------         --------
Net income                                                        $ 2.5            $ 42.4           $14.2
                                                                  -----            ------           -----
Other comprehensive income
  Net unrealized holding gains (losses) on
    available-for-sale securities, net of tax                      31.4             (68.6)           (4.3)
  Other                                                             0.1              (0.2)             --
                                                                  -----            ------           -----
                                                                   31.5             (68.8)           (4.3)
                                                                  -----            ------           -----
Comprehensive income                                              $34.0            $(26.4)          $ 9.9
                                                                  =====            ======           =====

   The accompanying notes are an integral part of the consolidated financial statements.

                        54  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998 (IN MILLIONS)

                                                                  ACCUMULATED
                                                   ADDITIONAL        OTHER                        TOTAL
                                                    PAID-IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                   COMMON STOCK     CAPITAL         INCOME        EARNINGS       EQUITY
                                   ------------    ----------    -------------    --------    -------------
Balance at December 31, 1997           $5.9          $199.4          $80.2         $532.2         $817.7
  Net income                                                                         14.2           14.2
  Other comprehensive income                                          (4.3)                         (4.3)
  Dividends to stockholder                                                          (50.0)         (50.0)
                                       ----          ------          -----         ------         ------
Balance at December 31, 1998            5.9           199.4           75.9          496.4          777.6
  Net income                                                                         42.4           42.4
  Other comprehensive income                                         (68.8)                        (68.8)
  Dividends to stockholder                                                          (80.0)         (80.0)
                                       ----          ------          -----         ------         ------
Balance at December 31, 1999            5.9           199.4            7.1          458.8          671.2
  Net income                                                                          2.5            2.5
  Other comprehensive income                                          31.5                          31.5
  Common shares issued                  0.5                                                          0.5
  Additional paid-in-capital                           65.5                                         65.5
  Dividends to stockholder                                                          (10.0)         (10.0)
                                       ----          ------          -----         ------         ------
Balance at December 31, 2000           $6.4          $264.9          $38.6         $451.3         $761.2
                                       ====          ======          =====         ======         ======

   The accompanying notes are an integral part of the consolidated financial statements.

                        55  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998 (IN MILLIONS)

                                                                    2000              1999              1998
                                                                  ---------         ---------         ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income from continuing operations                           $     2.5         $    53.7         $    14.1
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Amortization of discount and premiums                              (0.8)             (0.5)              0.2
    Depreciation and amortization                                       2.8               3.7               2.2
    Net realized (gains) losses on investments                         19.9              (2.3)             (8.4)
    Net unrealized gains on trading fixed maturities                  (12.7)               --                --
    Interest credited to contractholder deposits                      195.5             216.4             238.7
    Deferred federal income taxes                                     (53.1)             14.5              (8.6)
    Cash dividends from subsidiaries                                     --              19.3                --
  Changes in assets and liabilities:
    Deferred acquisition costs                                        (83.0)            (88.4)            208.7
    Accrued investment income                                          (5.7)             11.4              31.1
    Other assets                                                       15.0             (75.3)             78.5
    Future contract and policy benefits                               (14.5)             (7.5)         (1,124.0)
    Other, net                                                         38.7              72.3             896.6
                                                                  ---------         ---------         ---------
Net cash provided by operating activities                             104.6             217.3             329.1
                                                                  ---------         ---------         ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales, maturities and repayments of:
    Available-for-sale fixed maturities                             1,001.9           1,240.9           1,665.6
    Trading fixed maturities                                          186.9                --                --
    Subsidiaries                                                         --              57.5               0.6
    Other invested assets                                                --                --               0.9
    Mortgage loans                                                    208.5             385.7             316.9
    Real estate                                                        36.0               2.8               6.0
  Purchases of:
    Available-for-sale fixed maturities                              (738.3)           (615.2)         (1,346.7)
    Trading fixed maturities                                         (821.3)               --                --
    Equity securities                                                    --                --              (0.2)
    Other invested assets                                              (2.2)             (7.4)            (11.4)
    Mortgage loans                                                   (121.9)           (344.9)           (123.0)
    Real estate                                                       (15.0)             (1.6)             (1.1)
  Changes in other investing activities, net                            2.8               3.1             (14.4)
  Net change in policy loans                                           (0.8)              1.9              (1.6)
  Net change in short-term investments                                 34.9             155.9             (38.2)
                                                                  ---------         ---------         ---------
Net cash provided by (used in) investing activities                  (228.5)            878.7             453.4
                                                                  ---------         ---------         ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Deposits to contractholder deposit funds                          1,962.3           1,536.8             910.8
  Withdrawals from contractholder deposit funds                    (1,988.7)         (2,267.2)         (1,803.2)
  Repayment of long-term debt and borrowed funds                         --                --            (110.1)
  Dividends paid to stockholder                                       (10.0)            (80.0)            (50.0)
                                                                  ---------         ---------         ---------
Net cash provided by (used in) financing activities                   (36.4)           (810.4)         (1,052.5)
                                                                  ---------         ---------         ---------
Net change in cash and cash equivalents                              (160.3)            285.6            (270.0)
  Cash and cash equivalents, beginning of year                        550.3             264.7             534.7
                                                                  ---------         ---------         ---------
  Cash and cash equivalents, end of year                          $   390.0         $   550.3         $   264.7
                                                                  =========         =========         =========
SUPPLEMENTAL CASH FLOW INFORMATION
  Interest paid                                                   $    43.3         $    43.3         $    40.5
  Income taxes paid                                                    63.7               5.5              50.6

NON-CASH TRANSACTION

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

   The accompanying notes are an integral part of the consolidated financial statements

                        56  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2000, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's wholly-owned insurance subsidiary, Sun Life Insurance and Annuity Company of New York, is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts, group life and disability insurance, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a life insurance company domiciled in Canada which reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("SLC"), is now the ultimate parent of Sun Life Assurance Company of Canada and the Company.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

For the year ended December 31, 1999, the Company filed its Annual Report on Form 10-K using audited statutory financial statements prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than GAAP. During 2000 the Company changed its basis of accounting to GAAP and has restated the financial statements for the prior years ended December 31, 1999 and 1998 to conform with GAAP. See Note 13 for a reconciliation of statutory surplus to GAAP equity and statutory net income to GAAP net income.

The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial Services Limited, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Finance Corporation, Sun Financial Group Advisers, Inc., Sun Life of Canada (U.S.) SPE 97-1, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., and Clarendon Insurance Agency, Inc. The results are also consolidated with Sun Life of Canada Funding, LLC, which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I, for which Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner. All significant intercompany transactions have been eliminated in consolidation.

                        57  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Sun Life Insurance and Annuity Company of New York is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in its state of domicile, New York. Sun Life of Canada (U.S.) Distributors, Inc. is a registered investment adviser and broker-dealer. Sun Life Financial Services Limited serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada (Bermuda), an affiliate. Sun Capital Advisers, Inc. is a registered investment adviser. Sun Life of Canada (U.S.) SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I. Clarendon Insurance Agency, Inc. is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Sun Benefit Services Company, Inc., Sun Life Finance Corporation and Sun Financial Group Advisers, Inc. are currently inactive. Sun Life of Canada Funding, LLC. was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. Sun Life of Canada (U.S.) Limited Partnership I was established to purchase subordinated debentures issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., and to issue Partnership Capital Securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. Sun Life Information Services Ireland, Limited provides information systems development services to Sun Life Assurance Company of Canada and its subsidiaries.

During 1999, the Company sold two of its subsidiaries, Massachusetts Casualty Insurance Company ("MCIC") (sold February 1999) and New London Trust F.S.B. ("NLT") (sold October 1999). MCIC is a life insurance company that issues only individual disability income policies. NLT is a federally chartered savings bank, which grants commercial, residential real estate and installment loans. The results of operations of MCIC and NLT are reported as discontinued operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2000 presentation.

                        58  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums, and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of policyholder related amounts and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis. The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses.

                        59  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Other invested assets consist primarily of leveraged leases and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to

                        60  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized; generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. Deferred acquisition costs for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs which are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 4.5% to 5.5% for life insurance and 6.0% to 11.3% for annuities. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on

                        61  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon both the Company and its affiliates' experience and industry standards. Estimated liabilities are established for group life and health policies that contain experience-rating provisions.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group life and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments, and are generally not chargeable with liabilities that arise from any other business of the Company.

                        62  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", which establishes accounting and reporting standards for derivative instruments. SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133." SFAS No. 137 delays the effective date of SFAS No. 133 for all fiscal quarters until fiscal years beginning after June 15, 2000.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate.

Initial application of SFAS No. 133, as amended, for the Company will begin January 1, 2001. The Company estimates that at January 1, 2001, it will record $8,600,000 as a cumulative transition adjustment that will increase earnings relating to derivatives not designated as hedges prior to adoption of SFAS 133.

On January 1, 1999, the Company adopted AICPA SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. In the past, the Company has expensed such costs as they were incurred. The adoption of SOP 98-1, resulted in an increase in pre-tax income of $6,232,000 for the year ended December 31, 1999.

                        63  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Services of Financial Assets and Extinguishment of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. For transfers and servicing of financial assets and Extinguishment of liabilities, this standard will be effective for the Company's June 30, 2001 unaudited financial statements. However, for disclosures regarding securitizations and collateral, as well as recognition and reclassification of collateral, this standard will be effective for the Company's December 31, 2000 financial statements. The Company is currently evaluating the financial statement impact of the adoption of this standard, however, it does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

2.  SIGNIFICANT TRANSACTIONS WITH AFFILIATES

Effective October 1, 1998, the Company terminated a reinsurance agreement with Sun Life Assurance Company of Canada resulting in a decrease in income from operations to the Company of approximately $64,000,000 in 1998.

On February 11, 1999, two notes previously issued to the Company by Massachusetts Financial Services Company ("MFS"), an affiliate, were combined into a new note with a February 11, 2000 maturity date. The original notes were each issued for $110,000,000. One note was issued on February 11, 1998 at an interest rate of 6.0% and a due date of February 11, 1999. The other note was issued on December 22, 1998 at an interest rate of 5.55% and a due date of February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six-month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21, 1999.

On December 31, 1998, the Company had an additional $20,000,000 investment in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

On January 14, 2000, the Company purchased $200,000,000 of notes from MFS. On November 1, 2000, MFS repaid $100,000,000 of these notes.

                        64  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

2.  SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED):

On February 5, 1999, the Company sold MCIC to an unaffiliated company. The net proceeds of this sale were $33,965,000. The Company realized a loss of $25,465,000 net of a $14,482,000 tax benefit.

On October 29, 1999, the Company sold NLT to an unaffiliated company for $30,254,000. The Company realized a gain of $13,170,000 after taxes of $10,186,000.

On December 22, 1999, the Company acquired twenty-eight mortgages from Sun Life Assurance Company of Canada for a total cost of $118,092,000.

On June 27, 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. The Company realized a pretax gain of $451,000 on the sale.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its ownership in all 200 shares issued and outstanding of Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

As a result of the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. on December 21, 2000, and its ownership interest in Sun Life of Canada (U.S.) Limited Partnership I, the Company became the owner of a $600,000,000 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc. The Company also assumed the liability of the partnership capital securities issued to Sun Life of Canada (U.S.) Capital Trust I, a Delaware business Trust sponsored by the Company's parent. Partnership capital securities issued of $600,010,000 accrue interest at 8.526% and have no scheduled maturity date. These partnership capital securities, which represent the limited partner interest of Sun Life (U.S.) Limited Partnership I, may be redeemed on or after May 6, 2027. The Company is accounting for the acquisition of Sun Life of Canada (U.S.) General Partner, Inc. using the purchase method of accounting. The attached proforma statements of income for the years ended December 31, 2000

                        65  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

2.  SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED):

and 1999 illustrate the Company's results of operations as if the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. took place at the beginning of the year, respectively.

                                                              PROFORMA         PROFORMA
                                                                2000             1999
                                                              --------         --------
Revenues
    Premiums and annuity considerations                        $ 44.8           $ 45.1
    Net investment income                                       338.8            419.8
    Net realized investment gains (losses)                      (19.9)             2.3
    Fee and other income                                        297.9            217.5
                                                               ------           ------
Total revenues                                                  661.6            684.7
                                                               ------           ------
Benefits and expenses
    Policyowner benefits                                        338.3            334.9
    Other operating expenses                                    164.9            101.1
    Amortization of deferred policy acquisition costs           123.8             67.8
                                                               ------           ------
Total benefits and expenses                                     627.0            503.8
                                                               ------           ------
Income (loss) from operations                                    34.6            180.9
    Interest expense                                             94.5             94.5
                                                               ------           ------
Income (loss) before income tax expense and discontinued
operations                                                      (59.9)            86.4
                                                               ------           ------
Income tax expense (benefit):
    Federal                                                     (61.7)            30.0
    State                                                        (2.1)             0.4
                                                               ------           ------
    Income tax expense (benefit)                                (63.8)            30.4
                                                               ------           ------
Net income from continuing operations                             3.9             56.0
Net loss on disposal of subsidiaries, after tax                    --            (12.3)
Discontinued operations                                            --              1.0
                                                               ------           ------
Net income                                                     $  3.9           $ 44.7
                                                               ======           ======

Dividends in the amounts of $10,000,000, $80,000,000, and $50,000,000, were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2000, 1999, and 1998, respectively. The Company and its subsidiaries have management services agreements with Sun Life Assurance Company of Canada which provide that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $31,857,416 in 2000, $30,745,000 in 1999, and $17,381,000 in 1998.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

                        66  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

2.  SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED):

The Company has accrued $4,259,000 for unpaid interest on surplus notes at December 31, 2000 and 1999, respectively. The Company expensed $43,266,000, $43,266,000, and $44,903,000 for interest on surplus notes and notes payable for the years ended December 31, 2000, 1999 and 1998, respectively.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its $350,000,000 Sun Life Assurance Company of Canada subordinated note to Sun Canada Financial Co., an affiliate, in the form of additional capitalization. On the same day, Sun Canada Financial Co. transferred its ownership in the Company's surplus notes totaling $315,000,000 to Sun Life of Canada (U.S.) Holdings, Inc. in the form of a dividend. As a result, the Company had $565,000,000 of surplus notes issued to its parent, Sun Life of Canada (U.S.) Holdings Inc., as of December 31, 2000. The following table lists the details of the surplus notes outstanding (in 000's):

                                                              MATURITY       PRINCIPAL         RATE
                                                              --------       ---------       --------
Sun Life of Canada (U.S.) Holdings, Inc.                      12/15/07       $150,000         6.625%
Sun Life of Canada (U.S.) Holdings, Inc.                      12/15/15        150,000         7.250%
Sun Life of Canada (U.S.) Holdings, Inc.                      12/15/15          7,500         6.125%
Sun Life of Canada (U.S.) Holdings, Inc.                      12/15/07          7,500         5.750%
Sun Life of Canada (U.S.) Holdings, Inc.                      11/06/27        250,000         8.625%
                                                                             --------
Total                                                                        $565,000
                                                                             ========

                        67  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows
(in 000's):


                                                                  DECEMBER 31, 2000
                                                  -------------------------------------------------
                                                                 GROSS        GROSS      ESTIMATED
                                                  AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                     COST        GAINS        LOSSES       VALUE
                                                  ----------   ----------   ----------   ----------
Available-for-sale fixed maturities:
    United States treasury securities, U.S.
      Government and agency securities            $  183,733    $ 8,286      $    (68)   $  191,951
    States, provinces and political subdivisions      22,515        653            --        23,168
    Mortgage-backed securities                       123,113      2,132          (317)      124,928
    Public utilities                                 286,744     12,805        (5,914)      293,635
    Transportation                                   245,675     13,406        (3,821)      255,260
    Finance                                          299,440      8,141        (5,761)      301,820
    Corporate                                      1,293,302     52,597       (35,271)    1,310,628
                                                  ----------    -------      --------    ----------
        Total available-for-sale fixed
          maturities                              $2,454,522    $98,020      $(51,152)   $2,501,390
                                                  ==========    =======      ========    ==========
Trading fixed maturities:
    United States treasury securities, U.S.
      Government and agency securities            $      500    $     1      $      0    $      501
    Mortgage-backed securities                        18,281        556          (156)       18,681
    Public utilities                                  30,918      1,293          (243)       31,968
    Transportation                                    97,900      3,218          (266)      100,852
    Finance                                          159,250      5,470          (348)      164,372
    Corporate                                        328,662      9,116        (5,975)      331,803
                                                  ----------    -------      --------    ----------
        Total trading fixed securities            $  635,511    $19,654      $ (6,988)   $  648,177
                                                  ==========    =======      ========    ==========
Held-to-maturity fixed maturities:
    Sun Life of Canada (U.S.) Holdings, Inc.,
      8.526% subordinated debt, due 2027          $  600,000    $    --      $(53,888)   $  546,112
                                                  ----------    -------      --------    ----------
Total held-to-maturity fixed maturities           $  600,000    $    --      $(53,888)   $  546,112
                                                  ==========    =======      ========    ==========


                        68  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

                                                                  DECEMBER 31, 1999
                                                  -------------------------------------------------
                                                                 GROSS        GROSS      ESTIMATED
                                                  AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                     COST        GAINS        LOSSES       VALUE
                                                  ----------   ----------   ----------   ----------
Available-for-sale fixed maturities:
    United States treasury securities, U.S.
      Government and agency securities            $  107,272    $ 2,104      $ (3,191)   $  106,185
    States, provinces and political subdivisions      32,593         15          (161)       32,447
    Mortgage-backed securities                        98,903      1,225          (541)       99,587
    Public utilities                                 360,672      7,954        (9,780)      358,846
    Transportation                                   327,544      8,585        (4,258)      331,871
    Finance                                          281,303      4,632        (6,935)      279,000
    Corporate                                      1,477,105     22,851       (30,556)    1,469,400
                                                  ----------    -------      --------    ----------
Total available-for-sale fixed maturities         $2,685,392    $47,366      $(55,422)   $2,677,336
                                                  ==========    =======      ========    ==========
Trading fixed maturities:
    United States treasury securities, U.S.
      Government and agency securities            $    1,000    $     2      $     --    $    1,002
                                                  ----------    -------      --------    ----------
Total trading fixed securities                    $    1,000    $     2      $     --    $    1,002
                                                  ==========    =======      ========    ==========

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000's). Actual maturities may differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

                                                                    DECEMBER 31, 2000
                                                              -----------------------------
                                                              AMORTIZED          ESTIMATED
                                                                 COST            FAIR VALUE
                                                              ----------         ----------
Maturities of available-for-sale fixed securities:
    Due in one year or less                                   $  190,837         $  187,267
    Due after one year through five years                        949,281            959,260
    Due after five years through ten years                       537,068            563,360
    Due after ten years                                          777,336            791,503
                                                              ----------         ----------
                                                              $2,454,522         $2,501,390
                                                              ==========         ==========
Maturities of trading fixed securities:
    Due in one year or less                                   $      500         $      501
    Due after one year through five years                        186,541            190,300
    Due after five years through ten years                       266,573            270,476
    Due after ten years                                          181,897            186,900
                                                              ----------         ----------
                                                              $  635,511         $  648,177
                                                              ==========         ==========
Maturities of held-to-maturity securities:
    Due after ten years                                       $  600,000         $  546,112
                                                              ==========         ==========

                        69  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

Gross gains of $9,056,000, $12,496,000 and $25,752,000 and gross losses of
$24,018,000, $7,646,000, and $1,439,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2000, 1999, and 1998, respectively.

Fixed maturities with an amortized cost of approximately $2,991,000 and $3,009,000 at December 31, 2000 and 1999 respectively, were on deposit with Federal and State governmental authorities as required by law.

No fixed maturities have been pledged to collateralize various liabilities at December 31, 2000 and 1999, respectively.

As of December 31, 2000 and 1999, 98% and 94%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2000, the Company incurred realized losses totalling $14,956,000 for other than temporary impairment of value of some of its fixed maturities after determining that not all of the year 2000 unrealized losses are temporary in nature. Also in 2000, the Company stopped accruing income on its holdings of an issuer that declared bankruptcy. $243,000 of interest income on these holdings was not accrued. All of the Company's securities were income producing for the years ended December 31, 1999 and 1998.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure. The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows (in 000's):

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                2000             1999
                                                              --------         --------
Total mortgage loans                                          $846,439         $931,351
                                                              ========         ========
Real estate:
    Held-for-sale                                                7,483            7,804
    Held for production of income                               70,239           87,290
                                                              --------         --------
Total real estate                                             $ 77,722         $ 95,094
                                                              ========         ========

Accumulated depreciation on real estate was $14,879,000 and $18,529,000 at December 31, 2000 and 1999, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, mortgage loans' values are impaired or mortgage loans' values are impaired but they are performing, appropriate allowances for losses have been made. The Company has restructured mortgage

                        70  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

loans, impaired mortgage loans and impaired but performing mortgage loans totaling $18,165,000 and $33,577,000 at December 31, 2000 and 1999,
respectively, against which there are allowances for losses of $4,675,000 and $7,750,000, respectively. During 2000, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $1,500,000.

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows (in 000's):

                                                 BALANCE AT                               BALANCE AT
                                                 JANUARY 1,   ADDITIONS   SUBTRACTIONS   DECEMBER 31,
                                                 ----------   ---------   ------------   ------------
2000
    Mortgage loans                                 $7,750      $3,837        $(6,912)       $4,675
    Real estate                                     1,723          --         (1,723)           --

1999
    Mortgage loans                                 $6,600      $4,045        $(2,895)       $7,750
    Real estate                                     1,250       1,379           (906)        1,723

Mortgage loans and real estate investments comprise the following property types and geographic regions (in 000's):

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                2000              1999
                                                              --------         ----------
Property Type:
    Office building                                           $328,976         $  357,466
    Residential                                                 47,805             58,546
    Retail                                                     379,326            433,970
    Industrial/warehouse                                       153,580            156,204
    Other                                                       19,149             29,732
    Valuation allowances                                        (4,675)            (9,473)
                                                              --------         ----------
Total                                                         $924,161         $1,026,445
                                                              ========         ==========

                        71  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                2000              1999
                                                              --------         ----------
Geographic region:
    Arizona                                                   $ 19,809         $   16,155
    California                                                  87,607            117,355
    Colorado                                                     8,636             13,019
    Connecticut                                                 38,401             25,229
    Delaware                                                    15,131             15,919
    Florida                                                     36,179             43,718
    Georgia                                                     46,895             52,178
    Indiana                                                     13,496             19,174
    Kentucky                                                    14,941             12,225
    Maryland                                                    20,849             10,826
    Massachusetts                                               98,377             99,661
    Michigan                                                    45,948             69,545
    Nevada                                                       5,308              5,532
    New Jersey                                                  16,653             18,806
    New York                                                    69,529             65,107
    North Carolina                                              11,009             10,111
    Ohio                                                        35,966             43,947
    Pennsylvania                                               132,615            159,328
    Tennessee                                                   12,889             13,385
    Texas                                                       22,380             17,924
    Utah                                                        11,171             11,583
    Virginia                                                    20,911             21,731
    Washington                                                  60,560             68,657
    All other                                                   83,576            104,803
    Valuation allowances                                        (4,675)            (9,473)
                                                              --------         ----------
Total                                                         $924,161         $1,026,445
                                                              ========         ==========

At December 31, 2000, scheduled mortgage loan maturities were as follows
(000's):

2001                                        $ 81,373
2002                                          53,711
2003                                          31,245
2004                                          50,392
2005                                          89,651
Thereafter                                   540,067
                                            --------
Total                                       $846,439
                                            ========

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. The Company has made

                        72  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $45,119,000 and $15,911,000 at December 31, 2000 and 1999, respectively.

During 2000, the Company sold commercial mortgage loans in a securitization transaction. In the transaction, the Company retained servicing responsibilities, a Class B and a Class I interest only certificate. The
Class B certificate is a subordinated interest. The Company receives annual servicing fees, before expenses, of 0.1 percent of the outstanding balance and rights to future cash flows arising after the investors in the securitization trust have received the return for which they contracted. The investors in the securitization trust have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interest is subject to credit, and interest rate risk on the transferred financial assets. The Company recognized a pretax gain of $763,000 on the securitization transaction.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year were as follows:

                                                              CLASS B          CLASS I
                                                              --------         --------
Prepayment speed                                                   0                0
Weighted average life in years                                  7.25             4.54
Expected credit losses                                             0                0
Residual cash flows discount rate                              7.798            8.844
Treasury rate interpolated for average life                     4.97             4.96
Spread over treasuries                                          2.83%            3.88%
Duration in years                                              5.201            3.611

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows (in 000's):

                                                                COMMERCIAL MORTGAGES
                                                              -------------------------
                                                              CLASS B          CLASS I
                                                              --------         --------
Carrying amount of retained interests                          $2,737           $1,634
Fair value of retained interests                                2,875            1,716
Weighted average life in years                                  7.254            4.543

EXPECTED CREDIT LOSSES
Impact on fair value of .025% of adverse change                     4               36
Impact on fair value of .05% of adverse change                      8               73

RESIDUAL CASH FLOWS DISCOUNT RATE
Impact on fair value of .5% of adverse change                      75               31
Impact on fair value of 1% of adverse change                      150               62

The total principal amount of the commercial mortgage loans was $32,035,000 at December 31, 2000, none of which were 60 days or more past due. There were no net credit losses incurred relating to the commercial mortgage loans at the date of the securitization and at December 31, 2000.

                        73  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2000 and 1999, respectively. The Company requires collateral at 102% of the value of securities loaned. As of December 31, 2000 and 1999, the Company had received no collateral for securities on loan. The income resulting from this program was $48,000, $37,000 and $135,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.78 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master Lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements (in 000's):

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                2000             1999
                                                              --------         --------
Lease contracts receivable                                    $ 57,623         $ 69,766
Less: non-recourse debt                                        (57,607)         (69,749)
                                                              --------         --------
Net Receivable                                                      16               17
Estimated residual value of leased assets                       41,150           41,150
Less: unearned and deferred income                              (6,718)          (7,808)
                                                              --------         --------
Investment in leverage lease                                    34,448           33,359
Less: fees                                                         (88)            (113)
                                                              --------         --------
Net investment in leverage leases                             $ 34,360         $ 33,246
                                                              ========         ========

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at

                        74  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations. Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

In 2000, the Company launched a new guaranteed investment contract program. The purpose of the program was to increase market place and interest for these products. Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps. The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the note.

The net increase (decrease) in net investment income related to interest rate swaps was $166,000, ($2,513,000) and ($1,686,000) for the years ended
December 31, 2000, 1999 and 1998, respectively. The Company did not employ hedge accounting treatment in 2000, 1999 and 1998. As a result, the unrealized gains and losses were realized immediately in those years and the deferred balances as of the year ended December 31, 1997 were realized during 1998.

The Company recognized gross realized gains on swaps of $3,924,000, $4,735,000, and $6,568,000 in 2000, 1999, and 1998, respectively, as well as gross realized losses of $1,156,000, $1,789,000, and $20,538,000 during 2000, 1999, and 1998, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2000 and 1999, the Company's derivatives had no significant concentration of credit risk. The Company does not require collateral or other security to support derivative financial instruments with credit risk.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option. Cash is exchanged to purchase the option and through the exercise date, the holder can elect to exercise the option or allow it to expire. The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

                        75  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows (in 000's):

                                                               OUTSTANDING AT DECEMBER 31, 2000
                                                             -------------------------------------
                                                                 NOTIONAL              UNREALIZED
                                                             PRINCIPAL AMOUNTS         GAIN (LOSS)
                                                             -----------------         -----------
Interest rate swaps                                              $1,308,496             $(40,432)
Currency swaps                                                      370,554                1,839
Equity swaps                                                        162,576              (16,883)
                                                                 ----------             --------
    Total                                                        $1,841,626             $(55,476)
                                                                 ==========             ========

                                                               OUTSTANDING AT DECEMBER 31, 1999
                                                             -------------------------------------
                                                                 NOTIONAL              UNREALIZED
                                                             PRINCIPAL AMOUNTS         GAIN (LOSS)
                                                             -----------------         -----------
Interest rate swaps                                              $  368,000             $  9,522
Currency swaps                                                        1,700                  295
                                                                 ----------             --------
    Total                                                        $  369,700             $  9,817
                                                                 ==========             ========

At December 31, 2000, the unrealized gains (losses) on derivatives are included with other liabilities on the financial statements. The unrealized gains (losses) on derivatives are included with other assets at December 31, 1999.

4.  NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):

                                                               2000           1999           1998
                                                             --------       --------       --------
Fixed maturities                                             $(14,962)      $ 4,846        $ 24,268
Mortgage and other loans                                        2,057         1,981              36
Real estate                                                     5,211          (742)            499
Derivative instruments                                          2,768         2,945         (13,970)
Short term investments                                            (22)            4              24
Write-down of fixed maturities                                (14,956)       (6,689)         (2,481)
                                                             --------       -------        --------
    Total                                                    $(19,904)      $ 2,345        $  8,376
                                                             ========       =======        ========

                        76  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

5.  NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

                                                             2000           1999           1998
                                                           --------       --------       --------
Fixed maturities                                           $265,608       $254,390       $295,167
Equity securities                                                --            (33)            37
Mortgage and other loans                                     77,807         90,638        103,804
Real estate                                                   8,868          6,829          7,844
Policy loans                                                  3,047          3,172          2,934
Derivatives                                                 (66,773)        17,671        (11,880)
Income on funds withheld under reinsurance                       --             --         67,045
Other                                                         4,664         (1,416)          (817)
                                                           --------       --------       --------
    Gross investment income                                 293,221        371,251        464,134
Less: Investment expenses                                     5,510          6,273          8,277
                                                           --------       --------       --------
    Net investment income                                  $287,711       $364,978       $455,857
                                                           ========       ========       ========

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107 "Disclosure about Fair Value of Financial Instruments" excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                        77  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in 000's):

                                                   DECEMBER 31, 2000         DECEMBER 31, 1999
                                                -----------------------   -----------------------
                                                 CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                                  AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                                ----------   ----------   ----------   ----------
Financial assets:
    Cash and cash equivalents                   $  390,049   $  390,049   $  550,265   $  550,265
    Fixed maturities                             3,749,567    3,695,679    2,678,340    2,678,340
    Short-term investments                         112,077      112,077      177,213      177,213
    Mortgages                                      846,439      886,384      931,351      933,725
    Derivatives                                    (55,476)     (55,476)       9,817        9,817
    Policy loans                                    41,459       41,459       40,660       40,660
    Other invested assets                           74,551       74,551       67,938       67,938

Financial liabilities:
    Guaranteed investment contracts             $1,002,865   $  998,544   $  677,265   $  665,830
    Contractholder deposit funds                 2,129,758    2,090,197    2,279,413    2,213,896
    Fixed annuity contracts                        102,637       98,337      112,794      105,845
    Interest sensitive life insurance              114,198      116,900      116,999      119,659
    Long-term debt                                 565,000      510,962      565,000      529,212
    Partnership capital securities                 607,826      553,938           --           --

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

                        78  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7.  REINSURANCE

INDIVIDUAL INSURANCE

The Company had several agreements with Sun Life Assurance Company of Canada, which provided that Sun Life Assurance Company of Canada would reinsure the mortality risk and certain ancillary benefits under various individual life insurance contracts sold by the Company. Under these agreements, basic death benefits and supplementary benefits were reinsured on a yearly renewable term basis and coinsurance basis, respectively. The effective dates of these agreements were June 1, 1982, November 1, 1986, and January 1, 1987. These agreements were terminated on December 31, 2000.

Effective January 1, 1991, the Company entered into an agreement with Sun Life Assurance Company of Canada under which certain individual life insurance contracts issued by Sun Life Assurance Company of Canada were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991, the Company entered into an agreement with Sun Life Assurance Company of Canada which provides that Sun Life Assurance Company of Canada will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These two agreements were terminated effective October 1, 1998.

The Company had an agreement with an unrelated company which provided reinsurance of a small block of individual life insurance contracts on a modified coinsurance basis. This agreement was terminated on December 31, 2000.

The Company has agreements with Sun Life Assurance Company of Canada and with other unrelated companies which provide for reinsurance of certain mortality risks associated with the individual and corporate owned life insurance (COLI) contracts. These amounts are reinsured on a yearly renewable term basis.

GROUP INSURANCE

The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.

                        79  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

7.  REINSURANCE (CONTINUED):

The effects of reinsurance were as follows (in 000's):

                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                           --------------------------------------
                                                             2000           1999           1998
                                                           --------       --------       --------
Insurance premiums:
    Direct                                                 $ 51,058       $ 54,662       $ 58,940
    Assumed                                                      --             --        159,787
    Ceded                                                     6,255          9,595         15,414
                                                           --------       --------       --------
Net premiums                                               $ 44,803       $ 45,067       $203,313
                                                           ========       ========       ========
Insurance and other individual policy benefits and
  claims:
    Direct                                                 $346,411       $342,284       $352,968
    Assumed                                                      --             --        248,664
    Ceded                                                     8,077          7,433         13,523
                                                           --------       --------       --------
Net policy benefits and claims                             $338,334       $334,851       $588,109
                                                           ========       ========       ========

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8.  RETIREMENT PLANS:

PENSION PLAN

The Company and its subsidiaries participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

                        80  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS: (CONTINUED):

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2000, 1999, and 1998 (in 000's):

                                                                  YEAR ENDED DECEMBER 31,
                                                           --------------------------------------
                                                             2000           1999           1998
                                                           --------       --------       --------
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Projected benefit obligation at beginning of year          $ 99,520       $110,792       $ 79,684
Service cost                                                  5,242          5,632          4,506
Interest cost                                                 7,399          6,952          6,452
Actuarial loss (gain)                                           579        (21,480)        21,975
Benefits paid                                                (3,065)        (2,376)        (1,825)
                                                           --------       --------       --------
Projected benefit obligation at end of year                $109,675       $ 99,520       $110,792
                                                           ========       ========       ========
CHANGE IN FAIR VALUE OF PLAN ASSETS:
Fair value of plan assets at beginning of year             $158,271       $151,575       $136,610
Actual return on plan assets                                  8,218          9,072         16,790
Benefits paid                                                (3,285)        (2,376)        (1,825)
                                                           --------       --------       --------
Fair value of plan assets at end of year                   $163,204       $158,271       $151,575
                                                           ========       ========       ========
Funded status                                              $ 53,529       $ 58,752       $ 40,783
Unrecognized net actuarial loss                             (12,620)       (20,071)        (2,113)
Unrecognized transition obligation                          (20,561)       (22,617)       (24,674)
Unrecognized prior service cost                               6,501          7,081          7,661
                                                           --------       --------       --------
Prepaid benefit cost                                       $ 26,849       $ 23,145       $ 21,657
                                                           ========       ========       ========

The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2000, 1999, and 1998 (in 000's).

                                                                   YEAR ENDED DECEMBER 31,
                                                            --------------------------------------
                                                              2000           1999           1998
                                                            --------       --------       --------
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost                                                $  5,242       $  5,632       $  4,506
Interest cost                                                  7,399          6,952          6,452
Expected return on plan assets                               (13,723)       (12,041)       (10,172)
Amortization of transition obligation asset                   (2,056)        (2,056)        (2,056)
Amortization of prior service cost                               580            580            580
Recognized net actuarial gain                                 (1,146)          (554)          (677)
                                                            --------       --------       --------
Net periodic benefit cost                                   $ (3,704)      $ (1,487)      $ (1,367)
                                                            ========       ========       ========
The Company's share of net periodic benefit cost            $    805       $    736       $    586
                                                            ========       ========       ========

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.5% for the years ended December 31, 2000 and 1999. The expected

                        81  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS: (CONTINUED):

return on plan assets for 2000 and 1999 was 8.75% and the assumed rate of compensation increase for both 2000 and 1999 was 4.50%.

The Company and certain subsidiaries also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $354,000, $284,000, and $231,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company and certain subsidiaries provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2000 and 1999 (in 000's).

                                                                   YEAR ENDED DECEMBER 31,
                                                            --------------------------------------
                                                              2000           1999           1998
                                                            --------       --------       --------
CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                     $ 12,217       $ 10,419       $  9,845
Service cost                                                     529            413            240
Interest cost                                                  1,139            845            673
Actuarial loss                                                 3,665          1,048            308
Benefits paid                                                   (465)          (508)          (647)
                                                            --------       --------       --------
Benefit obligation at end of year                           $ 17,085       $ 12,217       $ 10,419
                                                            ========       ========       ========
CHANGE IN FAIR VALUE OF PLAN ASSETS:
Fair value of plan assets at beginning of year              $     --       $     --       $     --
Employer contributions                                           465            508            647
Benefits paid                                                   (465)          (508)          (647)
                                                            --------       --------       --------
Fair value of plan assets at end of year                    $     --       $     --       $     --
                                                            ========       ========       ========
Funded Status                                               $(17,085)      $(12,217)      $(10,419)
Unrecognized net actuarial loss                                4,914          1,469            586
Unrecognized transition obligation                                95            140            185
                                                            --------       --------       --------
Prepaid (accrued) benefit cost                              $(12,076)      $(10,608)      $ (9,648)
                                                            ========       ========       ========

                        82  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS: (CONTINUED):

The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2000, 1999, and 1998 (in 000's).

                                                                2000           1999           1998
                                                              --------       --------       --------
COMPONENTS OF NET PERIODIC BENEFIT COST
Service cost                                                   $  529         $  413          $240
Interest cost                                                   1,139            845           673
Amortization of transition obligation (asset)                      45             45            45
Recognized net actuarial loss (gain)                              219            164           (20)
                                                               ------         ------          ----
Net periodic benefit cost                                      $1,932         $1,467          $938
                                                               ======         ======          ====
The Company's share of net periodic benefit cost               $  219         $  185          $ 95
                                                               ======         ======          ====

In order to measure the postretirement benefit obligation at December 31, 2000 the Company assumed a 10.9% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). These rates were assumed to decrease gradually to 5.0% for 2006 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $3.4 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $405 thousand. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $2.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $320 thousand. The assumed weighted average discount rate used in determining the postretirement benefit obligation for both 2000 and 1999 was 7.50%.

9.  FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31, 2000, 1999 and 1998 was as follows (in 000's):

                                                               2000           1999           1998
                                                             --------       --------       --------
Federal income tax expense (benefit):
    Current                                                  $ (8,536)      $18,570        $19,476
    Deferred                                                  (53,145)       10,210         (8,551)
                                                             --------       -------        -------
Total                                                        $(61,681)      $28,780        $10,925
                                                             ========       =======        =======

                        83  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.  FEDERAL INCOME TAXES (CONTINUED):

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

                                                               2000           1999           1998
                                                             --------       --------       --------
Expected federal income tax expense                          $(21,455)      $28,969        $ 9,405
    Low income housing credit                                  (5,805)       (6,348)        (4,446)
    Additional tax provision                                  (35,897)        6,851          5,423
    Other                                                       1,476          (692)           543
                                                             --------       -------        -------
Federal income tax expense                                   $(61,681)      $28,780        $10,925
                                                             ========       =======        =======

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2000 and 1999 were as follows (in 000's):

                                                                2000              1999
                                                              ---------         ---------
Deferred tax assets:
    Actuarial liabilities                                     $ 177,709         $ 136,560
    Other                                                           845               943
                                                              ---------         ---------
Total deferred tax assets                                     $ 178,554         $ 137,503

Deferred tax liabilities:
    Deferred policy acquisition costs                          (189,447)         (193,238)
    Investments, net                                            (30,513)          (21,940)
                                                              ---------         ---------
Total deferred tax liabilities                                $(219,960)        $(215,178)
                                                              ---------         ---------
Net deferred tax liabilities                                  $ (41,406)        $ (77,675)
                                                              =========         =========

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

                        84  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

                                                                2000             1999
                                                              --------         --------
Balance at January 1                                          $17,755          $15,002
Less reinsurance recoverables                                  (4,036)          (3,232)
                                                              -------          -------
Net balance at January 1                                       13,719           11,770
                                                              -------          -------
Incurred related to:
    Current year                                               10,670           12,187
    Prior years                                                   (14)          (1,487)
                                                              -------          -------
Total incurred                                                 10,656           10,700
                                                              -------          -------
Paid losses related to:
    Current year                                               (5,473)          (6,755)
    Prior years                                                (3,395)          (1,996)
                                                              -------          -------
Total paid                                                     (8,868)          (8,751)
                                                              -------          -------
Net balance at December 31                                     20,574           17,755
Plus reinsurance recoverables                                  (5,067)          (4,036)
                                                              -------          -------
Balance at December 31                                        $15,507          $13,719
                                                              =======          =======

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the deferred policy acquisition costs (in 000's):

                                                                2000              1999
                                                              ---------         --------
Balance at January 1                                          $ 686,278         $523,872
    Acquisition costs deferred                                  206,869          156,228
    Amortized to expense during the year                       (123,832)         (67,815)
    Adjustment for unrealized investment gains (losses)
      during the year                                            (7,327)          73,993
                                                              ---------         --------
Balance at December 31                                        $ 761,988         $686,278
                                                              =========         ========

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three

                        85  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

12. SEGMENT INFORMATION (CONTINUED):

operating segments and maintains a corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Net investment income is allocated based on segmented assets by line of business.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life and long-term disability insurance to small and mid-size employers in the State of New York.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering guaranteed investment contracts to unrelated third parties in overseas markets during the second quarter of 2000. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.

                        86  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

12. SEGMENT INFORMATION (CONTINUED):

The following amounts pertain to the various business segments (in 000's):

                                                                               NET
                                 TOTAL        TOTAL          PRETAX        OPERATINGE        TOTAL
                                REVENUES   EXPENDITURES   INCOME (LOSS)   INCOME (LOSS)     ASSETS
 YEAR ENDED DECEMBER 31, 2000   --------   ------------   -------------   -------------   -----------
Individual Protection           $ 44,206     $ 44,477       $   (271)       $   (176)     $ 1,242,549
Group Protection                  17,194       15,350          1,844           1,199           30,514
Wealth Management                533,517      556,864        (23,347)         (6,911)      22,094,736
Corporate                         15,552       55,025        (39,473)          8,419          689,869
                                --------     --------       --------        --------      -----------
    Total                       $610,469     $671,716       $(61,247)       $  2,531      $24,057,668
                                ========     ========       ========        ========      ===========

 YEAR ENDED DECEMBER 31, 1999
Individual Protection             17,625       18,001           (376)            198          302,100
Group Protection                  16,415       15,541            874             568           27,286
Wealth Management                563,836      460,788        103,048          73,002       20,911,529
Corporate                         31,996       52,731        (20,735)        (20,036)         243,998
                                --------     --------       --------        --------      -----------
    Total                       $629,872     $547,061       $ 82,811        $ 53,732      $21,484,913
                                ========     ========       ========        ========      ===========

 YEAR ENDED DECEMBER 31, 1998
Individual Protection            232,193      300,478        (68,285)        (45,186)         365,397
Group Protection                  15,259       13,023          2,236           1,433           23,297
Wealth Management                560,643      457,483        103,160          74,662       17,572,436
Corporate                         38,600       50,838        (12,238)        (16,803)         287,132
                                --------     --------       --------        --------      -----------
    Total                       $846,695     $821,822       $ 24,873        $ 14,106      $18,248,262
                                ========     ========       ========        ========      ===========

13. REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

                        87  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

13. REGULATORY FINANCIAL INFORMATION (CONTINUED):

The following information reconciles statutory net income and statutory surplus with net income and equity on a GAAP basis (in 000's):

                                                                  YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------
                                                            2000           1999            1998
                                                          --------       ---------       ---------
Statutory net income                                      $   (236)      $  90,358       $ 125,401
Adjustments to GAAP for life insurance companies:
    Statutory interest maintenance reserve                   4,341           3,956           2,925
    Investment income and realized gains (losses)          (90,373)         13,803          (4,532)
    Policyowner premiums and benefits                      (36,572)       (135,416)       (178,973)
    Deferred policy acquisition costs                       83,037          88,413          60,527
    Deferred income taxes                                   45,358         (13,615)          8,886
    Other, net                                              (3,024)         (5,057)             --
                                                          --------       ---------       ---------
GAAP net income                                           $  2,531       $  42,442       $  14,234
                                                          ========       =========       =========

                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2000                 1999
                                                              ------------         ------------
Statutory capital stock and surplus                            $ 940,335            $ 886,342
Adjustments to GAAP for life insurance companies:
    Valuation of investments                                     (37,011)               3,697
    Deferred policy acquisition costs                            761,988              686,278
    Future policy benefits and Contractholder deposit funds     (388,946)            (350,181)
    Deferred income taxes                                        (41,406)             (77,675)
    Statutory interest maintenance reserve                        39,979               42,325
    Statutory asset valuation reserve                             45,376               45,281
    Surplus notes                                               (565,000)            (565,000)
    Other, net                                                     5,848                  178
                                                               ---------            ---------
GAAP equity                                                    $ 761,163            $ 671,245
                                                               =========            =========

The NAIC has codified statutory accounting practices, which are expected to constitute the only source of prescribed statutory accounting practices effective January 1, 2001. The codification has resulted in changes to many of the prescribed accounting practices that insurance companies use to prepare their statutory financial statements. The effect of the changes to accounting practices as a result of codification in 2001 is estimated to be an increase in the Company's statutory surplus of $24 million, primarily from the establishment of deferred tax assets.

14. DIVIDEND RESTRICTIONS

The Company and its insurance subsidiary's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and Sun Life Insurance and Annuity Company of New York. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of

                        88  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

14. DIVIDEND RESTRICTIONS (CONTINUED):

Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance. Dividends in the amounts of $10,000,000, $80,000,000 and $50,000,000 were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2000, 1999, and 1998. These dividends were approved by the Board of Directors.

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. Dividends in the amount of $4,700,000, $6,500,000, and $3,000,000 were declared and paid during 2000, 1999, and 1998, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a

                        89  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

15. COMMITMENTS AND CONTINGENCIES (CONTINUED):

portion of the associated premium taxes. The Company incurred guaranty fund assessments of approximately $4,000,000, $3,500,000, and $3,500,000 in 2000,
1999 and 1998, respectively.

LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurance, management, at the present time, does not anticipate that the ultimate liability arising from such pending and threatened litigation will have a material effect on the financial condition or operating results of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million. There are 14 banks in the syndicate of lenders, which is led by Chase Bank, New York. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements. One line of credit terminates October, 2001, the other in October, 2003. As of December 31, 2000, no amounts have been borrowed.

LEASE COMMITMENTS


The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2000, minimum future lease payments under such leases are as follows:


2001                                     $ 4,090,800
2002                                       4,144,350
2003                                       3,090,600
2004                                       2,575,500
Thereafter                                        --
                                         -----------
Total                                    $13,901,250
                                         ===========

Total rental expense for the years ended December 31, 2000, 1999 and 1998 was $4,582,913, $4,656,000, and $4,139,000, respectively.

16. DISCONTINUED OPERATIONS

During 1999, the Company discontinued its individual disability segment and its banking and trust segment. These segments were composed of MCIC and NLT, which were both sold during 1999 to separate, unaffiliated parties. Net proceeds on the sale of MCIC were approximately $33,965,000 and the Company realized a net loss after taxes of $25,465,000. Net proceeds on the sale of NLT were approximately $30,000,000; the Company realized a net gain after taxes of $13,170,000. Immediately before the sale date of NLT, the Company received a $19 million dividend distribution from NLT.

                        90  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

16. DISCONTINUED OPERATIONS (CONTINUED):

There were no results from discontinued operations in 2000. Income from discontinued operations for the years ended December 31, 1999 and 1998 were as follows (in 000's):

                                                                1999             1998
                                                              --------         --------
Revenue                                                       $22,667          $104,225
Expenses                                                       21,430           104,593
Provision for income taxes                                        203              (445)
                                                              -------          --------
Income from discontinued operations                           $ 1,034          $     77
                                                              =======          ========

                        91  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDER OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.):

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, comprehensive income and of cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP


Boston, Massachusetts
February 7, 2001


                        92  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF CONDITION--December 31, 2000

 ASSETS:
                                                       SHARES       COST         VALUE
 Investments in:                                     ----------  -----------  -----------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund ("AIM1").....     4,149    $  145,114   $  127,965
       V.I. Growth Fund ("AIM2")...................    10,664       329,145      264,671
       V.I. Growth and Income Fund ("AIM3")........    18,163       594,155      475,677
       V.I. International Equity Fund ("AIM4").....    16,392       376,391      329,804
     The Alger American Fund
       Growth Portfolio ("AL1")....................     6,702       394,914      316,809
       Income and Growth Portfolio ("AL2").........     6,235        83,855       82,680
       Small Capitalization Portfolio ("AL3")......     2,782        72,852       65,360
     Goldman Sachs Variable Insurance Trust........
       VIT CORE-SM- Large Cap Growth Fund ("GS1")      14,418       225,245      158,594
       VIT CORE-SM- Small Cap Equity Fund
         ("GS2")...................................       360         3,724        3,740
       VIT CORE-SM- US Equity Fund ("GS3").........     2,581        34,061       32,215
       Growth and Income Fund ("GS4")..............     1,761        19,309       18,212
       International Equity Fund ("GS5")...........    14,386       199,191      169,467
     MFS/Sun Life Series Trust
       Capital Appreciation Series ("CAS").........     3,132       140,198      130,121
       Massachusetts Investors Trust Series
         ("MIT")...................................     1,239        43,370       43,500
       Emerging Growth Series ("EGS")..............     9,128       325,121      267,552
       Government Securities Series ("GGS")........    13,415       165,560      175,874
       High Yield Series ("HYS")...................     6,293        49,631       48,018
       Massachusetts Investors Growth Stock Series
         ("MIS")...................................    10,347       156,325      150,133
       New Discovery Series ("NWD")................     3,043        46,669       48,629
       Total Return Series ("TRS").................     4,235        77,303       83,380
       Utilities Series ("UTS")....................     4,446        83,794       84,838
     OCC Accumulation Trust
       Equity Portfolio ("OP1")....................    16,280       514,010      587,559
       Mid Cap Portfolio ("OP2")...................     3,150        40,799       41,015
       Small Cap Portfolio ("OP3").................     7,177       194,564      231,455
       Managed Portfolio ("OP4")...................        26         1,089        1,103
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund ("SCA1")......   282,223       282,223      282,223
       Sun Capital Investment Grade Bond Fund
         ("SCA2")..................................    14,114       133,208      135,499
       Sun Capital Real Estate Fund ("SCA3").......     5,022        56,032       56,495
       Sun Capital Select Equity Fund ("SCA4").....     5,278        66,190       57,903
       Sun Capital Blue Chip Mid Cap Fund
         ("SCA5")..................................    11,085       165,696      154,418
       Sun Capital Investors Foundation Fund
         ("SCA6")..................................     4,872        49,038       47,358
                                                                 ----------   ----------
         NET ASSETS............................................  $5,068,776   $4,672,267
                                                                 ==========   ==========

                       See notes to financial statements

                        93  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

 NET ASSETS APPLICABLE TO CONTRACT OWNERS:
                                                       UNITS    UNIT VALUE     VALUE
 Futurity Variable Universal Life Contracts:         ---------  ----------  -----------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund..............    8,970     $11.7370   $  105,277
       V.I. Growth Fund............................   24,596       9.4912      233,443
       V.I. Growth and Income Fund.................   12,581      10.0053      125,879
       V.I. International Equity Fund..............   24,546      10.6461      261,325
     The Alger American Fund.......................
       Growth Portfolio............................    8,375       9.9519       83,352
       Income and Growth Portfolio.................    4,359      13.0942       57,075
       Small Capitalization Portfolio..............    6,486       9.6600       62,650
     Goldman Sachs Variable Insurance Trust
       VIT CORE-SM- Large Cap Growth Fund..........   16,832       9.1456      153,942
       VIT CORE-SM- Small Cap Equity Fund..........      223      11.5276        2,576
       VIT CORE-SM- US Equity Fund.................    3,168       9.8133       31,089
       Growth and Income Fund......................    1,831       9.4284       17,261
       International Equity Fund...................    3,577      10.5413       37,710
     MFS/Sun Life Series Trust
       Capital Appreciation Series.................   11,527      11.1052      128,013
       Massachusetts Investors Trust Series........    3,190      10.2463       32,685
       Emerging Growth Series......................   17,759      12.6471      224,602
       Government Securities Series................   15,675      11.1141      174,213
       High Yield Series...........................    3,826       9.4416       36,124
       Massachusetts Investors Growth Stock
        Series.....................................   12,841      11.5244      147,985
       New Discovery Series........................    2,992      15.2424       45,599
       Total Return Series.........................    5,723      11.4020       65,249
       Utilities Series............................    4,391      12.9321       63,772
     OCC Accumulation Trust
       Equity Portfolio............................    6,040      10.5828       63,920
       Mid Cap Portfolio...........................    1,371      15.0438       20,625
       Small Cap Portfolio.........................    3,471      13.7970       47,893
       Managed Portfolio...........................       --      10.9202           --
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund...............   23,176      10.6740      247,377
       Sun Capital Investment Grade Bond Fund......   10,354      10.8796      112,644
       Sun Capital Real Estate Fund................    2,799      12.6282       35,343
       Sun Capital Select Equity Fund..............    2,782      11.3069       31,451
       Sun Capital Blue Chip Mid Cap Fund..........    7,531      15.7315      118,475
       Sun Capital Investors Foundation Fund.......    4,431      10.4485       46,299
                                                                            ----------
         Net Assets Applicable to Contract Holders........................  $2,813,848
                                                                            ==========

                       See notes to financial statements

                        94  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

 NET ASSETS APPLICABLE TO CONTRACT OWNERS:
                                                             UNITS    UNIT VALUE     VALUE
 Futurity Survivorship Variable Universal Life Contracts:  ---------  ----------  -----------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund.................       2,323     $ 9.3289   $   21,671
       V.I. Growth Fund...............................       3,787       7.9928       30,268
       V.I. Growth and Income Fund....................      39,265       8.8829      348,786
       V.I. International Equity Fund.................       7,801       8.6409       67,406
     The Alger American Fund
       Growth Portfolio...............................      26,736       8.6967      232,516
       Income and Growth Portfolio....................       2,395      10.1386       24,283
       Small Capitalization Portfolio.................         211       8.5129        1,800
     Goldman Sachs Variable Insurance Trust
       VIT CORE-SM- Large Cap Growth Fund.............         476       8.0248        3,823
       VIT CORE-SM- Small Cap Equity Fund.............          --      11.1958           --
       VIT CORE-SM- US Equity Fund....................          15       9.4388          138
       Growth and Income Fund.........................          --       9.8602           --
       International Equity Fund......................      14,381       9.0908      130,735
     MFS/Sun Life Series Trust
       Capital Appreciation Series....................         104       9.4431          986
       Massachusetts Investors Trust Series...........         940      10.4017        9,781
       Emerging Growth Series.........................       5,016       8.5628       42,950
       Government Securities Series...................          50      10.8591          539
       High Yield Series..............................       1,175       9.3087       10,941
       Massachusetts Investors Growth Stock Series....         223       9.6395        2,148
       New Discovery Series...........................         149      10.9305        1,626
       Total Return Series............................       1,553      11.6734       18,131
       Utilities Series...............................       1,830      10.7987       19,764
     OCC Accumulation Trust
       Equity Portfolio...............................      45,076      11.5939      522,605
       Mid Cap Portfolio..............................       1,552      12.0101       18,645
       Small Cap Portfolio............................      12,884      14.1388      182,171
       Managed Portfolio..............................          --      11.2901           --
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund..................       3,248      10.3898       33,750
       Sun Capital Investment Grade Bond Fund.........       2,027      10.7298       21,753
       Sun Capital Real Estate Fund...................       1,645      12.0836       19,876
       Sun Capital Select Equity Fund.................       2,737       9.2466       25,306
       Sun Capital Blue Chip Mid Cap Fund.............       2,855      12.0317       34,345
       Sun Capital Investors Foundation Fund..........          --       9.7116           --
                                                                                  ----------
         Net Assets Applicable to Contract Holders..............................  $1,826,743
                                                                                  ==========

                       See notes to financial statements

                        95  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

 NET ASSETS APPLICABLE TO SPONSOR:
                                                        VALUE
 Futurity Variable Universal Life Basis:             -----------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund..............  $    1,017
       V.I. Growth Fund............................         960
       V.I. Growth and Income Fund.................       1,012
       V.I. International Equity Fund..............       1,073
     The Alger American Fund
       Growth Portfolio............................         941
       Income and Growth Portfolio.................       1,322
       Small Capitalization Portfolio..............         910
     Goldman Sachs Variable Insurance Trust
       VIT CORE-SM- Large Cap Growth Fund..........         829
       VIT CORE-SM- Small Cap Equity Fund..........       1,164
       VIT CORE-SM- US Equity Fund.................         988
       Growth and Income Fund......................         951
       International Equity Fund...................       1,022
     MFS/Sun Life Series Trust
       Capital Appreciation Series.................       1,122
       Massachusetts Investors Trust Series........       1,034
       Emerging Growth Series......................          --
       Government Securities Series................       1,122
       High Yield Series...........................         953
       Massachusetts Investors Growth Stock
        Series.....................................          --
       New Discovery Series........................       1,404
       Total Return Series.........................          --
       Utilities Series............................       1,302
     OCC Accumulation Trust
       Equity Portfolio............................       1,034
       Mid Cap Portfolio...........................       1,745
       Small Cap Portfolio.........................       1,391
       Managed Portfolio...........................       1,103
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund...............       1,096
       Sun Capital Investment Grade Bond Fund......       1,102
       Sun Capital Real Estate Fund................       1,276
       Sun Capital Select Equity Fund..............       1,146
       Sun Capital Blue Chip Mid Cap Fund..........       1,598
       Sun Capital Investors Foundation Fund.......       1,059
                                                     ----------
         Net Assets Applicable to Sponsor:.........  $   31,676
                                                     ----------
         Net Assets Applicable to Contract Holders
         and Sponsor...............................  $4,672,267
                                                     ==========

                       See notes to financial statements

                        96  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS--Year Ended December 31, 2000

                                              AIM1         AIM2         AIM3         AIM4          AL1          AL2
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  3,097     $  8,779     $  14,652    $ 20,439     $  4,985     $    541
                                            --------     --------     ---------    --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $   (238)    $   (500)    $  (1,153)   $   (552)    $   (894)    $    (90)
   Cost of insurance.....................     (8,670)     (17,931)      (18,161)    (26,749)     (17,534)      (1,442)
                                            --------     --------     ---------    --------     --------     --------
   Total expenses........................   $ (8,908)    $(18,431)    $ (19,314)   $(27,301)    $(18,428)    $ (1,532)
                                            --------     --------     ---------    --------     --------     --------
       Net investment income (loss)......   $ (5,811)    $ (9,652)    $  (4,662)   $ (6,862)    $(13,443)    $   (991)
                                            --------     --------     ---------    --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $ 13,064     $ 20,289     $  14,129    $ 20,979     $ 17,784     $  1,843
     Cost of investments sold............    (13,345)     (23,184)      (14,915)    (25,782)     (20,668)      (2,105)
                                            --------     --------     ---------    --------     --------     --------
       Net realized gains (losses).......   $   (281)    $ (2,895)    $    (786)   $ (4,803)    $ (2,884)    $   (262)
                                            --------     --------     ---------    --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $(17,149)    $(64,474)    $(118,478)   $(46,587)    $(78,105)    $ (1,175)
     Beginning of period.................        302          168           172         438          179          340
                                            --------     --------     ---------    --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $(17,451)    $(64,642)    $(118,650)   $(47,025)    $(78,284)    $ (1,515)
                                            --------     --------     ---------    --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $(17,732)    $(67,537)    $(119,436)   $(51,828)    $(81,168)    $ (1,777)
                                            --------     --------     ---------    --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $(23,543)    $(77,189)    $(124,098)   $(58,690)    $(94,611)    $ (2,768)
                                            ========     ========     =========    ========     ========     ========

                                               AL3          GS1          GS2          GS3          GS4
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  2,476     $ 15,650     $    124     $    383     $     68
                                            --------     --------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $    (73)    $   (620)    $     (2)    $    (64)    $    (70)
   Cost of insurance.....................     (1,489)     (12,240)         (98)      (1,508)      (5,052)
                                            --------     --------     --------     --------     --------
   Total expenses........................   $ (1,562)    $(12,860)    $   (100)    $ (1,572)    $ (5,122)
                                            --------     --------     --------     --------     --------
       Net investment income (loss)......   $    914     $  2,790     $     24     $ (1,189)    $ (5,054)
                                            --------     --------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  2,245     $ 17,855     $    100     $ 26,456     $  5,122
     Cost of investments sold............     (2,743)     (19,900)         (93)     (26,897)      (4,787)
                                            --------     --------     --------     --------     --------
       Net realized gains (losses).......   $   (498)    $ (2,045)    $      7     $   (441)    $    335
                                            --------     --------     --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $ (7,492)    $(66,651)    $     16     $ (1,846)    $ (1,097)
     Beginning of period.................        340          190          141           88          (12)
                                            --------     --------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $ (7,832)    $(66,841)    $   (125)    $ (1,934)    $ (1,085)
                                            --------     --------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $ (8,330)    $(68,886)    $   (118)    $ (2,375)    $   (750)
                                            --------     --------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $ (7,416)    $(66,096)    $    (94)    $ (3,564)    $ (5,804)
                                            ========     ========     ========     ========     ========

                       See notes to financial statements

                        97  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                               GS5          CAS          MIT          EGS          GGS          HYS
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............   $ 10,139     $    230     $     77     $  8,344     $  2,787     $  1,731
                                            --------     --------     --------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $   (375)    $   (117)    $    (24)    $   (692)    $   (522)    $    (83)
   Cost of insurance.....................     (3,766)      (1,345)        (237)     (25,024)     (35,288)      (2,604)
                                            --------     --------     --------     --------     --------     --------
   Total expenses........................   $ (4,141)    $ (1,462)    $   (261)    $(25,716)    $(35,810)    $ (2,687)
                                            --------     --------     --------     --------     --------     --------
       Net investment income (loss)......   $  5,998     $ (1,232)    $   (184)    $(17,372)    $(33,023)    $   (956)
                                            --------     --------     --------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  7,075     $  1,037     $    216     $ 16,800     $ 47,627     $  9,692
     Cost of investments sold............     (7,482)      (1,043)        (225)     (18,415)     (48,695)     (10,723)
                                            --------     --------     --------     --------     --------     --------
       Net realized gains (losses).......   $   (407)    $     (6)    $     (9)    $ (1,615)    $ (1,068)    $ (1,031)
                                            --------     --------     --------     --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $(29,724)    $(10,077)    $    130     $(57,569)    $ 10,314     $ (1,613)
     Beginning of period.................        135          266           33        1,911       --               23
                                            --------     --------     --------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $(29,859)    $(10,343)    $     97     $(59,480)    $ 10,314     $ (1,636)
                                            --------     --------     --------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $(30,266)    $(10,349)    $     88     $(61,095)    $  9,246     $ (2,667)
                                            --------     --------     --------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $(24,268)    $(11,581)    $    (96)    $(78,467)    $(23,777)    $ (3,623)
                                            ========     ========     ========     ========     ========     ========

                                               MIS          NWD          TRS          UTS          OP1
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  1,150     $    357     $    466     $    199     $    107
                                            --------     --------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $   (226)    $    (46)    $   (168)    $   (156)    $ (1,214)
   Cost of insurance.....................     (7,284)      (1,235)      (2,152)      (9,614)      (8,927)
                                            --------     --------     --------     --------     --------
   Total expenses........................   $ (7,510)    $ (1,281)    $ (2,320)    $ (9,770)    $(10,141)
                                            --------     --------     --------     --------     --------
       Net investment income (loss)......   $ (6,360)    $   (924)    $ (1,854)    $ (9,571)    $(10,034)
                                            --------     --------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  5,920     $  4,101     $  2,057     $ 10,086     $ 14,023
     Cost of investments sold............     (5,434)      (3,656)      (2,093)     (10,015)     (13,489)
                                            --------     --------     --------     --------     --------
       Net realized gains (losses).......   $    486     $    445     $    (36)    $     71     $    534
                                            --------     --------     --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $ (6,192)    $  1,960     $  6,077     $  1,044     $ 73,549
     Beginning of period.................        773          533           (9)         220          (28)
                                            --------     --------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $ (6,965)    $  1,427     $  6,086     $    824     $ 73,577
                                            --------     --------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $ (6,479)    $  1,872     $  6,050     $    895     $ 74,111
                                            --------     --------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $(12,839)    $    948     $  4,196     $ (8,676)    $ 64,077
                                            ========     ========     ========     ========     ========

                       See notes to financial statements

                        98  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                               OP2          OP3          OP4         SCA1         SCA2
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  3,281     $      6     $     89     $  10,897    $  3,600
                                            --------     --------     --------     ---------    --------
 EXPENSES:
   Mortality and expense risk charges....   $    (58)    $   (401)    $ --         $  (1,037)   $   (307)
   Cost of insurance.....................     (1,383)      (3,332)      --           (11,252)    (11,488)
                                            --------     --------     --------     ---------    --------
   Total expenses........................   $ (1,441)    $ (3,733)    $ --         $ (12,289)   $(11,795)
                                            --------     --------     --------     ---------    --------
       Net investment income (loss)......   $  1,840     $ (3,727)    $     89     $  (1,392)   $ (8,195)
                                            --------     --------     --------     ---------    --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  7,786     $  5,114     $ --         $ 396,943    $ 37,624
     Cost of investments sold............     (7,196)      (4,394)      --          (396,943)    (37,065)
                                            --------     --------     --------     ---------    --------
       Net realized gains (losses).......   $    590     $    720     $ --         $  --        $    559
                                            --------     --------     --------     ---------    --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $    216     $ 36,891     $     14     $  --        $  2,291
     Beginning of period.................        178          (34)           5        --             (24)
                                            --------     --------     --------     ---------    --------
       Change in unrealized appreciation
         (depreciation)..................   $     38     $ 36,925     $      9     $  --        $  2,315
                                            --------     --------     --------     ---------    --------
     Realized and unrealized gains
       (losses)..........................   $    628     $ 37,645     $      9     $  --        $  2,874
                                            --------     --------     --------     ---------    --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $  2,468     $ 33,918     $     98     $  (1,392)   $ (5,321)
                                            ========     ========     ========     =========    ========

                                              SCA3         SCA4         SCA5         SCA6
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  2,316     $  2,165     $ 12,139     $  1,531
                                            --------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $    (54)    $   (104)    $   (189)    $    (69)
   Cost of insurance.....................     (3,126)      (5,795)      (3,526)      (2,836)
                                            --------     --------     --------     --------
   Total expenses........................   $ (3,180)    $ (5,899)    $ (3,715)    $ (2,905)
                                            --------     --------     --------     --------
       Net investment income (loss)......   $   (864)    $ (3,734)    $  8,424     $ (1,374)
                                            --------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  5,197     $  5,372     $  3,414     $ 10,073
     Cost of investments sold............     (5,017)      (5,837)      (2,763)     (10,155)
                                            --------     --------     --------     --------
       Net realized gains (losses).......   $    180     $   (465)    $    651     $    (82)
                                            --------     --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $    463     $ (8,287)    $(11,278)    $ (1,680)
     Beginning of period.................        (79)         264          257          120
                                            --------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $    542     $ (8,551)    $(11,535)    $ (1,800)
                                            --------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $    722     $ (9,016)    $(10,884)    $ (1,882)
                                            --------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $   (142)    $(12,750)    $ (2,460)    $ (3,256)
                                            ========     ========     ========     ========

                       See notes to financial statements

                        99  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AIM1                          AIM2
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ (5,811)       $   28        $ (9,652)       $   42
   Net realized gains (losses)...........        (281)           --          (2,895)           --
   Net unrealized gains (losses).........     (17,451)          302         (64,642)          168
                                             --------        ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(23,543)       $  330        $(77,189)       $  210
                                             --------        ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 10,940        $1,000        $  5,003        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     139,238            --         335,272           375
     Withdrawals, surrenders and account
       fees..............................          --            --              --            --
                                             --------        ------        --------        ------
       Net contract owner activity.......    $150,178        $1,000        $340,275        $1,375
                                             --------        ------        --------        ------
     Increase (Decrease) in net assets...    $126,635        $1,330        $263,086        $1,585
 NET ASSETS
   Beginning of period...................       1,330            --           1,585            --
                                             --------        ------        --------        ------
   End of period.........................    $127,965        $1,330        $264,671        $1,585
                                             ========        ======        ========        ======

                                                      AIM3                          AIM4
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........   $  (4,662)       $   10        $ (6,862)       $   48
   Net realized gains (losses)...........        (786)           --          (4,803)           --
   Net unrealized gains (losses).........    (118,650)          172         (47,025)          438
                                            ---------        ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................   $(124,098)       $  182        $(58,690)       $  486
                                            ---------        ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $  56,135        $1,000        $  7,129        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     542,458            --         379,130           749
     Withdrawals, surrenders and account
       fees..............................          --            --              --            --
                                            ---------        ------        --------        ------
       Net contract owner activity.......   $ 598,593        $1,000        $386,259        $1,749
                                            ---------        ------        --------        ------
     Increase (Decrease) in net assets...   $ 474,495        $1,182        $327,569        $2,235
 NET ASSETS
   Beginning of period...................       1,182            --           2,235            --
                                            ---------        ------        --------        ------
   End of period.........................   $ 475,677        $1,182        $329,804        $2,235
                                            =========        ======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        100           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       AL1                           AL2
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $(13,443)       $   --        $  (991)        $   --
   Net realized gains (losses)...........      (2,884)           --           (262)            --
   Net unrealized gains (losses).........     (78,284)          179         (1,515)           340
                                             --------        ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................    $(94,611)       $  179        $(2,768)        $  340
                                             --------        ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 36,768        $1,000        $ 2,364         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     373,473            --         81,744             --
     Withdrawals, surrenders and account
       fees..............................          --            --             --             --
                                             --------        ------        -------         ------
       Net contract owner activity.......    $410,241        $1,000        $84,108         $1,000
                                             --------        ------        -------         ------
   Increase (Decrease) in net assets.....    $315,630        $1,179        $81,340         $1,340
 NET ASSETS
   Beginning of period...................       1,179            --          1,340             --
                                             --------        ------        -------         ------
   End of period.........................    $316,809        $1,179        $82,680         $1,340
                                             ========        ======        =======         ======

                                                       AL3                           GS1
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $   914         $   --        $  2,790        $    1
   Net realized gains (losses)...........       (498)            --          (2,045)           --
   Net unrealized gains (losses).........     (7,832)           340         (66,841)          190
                                             -------         ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(7,416)        $  340        $(66,096)       $  191
                                             -------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $   814         $1,000        $    313        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     70,622             --         223,186            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                             -------         ------        --------        ------
       Net contract owner activity.......    $71,436         $1,000        $223,499        $1,000
                                             -------         ------        --------        ------
     Increase (Decrease) in net assets...    $64,020         $1,340        $157,403        $1,191
 NET ASSETS
   Beginning of period...................      1,340             --           1,191            --
                                             -------         ------        --------        ------
   End of period.........................    $65,360         $1,340        $158,594        $1,191
                                             =======         ======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        101           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       GS2                           GS3
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........     $   24         $    3        $(1,189)        $   16
   Net realized gains (losses)...........          7             --           (441)            --
   Net unrealized gains (losses).........       (125)           141         (1,934)            88
                                              ------         ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................     $  (94)        $  144        $(3,564)        $  104
                                              ------         ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........     $   --         $1,000        $   295         $1,000
     Net transfers between sub-accounts
       and fixed accounts................      2,690             --         33,819            561
     Withdrawals, surrenders and account
       fees..............................         --             --             --             --
                                              ------         ------        -------         ------
       Net contract owner activity.......     $2,690         $1,000        $34,114         $1,561
                                              ------         ------        -------         ------
     Increase (Decrease) in net assets...     $2,596         $1,144        $30,550         $1,665
 NET ASSETS
   Beginning of period...................      1,144             --          1,665             --
                                              ------         ------        -------         ------
   End of period.........................     $3,740         $1,144        $32,215         $1,665
                                              ======         ======        =======         ======

                                                       GS4                           GS5
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 Operations:
   Net investment income (loss)..........    $(5,054)        $   11        $  5,998        $   91
   Net realized gains (losses)...........        335             --            (407)           --
   Net unrealized gains (losses).........     (1,085)           (12)        (29,859)          135
                                             -------         ------        --------        ------
   Increase (Decrease) in net assets from
     operations:.........................    $(5,804)        $   (1)       $(24,268)       $  226
                                             -------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    --         $1,000        $ 18,327        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     23,017             --         174,182            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                             -------         ------        --------        ------
       Net contract owner activity.......    $23,017         $1,000        $192,509        $1,000
                                             -------         ------        --------        ------
     Increase (Decrease) in net assets...    $17,213         $  999        $168,241        $1,226
 NET ASSETS
   Beginning of period...................        999             --           1,226            --
                                             -------         ------        --------        ------
   End of period.........................    $18,212         $  999        $169,467        $1,226
                                             =======         ======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        102           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       CAS                           MIT
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ (1,232)       $   --        $  (184)        $   --
   Net realized gains (losses)...........          (6)           --             (9)            --
   Net unrealized gains (losses).........     (10,343)          266             97             33
                                             --------        ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................    $(11,581)       $  266        $   (96)        $   33
                                             --------        ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    143        $1,000        $   605         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     140,293            --         41,958             --
     Withdrawals, surrenders and account
       fees..............................          --            --             --             --
                                             --------        ------        -------         ------
       Net contract owner activity.......    $140,436        $1,000        $42,563         $1,000
                                             --------        ------        -------         ------
     Increase (Decrease) in net assets...    $128,855        $1,266        $42,467         $1,033
 NET ASSETS
   Beginning of period...................       1,266            --          1,033             --
                                             --------        ------        -------         ------
   End of period.........................    $130,121        $1,266        $43,500         $1,033
                                             ========        ======        =======         ======

                                                       EGS                           GGS
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2000         1999 (A)         2000         1999 (A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $(17,372)      $  (187)       $(33,023)       $   --
   Net realized gains (losses)...........      (1,615)          365          (1,068)           --
   Net unrealized gains (losses).........     (59,480)        1,911          10,314            --
                                             --------       -------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(78,467)      $ 2,089        $(23,777)       $   --
                                             --------       -------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $  5,076       $ 1,000        $  2,441        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     329,267         9,901         195,649           561
     Withdrawals, surrenders and account
       fees..............................          --        (1,314)             --            --
                                             --------       -------        --------        ------
       Net contract owner activity.......    $334,343       $ 9,587        $198,090        $1,561
                                             --------       -------        --------        ------
     Increase (Decrease) in net assets...    $255,876       $11,676        $174,313        $1,561
 NET ASSETS
   Beginning of period...................      11,676            --           1,561            --
                                             --------       -------        --------        ------
   End of period.........................    $267,552       $11,676        $175,874        $1,561
                                             ========       =======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        103           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       HYS                           MIS
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $  (956)        $   --        $ (6,360)      $  (184)
   Net realized gains (losses)...........     (1,031)            --             486           171
   Net unrealized gains (losses).........     (1,636)            23          (6,965)          773
                                             -------         ------        --------       -------
       Increase (Decrease) in net assets
         from operations:................    $(3,623)        $   23        $(12,839)      $   760
                                             -------         ------        --------       -------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 1,397         $1,000        $  2,250       $ 1,000
     Net transfers between sub-accounts
       and fixed accounts................     49,034            187         150,206         9,901
     Withdrawals, surrenders and account
       fees..............................         --             --              --        (1,145)
                                             -------         ------        --------       -------
       Net contract owner activity.......    $50,431         $1,187        $152,456       $ 9,756
                                             -------         ------        --------       -------
     Increase (Decrease) in net assets...    $46,808         $1,210        $139,617       $10,516
 NET ASSETS
   Beginning of period...................      1,210             --          10,516            --
                                             -------         ------        --------       -------
   End of period.........................    $48,018         $1,210        $150,133       $10,516
                                             =======         ======        ========       =======

                                                       NWD                           TRS
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2000         1999 (A)         2000         1999 (A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $  (924)        $   --        $(1,854)        $  (87)
   Net realized gains (losses)...........        445             --            (36)            (3)
   Net unrealized gains (losses).........      1,427            533          6,086             (9)
                                             -------         ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................    $   948         $  533        $ 4,196         $  (99)
                                             -------         ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $   868         $1,000        $ 1,422         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     45,280             --         72,895          4,951
     Withdrawals, surrenders and account
       fees..............................         --             --             --           (985)
                                             -------         ------        -------         ------
       Net contract owner activity.......    $46,148         $1,000        $74,317         $4,966
                                             -------         ------        -------         ------
     Increase (Decrease) in net assets...    $47,096         $1,533        $78,513         $4,867
 NET ASSETS
   Beginning of period...................      1,533             --          4,867             --
                                             -------         ------        -------         ------
   End of period.........................    $48,629         $1,533        $83,380         $4,867
                                             =======         ======        =======         ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        104           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       UTS                           OP1
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $(9,571)        $   --        $(10,034)       $   --
   Net realized gains (losses)...........         71             --             534            --
   Net unrealized gains (losses).........        824            220          73,577           (28)
                                             -------         ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(8,676)        $  220        $ 64,077        $  (28)
                                             -------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    48         $1,000        $ 55,584        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     92,246             --         466,926            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                             -------         ------        --------        ------
       Net contract owner activity.......    $92,294         $1,000        $522,510        $1,000
                                             -------         ------        --------        ------
     Increase (Decrease) in net assets...    $83,618         $1,220        $586,587        $  972
 NET ASSETS
   Beginning of period...................      1,220             --             972            --
                                             -------         ------        --------        ------
   End of period.........................    $84,838         $1,220        $587,559        $  972
                                             =======         ======        ========        ======

                                                       OP2                           OP3
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2000         1999 (A)         2000         1999 (A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ 1,840         $   28        $ (3,727)       $   --
   Net realized gains (losses)...........        590             --             720            --
   Net unrealized gains (losses).........         38            178          36,925            34
                                             -------         ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $ 2,468         $  206        $ 33,918        $  (34)
                                             -------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    --         $1,000        $ 18,274        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     37,341             --         178,297            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                             -------         ------        --------        ------
       Net contract owner activity.......    $37,341         $1,000        $196,571        $1,000
                                             -------         ------        --------        ------
     Increase (Decrease) in net assets...    $39,809         $1,206        $230,489        $  966
 NET ASSETS
   Beginning of period...................      1,206             --             966            --
                                             -------         ------        --------        ------
   End of period.........................    $41,015         $1,206        $231,455        $  966
                                             =======         ======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        105           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       OP4                          SCA1
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........     $   89         $   --        $ (1,392)       $   17
   Net realized gains (losses)...........         --             --              --            --
   Net unrealized gains (losses).........          9              5              --            --
                                              ------         ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................     $   98         $    5        $ (1,392)       $   17
                                              ------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........     $   --         $1,000        $  3,884        $1,000
     Net transfers between sub-accounts
       and fixed accounts................         --             --         278,714            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                              ------         ------        --------        ------
       Net contract owner activity.......     $   --         $1,000        $282,598        $1,000
                                              ------         ------        --------        ------
     Increase (Decrease) in net assets...     $   98         $1,005        $281,206        $1,017
 NET ASSETS
   Beginning of period...................      1,005             --           1,017            --
                                              ------         ------        --------        ------
   End of period.........................     $1,103         $1,005        $282,223        $1,017
                                              ======         ======        ========        ======

                                                      SCA2                          SCA3
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2000         1999 (A)         2000         1999 (A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ (8,195)       $   22        $  (864)        $   51
   Net realized gains (losses)...........         559            --            180             --
   Net unrealized gains (losses).........       2,315           (24)           542            (79)
                                             --------        ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................    $ (5,321)       $   (2)       $  (142)        $  (28)
                                             --------        ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $  5,402        $1,000        $   142         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     133,671           749         55,523             --
     Withdrawals, surrenders and account
       fees..............................          --            --             --             --
                                             --------        ------        -------         ------
       Net contract owner activity.......    $139,073        $1,749        $55,665         $1,000
                                             --------        ------        -------         ------
     Increase (Decrease) in net assets...    $133,752        $1,747        $55,523         $  972
 NET ASSETS
   Beginning of period...................       1,747            --            972             --
                                             --------        ------        -------         ------
   End of period.........................    $135,499        $1,747        $56,495         $  972
                                             ========        ======        =======         ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        106           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                      SCA4                          SCA5
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(A)          2000         1999(A)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ (3,734)       $   --        $  8,424        $   38
   Net realized gains (losses)...........        (465)           --             651            --
   Net unrealized gains (losses).........      (8,551)          264         (11,535)          257
                                             --------        ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(12,750)       $  264        $ (2,460)       $  295
                                             --------        ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    414        $1,000        $  3,299        $1,000
     Net transfers between sub-accounts
       and fixed accounts................      68,975            --         151,722           562
     Withdrawals, surrenders and account
       fees..............................          --            --              --            --
                                             --------        ------        --------        ------
       Net contract owner activity.......    $ 69,389        $1,000        $155,021        $1,562
                                             --------        ------        --------        ------
     Increase (Decrease) in net assets...    $ 56,639        $1,264        $152,561        $1,857
 NET ASSETS
   Beginning of period...................       1,264            --           1,857            --
                                             --------        ------        --------        ------
   End of period.........................    $ 57,903        $1,264        $154,418        $1,857
                                             ========        ======        ========        ======

                                                      SCA6
                                                   SUB-ACCOUNT
                                           ---------------------------
                                            YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,
                                               2000         1999 (A)
                                           ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $(1,374)        $    2
   Net realized gains (losses)...........        (82)            --
   Net unrealized gains (losses).........     (1,800)           120
                                             -------         ------
       Increase (Decrease) in net assets
         from operations:................    $(3,256)        $  122
                                             -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    --         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     49,492             --
     Withdrawals, surrenders and account
       fees..............................         --             --
                                             -------         ------
       Net contract owner activity.......    $49,492         $1,000
                                             -------         ------
     Increase (Decrease) in net assets...    $46,236         $1,122
 NET ASSETS
   Beginning of period...................      1,122             --
                                             -------         ------
   End of period.........................    $47,358         $1,122
                                             =======         ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        107           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account I (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulation Trust, and Sun Capital Advisers Trust (collectively the "Funds"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

The Sponsor sells both a Survivorship Variable Universal Life Insurance Product ("Survivorship Product") and a Single Life Variable Universal Life Product ("Single Life Product"). The Sponsor deducts a sales charge from purchase payments. For the Single Life Product the current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments. For the Survivorship Product in the first policy year, the charge is 10% of premiums up to an amount specified in

                        108           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I the policy which is based on age, sex, and rating class of each insured. The charge on premiums in excess of that amount is currently 5.25% and is guaranteed not to exceed 7.25%. For Policy years 2 and thereafter, the charge is currently 5.25%, and is guaranteed not to exceed 7.25%.

A mortality and expense risk charge based on the value of the variable account is deducted from the variable account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of .60% for the Single Life Product and .80% for the Survivorship Product. The current effective annual rates are .60% for policy years 1 through 10, and 0.20% thereafter for the Single Life Product, and 0.50% for the Survivorship Product.

For the Single Life Product, a monthly administration charge of $8 is deducted proportionally from the sub-accounts of each contract's Account Value to cover administrative costs and expenses relating to the contracts.

For the Survivorship Product, the Sponsor deducts a monthly face amount charge from each contract's Account Value. This charge is in effect for the first 10 policy years from the issuance date of the policy based on the initial specified face amount, and for the first 10 policy years following the effective date of each increase in specified face amount, based on the amount of the increase. The applicable charge is based on a rate that varies based on the age, sex and rating class of each insured.

A surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The surrender charge will be an amount based on certain factors, including the specified face amount, the insured's age, sex and rating class. For the Single Life Product, the surrender charge applies to the first 10 policy years or the 10 policy years from issuance following an increase in the specified face amount of the policy. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue or the effective date of each increase in the specified face amount.

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of each insured, but will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY VARIABLE UNIVERSAL
LIFE

During 1999, the Company deposited $1,000 of initial "seed" money in each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units. The accumulated balance of "seed" money remaining in the Sub-Accounts total $31,676 at December 31, 2000.

                        109           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY VARIABLE UNIVERSAL LIFE--continued


Transactions in participant units were as follows:

                                    AIM1 SUB-ACCOUNT             AIM2 SUB-ACCOUNT             AIM3 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             32            --             --            --
    Units purchased..........        32            --            375            --            243            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     9,426            --         25,642            32         13,787            --
    Units withdrawn and
      surrendered............      (488)           --         (1,453)           --         (1,449)           --
                                  -----           ---         ------           ---         ------           ---
Units Outstanding
 End of period...............     8,970            --         24,596            32         12,581            --
                                  =====           ===         ======           ===         ======           ===

                                    AIM4 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        53            --
    Units purchased..........       390            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    26,201            53
    Units withdrawn and
      surrendered............    (2,098)           --
                                 ------           ---
Units Outstanding
 End of period...............    24,546            53
                                 ======           ===

                                    AL1 SUB-ACCOUNT              AL2 SUB-ACCOUNT              AL3 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --             --            --
    Units purchased..........       115            --             65            --             68            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     9,557            --          4,345            --          6,537            --
    Units withdrawn and
      surrendered............    (1,297)           --            (51)           --           (119)           --
                                 ------           ---          -----           ---          -----           ---
Units Outstanding
  End of period..............     8,375            --          4,359            --          6,486            --
                                 ======           ===          =====           ===          =====           ===

                                    GS1 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        29            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    17,768            --
    Units withdrawn and
      surrendered............      (965)           --
                                 ------           ---
Units Outstanding
  End of period..............    16,832            --
                                 ======           ===

                                    GS2 SUB-ACCOUNT              GS3 SUB-ACCOUNT              GS4 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --             52            --             --            --
    Units purchased..........       --             --             27            --             --            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................      232             --          3,170            52          2,345            --
    Units withdrawn and
      surrendered............       (9)            --            (81)           --           (514)           --
                                   ---            ---          -----           ---          -----           ---
Units outstanding
  End of period..............      223             --          3,168            52          1,831            --
                                   ===            ===          =====           ===          =====           ===

                                    GS5 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        80            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     3,709            --
    Units withdrawn and
      surrendered............      (212)           --
                                  -----           ---
Units outstanding
  End of period..............     3,577            --
                                  =====           ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        110           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY VARIABLE UNIVERSAL LIFE--continued


                                    CAS SUB-ACCOUNT              MIT SUB-ACCOUNT              EGS SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --            742            --
    Units purchased..........        13            --             59            --            231            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    11,630            --          3,151            --         18,257           742
    Units withdrawn and
      surrendered............      (116)           --            (20)           --         (1,471)           --
                                 ------           ---          -----           ---         ------           ---
Units outstanding
  End of period..............    11,527            --          3,190            --         17,759           742
                                 ======           ===          =====           ===         ======           ===

                                    GGS SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        56            --
    Units purchased..........       175            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    18,687            56
    Units withdrawn and
      surrendered............    (3,243)           --
                                 ------           ---
Units outstanding
  End of period..............    15,675            56
                                 ======           ===

                                    HYS SUB-ACCOUNT              MIS SUB-ACCOUNT              NWD SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        18            --            851            --             --            --
    Units purchased..........       123            --             69            --             51            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     3,905            18         12,419           851          3,018            --
    Units withdrawn and
      surrendered............      (220)           --           (498)           --            (77)           --
                                  -----           ---         ------           ---          -----           ---
Units outstanding
  End of period..............     3,826            18         12,841           851          2,992            --
                                  =====           ===         ======           ===          =====           ===

                                    TRS SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........       495            --
    Units purchased..........        55            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     5,361           495
    Units withdrawn and
      surrendered............      (188)           --
                                  -----           ---
Units outstanding
  End of period..............     5,723           495
                                  =====           ===

                                    UTS SUB-ACCOUNT              OP1 SUB-ACCOUNT              OP2 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --             --            --
    Units purchased..........        45            --            328            --             --            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     5,068            --          6,423            --          1,455            --
    Units withdrawn and
      surrendered............      (722)           --           (711)           --            (84)           --
                                  -----           ---          -----           ---          -----           ---
Units outstanding
  End of period..............     4,391            --          6,040            --          1,371            --
                                  =====           ===          =====           ===          =====           ===

                                    OP3 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        84            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     3,615            --
    Units withdrawn and
      surrendered............      (228)           --
                                  -----           ---
Units outstanding
  End of period..............     3,471            --
                                  =====           ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        111           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY VARIABLE UNIVERSAL LIFE--continued


                                    OP4 SUB-ACCOUNT              SCA1 SUB-ACCOUNT             SCA2 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --             --            --             75            --
    Units purchased..........       --             --            332            --            439            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................       --             --         23,769            --         10,842            75
    Units withdrawn and
      surrendered............       --             --           (925)           --         (1,002)           --
                                   ---            ---         ------           ---         ------           ---
Units outstanding
  End of period..............       --             --         23,176            --         10,354            75
                                   ===            ===         ======           ===         ======           ===

                                    SCA3 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        12            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     3,050            --
    Units withdrawn and
      surrendered............      (263)           --
                                  -----           ---
Units outstanding
  End of period..............     2,799            --
                                  =====           ===


                                     SCA4 SUB-ACCOUNT             SCA5 SUB-ACCOUNT             SCA6 SUB-ACCOUNT
                                --------------------------   --------------------------   --------------------------
                                YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                                DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                                -----------   ------------   -----------   ------------   -----------   ------------
                                   2000         1999(A)         2000         1999(A)         2000         1999(A)
                                -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period.........        --            --             46            --             --            --
    Units purchased...........        34            --            233            --             --            --
    Units transferred between
      Sub-Accounts and Fixed
      Account.................     3,158            --          7,416            46          4,686            --
    Units withdrawn and
      surrendered.............      (410)           --           (164)           --           (255)           --
                                   -----           ---          -----           ---          -----           ---
Units outstanding
  End of period...............     2,782            --          7,531            46          4,431            --
                                   =====           ===          =====           ===          =====           ===


(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE


                                    AIM1 SUB-ACCOUNT             AIM2 SUB-ACCOUNT             AIM3 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --             --            --
    Units purchased..........        --            --             --            --          5,147            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     2,422            --          3,831            --         34,287            --
    Units withdrawn and
      surrendered............       (99)           --            (44)           --           (169)           --
                                  -----           ---          -----           ---         ------           ---
Units Outstanding
  End of period..............     2,323            --          3,787            --         39,265            --
                                  =====           ===          =====           ===         ======           ===

                                    AIM4 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........       155            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     7,741            --
    Units withdrawn and
      surrendered............       (95)           --
                                  -----           ---
Units Outstanding
  End of period..............     7,801            --
                                  =====           ===


(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        112           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE--continued


                                    AL1 SUB ACCOUNT              AL2 SUB-ACCOUNT              AL3 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --            --             --
    Units purchased..........     3,510            --            179            --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    23,388            --          2,289            --           225             --
    Units withdrawn and
      surrendered............      (162)           --            (73)           --           (14)            --
                                 ------           ---          -----           ---           ---            ---
Units Outstanding
  End of period..............    26,736            --          2,395            --           211             --
                                 ======           ===          =====           ===           ===            ===

                                    GS1 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........       --             --
    Units purchased..........       --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................      517             --
    Units withdrawn and
      surrendered............      (41)            --
                                   ---            ---
Units Outstanding
  End of period..............      476             --
                                   ===            ===

                                    GS2 SUB-ACCOUNT              GS3 SUB-ACCOUNT              GS4 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --            --             --            --             --
    Units purchased..........       --             --            --             --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................       --             --            33             --            --             --
    Units withdrawn and
      surrendered............       --             --           (18)            --            --             --
                                   ---            ---           ---            ---           ---            ---
Units outstanding
  End of period..............       --             --            15             --            --             --
                                   ===            ===           ===            ===           ===            ===

                                    GS5 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........     1,753            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    12,755            --
    Units withdrawn and
      surrendered............      (127)           --
                                 ------           ---
Units outstanding
  End of period..............    14,381            --
                                 ======           ===

                                    CAS SUB-ACCOUNT              MIT SUB-ACCOUNT              EGS SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --            --             --             --            --
    Units purchased..........       --             --            --             --            151            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................      106             --           943             --          5,005            --
    Units withdrawn and
      surrendered............       (2)            --            (3)            --           (140)           --
                                   ---            ---           ---            ---          -----           ---
Units outstanding
  End of period..............      104             --           940             --          5,016            --
                                   ===            ===           ===            ===          =====           ===

                                    GGS SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........       --             --
    Units purchased..........       --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................       54             --
    Units withdrawn and
      surrendered............       (4)            --
                                   ---            ---
Units outstanding
  End of period..............       50             --
                                   ===            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        113           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE--continued


                                    HYS SUB-ACCOUNT              MIS SUB-ACCOUNT              NWD SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A))
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --            --             --            --             --
    Units purchased..........        --            --           136             --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     1,187            --           110             --           152             --
    Units withdrawn and
      surrendered............       (12)           --           (23)            --            (3)            --
                                  -----           ---           ---            ---           ---            ---
Units outstanding
  End of period..............     1,175            --           223             --           149             --
                                  =====           ===           ===            ===           ===            ===

                                    TRS SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        84            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     1,484            --
    Units withdrawn and
      surrendered............       (15)           --
                                  -----           ---
Units outstanding
  End of period..............     1,553            --
                                  =====           ===

                                    UTS SUB-ACCOUNT              OP1 SUB-ACCOUNT              OP2 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --             --            --
    Units purchased..........        --            --          5,292            --             --            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     1,861            --         39,940            --          1,567            --
    Units withdrawn and
      surrendered............       (31)           --           (156)           --            (15)           --
                                  -----           ---         ------           ---          -----           ---
Units outstanding
  End of period..............     1,830            --         45,076            --          1,552            --
                                  =====           ===         ======           ===          =====           ===

                                    OP3 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........     1,504            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    11,424            --
    Units withdrawn and
      surrendered............       (44)           --
                                 ------           ---
Units outstanding
  End of period..............    12,884            --
                                 ======           ===

                                    OP4 SUB-ACCOUNT              SCA1 SUB-ACCOUNT             SCA2 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(A)         2000         1999(A)         2000         1999(A)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --             --            --             --            --
    Units purchased..........       --             --             --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................       --             --          3,368            --          2,044            --
    Units withdrawn and
      surrendered............       --             --           (120)           --            (17)           --
                                   ---            ---          -----           ---          -----           ---
Units outstanding
  End of period..............       --             --          3,248            --          2,027            --
                                   ===            ===          =====           ===          =====           ===

                                    SCA3 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(A)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........
    Units transferred between
      Sub-Accounts and Fixed
      Account................     1,646            --
    Units withdrawn and
      surrendered............        (1)           --
                                  -----           ---
Units outstanding
  End of period..............     1,645            --
                                  =====           ===

                                     SCA4 SUB-ACCOUNT             SCA5 SUB-ACCOUNT             SCA6 SUB-ACCOUNT
                                --------------------------   --------------------------   --------------------------
                                YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                                DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                                -----------   ------------   -----------   ------------   -----------   ------------
                                   2000         1999(A)         2000         1999(A)         2000         1999(A)
                                -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period.........        --            --             --            --            --             --
    Units purchased...........        --            --             --            --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account.................     2,789            --          2,928            --            --             --
    Units withdrawn and
      surrendered.............       (52)           --            (73)           --            --             --
                                   -----           ---          -----           ---           ---            ---
Units outstanding
  End of period...............     2,737            --          2,855            --            --             --
                                   =====           ===          =====           ===           ===            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        114           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(5) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sale of shares for each Sub-account for the year ended December 31, 2000.

                                                               PURCHASES     SALES
                                                              -----------   --------
AIM Variable Insurance Funds, Inc.
  V.I. Capital Appreciation Fund............................   $157,431     $ 13,064
  V.I. Growth Fund..........................................    350,912       20,289
  V.I. Growth and Income Fund...............................    608,060       14,129
  V.I. International Equity Fund............................    400,376       20,979
The Alger American Fund
  Growth Portfolio..........................................    414,582       17,784
  Income and Growth Portfolio...............................     84,960        1,843
  Small Capitalization Portfolio............................     74,595        2,245
Goldman Sachs Variable Insurance Trust
  VIT CORE-SM- Large Cap Growth Fund........................    244,144       17,855
  VIT CORE-SM- Small Cap Equity Fund........................      2,814          100
  VIT CORE-SM- US Equity Fund...............................     59,381       26,456
  Growth and Income Fund....................................     23,085        5,122
  International Equity Fund.................................    205,582        7,075
MFS/Sun Life Series Trust
  Capital Appreciation Series...............................    140,241        1,037
  Massachusetts Investors Trust Series......................     42,595          216
  Emerging Growth Series....................................    333,771       16,800
  Government Securities Series..............................    212,694       47,627
  High Yield Series.........................................     59,167        9,692
  Massachusetts Investors Growth Stock Series...............    152,016        5,920
  New Discovery Series......................................     49,325        4,101
  Total Return Series.......................................     74,520        2,057
  Utilities Series..........................................     92,809       10,086
OCC Accumulation Trust
  Equity Portfolio..........................................    526,499       14,023
  Mid Cap Portfolio.........................................     46,967        7,786
  Small Cap Portfolio.......................................    197,958        5,114
  Managed Portfolio.........................................         89           --
Sun Capital Advisers Trust
  Sun Capital Money Market Fund.............................    678,149      396,943
  Sun Capital Investment Grade Bond Fund....................    168,502       37,624
  Sun Capital Real Estate Fund..............................     59,998        5,197
  Sun Capital Select Equity Fund............................     71,027        5,372
  Sun Capital Blue Chip Mid Cap Fund........................    166,859        3,414
  Sun Capital Investors Foundation Fund.....................     58,191       10,073

                        115           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account I and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Goldman Sachs VIT CORE-SM- Large Cap Growth Sub-Account, Goldman Sachs VIT CORE-SM- Small Cap Equity Sub-Account, Goldman Sachs VIT CORE-SM- US Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Emerging Growth Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Series Trust New Discovery Sub-Account, MFS/Sun Life Series Trust Total Return Sub-Account, MFS/Sun Life Series Trust Utilities Sub-Account, OCC Accumulation Trust Equity Sub-Account, OCC Accumulation Trust Mid Cap Sub-Account, OCC Accumulation Trust Small Cap Sub-Account, OCC Accumulation Trust Managed Sub-Account, Sun Capital Advisers Money Market Sub-Account, Sun Capital Advisers Investment Grade Bond Sub-Account, Sun Capital Advisers Real Estate Sub-Account, Sun Capital Advisers Select Equity Sub-Account, Sun Capital Advisers Blue Chip Mid Cap Sub-Account, and Sun Capital Advisers Investors Foundation Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                        116           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                                                                      APPENDIX A

                            GLOSSARY OF POLICY TERMS

    ACCOUNT VALUE--The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.

    ANNIVERSARY--The same day in each succeeding year as the day of the year corresponding to the policy date.

    ATTAINED AGE--The insured's Issue Age plus the number of completed Policy Years.

    BUSINESS DAY--Any day that we are open for business.

    CASH VALUE--Account Value less any surrender charges.

    CASH SURRENDER VALUE--The Cash Value decreased by the balance of any outstanding Policy Debt.

    CLASS--The risk and underwriting classification of the Insured.

    DUE PROOF--Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

    EFFECTIVE DATE OF COVERAGE--Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

    EXPENSE CHARGES APPLIED TO PREMIUM--A percentage charge deducted from each premium payment.

    FIXED ACCOUNT OPTION--The portion of the Account Value funded by assets invested in our general account.

    FUND--A mutual fund portfolio in which a Sub-Account invests.

    INITIAL PREMIUM--The amount necessary to put the coverage in force.

    INSURED--The person on whose life a Policy is issued.

    INVESTMENT OPTIONS--The investment choices consisting of the Sub-Accounts and the Fixed Account Option.

    INVESTMENT START DATE--The date the first premium is applied, which will be the later of the Issue Date, the Policy Date or the Valuation Date we receive a premium equal to or in excess of the Minimum Initial Premium.

    ISSUE AGE--The Insured's age as of the Insured's birthday nearest the policy date.

    ISSUE DATE--The date we produce a Policy from our system as specified in the Policy.

    MONTHLY ANNIVERSARY DAY--The same day in each succeeding month as the day of the month corresponding to the policy date.

    MONTHLY COST OF INSURANCE--A deduction made on a monthly basis for the insurance coverage provided by the Policy.

    MONTHLY EXPENSE CHARGES--A per Policy deduction made on a monthly basis for administration and other expenses.

    MORTALITY AND EXPENSE RISK CHARGE--The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Policy.

    POLICY APPLICATION--The application for a Policy, a copy of which is attached to and incorporated in the Policy.

    POLICY DEBT--The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

    POLICY MONTH--A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

    POLICY PROCEEDS--The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

    POLICY YEAR--A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

    PRINCIPAL OFFICE--Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

    PROCESSING DATE--The first Valuation Date on or next following a Monthly Anniversary Day.

    SPECIFIED FACE AMOUNT--The amount of life insurance coverage you request as specified in your Policy.

    SUB-ACCOUNTS--Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

    UNIT--A unit of measurement that we use to calculate the value of each Sub-Account.

    UNIT VALUE--The value of each Unit of assets in a Sub-Account.

    VALUATION DATE--Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

    VALUATION PERIOD--The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

    VARIABLE ACCOUNT--Sun Life of Canada (U.S.) Variable Account I.

                                                                      APPENDIX B

                       TABLE OF DEATH BENEFIT PERCENTAGES

      APPLICABLE              APPLICABLE
AGE   PERCENTAGE     AGE      PERCENTAGE
---   ----------   --------   ----------
 20      250%         60         130%
 21      250%         61         128%
 22      250%         62         126%
 23      250%         63         124%
 24      250%         64         122%
 25      250%         65         120%
 26      250%         66         119%
 27      250%         67         118%
 28      250%         68         117%
 29      250%         69         116%
 30      250%         70         115%
 31      250%         71         113%
 32      250%         72         111%
 33      250%         73         109%
 34      250%         74         107%
 35      250%         75         105%
 36      250%         76         105%
 37      250%         77         105%
 38      250%         78         105%
 39      250%         79         105%
 40      250%         80         105%
 41      243%         81         105%
 42      236%         82         105%
 43      229%         83         105%
 44      222%         84         105%
 45      215%         85         105%
 46      209%         86         105%
 47      203%         87         105%
 48      197%         88         105%
 49      191%         89         105%
 50      185%         90         105%
 51      178%         91         104%
 52      171%         92         103%
 53      164%         93         102%
 54      157%         94         101%
 55      150%         95+        100%
 56      146%
 57      142%
 58      138%
 59      134%

                                                                      APPENDIX C



                       SAMPLE HYPOTHETICAL ILLUSTRATIONS
              HYPOTHETICAL ILLUSTRATIONS OF CASH SURRENDER VALUES,
                       ACCOUNT VALUES AND DEATH BENEFITS



    The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e. investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0% 6% and 12% over the periods indicated.



    The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts, if the actual rates of return average 0%, 6% or 12%, but the rates for each Fund varied above and below the averages.



    The amounts shown for the death benefits and the Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth below. These include the Expense Charge Applied to Premium, the Monthly Mortality and Expense Risk Charge charged against the Variable Account Value for mortality and expense risks, the Monthly Expense Charge and the Monthly Cost of Insurance. The Expense Charge Applied to Premium are equal to 5.25% as a sales load and for our federal, state and local tax obligations and are guaranteed not to exceed 7.25%. The Monthly Mortality and Expense Risk Charge is a percentage of the values in the Variable Account Value. The Mortality and Expense Risk Charge percentage is .60% (.05% monthly) annually for Policy Years 1 through 10 and .20% (.01667% monthly) annually thereafter. The Monthly Expense Charge is $8.00 in all years plus a monthly charge based on the Specified Face Amount and the classification of the insured for the first 10 Policy Years.



    The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of .88% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than .88%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the Fund prospectuses for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -.88%, 5.12% and 11.12%, respectively.



    The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and Cash Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.



    The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested, after taxes, at 5% per year, compounded annually.



    We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming policy charges at their maximum, we will furnish a table assuming current policy charges.

                                    TABLE 1
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
              FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 45 NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $3,500.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES


                                    HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                                GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                                       NET -.88%                           NET 5.12%
             PREMIUMS      ---------------------------------   ---------------------------------
            PAID PLUS        CASH                                 CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER     ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ----------   ----------   -------
    1          3,675           0.00     2,541.14    250,000          0.00     2,715.55   250,000
    2          7,534       2,168.66     4,918.66    250,000      2,673.33     5,423.33   250,000
    3         11,585       4,392.93     7,142.93    250,000      5,381.92     8,131.92   250,000
    4         15,840       6,818.12     9,293.12    250,000      8,446.27    10,921.27   250,000
    5         20,307       9,212.61    11,412.61    250,000     11,639.01    13,839.01   250,000
    6         24,997       11,596.28   13,521.28    250,000     14,986.22    16,911.22   250,000
    7         29,922       13,991.72   15,641.72    250,000     18,518.03    20,168.03   250,000
    8         35,093       16,410.69   17,785.69    250,000     22,254.85    23,629.85   250,000
    9         40,523       18,863.38   19,963.38    250,000     26,216.29    27,316.29   250,000
   10         46,224       21,359.48   22,184.48    250,000     30,422.16    31,247.16   250,000
   11         52,210       24,107.18   24,657.18    250,000     35,145.02    35,695.02   250,000
   12         58,495       26,763.91   27,038.91    250,000     40,028.31    40,303.31   250,000
   13         65,095       29,313.20   29,313.20    250,000     45,065.23    45,065.23   250,000
   14         72,025       31,479.96   31,479.96    250,000     49,990.03    49,990.03   250,000
   15         79,301       33,537.10   33,537.10    250,000     55,086.12    55,086.12   250,000
   16         86,941       35,433.98   35,433.98    250,000     60,318.07    60,318.07   250,000
   17         94,963       37,217.61   37,217.61    250,000     65,739.74    65,739.74   250,000
   18        103,387       38,883.07   38,883.07    250,000     71,360.28    71,360.28   250,000
   19        112,231       40,423.74   40,423.74    250,000     77,188.80    77,188.80   250,000
   20        121,517       41,830.58   41,830.58    250,000     83,233.96    83,233.96   250,000
   21        131,268       43,094.53   43,094.53    250,000     89,506.27    89,506.27   250,000
   22        141,507       44,204.24   44,204.24    250,000     96,016.62    96,016.62   250,000
   23        152,257       45,146.02   45,146.02    250,000    102,776.58   102,776.58   250,000
   24        163,545       45,904.06   45,904.06    250,000    109,799.24   109,799.24   250,000
   25        175,397       46,463.92   46,463.92    250,000    117,102.17   117,102.17   250,000
   26        187,842       46,806.85   46,806.85    250,000    124,704.05   124,704.05   250,000
   27        200,909       46,915.58   46,915.58    250,000    132,629.17   132,629.17   250,000
   28        214,629       46,774.05   46,774.05    250,000    140,907.86   140,907.86   250,000
   29        229,036       46,360.66   46,360.66    250,000    149,573.27   149,573.27   250,000
   30        244,163       45,646.17   45,646.17    250,000    158,661.94   158,661.94   250,000

                  HYPOTHETICAL 12%
               GROSS INVESTMENT RETURN
                     NET 11.12%
         -----------------------------------
            CASH
 POLICY  SURRENDER     ACCOUNT       DEATH
  YEAR     VALUE        VALUE       BENEFIT
 ------  ----------   ----------   ---------
    1        140.32     2,890.32    250,000
    2      3,199.75     5,949.75    250,000
    3      6,455.92     9,205.92    250,000
    4     10,287.50    12,762.50    250,000
    5     14,496.83    16,696.83    250,000
    6     19,144.90    21,069.90    250,000
    7     24,301.69    25,951.69    250,000
    8     30,032.95    31,407.95    250,000
    9     36,409.11    37,509.11    250,000
   10     43,506.68    44,331.68    250,000
   11     51,740.45    52,290.45    250,000
   12     60,796.50    61,071.50    250,000
   13     70,755.89    70,755.89    250,000
   14     81,450.79    81,450.79    250,000
   15     93,275.62    93,275.62    250,000
   16    106,329.54   106,329.54    250,000
   17    120,800.82   120,800.82    250,000
   18    136,861.81   136,861.81    250,000
   19    154,708.01   154,708.01    250,000
   20    174,561.86   174,561.86    250,000
   21    196,678.74   196,678.74    250,000
   22    221,328.79   221,328.79    261,163
   23    248,638.25   248,638.25    290,922
   24    278,859.18   278,859.18    323,518
   25    312,301.35   312,301.35    359,220
   26    349,307.48   349,307.48    398,322
   27    390,308.88   390,308.88    437,332
   28    435,757.63   435,757.63    479,609
   29    486,162.63   486,162.63    525,437
   30    542,098.32   542,098.32    575,130



(1) Assumes a $ premium is paid at the beginning of each Polic Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient Policy Value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                    TABLE 2
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
              FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 55 NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $5,675.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES


                                    HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                                GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                                       NET -.88%                           NET 5.12%
             PREMIUMS      ---------------------------------   ---------------------------------
            PAID PLUS        CASH                                 CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER     ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ----------   ----------   -------
    1          5,959           0.00     4,086.79    250,000          0.00     4,368.63   250,000
    2         12,215       2,696.72     7,946.72    250,000      3,513.06     8,763.06   250,000
    3         18,785       6,377.40    11,627.40    250,000      7,981.67    13,231.67   250,000
    4         25,683       10,422.04   15,147.04    250,000     13,070.84    17,795.84   250,000
    5         32,926       14,343.44   18,543.44    250,000     18,298.35    22,498.35   250,000
    6         40,531       18,195.21   21,870.21    250,000     23,725.31    27,400.31   250,000
    7         48,516       22,000.74   25,150.74    250,000     29,385.13    32,535.13   250,000
    8         56,901       25,799.68   28,424.68    250,000     35,328.85    37,953.85   250,000
    9         65,705       29,631.74   31,731.74    250,000     41,609.19    43,709.19   250,000
   10         74,949       33,525.99   35,100.99    250,000     48,269.95    49,844.95   250,000
   11         84,655       37,726.95   38,776.95    250,000     55,670.82    56,720.82   250,000
   12         94,846       41,771.40   42,296.40    250,000     63,321.52    63,846.52   250,000
   13        105,547       45,635.63   45,635.63    250,000     71,219.14    71,219.14   250,000
   14        116,783       48,779.03   48,779.03    250,000     78,845.72    78,845.72   250,000
   15        128,581       51,711.13   51,711.13    250,000     86,736.45    86,736.45   250,000
   16        140,969       54,121.23   54,121.23    250,000     94,659.65    94,659.65   250,000
   17        153,976       56,309.88   56,309.88    250,000    102,891.16   102,891.16   250,000
   18        167,634       58,266.81   58,266.81    250,000    111,458.79   111,458.79   250,000
   19        181,974       59,977.14   59,977.14    250,000    120,392.35   120,392.35   250,000
   20        197,032       61,419.57   61,419.57    250,000    129,723.90   129,723.90   250,000
   21        212,842       62,565.98   62,565.98    250,000    139,489.37   139,489.37   250,000
   22        229,443       63,389.34   63,389.34    250,000    149,735.45   149,735.45   250,000
   23        246,874       63,852.90   63,852.90    250,000    160,515.41   160,515.41   250,000
   24        265,176       63,919.54   63,919.54    250,000    171,896.99   171,896.99   250,000
   25        284,394       63,549.13   63,549.13    250,000    183,963.44   183,963.44   250,000
   26        304,572       62,695.67   62,695.67    250,000    196,815.99   196,815.99   250,000
   27        325,760       61,311.93   61,311.93    250,000    210,578.78   210,578.78   250,000
   28        348,006       59,347.15   59,347.15    250,000    225,401.98   225,401.98   250,000
   29        371,365       56,740.96   56,740.96    250,000    241,450.18   241,450.18   252,559
   30        395,892       53,398.34   53,398.34    250,000    258,333.63   258,333.63   270,222

                  HYPOTHETICAL 12%
               GROSS INVESTMENT RETURN
                     NET 11.12%
         -----------------------------------
            CASH
 POLICY  SURRENDER     ACCOUNT       DEATH
  YEAR     VALUE        VALUE       BENEFIT
 ------  ----------   ----------   ---------
    1          0.00     4,651.19    250,000
    2      4,364.73     9,614.73    250,000
    3      9,723.82    14,973.82    250,000
    4     16,065.90    20,790.90    250,000
    5     22,956.39    27,156.39    250,000
    6     30,511.56    34,186.56    250,000
    7     38,828.96    41,978.96    250,000
    8     48,031.61    50,656.61    250,000
    9     58,253.30    60,353.30    250,000
   10     69,628.61    71,203.61    250,000
   11     82,767.96    83,817.96    250,000
   12     97,249.69    97,774.69    250,000
   13    113,227.47   113,227.47    250,000
   14    130,363.24   130,363.24    250,000
   15    149,401.08   149,401.08    250,000
   16    170,456.20   170,456.20    250,000
   17    193,999.29   193,999.29    250,000
   18    220,392.29   220,392.29    250,000
   19    249,924.63   249,924.63    270,119
   20    282,698.27   282,698.27    299,928
   21    319,084.97   319,084.97    332,197
   22    359,370.58   359,370.58    374,139
   23    403,964.72   403,964.72    420,568
   24    453,318.76   453,318.76    471,954
   25    507,929.89   507,929.89    528,814
   26    568,345.09   568,345.09    591,718
   27    635,166.73   635,166.73    661,294
   28    709,057.96   709,057.96    738,232
   29    790,747.61   790,747.61    823,292
   30    881,031.19   881,031.19    917,303



(1) Assumes a $ premium is paid at the beginning of each Polic Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient Policy Value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                    TABLE 3
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
              FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 45 NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $3,500.00
                             DEATH BENEFIT OPTION A
                           GUARANTEED POLICY CHARGES


                                    HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                                GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                                       NET -.88%                           NET 5.12%
             PREMIUMS      ---------------------------------   ---------------------------------
            PAID PLUS        CASH                                 CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER     ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ----------   ----------   -------
    1          3,675           0.00     2,051.91    250,000          0.00     2,208.59   250,000
    2          7,534       1,264.55     4,014.55    250,000      1,706.26     4,456.26   250,000
    3         11,585       3,135.22     5,885.22    250,000      3,991.26     6,741.26   250,000
    4         15,840       5,186.20     7,661.20    250,000      6,586.76     9,061.76   250,000
    5         20,307       7,135.02     9,335.02    250,000      9,211.29    11,411.29   250,000
    6         24,997       8,979.26    10,904.26    250,000     11,863.11    13,788.11   250,000
    7         29,922       10,704.55   12,354.55    250,000     14,528.64    16,178.64   250,000
    8         35,093       12,296.96   13,671.96    250,000     17,194.18    18,569.18   250,000
    9         40,523       13,745.08   14,845.08    250,000     19,848.12    20,948.12   250,000
   10         46,224       15,030.54   15,855.54    250,000     22,471.76    23,296.76   250,000
   11         52,210       16,451.09   17,001.09    250,000     25,405.40    25,955.40   250,000
   12         58,495       17,681.86   17,956.86    250,000     28,307.24    28,582.24   250,000
   13         65,095       18,713.35   18,713.35    250,000     31,168.53    31,168.53   250,000
   14         72,025       19,256.10   19,256.10    250,000     33,700.86    33,700.86   250,000
   15         79,301       19,558.76   19,558.76    250,000     36,154.50    36,154.50   250,000
   16         86,941       19,594.38   19,594.38    250,000     38,503.77    38,503.77   250,000
   17         94,963       19,332.81   19,332.81    250,000     40,719.79    40,719.79   250,000
   18        103,387       18,731.05   18,731.05    250,000     42,761.54    42,761.54   250,000
   19        112,231       17,737.34   17,737.34    250,000     44,579.36    44,579.36   250,000
   20        121,517       16,294.74   16,294.74    250,000     46,118.29    46,118.29   250,000
   21        131,268       14,347.18   14,347.18    250,000     47,323.28    47,323.28   250,000
   22        141,507       11,843.18   11,843.18    250,000     48,142.30    48,142.30   250,000
   23        152,257       8,718.60     8,718.60    250,000     48,511.06    48,511.06   250,000
   24        163,545       4,904.55     4,904.55    250,000     48,359.35    48,359.35   250,000
   25        175,397         308.59       308.59    250,000     47,594.72    47,594.72   250,000
   26        187,842              *            *          *     46,083.85    46,083.85   250,000
   27        200,909              *            *          *     43,532.61    43,532.61   250,000
   28        214,629              *            *          *     39,959.79    39,959.79   250,000
   29        229,036              *            *          *     34,967.99    34,967.99   250,000
   30        244,163              *            *          *     28,225.85    28,225.85   250,000

                  HYPOTHETICAL 12%
               GROSS INVESTMENT RETURN
                     NET 11.12%
         -----------------------------------
            CASH
 POLICY  SURRENDER     ACCOUNT       DEATH
  YEAR     VALUE        VALUE       BENEFIT
 ------  ----------   ----------   ---------
    1          0.00     2,365.92    250,000
    2      2,168.14     4,918.14    250,000
    3      4,923.25     7,673.25    250,000
    4      8,174.89    10,649.89    250,000
    5     11,664.27    13,864.27    250,000
    6     15,414.90    17,339.90    250,000
    7     19,441.25    21,091.25    250,000
    8     23,760.58    25,135.58    250,000
    9     28,395.76    29,495.76    250,000
   10     33,366.68    34,191.68    250,000
   11     39,119.15    39,669.15    250,000
   12     45,339.36    45,614.36    250,000
   13     52,082.40    52,082.40    250,000
   14     59,133.24    59,133.24    250,000
   15     66,827.37    66,827.37    250,000
   16     75,237.67    75,237.67    250,000
   17     84,449.78    84,449.78    250,000
   18     94,558.54    94,558.54    250,000
   19    105,675.66   105,675.66    250,000
   20    117,938.24   117,938.24    250,000
   21    131,518.97   131,518.97    250,000
   22    146,635.12   146,635.12    250,000
   23    163,548.76   163,548.76    250,000
   24    182,582.51   182,582.51    250,000
   25    204,129.03   204,129.03    250,000
   26    228,574.14   228,574.14    260,725
   27    255,707.67   255,707.67    286,597
   28    285,758.92   285,758.92    314,599
   29    319,067.57   319,067.57    344,927
   30    356,058.57   356,058.57    377,834



*   Policy terminate due to insufficient values



(1) Assumes a $ premium is paid at the beginning of each Polic Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient Policy Value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                    TABLE 4
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
              FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 55 NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $5,675.00
                             DEATH BENEFIT OPTION A



                           GUARANTEED POLICY CHARGES


                                    HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                                GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                                       NET -.88%                           NET 5.12%
             PREMIUMS      ---------------------------------   ---------------------------------
            PAID PLUS        CASH                                 CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER     ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ----------   ----------   -------
    1          5,959           0.00     2,798.93    250,000          0.00     3,036.49   250,000
    2         12,215         132.34     5,382.34    250,000        782.35     6,032.35   250,000
    3         18,785       2,493.72     7,743.72    250,000      3,728.00     8,978.00   250,000
    4         25,683       5,146.68     9,871.68    250,000      7,133.88    11,858.88   250,000
    5         32,926       7,542.94    11,742.94    250,000     10,447.92    14,647.92   250,000
    6         40,531       9,659.13    13,334.13    250,000     13,642.35    17,317.35   250,000
    7         48,516       11,469.27   14,619.27    250,000     16,685.91    19,835.91   250,000
    8         56,901       12,935.27   15,560.27    250,000     19,534.40    22,159.40   250,000
    9         65,705       14,011.00   16,111.00    250,000     22,134.34    24,234.34   250,000
   10         74,949       14,646.52   16,221.52    250,000     24,426.70    26,001.70   250,000
   11         84,655       15,261.41   16,311.41    250,000     26,879.49    27,929.49   250,000
   12         94,846       15,350.14   15,875.14    250,000     28,955.60    29,480.60   250,000
   13        105,547       14,859.62   14,859.62    250,000     30,591.47    30,591.47   250,000
   14        116,783       13,208.52   13,208.52    250,000     31,193.38    31,193.38   250,000
   15        128,581       10,844.49   10,844.49    250,000     31,194.93    31,194.93   250,000
   16        140,969       7,649.60     7,649.60    250,000     30,462.72    30,462.72   250,000
   17        153,976       3,329.92     3,329.92    250,000     28,693.59    28,693.59   250,000
   18        167,634           0.00         0.00    250,000     25,922.55    25,922.55   250,000
   19        181,974           0.00         0.00    250,000     21,743.97    21,743.97   250,000
   20        197,032           0.00         0.00    250,000     15,828.45    15,828.45   250,000
   21        212,842              *            *          *      7,822.19     7,822.19   250,000
   22        229,443              *            *          *             *            *         *
   23        246,874              *            *          *             *            *         *
   24        265,176              *            *          *             *            *         *
   25        284,394              *            *          *             *            *         *
   26        304,572              *            *          *             *            *         *
   27        325,760              *            *          *             *            *         *
   28        348,006              *            *          *             *            *         *
   29        371,365              *            *          *             *            *         *
   30        395,892              *            *          *             *            *         *

                  HYPOTHETICAL 12%
               GROSS INVESTMENT RETURN
                     NET 11.12%
         -----------------------------------
            CASH
 POLICY  SURRENDER     ACCOUNT       DEATH
  YEAR     VALUE        VALUE       BENEFIT
 ------  ----------   ----------   ---------
    1          0.00     3,275.46    250,000
    2      1,463.99     6,713.99    250,000
    3      5,077.42    10,327.42    250,000
    4      9,400.01    14,125.01    250,000
    5     13,906.21    18,106.21    250,000
    6     18,597.45    22,272.45    250,000
    7     23,475.17    26,625.17    250,000
    8     28,531.93    31,156.93    250,000
    9     33,755.96    35,855.96    250,000
   10     39,135.76    40,710.76    250,000
   11     45,279.76    46,329.76    250,000
   12     51,688.29    52,213.29    250,000
   13     58,386.52    58,386.52    250,000
   14     64,885.92    64,885.92    250,000
   15     71,748.03    71,748.03    250,000
   16     78,998.95    78,998.95    250,000
   17     86,563.68    86,563.68    250,000
   18     94,667.07    94,667.07    250,000
   19    103,259.34   103,259.34    250,000
   20    112,419.62   112,419.62    250,000
   21    122,296.34   122,296.34    250,000
   22    133,092.60   133,092.60    250,000
   23    145,087.28   145,087.28    250,000
   24    158,657.47   158,657.47    250,000
   25    174,285.26   174,285.26    250,000
   26    192,601.77   192,601.77    250,000
   27    214,475.06   214,475.06    250,000
   28    241,119.48   241,119.48    251,124
   29    271,514.98   271,514.98    282,792
   30    304,841.21   304,841.21    317,517



*   Policy terminate due to insufficient values



(1) Assumes a $ premium is paid at the beginning of each Polic Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient Policy Value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

    You can review and copy the complete registration statement which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

                    Investment Company Act File No. 811-9137

Sun Life Assurance Company of Canada (U.S.)                        [SUN LIFE OF CANADA LOGO]
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(800) 700-6554


                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
   A FLEXIBLE PREMIUM COMBINATION FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE
                                     POLICY


    This prospectus describes the variable portions of a combination fixed and variable universal life insurance policy (the "POLICY") issued by Sun Life Assurance Company of Canada (U.S.) ("WE" or "US"). The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this Prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "YOU," the policyowner, within certain limits, to:


    - choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

    -   choose the amount and timing of premium payments;

    - allocate net premium payments among 32 investment options (including 31 variable investment options and one fixed account investment option) and transfer Account Value among available investment options as your investment objectives change; and

    - access your Policy's Account Value through loans and partial or total surrenders.

    This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   Prospectus
                                  May 1, 2001

                    VARIABLE SUB-ACCOUNT INVESTMENT OPTIONS

    The assets of Sun Life of Canada (U.S.) Variable Account I (the "Variable Account") are divided into 31 variable Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of the following mutual funds or series thereof (the "Funds").


AIM VARIABLE INSURANCE FUNDS                            MFS/SUN LIFE SERIES TRUST
  AIM V.I. Capital Appreciation Fund                      Capital Appreciation Series
  AIM V.I. Growth Fund                                    Emerging Growth Series
  AIM V.I. Growth and Income Fund                         Government Securities Series
  AIM V.I. International Equity Fund                      High Yield Series
THE ALGER AMERICAN FUND                                   Massachusetts Investors Growth Stock Series
  Alger American Growth Portfolio                         Massachusetts Investors Trust Series
  Alger American Income and Growth Portfolio              New Discovery Series
  Alger American Small Capitalization Portfolio           Total Return Series
GOLDMAN SACHS VARIABLE INSURANCE TRUST                    Utilities Series
  Goldman Sachs VIT CORE-SM- Large Cap Growth Fund      OCC ACCUMULATION TRUST
  Goldman Sachs VIT CORE-SM- Small Cap Equity Fund        Equity Portfolio
  Goldman Sachs VIT CORE-SM- U.S. Equity Fund             Managed Portfolio
  Goldman Sachs VIT Growth and Income Fund                Mid Cap Portfolio
  Goldman Sachs VIT International Equity Fund             Small Cap Portfolio
                                                        SUN CAPITAL ADVISERS TRUST-SM-
                                                          Sun Capital Money Market Fund-SM-
                                                          Sun Capital Investment Grade Bond Fund-SM-
                                                          Sun Capital Real Estate Fund-SM-
                                                          SC-SM- Blue Chip Mid Cap Fund
                                                          SC-SM- Investors Foundation Fund
                                                          SC-SM- Select Equity Fund


                              FIXED ACCOUNT OPTION

    We periodically credit interest on amounts allocated to the fixed account option at an effective annual rate guaranteed to be at least 3%.

                        II            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                               TABLE OF CONTENTS


          TOPIC                                                         PAGE
          -----                                                         ----
          Summary of Policy...........................................    1
          Sun Life Assurance Company of Canada (U.S.).................    7
          The Variable Account........................................    8
          The Funds...................................................    9
          Fees and Expenses of the Funds..............................   13
          Our General Account.........................................   13
          Investment Programs.........................................   14
            Dollar Cost Averaging.....................................   14
            Asset Rebalancing.........................................   14
            Asset Allocation..........................................   15
          About the Policy............................................   15
            Policy Application, Issuance and Minimum Initial
              Premium.................................................   15
            Right of Return Period....................................   16
            Premium Payments..........................................   17
              Premium.................................................   17
              Net Premiums............................................   17
              Allocation of Net Premium...............................   17
              Planned Periodic Premiums...............................   18
            Death Benefit.............................................   18
            Changes in Specified Face Amount..........................   20
              Minimum Changes.........................................   20
              Increases...............................................   20
              Decreases...............................................   20
          Accessing Your Account Value................................   20
            Surrenders and Surrender Charges..........................   20
            Partial Surrenders........................................   23
            Policy Loans..............................................   23
            Transfer Privileges.......................................   24
            Account Value.............................................   25
              Variable Account Value..................................   26
              Net Investment Factor...................................   27
              Fixed Account Value.....................................   28
              Insufficient Value......................................   29
              Minimum Premium Test (No-Lapse Guarantee)...............   29
              Grace Period............................................   30
              Splitting Units.........................................   30
            Charges and Deductions....................................   30
            Expense Charges Applied to Premium........................   30
            Mortality and Expense Risk Charge.........................   30


                        III           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

          TOPIC                                                         PAGE
          -----                                                         ----
            Monthly Expense Charge....................................   31
            Monthly Cost of Insurance.................................   31
            Monthly Cost of Insurance Rates...........................   32
            Basis of Computation......................................   32
          Waivers and Reduced Charges;................................   32
          Maturity....................................................   32
          Maturity Date Extension.....................................   32
          Supplemental Benefits.......................................   33
            Accelerated Benefits Rider................................   33
            Accidental Death Benefit Rider............................   34
            Waiver of Monthly Deductions Rider........................   34
            Payment of Stipulated Amount Rider........................   36
          Termination of Policy.......................................   37
          Reinstatement...............................................   38
          Deferral of Payment.........................................   39
          Rights of Owner.............................................   39
          Rights of Beneficiary.......................................   40
          Other Policy Provisions.....................................   40
            Addition, Deletion or Substitution of Investments.........   40
            Entire Contract...........................................   40
            Alteration................................................   41
            Modification..............................................   41
            Assignments...............................................   41
            Nonparticipating..........................................   41
            Misstatement of Age or Sex (Non-Unisex Policy)............   41
            Suicide...................................................   42
            Incontestability..........................................   42
            Report to Owner...........................................   42
            Illustrations.............................................   42
          Performance Information.....................................   42
            Portfolio Performance.....................................   43
            Adjusted Portfolio Performance............................   43
            Other Information.........................................   43
          Federal Income Tax Considerations...........................   44
            Tax Status of the Policy..................................   45
            Diversification of Investments............................   45
            Tax Treatment of Policy Benefits..........................   46
              Life Insurance Death Benefit Proceeds...................   46
              Tax Deferred Accumulation...............................   46
              Distributions...........................................   46
              Modified Endowment Contracts............................   46
              Distributions under Modified Endowment Contracts........   47


                        IV            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

          TOPIC                                                         PAGE
          -----                                                         ----
              Distributions under a Policy That Is Not a MEC..........   48
              Policy Loan Interest....................................   48
              Multiple Policies.......................................   48
              Federal Income Tax Withholding..........................   49
            Our Taxes.................................................   49
          Distribution of Policy......................................   49
          Voting Rights...............................................   50
          Our Directors and Executive Officers........................   51
          Other Information...........................................   56
            State Regulation..........................................   56
            Legal Proceedings.........................................   56
            Experts...................................................   56
            Accountants...............................................   56
            Incorporation of Certain Documents by Reference...........   56
            Registration Statements...................................   57
          Financial Statements........................................   57
          Appendix A--Glossary of Policy Terms........................  A-1
          Appendix B--Table of Death Benefit Percentages..............  B-1
          Appendix C--Sample Hypothetical Illustrations...............  C-1


               THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                        V             FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                        SUMMARY OF POLICY

                       RIGHT OF RETURN PERIOD

                           You may return your Policy to us for any reason and
                       receive a refund within 10 days from the date of receipt of your Policy. A longer period may apply in some states.

                       PREMIUM PAYMENTS

                       - You must make a minimum initial premium payment, the amount of which will vary based on various factors, including your age, sex and rating class.

                       - Thereafter, you choose the amount and timing of premium payments, within certain limits.

                       - You may allocate your net premium payments among the Policy's available investment options.

                       DEATH BENEFIT

                       -   You have a choice of two death benefit options--

 SPECIFIED FACE        -  the SPECIFIED FACE AMOUNT; or
 AMOUNT is the             -  the sum of the Specified Face Amount and the
 minimum amount of           Account Value of your Policy.
 life insurance in     -  For each option, the death benefit may be greater if
 your Policy.            necessary to satisfy federal tax laws.

                       -   After the first Policy Year, you may:

                           -   change your death benefit option;

                           -   increase the Specified Face Amount,
                               subject to satisfactory evidence of
                               insurability; or

                           -   decrease the Specified Face Amount,
                               provided that the Specified Face
                               Amount after the decrease is not less
                               than an amount we specify in your
                               Policy.

                       THE VARIABLE ACCOUNT

                       - We have established a variable separate account to fund the variable benefits under the Policy.

                       - The assets of the variable separate account are insulated from the claims of our general creditors.

                                      FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       INVESTMENT OPTIONS

                       - You may allocate your net premium payments among the 31 variable Sub-Accounts and the fixed account option listed on page ii of this prospectus.

                       - Each Sub-Account invests exclusively in shares of a mutual fund portfolio.

                       - You may transfer amounts from one Sub-Account to another or to the Fixed Account Value, subject to any limits that may be imposed by the Funds.

                       - You may transfer amounts from the fixed account option, subject to our rules as they may exist from time to time.

                       SUPPLEMENTAL BENEFITS

                       - You may supplement your policy with the following riders where available--

                           -   accelerated benefits;

                           -   accidental death benefit;

                           -   waiver of monthly deductions; and

                           -   payment of stipulated amount.

                       - We will deduct the cost, if any, of the rider(s) from your Policy's Account Value on a monthly basis.

                       ACCESSING YOUR POLICY'S ACCOUNT VALUE

 CASH SURRENDER VALUE  -  You may borrow from us using your Account Value as
 is Account Value        collateral. Loans may be taxable events if your Policy
 minus any surrender      is a "modified endowment contract" for federal income
 charges and the          tax purposes and the value of your Policy exceeds its
 amount of any Policy     cost.
 Debt.                 -  You may surrender your Policy for its CASH SURRENDER
                         VALUE. If you surrender your Policy during the
 The SURRENDER CHARGE    SURRENDER CHARGE PERIOD, you will incur any applicable
 PERIOD ends 10 years    surrender charges.
 after you purchase    -  You may make a partial surrender of some of your
 or increase the         Policy's Cash Surrender Value after the Policy has
 Specified Face          been in force for one year. A partial surrender will
 Amount of your          cause a decrease in the Specified Face Amount of your
 Policy.                 Policy if your death benefit option is the Specified
                         Face Amount.

                          2           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       ACCOUNT VALUE

 ACCOUNT VALUE is the  -  Your Policy's ACCOUNT VALUE will reflect--
 sum of the amounts        -  the premiums you pay;
 in each Sub- Account      -  the investment performance of the Sub-Accounts
 and the Fixed               you select, and/or the interest credited in the
 Account Value with          fixed account option;
 respect to your           -  any loans or partial surrenders;
 Policy.                   -  the charges we deduct under the Policy.

                       POLICY CHARGES AND DEDUCTIONS


                       - EXPENSE CHARGE APPLIED TO PREMIUM--We will deduct a charge from your premium payments not to exceed 7.25% for sales load and our federal, state and local tax obligations. The current charge is 5.25%.



                       - MORTALITY AND EXPENSE RISK CHARGE--We deduct a daily charge from your Variable Account Value for the mortality and expense risks we assume with respect to the Policy. The guaranteed maximum and current daily rate is equivalent to an annual rate of 0.60% for Policy Years 1 through 10 and 0.20% thereafter of the Variable Account Value.


                       - MONTHLY COST OF INSURANCE CHARGE--We will deduct a monthly charge from your Account Value for the cost of insurance. Our guaranteed monthly cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The applicable charge will vary based on the amount of insurance coverage you request and other factors, including the insured's age, sex and rating class.

                       - MONTHLY EXPENSE CHARGE--We deduct a monthly charge of $8.00 from your Account Value for the administration of your Policy.

                       - MONTHLY COST OF SUPPLEMENTAL BENEFITS--We will deduct a monthly charge from your Account Value for the cost, if any, of any supplemental benefit riders issued with your Policy. The applicable charge will vary based on various factors which may include, among others, the amount of coverage and the insured's age, sex and rating class.

                       - SURRENDER CHARGES--Within the first 10 Policy Years or the 10 Policy Years following an increase in Specified Face Amount, we will deduct a surrender charge if you surrender your Policy or request a decrease in the Specified Face Amount. The charge will be 100% of the base surrender charge

                          3           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                           in the first five Policy Years, or the first five Policy Years after an increase in Specified Face Amount, scaling down to zero after 10 Policy Years. The base surrender charge will be an amount based on certain factors, including the Specified Face Amount and the insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.

                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                          (Non-tobacco Male)

                               ISSUE AGE 25   ISSUE AGE 35   ISSUE AGE 45
                               ------------   ------------   ------------
                                  $ 4.63         $ 5.77         $ 7.74

                               ISSUE AGE 55   ISSUE AGE 65   ISSUE AGE 75
                               ------------   ------------   ------------
                               $      11.25   $      22.38   $      31.38

                       - INTEREST ON POLICY LOANS--Policy loans accrue interest daily at 4% annually during Policy Years 1 through 10 and 3% annually thereafter.

                       FEES AND EXPENSES OF THE FUNDS

 You should read the   You will indirectly bear the costs of investment
 Funds' prospectuses   management fees and other expenses paid from the assets
 before investing.     of the Funds you select. The following table shows the
                       fees and expenses paid by the Funds as a percentage of average net assets based on information for the year ended December 31, 1999. This information was provided by the Funds and we have not independently verified it.
                       The Funds' fees and expenses are more fully described in the current prospectuses for the Funds. You should read them before investing.

                                  UNDERLYING FUND ANNUAL EXPENSES (1)
                                 (as a percentage of Fund net assets)


                                                                                               TOTAL FUND
                                                  MANAGEMENT             OTHER                   ANNUAL
                                                  FEES (AFTER       EXPENSES (AFTER          EXPENSES (AFTER
                                               REIMBURSEMENT)(2)   REIMBURSEMENT)(2)        REIMBURSEMENT)(2)
                                               -----------------   -----------------  -----------------------------
 AIM VARIABLE INSURANCE FUNDS
---------------------------------------------
  AIM V.I. Capital Appreciation Fund.........          0.61%         0.21%            0.82%
  AIM V.I. Growth Fund.......................          0.61%         0.22%            0.83%
  AIM V.I. Growth and Income Fund............          0.60%         0.24%            0.84%
  AIM V.I. International Equity Fund.........          0.73%         0.29%            1.02%

 THE ALGER AMERICAN FUND
---------------------------------------------
  Alger American Growth Portfolio............          0.75%         0.04%            0.79%
  Alger American Income and Growth
    Portfolio................................          0.62%         0.08%            0.70%
  Alger American Small Capitalization
    Portfolio................................          0.85%         0.05%            0.90%


                          4           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                                                                               TOTAL FUND
                                                  MANAGEMENT             OTHER                   ANNUAL
                                                  FEES (AFTER       EXPENSES (AFTER          EXPENSES (AFTER
                                               REIMBURSEMENT)(2)   REIMBURSEMENT)(2)        REIMBURSEMENT)(2)
                                               -----------------   -----------------  -----------------------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------
  Goldman Sachs VIT CORE-SM- Large Cap Growth
    Fund (3).................................          0.70%         0.20%            0.90%[1.23%]
  Goldman Sachs VIT CORE-SM- Small Cap Equity
    Fund (3).................................          0.75%         0.25%            1.00%[1.55%]
  Goldman Sachs VIT CORE-SM- U.S. Equity
    Fund (3).................................          0.70%         0.20%            0.90%[1.52%]
  Goldman Sachs VIT Growth and Income
    Fund (3).................................          0.75%         0.25%            1.00%[1.22%]
  Goldman Sachs VIT International Equity
    Fund (3).................................          1.00%         0.35%            1.35%[1.99%]

 MFS/SUN LIFE SERIES TRUST
---------------------------------------------
  MFS/Sun Life Capital Appreciation
    Series (4)...............................          0.71%         0.04%            0.75%
  MFS/Sun Life Emerging Growth Series........          0.69%         0.05%            0.74%
  MFS/Sun Life Government Securities
    Series...................................          0.55%         0.07%            0.62%
  MFS/Sun Life High Yield Series (4).........          0.75%         0.08%            0.83%
  MFS/Sun Life Massachusetts Investors Growth
    Stock Series.............................          0.75%         0.06%            0.81%
  MFS/Sun Life Massachusetts Investors Trust
    Series...................................          0.55%         0.05%            0.60%
  MFS/Sun Life New Discovery Series (4)......          0.90%         0.09%            0.99%
  MFS/Sun Life Total Return Series...........          0.66%         0.04%            0.70%
  MFS/Sun Life Utilities Series (4)..........          0.72%         0.08%            0.80%

 OCC ACCUMULATION TRUST
---------------------------------------------
  OCC Equity Portfolio (5)...................          0.80%         0.15%            0.95%
  OCC Managed Portfolio (5)..................          0.78%         0.08%            0.86%
  OCC Mid Cap Portfolio (5)..................          0.80%         0.20%            1.00%
  OCC Small Cap Portfolio (5)................          0.80%         0.10%            0.90%

 SUN CAPITAL ADVISERS TRUST-SM-
---------------------------------------------
  Sun Capital Money Market Fund-SM- (6)......          0.50%         0.15%            0.65%[1.22%]
  Sun Capital Investment Grade Bond
    Fund-SM- (6).............................          0.60%         0.15%            0.75%[1.31%]
  Sun Capital Real Estate Fund-SM- (6).......          0.95%         0.30%            1.25%[2.67%]
  SC-SM- Blue Chip Mid Cap Fund (6)(7).......          0.80%         0.20%            1.00%[1.96%]
  SC-SM- Investors Foundation Fund (6)(7)....          0.75%         0.15%            0.90%[3.99%]
  SC-SM- Select Equity Fund (6)(7)...........          0.75%         0.15%            0.90%[2.44%]

NOTES
---------------------------------------------


(1) The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.


(2) All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2000.



(3) The investment advisers to the following Goldman Sachs VIT Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, and brokerage fees, litigation,


                          5           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
indemnification and other extraordinary expenses) to the extent such expenses exceed a certain percentage per annum of such Funds' average daily net assets:



Goldman Sachs VIT CORE-SM- Large Cap Growth Fund     0.20%
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund     0.25%
Goldman Sachs VIT CORE-SM- U.S. Equity Fund          0.20%
Goldman Sachs VIT Growth and Income Fund             0.25%
Goldman Sachs VIT International Equity Fund          0.35%



Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.



(4) The MFS/Sun Life Series Trust has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangement (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Fund Annual Expenses" would have been lower for certain series:



MFS/Sun Life Capital Appreciation Series             0.74%
MFS/Sun Life Emerging Growth Series                  0.73%
MFS/Sun Life High Yield Series                       0.82%
MFS/Sun Life Massachusetts Investors Trust Series    0.59%
MFS/Sun Life Total Return Series                     0.69%
MFS/Sun Life Utilities                               0.79%



(5) The management fee for the OCC Equity Portfolio, the OCC Managed Portfolio, the OCC Mid Cap Portfolio, and the OCC Small Cap Portfolio decreases to 0.75% as the daily net assets of each Portfolio exceed $400 million, and decreases to 70% as the daily net assets of each Portfolio exceed $800 million. Total Portfolio expenses for the OCC Equity, Managed, Mid Cap and Small Cap Portfolios are limited by the investment manager so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. If such limitation was not in effect, the expenses for the OCC Mid Cap Portfolio for the year ended December 31, 2000 would have been 1.36%



(6) For the year ended December 31, 2000, the investment adviser waived all investment advisory fees of all Funds other than Sun Capital Investment Grade Bond Fund-SM-, for which the investment adviser waived a portion of its fees. Fee waivers and expense reimbursements for the Sun Capital Adviser Trust Funds may be discontinued at any time after May 1, 2002. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.



(7) The management fee for each of the SC-SM- Blue Chip Mid Cap Fund, SC-SM-Investors Foundation Fund, and SC-SM- Select Equity Fund decreases to 0.75%, 0.70%, and 0.70%, respectively, as the daily net assets of each Fund exceed $300 million.


                       WHAT IF CHARGES AND DEDUCTIONS EXCEED CASH SURRENDER
                       VALUE?

                       - Your Policy will terminate if your Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

                       - We will send you notice and allow you a 61 day Grace Period.

                       - If, within the Grace Period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the Grace Period without further notice.

                          6           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE)

                           Your insurance coverage will remain in force during
                       the first five Policy Years even if your Policy's Cash Surrender Value is insufficient to keep the Policy in force, provided that your Policy meets certain requirements.

                       REINSTATEMENT

                           If your Policy terminates due to insufficient value,
                       we will reinstate it within five years at your request, subject to certain conditions.

                       MATURITY

                           Your Policy will terminate when the insured reaches
                       Attained Age 100. If the insured is living and your Policy is in force on the Maturity date, your Policy's Cash Surrender Value will be payable to you.

                       MATURITY EXTENSION

                           The Maturity date may be extended at your request.
                       The death benefit will be your Account Value on the date of the insured's death.

                       FEDERAL TAX CONSIDERATIONS

                           Your purchase of, and transactions under, your Policy
                       may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a full or partial surrender of your Policy or on policy loans.

                           SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


 We are an indirect            We are a stock life insurance company
 wholly- owned         incorporated under the laws of Delaware on January 12,
 subsidiary of Sun     1970. Our executive office mailing address is One Sun
 Life Assurance        Life Executive Park, Wellesley Hills, Massachusetts
 Company of Canada.    02481. We do business in 49 states and the District of
                       Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, ("Sun Life (Canada)").

                           Sun Life (Canada) completed its demutualization on
                       March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of
                       Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in


                        7             FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

                                       THE VARIABLE ACCOUNT

                           We established Sun Life of Canada (U.S.) Variable
                       Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

                           We own the assets of the Variable Account. The
                       income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

 The assets of the             We will at all times maintain assets in the
 Variable Account are  Variable Account with a total market value at least
 insulated from our    equal to the reserves and other liabilities relating to
 general liabilities.  the variable benefits under all policies participating in the Variable Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

 The Variable Account          The Variable Account is registered with the
 is registered with    Securities and Exchange Commission (the "SEC") under the
 the SEC.              Investment Company Act of 1940 ("1940 Act") as a unit
                       investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable
                       Account.

 The Variable Account          The Variable Account is divided into 31
 has 31 Sub-Accounts.  Sub-Accounts. Each Sub- Account invests exclusively in
 Each Sub- Account     shares of a corresponding investment portfolio of a
 invests exclusively   registered investment company (commonly known as a
 in shares of a        mutual fund). We may in the future add new or delete
 single mutual fund    existing Sub-Accounts. The income, gains or losses,
 portfolio.            realized or unrealized, from assets allocated to each
                       Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The
                       Variable Account may contain certain sub-accounts which are not available under the Policy.

                        8             FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                            THE FUNDS

 The Fund                      The Policy offers a number of Fund options,
 Prospectuses have     which are briefly discussed below. Each Fund is a mutual
 more information      fund registered under the Investment Company Act of
 about the Funds, and 1940, or a separate series of shares of such a mutual may be obtained from fund. More comprehensive information, including a
 us without charge.    discussion of potential risks, is found in the current
                       prospectuses for the Funds (the "Fund Prospectuses").
                       The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.),
                       One Sun Life Executive Park, Wellesley Hills,
                       Massachusetts 02481.

                           The Funds currently available are:

                       AIM VARIABLE INSURANCE FUNDS (advised by AIM
                       Advisors, Inc.)


                           AIM V.I. CAPITAL APPRECIATION FUND seeks growth of
                       capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.


                           AIM V.I. GROWTH FUND seeks to achieve growth of
                       capital by investing primarily in seasoned and better-capitalized companies considered to have strong earnings momentum.

                           AIM V.I. GROWTH AND INCOME FUND seeks to achieve
                       growth of capital, with a secondary objective of current income.


                           AIM V.I. INTERNATIONAL EQUITY FUND seeks to achieve
                       long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.


                       THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)

                           ALGER AMERICAN GROWTH PORTFOLIO seeks long-term
                       capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

                           ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks
                       primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

                        9             FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks
                       long-term capital appreciation by investing primarily in the equity securities of small companies with market capitalizations within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.



                       GOLDMAN SACHS VARIABLE INSURANCE TRUST (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, GSAMI.)



                           GOLDMAN SACHS VIT CORE(SM) LARGE CAP GROWTH FUND
                       seeks long-term growth of capital by investing in a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.



                           GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND
                       seeks long-term growth of capital by investing in a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.



                           GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND seeks
                       long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.



                           GOLDMAN SACHS VIT GROWTH AND INCOME FUND seeks
                       long-term growth of capital and growth of income.



                           GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND seeks
                       long-term capital appreciation by investing in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.



                       MFS/SUN LIFE SERIES TRUST (advised by Massachusetts Financial Services Company, an affiliate of the Company)



                           CAPITAL APPRECIATION SERIES will seek to maximize
                       capital appreciation by investing in securities of all types, with major emphasis on common stocks.



                           EMERGING GROWTH SERIES will seek long-term growth of
                       capital.


                        10            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           GOVERNMENT SECURITIES SERIES will seek current income
                       and preservation of capital by investing in U.S. Government and U.S. Government-related securities.



                           HIGH YIELD SERIES will seek high current income and
                       capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.



                           MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek
                       to provide long-term growth of capital and future income rather than current income.



                           MASSACHUSETTS INVESTORS TRUST SERIES will seek
                       long-term growth of capital with a secondary objective to seek reasonable current income.



                           NEW DISCOVERY SERIES will seek capital appreciation.



                           TOTAL RETURN SERIES will mainly seek to obtain
                       above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.



                           UTILITIES SERIES will seek capital growth and current
                       income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign companies in the utilities industry.


                       OCC ACCUMULATION TRUST (advised by OpCap Advisors)

                           EQUITY PORTFOLIO seeks long-term capital appreciation
                       through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.


                           MANAGED PORTFOLIO seeks to achieve growth of capital
                       over time through investment in a portfolio consisting of common stocks, fixed income securities and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.



                           MID CAP PORTFOLIO seeks long-term capital
                       appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $8 billion.


                        11            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           SMALL CAP PORTFOLIO seeks capital appreciation
                       through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion.



                       SUN CAPITAL ADVISERS TRUST(SM) (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Wellington Management Company, LLP, serves as investment subadviser to SC(SM) Blue Chip Mid Cap Fund, SC(SM) Investors Foundation Fund and SC(SM) Select Equity Fund).



                           SUN CAPITAL MONEY MARKET FUND(SM) seeks to maximize
                       current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities.



                           SUN CAPITAL INVESTMENT GRADE BOND FUND(SM) seeks high
                       current income consistent with relative stability of principal by investing at least 80% of its assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).



                           SUN CAPITAL REAL ESTATE FUND(SM) primarily seeks
                       long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its assets in securities of real estate investment trusts and other real estate companies.



                           SC(SM) BLUE CHIP MID CAP FUND seeks long-term capital
                       growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.



                           SC(SM) INVESTORS FOUNDATION FUND seeks long-term
                       capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.



                           SC(SM) SELECT EQUITY FUND seeks long-term capital
                       growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.


                           Although the investment objectives and policies of
                       the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

                        12            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           Some of the Funds' investment advisers may compensate
                       us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

                           The Funds may also be available to separate accounts
                       offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

                                  FEES AND EXPENSES OF THE FUNDS

                           Fund shares are purchased at net asset value, which
                       reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Fund.

                           The Fund expenses are assessed at the Fund level and
                       are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. The table contained in the front part of this prospectus shows annual expenses paid by the Funds as a percentage of average net assets.

                           The management fees and other expenses of the Funds
                       are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

                                       OUR GENERAL ACCOUNT

                           Our general account consists of all of our assets
                       other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

                        13            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

 Fixed account                 Interests in our general account offered through
 investments are not   the fixed account investment option have not been
 securities and we     registered under the Securities Act of 1933 and our
 are not an            general account has not been registered as an investment
 investment company.   company under the Investment Company Act of 1940.

                           You may allocate net premiums to the fixed account
                       investment option and may transfer any portion of your investments in the Sub-Accounts to the fixed account. You may also transfer a portion of your investment in the fixed account to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

 Fixed account                 An investment in the fixed account option does
 investments earn at   not entitle you to share in the investment experience of
 least 3% interest.    our general account. Instead, we guarantee that your
                       fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

                                       INVESTMENT PROGRAMS

                           DOLLAR COST AVERAGING.  You may select, at no extra
                       charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

                           The main objective of a dollar cost averaging program
                       is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available investment options at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

                           ASSET REBALANCING.  Once your money has been
                       allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your policy to return to your allocation percentages

                        14            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

                           There is no charge for asset rebalancing. In
                       addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

                           ASSET ALLOCATION.  One or more asset allocation
                       investment programs may be made available in connection with your Policy, at no extra charge. An asset allocation program provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

                                         ABOUT THE POLICY

                       POLICY APPLICATION, ISSUANCE AND INITIAL PREMIUM

                           To purchase a Policy, you must first submit an
                       application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed insured. We offer the Policy on a regular (medical) underwriting basis and may require medical examinations and further information before the proposed application is approved. Proposed insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased monthly Cost of Insurance charges.

                           You must specify certain information in the
                       application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $100,000--the "Minimum Specified Face Amount."

                           While your application is being reviewed, we may make
                       available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on

                        15            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

                           Pending approval of your application, any advance
                       payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the life of the Insured. A specified minimum Initial Premium is due and payable as of the date of issue for the Policy. The Effective Date of Coverage for your Policy will be the later of--

 The ISSUE DATE is             -  the ISSUE DATE, OR
 the date we produce       - the date a premium is paid equal to or in excess
 your Policy on our          of the specified Initial Premium.
 system and is
 specified in your
 Policy.

                           If an application is not approved, we will promptly
                       return all advance payments to you.

                       RIGHT OF RETURN PERIOD

                           If you are not satisfied with your Policy, it may be
                       returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of your Policy (the "Right of Return Period"). A longer period may apply in some states.

                           A Policy returned under this provision will be deemed
                       void. You will receive a refund equal to the sum of all premium payments made, if required by applicable state insurance law; otherwise, your refund will equal the sum of--

                           -   the difference between any premium
                               payments made, including fees and
                               charges, and the amounts allocated to
                               the Variable Account;

                           -   the value of the amounts allocated to
                               the Variable Account on the date the
                               cancellation request is received by us
                               at our Principal Office; and

                           -   any fees or charges imposed on amounts
                               allocated to the Variable Account.

                           Unless you are entitled under applicable law to
                       receive a full refund of premiums paid, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right of Return Period.

                           During the Right of Return Period, we will allocate
                       the net premium payments to the Sun Capital Money Market Sub-Account or to the fixed account investment option, whichever we specify in your Policy. Upon expiration of the

                        16            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Right of Return Period, the Account Value in that Sub-Account or in the fixed account option, as applicable, will be transferred to the Sub-Accounts of the Variable Account and to the fixed account option in accordance with your allocation instructions.

                           POLICIES DELIVERED IN CONNECTICUT ONLY --  During the
                       first eighteen months this Policy is in force, You may exchange it for a flexible premium adjustable life insurance policy issued by Us or an affiliate, the benefits of which do not vary with the investment performance of a separate account. The Account Value of this Policy will be transferred to the new policy. We will not require evidence of insurability for the exchange. To effect an exchange, You must give Us written notice at Our Principal Office within this eighteen-month period.

                       PREMIUM PAYMENTS

                           All premium payments must be made payable to Sun Life
                       Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of your Policy's Issue Date. Additional premium payments may be paid to us subject to the limitations described below.

                           PREMIUM.  We reserve the right to limit the number of
                       premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

                           We will not accept premium payments that would, in
                       our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

                           NET PREMIUMS.  The net premium is the amount you pay
                       as the premium less the Expense Charges Applied to Premium.

                           ALLOCATION OF NET PREMIUM.  Except as otherwise
                       described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 5% of net premium to any Sub-Account you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.

                        17            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           Premiums received prior to the end of the Right of
                       Return Period will be credited to the Sun Capital Money Market Sub-Account or to the fixed account investment option, whichever we specify in your Policy. Your initial allocation percentages will take effect at the end of the Right of Return Period.

                           You may change your allocation percentages at any
                       time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we receive the request for that change.

                           PLANNED PERIODIC PREMIUMS.  While you are not
                       required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in your Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the Grace Period). We will notify you prior to suspending reminder notices.

                       DEATH BENEFIT

                           If your Policy is in force at the time of the
                       Insured's death, we will pay the beneficiary an amount based on the death benefit option you select once we have received Due Proof of the Insured's death. The amount payable will be:

                           -   the amount of the selected death
                               benefit option, PLUS

                           -   any amounts payable under any
                               supplemental benefits added to your
                               Policy, MINUS

                        18            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   the value of any Policy Debt on the
                               date of the Insured's death, MINUS

                           -   any Unpaid Policy Charges.

                           We will pay this amount to the beneficiary in one
                       lump sum, unless we and the beneficiary agree on another form of settlement.

 You may select            The policy has two death benefit options. You may
 between two death     change the death benefit option after the first Policy
 benefit options.      Year.

                           OPTION A.  Under this option, the death benefit is--

                           -   the Policy's Specified Face Amount on
                               the date of the Insured's death; OR,
                               IF GREATER,

                           -   the Policy's Account Value on the date
                               of death multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.

                           This death benefit option should be selected if you
                       want the death benefit to remain level over time.

                           OPTION B.  Under this option, the death benefit is--

                           -   the sum of the Specified Face Amount
                               and Account Value of the Policy on the
                               date of the Insured's death; OR, IF
                               GREATER,

                           -   the Policy's Account Value on the date
                               of death multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.

                           This death benefit option should be selected if you
                       want your death benefit to change with your Policy's Account Value.

                           You may change the death benefit option after the
                       first Policy Year. If you change from Option B to Option A, the Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

                        19            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       CHANGES IN SPECIFIED FACE AMOUNT

 You may increase or       You may increase or decrease the Specified Face
 decrease the          Amount of your Policy after the first Policy Year within
 Specified Face        certain limits.
 Amount within             MINIMUM CHANGES.  Each increase in the Specified
 certain limits.       Face Amount must be at least $20,000. We reserve the
                       right to change the minimum amount by which you may change the Specified Face Amount.

                           INCREASES.  To request an increase, you must provide
                       satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

                           DECREASES.  A decrease will become effective at the
                       beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $100,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial surrender.

                           For purposes of determining surrender charges and
                       later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order--

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   finally, to the initial Specified Face
                               Amount.

                                   ACCESSING YOUR ACCOUNT VALUE

                       SURRENDERS AND SURRENDER CHARGES

 If you surrender          You may surrender your Policy for its Cash Surrender
 your Policy and       Value at any time while the Insured is living. If you
 receive its Cash      do, the insurance coverage and all other benefits under
 Surrender Value, you  the Policy will terminate.
 may incur surrender       CASH SURRENDER VALUE is your Policy's Account Value
 charges, taxes, and   less the sum of--
 tax penalties.

                           -   the outstanding balance of any Policy
                               Debt; and

                           -   any surrender charges

                        20            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           We will deduct surrender charges from your Account
                       Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on your Policy's Issue Date and on the effective date for the increase, respectively.

                           We will determine your Cash Surrender Value at the
                       next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

                           If you surrender your Policy, we will apply a
                       surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and the Insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.

                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                          (Non-tobacco Male)

                               ISSUE AGE 25   ISSUE AGE 35   ISSUE AGE 45
                               ------------   ------------   ------------
                                  $ 4.63         $ 5.77         $ 7.74

                               ISSUE AGE 55   ISSUE AGE 65   ISSUE AGE 75
                               ------------   ------------   ------------
                                  $11.25         $22.38         $31.38

                        21            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           The surrender charge will be calculated based on the
                       surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount as shown in the table below.

                                                              SURRENDER CHARGE
                                                           (AS A PERCENTAGE OF THE
                                                                 FIRST YEAR
                          YEAR                                SURRENDER CHARGE)
                          ----                             -----------------------
                            1                                      100.000
                            2                                      100.000
                            3                                      100.000
                            4                                      100.000
                            5                                      100.000
                            6                                       83.333
                            7                                       66.667
                            8                                       50.000
                            9                                       33.333
                           10                                       16.667
                    11 and thereafter                                0.000


                           For policies delivered in Pennsylvania, surrender
                       charges in the first policy year are lower for certain issue ages.


                           A surrender charge will be applied for each decrease
                       in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial surrender. These surrender charges will be applied in the following order:

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.

                           On a decrease in the initial Specified Face Amount,
                       you will pay a proportion of the full surrender charge based on the ratio of the Face Amount decrease to the Initial Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

                           You may allocate any surrender charges resulting from
                       a decrease in the Specified Face Amount among the Sub-Accounts and the Fixed Account Value. If you do not specify the allocation, then the surrender charges will be allocated

                        22            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       proportionally among the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt.

                       PARTIAL SURRENDERS


 If the applicable         You may make a partial surrender of your Policy once
 death benefit option  each Policy Year after the first Policy Year by written
 is Option A and you   request to us. Each partial surrender must be for at
 make a partial        least $200, and no partial surrender may be made--
 surrender of your         -   during the first ten Policy Years for more than
 Policy, the                   20 percent of your Cash Surrender Value at the
 Specified Face                end of the first Valuation Date after we receive
 Amount will be                your request or
 decreased.                -   thereafter for more than your Cash Surrender
 A partial surrender           Value.
 may result in taxes       If the applicable death benefit option is Option A,
 and tax penalties.    the Specified Face Amount will be decreased by the
                       amount of the partial surrender. We will apply the decrease to the initial Specified Face Amount and to each increase in Specified Face Amount in the following order--

                           -   first, to the most recent increase;


                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.

                           We will not accept requests for a partial surrender
                       if the Specified Face Amount remaining in force after the partial surrender would be less than the Minimum Specified Face Amount. We will effect a partial surrender at the next close of business on the New York Stock Exchange after we receive your written request for surrender.

                       POLICY LOANS

 You may borrow from       You may request a policy loan of up to 90% of your
 us using your Policy  Policy's Cash Value, decreased by the amount of any
 as collateral.        outstanding Policy Debt on the date the policy loan is
                       made. Your Policy will terminate for no value subject to a Grace Period if the Policy Debt exceeds the Cash
                       Value. During the first five Policy Years, however, your Policy will not terminate if it satisfies the minimum premium test.

                           You may allocate the policy loan among the
                       Sub-Accounts and the Fixed Account Value. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Value. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Value.

                        23            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           Interest on the policy loan will accrue daily at 4%
                       annually during Policy Years 1 through 10 and 3% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

                           There is no definitive guidance concerning the tax
                       treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should therefore consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.

                           All funds we receive from you will be credited to
                       your Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity.

                           A policy loan, whether or not repaid, will affect the
                       Policy Proceeds payable upon the insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Value while the loan is outstanding, the effect could be favorable or unfavorable.

                       TRANSFER PRIVILEGES

                           The Policy is not designed for professional market
                       timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account or to the Fixed Account Value. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm

                        24            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

                           Transfers may be requested by indicating the transfer
                       of either a specified dollar amount or a specified percentage of the Fixed Account Value or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Value or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Value or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.

                           Transfer privileges are subject to our consent. We
                       reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.

                           We reserve the right to restrict amounts transferred
                       to the Variable Account from the Fixed Account Value to 20% of that portion of the Account Value attributable to the Fixed Account Value as of the end of the previous Policy Year.

                           We reserve the right to restrict amounts transferred
                       to the Fixed Account Value from the Variable Account to 20% of that portion of the Account Value attributable to the Variable Account as of the end of the previous Policy Year. We further reserve the right to restrict amounts transferred to the Fixed Account Value from the Variable Account in the event the portion of the Account Value attributable to the Fixed Account Value would exceed 30% of the Account Value.

                       ACCOUNT VALUE

                           Your Account Value is the sum of the amounts in each
                       Sub-Account of the Variable Account with respect to your Policy, plus the amount of the Fixed Account Value. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Percentage charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial surrenders, fees, policy loans and the net investment factor (described below) for the Sub-Accounts to which your Account Value is allocated.

                        25            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

 A VALUATION DATE is       VARIABLE ACCOUNT VALUE.  We measure the amounts in
 any day on which we, the Sub-Accounts in terms of Units and Unit Values. On the applicable Fund, any given date, the amount you have in a Sub-Account is
 and the NYSE are      equal to the Unit Value multiplied by the number of
 open for business.    Units credited to you in that Sub-Account. Amounts
 THE VALUATION PERIOD  allocated to a Sub-Account will be used to purchase
 is the period of      Units of that Sub-Account. Units are redeemed when you
 time from one         make partial surrenders, undertake policy loans or
 determination of      transfer amounts from a Sub- Account, and for the
 Unit Values to the    payment of Monthly Expense Charges, and Monthly Cost of
 next.                 Insurance charges and other fees. The number of Units of
                       each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. The Unit Value for each
                       Sub-Account is established at $10.00 for the first
                       VALUATION DATE of the Sub- Account. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The
                       Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the VALUATION PERIOD ending on that Valuation Date.

                           Transactions are processed on the date we receive a
                       premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

 The INVESTMENT START      The Account Value attributable to each Sub-Account
 DATE is the date we   of the Variable Account on the INVESTMENT START DATE
 apply your first      equals:
 premium payment,          -   that portion of net premium received and
 which will be the             allocated to the Sub-Account, MINUS
 later of the Issue        -   that portion of the Monthly Expense Charges due
 Date, the Policy              on the policy date and subsequent Monthly
 Date or the                   Anniversary Days through the Investment Start
 Valuation Date we             Date charged to the Sub-Account, MINUS
 receive a premium
 equal to or in
 excess of the
 initial premium.

                           -   that portion of the Monthly Cost of
                               Insurance deductions due from the
                               policy date through the Investment
                               Start Date charged to the Sub-Account.

                           The Account Value attributable to each Sub-Account of
                       the Variable Account on subsequent Valuation Dates is equal to:

                           -   the Account Value attributable to the
                               Sub-Account on the preceding Valuation
                               Date multiplied by that Sub-Account's
                               net investment factor, PLUS

                           -   that portion of net premium received
                               and allocated to the Sub-Account
                               during the current Valuation Period,
                               PLUS

                        26            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   any amounts transferred by you to the
                               Sub-Account from another Sub-Account
                               or from the Fixed Account Value during
                               the current Valuation Period, MINUS

                           -   any amounts transferred by you from
                               the Sub-Account to another Sub-Account
                               or to the Fixed Account Value during
                               the current Valuation Period, MINUS

                           -   that portion of any partial surrenders
                               deducted from the Sub-Account during
                               the current Valuation Period, MINUS

                           -   that portion of any policy loan or
                               capitalized loan interest transferred
                               from the Sub-Account to the Fixed
                               Account Value during the current
                               Valuation Period, MINUS

                           -   that portion of any surrender charges
                               associated with a decrease in the
                               Specified Face Amount charged to the
                               Sub-Account during the current
                               Valuation Period, MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Expense
                               Charge for the Policy Month just
                               beginning charged to the Sub-Account,
                               MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Cost of
                               Insurance for the Policy Month just
                               ending charged to the Sub-Account.

                           NET INVESTMENT FACTOR.  The NET INVESTMENT FACTOR for
                       each Sub-Account for any Valuation Period is determined by deducting the Mortality and Expense Risk Charge for each day in the Valuation Period from the quotient of (1) and (2) where:

                       (1) is the net result of--

                           -   the net asset value of a Fund share
                               held in the Sub-Account determined as
                               of the end of the Valuation Period,
                               PLUS

                           -   the per share amount of any dividend
                               or other distribution declared on Fund
                               shares held in the Sub-Account if the
                               "ex-dividend" date occurs during the
                               Valuation Period, PLUS OR MINUS

                           -   a per share credit or charge with
                               respect to any taxes reserved for by
                               us, or paid by us if not previously
                               reserved for, during the Valuation
                               Period which are determined by us to
                               be attributable to the operation of
                               the Sub-Account; and

                        27            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       (2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

                           The Mortality and Expense Risk Charge for the
                       Valuation Period is the Daily Risk Charge times the number of days in the Valuation Period.

                           The net investment factor may be greater or less than
                       one.

                           FIXED ACCOUNT VALUE.  The Fixed Account Value on the
                       Investment Start Date equals:

                           -   that portion of net premium received
                               and allocated to the Fixed Account
                               Value accrued at interest, MINUS

                           -   that portion of the Monthly Expense
                               Charges due on the policy date and
                               subsequent Monthly Anniversary Days
                               through the Investment Start Date
                               charged to the Fixed Account Value
                               accrued at interest, MINUS

                           -   that portion of the Monthly Cost of
                               Insurance deductions due from the
                               policy date through the Investment
                               Start Date charged to the Fixed
                               Account Value accrued at interest.

                           The Fixed Account Value on subsequent Valuation Dates
                       is equal to:

                           -   the Fixed Account Value on the
                               preceding Valuation Date accrued at
                               interest, PLUS

                           -   that portion of net premium received
                               and allocated to the Fixed Account
                               Value during the current Valuation
                               Period accrued at interest, PLUS

                           -   any amounts transferred by you to the
                               Fixed Account Value from the Variable
                               Account during the current Valuation
                               Period accrued at interest, MINUS

                           -   any amounts transferred by you from
                               the Fixed Account Value to the
                               Variable Account during the current
                               Valuation Period accrued at interest,
                               MINUS

                           -   that portion of any partial surrenders
                               deducted from the Fixed Account Value
                               during the current Valuation Period
                               accrued at interest, PLUS

                           -   any policy loan or capitalized loan
                               interest transferred from the Variable
                               Account to the Fixed Account Value
                               during the current Valuation Period
                               accrued at interest, MINUS

                           -   that portion of any surrender charges
                               associated with a decrease in the
                               Specified Face Amount charged to the

                        28            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                               Fixed Account Value during the current
                               Valuation Period, MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Expense
                               Charge for the Policy Month just
                               beginning charged to the Fixed Account
                               Value accrued at interest, MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Cost of
                               Insurance for the Policy Month just
                               ending charged to the Fixed Account
                               Value accrued at interest.

                           The minimum guaranteed interest rate applicable to
                       the Fixed Account Value is 3% annually. Interest in excess of the guaranteed rate may be applied in the calculation of the Fixed Account Value at such increased rates and in such manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

                           INSUFFICIENT VALUE.  Your Policy will terminate for
                       no value, subject to a Grace Period described below if, on a Valuation Date, a Monthly Anniversary Day occurred during the Valuation Period and--

                           -   your Policy's Cash Surrender Value is
                               equal to or less than zero or

                           -   the Policy Debt exceeds the Cash
                               Value.

                           During the first five Policy Years, a policy will not
                       terminate by reason of insufficient value if it satisfies the "minimum premium test," described below.

                           If on a Valuation Date a Monthly Anniversary Day
                       occurred during the Valuation Period and the Monthly Expense Charge plus the Monthly Cost of Insurance plus the Policy Debt exceed your Account Value, any Unpaid Policy Charges will be increased by the amount in excess of your Account Value. Except for policies delivered in the state of Texas, any Unpaid Policy Charges will accumulate interest at an annual rate of 3%.

                           MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE).  A Policy
                       satisfies the minimum premium test if the premiums paid less any partial surrenders less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

                        29            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           The applicable Minimum Monthly Premiums are specified
                       in your Policy. We will revise the Minimum Monthly Premiums as a result of any of the following changes to a
                       Policy:

                           -   an increase in the Specified Face
                               Amount;

                           -   an increase in the cost of any rider;

                           -   when requested by you, the addition of
                               any rider.

                           The revised Minimum Monthly Premiums will be
                       effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

                           GRACE PERIOD.  If, on a Valuation Date, your Policy
                       will terminate by reason of insufficient value, we will allow a Grace Period. This Grace Period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on your Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the Grace Period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this Grace Period. If the Policy Proceeds become payable by us during the Grace Period, then any Unpaid Policy Charges will be deducted from the amount payable by us.

                           SPLITTING UNITS.  We reserve the right to split or
                       combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of your Policy.

                       CHARGES AND DEDUCTIONS

                           EXPENSE CHARGES APPLIED TO PREMIUM.  We will deduct a
                       charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. The current charge is 5.25%. The maximum charge is guaranteed not to exceed 7.25%.

                           MORTALITY AND EXPENSE RISK CHARGE.  This charge is
                       for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we apply against the Variable Account on a daily basis.

                        30            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           The Mortality and Expense Risk Charge will be
                       determined by us from time to time based on our expectations of future interest, mortality costs, persistency, expenses and taxes, but will not exceed 0.60% annually. The current charge is 0.60% for Policy Years 1 through 10 and 0.20% thereafter.


                           The mortality risk we assume is that the group of
                       lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

                           MONTHLY EXPENSE CHARGE.  We will deduct a charge of
                       $8.00 from your Policy's Account Value each Policy Month to cover our administrative costs. The Monthly Expense Charge will be deducted proportionally from the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt.

                           MONTHLY COST OF INSURANCE.  We deduct a Monthly Cost
                       of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt.

                           The Monthly Cost of Insurance equals the sum of (1),
                       (2) and (3) where:

                       (1) is the cost of insurance charge equal to the Monthly
                           Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

                       (2) is the monthly rider cost for any riders which are a
                           part of your Policy (with the monthly rider cost, if any riders are added, as described in the rider itself); and

                       (3) is any additional insurance charge calculated as
                           specified in your Policy, for, among other reasons, occupational or avocational risks.

                           The NET AMOUNT AT RISK equals:

                           -   the death benefit divided by 1.00247;
                               MINUS

                           -   your Account Value on the Valuation
                               Date prior to assessing the monthly
                               expense charge and the cost of
                               insurance charges.

                           If there are increases in the Specified Face Amount
                       other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount

                        31            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

                           MONTHLY COST OF INSURANCE RATES.  The Monthly Cost of
                       Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time your Policy has been in force and the insured's sex (in the case of non-unisex Policies), Issue Age, and rating class. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age, and rating class. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

                           BASIS OF COMPUTATION.  Guaranteed Maximum Monthly
                       Cost of Insurance Rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The Guaranteed Maximum Monthly Cost of Insurance Rates reflect any underwriting rating applicable to the Policy. We have filed a detailed statement of our methods for computing Cash Values with the insurance department in each jurisdiction where the Policy was delivered. These values equal or exceed the minimum required by law.

                       WAIVERS AND REDUCED CHARGES

                           We may reduce or waive the sales load or surrender
                       charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.

                       MATURITY

                           Your policy will terminate when the insured reaches
                       Attained Age 100. If the insured is living and your Policy is in force on the Maturity date, your policy's Cash Surrender Value will be payable to you.

                       MATURITY DATE EXTENSION

                           The Maturity date of your Policy will be extended
                       beyond the original Maturity date shown in your Policy, if you so request in writing at our Principal

                        32            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Office prior to the original Maturity date and the Policy has a Cash Value on the original Maturity date. The new Maturity date will be the one you request.

                           After the original Maturity date (if you have
                       requested a new Maturity date):

                           -   We will not accept any more premium
                               payments for your Policy.

                           -   No more deductions for the Monthly
                               Expense Charges or for Monthly Cost of
                               Insurance charges will be made from
                               your Account Value.

                           -   The death benefit will be your Account
                               Value on the date of the insured's
                               death.

                           -   Your Policy's reinstatement provisions
                               will not apply.

                           Except as provided above, an extension of the
                       Maturity date does not alter your Policy.

                           If the Maturity date is extended, your Policy may not
                       qualify as life insurance beyond the original Maturity date and may be subject to tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the extension of the Maturity date of your Policy.

                       SUPPLEMENTAL BENEFITS

                           The following supplemental benefit riders are
                       available, subject to certain limitations described below. There is no charge for the accelerated benefits rider. An additional cost of insurance will be charged for each of the other riders which is in force as a part of the Monthly Cost of Insurance charge.

                           ACCELERATED BENEFITS RIDER.  Under this rider, we
                       will pay you, at your written request in a form satisfactory to us, an "accelerated benefit" if the Insured is terminally ill. An Insured is considered "terminally ill" if the Insured has a life expectancy of 12 months or less due to illness or physical condition. We will require proof, satisfactory to us, of the Insured's terminal illness, including, but not limited to, certification by an independent physician. No accelerated benefit is payable, however, unless your Policy has been in force for at least two years following its Issue Date or the date of its last reinstatement.

                           The accelerated benefit payment will be equal to that
                       portion of your Policy's death benefit requested by you, not to exceed the lesser of (a) 75% of

                        33            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       the amount of the death benefit or (b) $250,000 (the "Accelerated Amount"), subject to the following adjustments:

                           -   We will discount the Accelerated
                               Amount based on an annual interest
                               rate, not to exceed the greater of:
                               (a) the yield on 90-day Treasury bills
                               on the day we receive your request; or
                               (b) the statutory maximum policy loan
                               interest rate.

                           -   If you have an outstanding policy loan
                               on the date we approve your request,
                               we will reduce the Accelerated Amount
                               in partial payment of the policy loan
                               by an amount equal to the amount of
                               the policy loan multiplied by the
                               ratio of the Accelerated Amount to the
                               amount of your Policy's death benefit
                               (the "Eligible Amount").

                           -   We will reduce the Accelerated Amount
                               by the amount of any administrative
                               fee, not to exceed $150, in effect at
                               the time we receive your request.

                           You may request only one accelerated benefit payment.
                       This rider will terminate upon payment of an accelerated benefit, and the Specified Face Amount and Account Value of your Policy will be reduced by the ratio of the Accelerated Amount to the Eligible Amount.

                           ACCIDENTAL DEATH BENEFIT RIDER.  Under this rider, we
                       will pay the accidental death benefit specified in your Policy when we receive due proof of the insured's accidental death and that death occurred while this rider was in force, on or after the insured's first birthday and within ninety days after the date of the accident. "Accidental death" means that the insured died as a direct result, independent of all other causes, (a) from an injury sustained solely by external or violent accident, or (b) by an accidental drowning, excluding death caused by certain specified risks. If you change your Policy's Specified Face Amount, the accidental death benefit will not change unless you specifically request such a change. This rider will terminate on the earliest of (a) the nearest policy anniversary to the insured's 70th birthday or (b) the date that this policy terminates in accordance with its grace period provision.

                           MONTHLY RIDER COST.  The cost of this rider will be
                       part of the Monthly Cost of Insurance charge described in this prospectus. The total monthly rider cost will equal a rate which varies by the Insured's issue age, sex and rating class multiplied by the amount of the accidental death benefit.

                           WAIVER OF MONTHLY DEDUCTIONS RIDER.  Under this
                       rider, we will waive the monthly deductions under your Policy retroactive to the date of total disability when the insured suffers a total disability, if the insured's total disability

                        34            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       commences while this rider is in force and continues for six months. We will continue to waive the monthly deduction for as long as the disability continues. We must receive written notice and due proof before we will waive the monthly deductions. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years. We will not waive the monthly deductions--

                           -   for any month before the insured's
                               fifth birthday;

                           -   for any month which is more than one
                               year before we receive a notice of the
                               total disability; or

                           -   if the total disability is caused by
                               or results from certain specified
                               risks.

                           A "total disability" is any incapacity resulting from
                       bodily injury or disease which--

                           -   during the first 24 months of the
                               incapacity prevents the insured from
                               performing substantially all of the
                               major duties of the insured's
                               occupation; and

                           -   if the incapacity continues beyond 24
                               months, prevents the insured from
                               doing any work for which the insured
                               is reasonably qualified to perform by
                               reason of training, education or
                               experience.

                           Even if the insured can work, the following
                       constitutes a total disability:

                           -   total and permanent loss of sight of
                               both eyes or total and permanent loss
                               of hearing in both ears;

                           -   severance of both hands, both feet, or
                               one hand and one foot.

                           While the insured's total disability is continuing,
                       you cannot change your Policy's--

                           -   Specified Face Amount, unless
                               otherwise permitted under the
                               provisions of another rider to your
                               policy; or

                           -   your death benefit option.

                           This rider will terminate on the earliest of:

                           -   the nearest policy anniversary to the
                               insured's 65th birthday, unless the
                               insured's total disability is
                               continuing, and if the total
                               disability commences before the policy
                               anniversary nearest to the insured's
                               60th birthday; or

                        35            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   the nearest policy anniversary to the
                               insured's 65th birthday, if the total
                               disability commenced on or after the
                               policy anniversary nearest to the
                               insured's 60th birthday; or

                           -   the date that the Policy terminates in
                               accordance with its Grace Period
                               provision.

                           If this rider terminates because your Policy lapses,
                       we will reinstate the rider if certain specified conditions are met.

                           MONTHLY RIDER COST.  The cost of this rider will be
                       part of the Monthly Cost of Insurance charge described in this prospectus. The total monthly rider cost will equal a rate based on the Insured's Issue Age, sex and rating class multiplied by the net amount at risk.

                           PAYMENT OF STIPULATED AMOUNT RIDER.  Under this
                       rider, we will make a monthly payment of the "stipulated amount" when the insured suffers a total disability, if the insured's total disability commences while this rider is in force and continues for six months. We will continue to make a payment of that amount for as long as the disability continues. We must receive written notice and due proof before we will make a payment. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for five years. We will not make payments under this rider if the total disability is caused by or results from certain specified risks. This rider will not apply to any Monthly Anniversary Day that occurs before the insured's fifth birthday or that was due more than one year before we first received notice of the insured's total disability.

                           A "total disability" is any incapacity resulting from
                       bodily injury or disease which--

                           -   during the first 60 months of the
                               incapacity prevents the insured from
                               performing substantially all of the
                               major duties of the insured's
                               occupation; and

                           -   if the incapacity continues beyond 60
                               months, prevents the insured from
                               doing any work for which the insured
                               is reasonably qualified to perform by
                               reason of training, education or
                               experience.

                           Even if the insured can work, the following
                       constitutes a total disability:

                           -   total and permanent loss of sight of
                               both eyes or total and permanent loss
                               of hearing in both ears;

                           -   severance of both hands, both feet, or
                               one hand and one foot.

                        36            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           You may change the stipulated amount by written
                       request to our Principal Office. An increase in the stipulated amount is subject to our underwriting and administrative rules in effect at the time. If we make a change to this Policy at your request and if that change results in a reduction of the amount of premium you may pay for this Policy under applicable tax law, we will reduce the stipulated amount to conform to that reduction. We will reduce the cost of insurance for this rider appropriately. We will inform you in writing of these reductions.

                           You may not change the frequency of premium payment
                       for your Policy or increase the stipulated amount while the insured's total disability is continuing.

                           This rider will terminate on the earliest of:

                           -   The policy anniversary nearest to the
                               insured's 65th birthday. However, if
                               the insured's total disability
                               commenced before that policy
                               anniversary, the benefit provided by
                               this rider will continue until the end
                               of the benefit period specified in
                               your policy. No total disability of
                               the insured's that commences on or
                               after the policy anniversary nearest
                               to the insured's 65th birthday is
                               covered under this rider.

                           -   The date your Policy lapses because of
                               insufficient value.

                           -   The date your Policy is surrendered
                               for its Cash Surrender Value.

                           -   The date of death of the insured.

                           -   The date we receive your written
                               request that it be terminated.

                           MONTHLY RIDER COST.  The monthly cost for this rider
                       is equal to the stipulated amount times a rate which varies by factors including the Insured's Issue Age, sex, and rating class.

                       TERMINATION OF POLICY

                           Your Policy will terminate on the earlier of the date
                       we receive your request to surrender, the expiration date of the Grace Period due to insufficient value, the date of death of the insured, or the Maturity date.

                        37            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       REINSTATEMENT

                           Before the insured's death, we will reinstate your
                       Policy prior to its Maturity date, provided that the Policy has not been surrendered and you--

                           -   make a request for reinstatement
                               within five years from the date of
                               termination;

                           -   submit satisfactory evidence of
                               insurability to us; and

                           -   pay an amount sufficient to put your
                               Policy in force.

                           To put your Policy in Force, you must pay an amount
                       of at least--

                           -   the Unpaid Policy Charges at the date
                               of termination; plus

                           -   any excess of the Policy Debt over the
                               Cash Value at the date of termination;
                               plus

                           -   three times the Monthly Cost of
                               Insurance charges applicable at the
                               date of reinstatement; plus

                           -   three times the Monthly Expense
                               Charge.

                           During the first five Policy Years, an amount is
                       sufficient to put your Policy in force if it meets the minimum premium test.

                           A reinstated Policy's Specified Face Amount may not
                       exceed the Specified Face Amount at the time of termination. Your Account Value on the reinstatement date will reflect:

                           -   the Account Value at the time of
                               termination; PLUS

                           -   net premiums attributable to premiums
                               paid to reinstate the Policy; MINUS

                           -   the Monthly Expense Charge; MINUS

                           -   the Monthly Cost of Insurance charge
                               applicable on the date of
                               reinstatement.

                           The effective date of reinstatement will be the
                       Monthly Anniversary Day that falls on or next follows the date we approve your request.

                           Any Policy Debt at the time of termination must be
                       repaid upon the reinstatement of the Policy or carried over to the reinstated Policy.

                           If your Policy was subject to surrender charges when
                       it lapsed, the reinstated Policy will be subject to surrender charges as if it had not terminated.

                        38            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           The incontestability provision of the Policy will
                       apply to the Policy after reinstatement as regards statements made in the application for reinstatement. The suicide provision of the Policy will apply to the policy after reinstatement. In those provisions of a reinstated Policy, "Issue Date" means the effective date of reinstatement.

                       DEFERRAL OF PAYMENT

                           We will usually pay any amount due from the Variable
                       Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Insured, due proof of such death. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial surrender, or policy loan may be postponed whenever:

                           -   the New York Stock Exchange is closed
                               other than customary weekend and
                               holiday closing, or trading on the
                               NYSE is otherwise restricted;

                           -   the Securities and Exchange
                               Commission, by order, permits
                               postponement for the protection of
                               policyowners; or

                           -   an emergency exists as determined by
                               the Securities and Exchange
                               Commission, as a result of which
                               disposal of securities is not
                               reasonably practicable, or it is not
                               reasonably practicable to determine
                               the value of the assets of the
                               Variable Account.

                       RIGHTS OF OWNER

                           While the Insured is alive, unless you have assigned
                       any of these rights, you may:

                           -   transfer ownership to a new owner;

                           -   name a contingent owner who will
                               automatically become the owner of the
                               Policy if you die before the Insured;

                           -   change or revoke a contingent owner;

                           -   change or revoke a beneficiary;

                           -   exercise all other rights in the
                               Policy;

                           -   increase or decrease the Specified
                               Face Amount, subject to the other
                               provisions of the Policy;

                        39            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   change the death benefit option,
                               subject to the other provisions of the
                               Policy.

                           When you transfer your rights to a new owner, you
                       automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

                           You do not need the consent of a beneficiary or a
                       contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

                       RIGHTS OF BENEFICIARY

                           The beneficiary has no rights in the Policy until the
                       death of the insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

                       OTHER POLICY PROVISIONS

                           ADDITION, DELETION OR SUBSTITUTION OF
                       INVESTMENTS. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we may make appropriate amendments to the Policy to reflect the substitution.

                           ENTIRE CONTRACT.  Your entire contract with us
                       consists solely of the Policy, including the attached copy of your Policy Application and any attached copies of supplemental applications for increases in the Specified Face Amount.

                        40            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           ALTERATION.  Sales representatives do not have any
                       authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary, or one of our vice presidents.

                           MODIFICATION.  Upon notice to you, we may modify the
                       Policy if such a modification--

                           -   is necessary to make the Policy or the
                               Variable Account comply with any law
                               or regulation issued by a governmental
                               agency to which we are or the Variable
                               Account is subject;

                           -   is necessary to assure continued
                               qualification of the Policy under the
                               Internal Revenue Code or other federal
                               or state laws as a life insurance
                               policy;

                           -   is necessary to reflect a change in
                               the operation of the Variable Account
                               or the Sub-Accounts; or

                           -   adds, deletes or otherwise changes
                               Sub-Account options.

                           We also reserve the right to modify certain
                       provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

                           ASSIGNMENTS.  During the lifetime of the Insured, you
                       may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we received it. We are not responsible for the validity or legal effect of any assignment.

                           NONPARTICIPATING.  The Policy does not pay dividends.
                       The Policy does not share in our profits or surplus earnings.

                           MISSTATEMENT OF AGE OR SEX (NON-UNISEX POLICY).  If
                       the age or sex (in the case of a non-unisex Policy) of the insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

                           Misstatement discovered at death--The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex (for a non-unisex Policy).

                           Misstatement discovered prior to death--Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex (for a non-unisex Policy).

                        41            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           SUICIDE.  If the insured, whether sane or insane,
                       commits suicide within two years after your Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial surrenders.

                           If the insured, whether sane or insane, commits
                       suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

                           INCONTESTABILITY.  All statements made in the
                       application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, or change in death benefit option of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the insured for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

                           REPORT TO OWNER.  We will send you a report at least
                       once each Policy Year. The report will show current policy values, premiums paid, and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

                           ILLUSTRATIONS.  After the first Policy Year, we will
                       provide you with an illustration of future Account Values and death benefits upon request. We may charge a fee not to exceed $25 per illustration.

                                     PERFORMANCE INFORMATION

 We may present            We may sometimes publish performance information
 mutual fund           related to the Fund, the Variable Account or the Policy
 portfolio             in advertising, sales literature and other promotional
 performance and       materials. This information is based on past investment
 hypothetical Policy results and is not an indication of future performance. illustrations in sales literature.

                        42            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's TOTAL RETURN
                       or AVERAGE ANNUAL TOTAL RETURN. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

                           We may also publish a mutual fund portfolio's yield.
                       Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period.

                           TOTAL RETURNS AND YIELDS QUOTED FOR A MUTUAL FUND
                       PORTFOLIO INCLUDE THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES OF THE PORTFOLIO, BUT DO NOT INCLUDE CHARGES AND DEDUCTIONS ATTRIBUTABLE TO YOUR POLICY. These expenses would reduce the performance quoted.

                       ADJUSTED PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's total return
                       and yields adjusted for charges against the assets of the Variable Account.

                           We may publish total return and yield quotations
                       based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

                       OTHER INFORMATION

                           Performance information may be compared, in reports
                       and promotional literature, to:

                           -   the S&P 500, Dow Jones Industrial
                               Average, Lehman Brothers Aggregate
                               Bond Index or other unmanaged indices
                               so that investors may compare the
                               Sub-Account results with those of a
                               group of unmanaged securities widely
                               regarded by investors as
                               representative of the securities
                               markets in general;

                        43            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   other groups of variable life variable
                               accounts or other investment products
                               tracked by Lipper Analytical Services,
                               a widely used independent research
                               firm which ranks mutual funds and
                               other investment products by overall
                               performance, investment objectives,
                               and assets, or tracked by other
                               services, companies, publications, or
                               persons, such as Morningstar, Inc.,
                               who rank such investment products on
                               overall performance or other criteria;
                               or

                           -   the Consumer Price Index (a measure
                               for inflation) to assess the real rate
                               of return from an investment in the
                               Sub-Account. Unmanaged indices may
                               assume the reinvestment of dividends
                               but generally do not reflect
                               deductions for administrative and
                               management expenses.

                           We may provide policy information on various topics
                       of interest to you and other prospective policyowners. These topics may include:

                           -   the relationship between sectors of
                               the economy and the economy as a whole
                               and its effect on various securities
                               markets;

                           -   investment strategies and techniques
                               (such as value investing, market
                               timing, dollar cost averaging, asset
                               allocation, constant ratio transfer
                               and account rebalancing);

                           -   the advantages and disadvantages of
                               investing in tax-deferred and taxable
                               investments;

                           -   customer profiles and hypothetical
                               purchase and investment scenarios;

                           -   financial management and tax and
                               retirement planning; and

                           -   investment alternatives to
                               certificates of deposit and other
                               financial instruments, including
                               comparisons between a Policy and the
                               characteristics of, and market for,
                               such financial instruments.

                                FEDERAL INCOME TAX CONSIDERATIONS

 We do not make any        The following summary provides a general description
 guarantees about the of the federal income tax considerations associated with Policy's tax status. the Policy and does not purport to be complete or to cover all situations. This discussion is NOT intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal

                        44            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICY.

                           The Policy may be used in various arrangements,
                       including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

                       TAX STATUS OF THE POLICY

 We believe the            A Policy has certain tax advantages when treated as
 Policy will be        a life insurance contract within the meaning of
 treated as a life     Section 7702 of the Internal Revenue Code of 1986, as
 insurance contract    amended (the "Code"). We believe that the Policy meets
 under federal tax     the Section 7702 definition of a life insurance contract
 laws.                 and will take whatever steps are appropriate and
                       reasonable to attempt to cause the Policy to comply with
                       Section 7702.

                       DIVERSIFICATION OF INVESTMENTS

                           Section 817(h) of the Code requires that the Variable
                       Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.

                           In certain circumstances, the owner of a variable
                       life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.

                           The following discussion assumes that your Policy
                       will qualify as a life insurance contract for federal income tax purposes.

                        45            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       TAX TREATMENT OF POLICY BENEFITS

 Death benefits do         LIFE INSURANCE DEATH BENEFIT PROCEEDS.  In general,
 not incur federal     the amount of the death benefit payable under your
 income tax.           Policy is excludible from your gross income under the
                       Code.

 Investment gains are      TAX DEFERRED ACCUMULATION.  Any increase in your
 normally not taxed    Account Value is generally not taxable to you unless you
 unless distributed    receive or are deemed to receive amounts from the Policy
 to you before the     before the insured dies.
 insured dies.             DISTRIBUTIONS.  If you surrender your Policy, the
                       amount you will receive as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

                           Depending on the circumstances, any of the following
                       transactions may have federal income tax consequences:

                           -   the exchange of a Policy for a life
                               insurance, endowment or annuity
                               contract;

                           -   a change in the death benefit option;

                           -   a policy loan;

                           -   a partial surrender;

                           -   a surrender;

                           -   a change in the ownership of a Policy;

                           -   the addition of an accelerated death
                               benefit rider; or

                           -   an assignment of a Policy.

                           In addition, federal, state and local transfer and
                       other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial surrenders (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a "modified endowment contract."

 If you pay more           MODIFIED ENDOWMENT CONTRACTS.  Section 7702A of the
 premiums than         Code treats certain life insurance contracts as
 permitted under the   "modified endowment contracts" ("MECs"). The Code
 seven-pay test, your  defines MECs as those Policies issued or materially
 Policy will be a      changed after June 21, 1988 on which the total premiums
 MEC.                  paid during the first seven years exceed the amount that
                       would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test").

                        46            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           We will monitor the Policy to determine whether
                       additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.

                           Further, if a transaction occurs which decreases the
                       face amount of your Policy during the first seven years, we will retest your Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in face amount occurs within seven years of a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

                           The rules relating to whether a Policy will be
                       treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.

 If your Policy            DISTRIBUTIONS UNDER MODIFIED ENDOWMENT
 becomes a MEC,        CONTRACTS.  If treated as a MEC, your Policy will be
 partial surrenders,   subject to the following tax rules:
 loans and surrenders  -   First, partial surrenders are treated as ordinary
 may incur taxes and       income subject to tax up to the amount equal to the
 tax penalties.            excess (if any) of your Account Value immediately
                           before the distribution over the "investment in the contract" at the time of the distribution.

                       - Second, policy loans and loans secured by a Policy are treated as partial surrenders and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

                       - Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon surrender), policy loan, or loan secured by a Policy, that is included in income, except where the distribution or loan is:

                           -   made when you are age 59 1/2 or older;

                           -   attributable to your becoming
                               disabled; or

                           -   is part of a series of substantially
                               equal periodic payments for the
                               duration of your life (or life
                               expectancy) or for the duration of the
                               longer of your or the beneficiary's
                               life (or life expectancies).

                           These exceptions may only apply if the policy is
                       owned by an individual and, generally do not apply if the policy is owned by a legal entity such as a trust, partnership or corporation.

                        47            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           DISTRIBUTIONS UNDER A POLICY THAT IS NOT A MEC.  If
                       your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

                           If your Policy is not a MEC, policy loans and loans
                       secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.

                           Finally, if your Policy is not a MEC, distributions
                       (including distributions upon surrender), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.

                           POLICY LOAN INTEREST.  Generally, no tax deduction is
                       allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the Policy covers an officer, director, employee, or 20 percent owner of your business, within the meaning of Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.

                           Also, there is no definitive guidance concerning the
                       tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan, as is the case for loan amounts in Policy Years 11 and thereafter. You should consult your tax adviser regarding loan amounts in those Policy Years.

                           MULTIPLE POLICIES.  All modified endowment contracts
                       issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

                        48            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

 We may be required        FEDERAL INCOME TAX WITHHOLDING.  We will withhold
 to withhold taxes     and remit to the federal government the amount of any
 from certain dis-     tax due on that portion of a policy distribution which
 tributions to you.    is taxable if we do not have a valid social security
                       number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

                       OUR TAXES

                           As a result of the Omnibus Budget Reconciliation Act
                       of 1990, we are currently and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for us.

                           At present, we do not assess any charge against the
                       assets of the Variable Account for any federal, state or local taxes that we incur which may be attributable to the Variable Account or any Policy. We, however, reserve the right in the future to assess a charge against the assets of the Variable Account for any such taxes or other economic burdens resulting from the application of any tax laws that we determine to be properly attributable to the Variable Account or any Policy.

                                      DISTRIBUTION OF POLICY

                           The Policy will be sold by licensed insurance agents
                       in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.

                           Gross first year commissions plus any expense
                       allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 90%

                        49            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       of the target premium, which will vary based on the Insured's age, sex and rating Class, plus 3% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 4% of actual premium payments, and will not exceed 1% in Policy
                       Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. In Policy
                       Year 3 and thereafter, 0.10% of the Variable Account Value per annum will be paid to broker-dealers.

                                          VOTING RIGHTS

                           We are the legal owner of all shares of the Funds
                       held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

                           We will vote shares held in each Sub-Account for
                       which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

                           The number of shares in each Sub-Account for which a
                       policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

                           We may, if required by state insurance regulators,
                       disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

                        50            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                               OUR DIRECTORS AND EXECUTIVE OFFICERS

                           Our directors and executive officers are listed
                       below, together with information as to their ages, dates of election, and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.


                       DONALD A. STEWART, Chairman and Director (1996) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is Chairman and Chief Executive Officer and a
                       Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and a Director of Massachusetts Financial Services Company.



                       C. JAMES PRIEUR, Vice Chairman and Director (1998) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is President and Chief Operating Officer of Sun
                       Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He formerly held the positions of Senior Vice President and General Manager for the United States and Vice President Investments for the United States for Sun Life Assurance Company of Canada. He currently is Vice Chairman and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President, Sun Capital Advisers Trust; President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc.; and Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc.; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Massachusetts Financial Services Company.


                        51            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       JAMES A. MCNULTY, III, President and Director (1999) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Executive Vice President, U.S. Operations for
                       Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Sun Life Insurance and Annuity Company of New York; and Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., and Sun Life Financial (Japan), Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and the Support Committee for Battered Women.



                       JAMES C. BAILLIE, Director (2000)
                       Torys, Suite 3000
                       Maritime Life Tower
                       Toronto, Ontario, Canada M5K 1N2



                           He is Counsel to the law firm Torys where he was
                       formerly a Partner with a strong emphasis in business law. He is a Director of Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada, Sun Life Financial Services of Canada, Inc., and Corel Corporation and FPI Ltd.



                       DAVID D. HORN, Director (1985)
                       257 Lake Street
                       P.O. Box 24
                       New Vineyard, Maine 04956


                           He was formerly Senior Vice President and General
                       Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

                        52            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       ANGUS A. MACNAUGHTON, Director (1985)
                       481 Kingswood Lane
                       Danville, California 94506



                           He is President of Genstar Investment Corporation
                       since 1987 and a former Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He is Director of Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Semiconductor Equipment Associates, and Diversified Collection Services, Inc.; Vice Chairman and a Director of Barrick Gold Corporation; a Trustee of World Affairs Council of Northern California; and a Director of the San Francisco Opera and the Bay Area Council, Boy Scouts of America.



                       S. CAESAR RABOY, Director (1997)
                       220 Boylston Street
                       Boston, Massachusetts 02110



                           He is a former Senior Vice President and Deputy
                       General Manager for the United States of Sun Life Assurance Company of Canada; a Director of Sun Life Insurance and Annuity Company of New York.



                       WILLIAM W. STINSON, Director (2000)
                       Canadian Pacific Limited
                       1800 Bankers Hall, East Tower
                       855 - 2nd Street S.W.
                       Calgary, Alberta T2P 4Z5



                           He is Lead Director of Sun Life Assurance Company of
                       Canada, and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Insurance and Annuity Company of New York. In addition, he is a Director of Pan Canadian Petroleum, Massachusetts Financial Services Company, United Dominion Industries, Grant Forest Products, Inc., and Westshore Terminals Income Fund. In May 1996,
                       Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.



                       JAMES M.A. ANDERSON, Vice President, Investments (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President, Investments of Sun Life
                       Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and Chief Executive Officer and Trustee of Sun Capital Advisers Trust; President and Chief Executive Officer and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun


                        53            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Life Assurance Company of Canada--U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial (Japan), Inc., and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.)
                       Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.



                       DAVEY SCOON, Vice President, Finance and Treasurer (1999) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Financial Officer for
                       Sun Life Assurance Company of Canada; Vice President, Finance, Controller, and Treasurer of Sun Life Insurance and Annuity Company of New York; Vice President and Treasurer and Director of Sun Benefit Services
                       Company, Inc., Sun Life Financial (Japan), Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., and Sunesco Insurance Agency, Inc.; Vice President and Director of Sun Life Assurance Company of Canada--U.S. Operations
                       Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Director and Treasurer of Clarendon Insurance Agency, Inc. and Senior Vice President and Treasurer and Director of Sun Capital Advisers, Inc.; Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I; Assistant Treasurer of Sun Capital Advisors Trust; and Chairman and Director of Tufts Associated Health Plan and Lead Director of Tufts Associated Health Maintenance Organization. He is a member of the Board of Directors for Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.



                       ROBERT P. VROLYK, Vice President and Actuary (1986) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is the former Vice President and Treasurer of Sun
                       Life of Canada (U.S.). He currently is the Vice President and Chief Actuary of Sun Life Assurance Company of Canada; Vice President and Actuary of Sun Life Insurance and Annuity Company of New York; Vice President and Director of Sun Life of Canada--U.S. Operations
                       Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General Partner, Inc.; Vice President and Director of Sun Life of Canada (U.S.) SPE 97-I, Inc.; a Director of Sun Benefit Services
                       Company, Inc., and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.


                        54            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       PETER F. DEMUTH, Vice President and Chief Counsel (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Counsel of U.S.
                       Operations for Sun Life Assurance Company of Canada; Vice President and Chief Counsel for Sun Life Insurance and Annuity Company of New York; a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc., and Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc.; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a Shareholder at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.



                       ELLEN B. KING, Senior Counsel and Secretary (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           She is Senior Counsel for Sun Life Assurance Company
                       of Canada; Senior Counsel and Secretary of Sun Life Insurance and Annuity Company of New York; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., Sun Life Financial (Japan), Inc. and Sun Life of Canada (U.S.) Holdings General Partner, Inc.



                       RONALD J. FERNANDES, Vice President, Retirement Products and Services (1999)
                       One Copley Place
                       Boston, Massachusetts 02116



                           He is Vice President, Retirement Products and
                       Services of Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada. He is also a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Life of Canada (U.S.) Distributors, Inc. Prior to October 1999, Mr. Fernandes was Senior Vice President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.


                        55            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                        OTHER INFORMATION

                       STATE REGULATION

                           We are subject to the laws of Delaware governing life
                       insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

                           We are required to file an annual statement with the
                       insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

                       LEGAL PROCEEDINGS

                           There are no pending legal proceedings which would
                       have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

                       EXPERTS

                           Actuarial matters concerning the policy have been
                       examined by Georges C. Rouhart, FSA, MAAA, Product
                       Officer.

                       ACCOUNTANTS


                           The financial statements of the Variable Account of
                       the year ended December 31, 2000 and the financial statements of Sun Life Assurance Company of Canada (U.S.) for the years ended December 31, 2000, 1999, and 1998 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                         INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


                           The Company's Annual Report on Form 10-K for the year
                       ended December 31, 2000 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this


                        56            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.


                           The Company will furnish, without charge, to each
                       person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

                       REGISTRATION STATEMENTS

                           This prospectus is part of a registration statement
                       that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options, and the Policy.

                       FINANCIAL STATEMENTS

                           Our financial statements, which are included in this
                       prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.

                        57            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998 (IN MILLIONS)

                                            2000    1999    1998
                                           ------  ------  ------
 Revenues
   Premiums and annuity considerations     $ 44.8  $ 45.1  $203.3
   Net investment income                    287.7   365.0   455.9
   Net realized investment gains (losses)   (19.9)    2.3     8.4
   Fee and other income                     297.8   217.5   179.1
                                           ------  ------  ------
 Total revenues                             610.4   629.9   846.7
                                           ------  ------  ------
 Benefits and expenses
   Policyowner benefits                     338.3   334.9   588.1
   Other operating expenses                 164.9   101.1   100.0
   Amortization of deferred policy
     acquisition costs                      123.8    67.8    88.8
                                           ------  ------  ------
 Total benefits and expenses                627.0   503.8   776.9
                                           ------  ------  ------
 Income (loss) from operations              (16.6)  126.1    69.8
   Interest expense                          44.7    43.3    44.9
                                           ------  ------  ------
 Income (loss) before income tax expense
 and discontinued operations                (61.3)   82.8    24.9
                                           ------  ------  ------
 Income tax expense (benefit):
   Federal                                  (61.7)   28.8    10.9
   State                                     (2.1)    0.3    (0.1)
                                           ------  ------  ------
   Income tax expense (benefit)             (63.8)   29.1    10.8
                                           ------  ------  ------
 Net income from continuing operations        2.5    53.7    14.1
 Net loss on disposal of subsidiaries,
 after tax                                     --   (12.3)     --
 Discontinued operations                       --     1.0     0.1
                                           ------  ------  ------
     NET INCOME                            $  2.5  $ 42.4  $ 14.2
                                           ======  ======  ======

   The accompanying notes are an integral part of the consolidated financial statements.

                        58            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2000 AND 1999 (IN MILLIONS EXCEPT PER SHARE DATA)

                                                                    2000              1999
                                                                  ---------         ---------
ASSETS
  Investments
    Available-for-sale fixed maturities at fair value
      (amortized cost of $2,454.5 and $2,685.4 in 2000 and
      1999, respectively)                                         $ 2,501.4         $ 2,677.3
    Trading fixed maturities at fair value (amortized cost
      of $635.5 and $1.0 in 2000 and 1999, respectively)              648.2               1.0
    Held-to-maturity fixed maturities at amortized cost               600.0                --
    Short-term investments                                            112.1             177.2
    Mortgage loans                                                    846.4             931.4
    Real estate                                                        77.7              95.1
    Policy loans                                                       41.5              40.7
    Other invested assets                                              74.6              67.9
                                                                  ---------         ---------
      Total investments                                             4,901.9           3,990.6
  Cash and cash equivalents                                           390.0             550.3
  Accrued investment income                                            64.9              50.5
  Deferred policy acquisition costs                                   762.0             686.3
  Outstanding premiums                                                  3.0               2.7
  Other assets                                                         61.7              81.2
  Separate account assets                                          17,874.2          16,123.3
                                                                  ---------         ---------
      Total assets                                                $24,057.7         $21,484.9
                                                                  =========         =========
LIABILITIES
  Future contract and policy benefits                             $   714.7         $   729.3
  Contractholder deposit funds and other policy liabilities         3,313.0           3,144.8
  Unearned revenue                                                      4.5               7.1
  Accrued expenses and taxes                                           52.7              98.8
  Deferred federal income taxes                                        41.4              77.7
  Long-term debt payable to affiliates                                565.0             565.0
  Partnership Capital Securities                                      607.8                --
  Other liabilities                                                   123.2              67.7
  Separate account liabilities                                     17,874.2          16,123.3
                                                                  ---------         ---------
      Total liabilities                                            23,296.5          20,813.7
                                                                  ---------         ---------
Commitments and contingencies--Note 15
STOCKHOLDER'S EQUITY
  Common stock, $1,000 par value--10,000 shares authorized;
    6,437 and 5,900 shares issued and outstanding in 2000
    and 1999, respectively                                        $     6.4         $     5.9
  Additional paid-in capital                                          264.9             199.4
  Accumulated other comprehensive income                               38.6               7.1
  Retained earnings                                                   451.3             458.8
                                                                  ---------         ---------
      Total stockholder's equity                                      761.2             671.2
                                                                  ---------         ---------
      Total liabilities and stockholder's equity                  $24,057.7         $21,484.9
                                                                  =========         =========

   The accompanying notes are an integral part of the consolidated financial statements.

                        59            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998 (IN MILLIONS)

                                                                   2000             1999             1998
                                                                 --------         --------         --------
Net income                                                        $ 2.5            $ 42.4           $14.2
                                                                  -----            ------           -----
Other comprehensive income
  Net unrealized holding gains (losses) on
    available-for-sale securities, net of tax                      31.4             (68.6)           (4.3)
  Other                                                             0.1              (0.2)             --
                                                                  -----            ------           -----
                                                                   31.5             (68.8)           (4.3)
                                                                  -----            ------           -----
Comprehensive income                                              $34.0            $(26.4)          $ 9.9
                                                                  =====            ======           =====

   The accompanying notes are an integral part of the consolidated financial statements.

                        60            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998 (IN MILLIONS)

                                                                  ACCUMULATED
                                                   ADDITIONAL        OTHER                        TOTAL
                                                    PAID-IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                   COMMON STOCK     CAPITAL         INCOME        EARNINGS       EQUITY
                                   ------------    ----------    -------------    --------    -------------
Balance at December 31, 1997           $5.9          $199.4          $80.2         $532.2         $817.7
  Net income                                                                         14.2           14.2
  Other comprehensive income                                          (4.3)                         (4.3)
  Dividends to stockholder                                                          (50.0)         (50.0)
                                       ----          ------          -----         ------         ------
Balance at December 31, 1998            5.9           199.4           75.9          496.4          777.6
  Net income                                                                         42.4           42.4
  Other comprehensive income                                         (68.8)                        (68.8)
  Dividends to stockholder                                                          (80.0)         (80.0)
                                       ----          ------          -----         ------         ------
Balance at December 31, 1999            5.9           199.4            7.1          458.8          671.2
  Net income                                                                          2.5            2.5
  Other comprehensive income                                          31.5                          31.5
  Common shares issued                  0.5                                                          0.5
  Additional paid-in-capital                           65.5                                         65.5
  Dividends to stockholder                                                          (10.0)         (10.0)
                                       ----          ------          -----         ------         ------
Balance at December 31, 2000           $6.4          $264.9          $38.6         $451.3         $761.2
                                       ====          ======          =====         ======         ======

   The accompanying notes are an integral part of the consolidated financial statements.

                        61            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998 (IN MILLIONS)

                                                                    2000              1999              1998
                                                                  ---------         ---------         ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income from continuing operations                           $     2.5         $    53.7         $    14.1
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Amortization of discount and premiums                              (0.8)             (0.5)              0.2
    Depreciation and amortization                                       2.8               3.7               2.2
    Net realized (gains) losses on investments                         19.9              (2.3)             (8.4)
    Net unrealized gains on trading fixed maturities                  (12.7)               --                --
    Interest credited to contractholder deposits                      195.5             216.4             238.7
    Deferred federal income taxes                                     (53.1)             14.5              (8.6)
    Cash dividends from subsidiaries                                     --              19.3                --
  Changes in assets and liabilities:
    Deferred acquisition costs                                        (83.0)            (88.4)            208.7
    Accrued investment income                                          (5.7)             11.4              31.1
    Other assets                                                       15.0             (75.3)             78.5
    Future contract and policy benefits                               (14.5)             (7.5)         (1,124.0)
    Other, net                                                         38.7              72.3             896.6
                                                                  ---------         ---------         ---------
Net cash provided by operating activities                             104.6             217.3             329.1
                                                                  ---------         ---------         ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales, maturities and repayments of:
    Available-for-sale fixed maturities                             1,001.9           1,240.9           1,665.6
    Trading fixed maturities                                          186.9                --                --
    Subsidiaries                                                         --              57.5               0.6
    Other invested assets                                                --                --               0.9
    Mortgage loans                                                    208.5             385.7             316.9
    Real estate                                                        36.0               2.8               6.0
  Purchases of:
    Available-for-sale fixed maturities                              (738.3)           (615.2)         (1,346.7)
    Trading fixed maturities                                         (821.3)               --                --
    Equity securities                                                    --                --              (0.2)
    Other invested assets                                              (2.2)             (7.4)            (11.4)
    Mortgage loans                                                   (121.9)           (344.9)           (123.0)
    Real estate                                                       (15.0)             (1.6)             (1.1)
  Changes in other investing activities, net                            2.8               3.1             (14.4)
  Net change in policy loans                                           (0.8)              1.9              (1.6)
  Net change in short-term investments                                 34.9             155.9             (38.2)
                                                                  ---------         ---------         ---------
Net cash provided by (used in) investing activities                  (228.5)            878.7             453.4
                                                                  ---------         ---------         ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Deposits to contractholder deposit funds                          1,962.3           1,536.8             910.8
  Withdrawals from contractholder deposit funds                    (1,988.7)         (2,267.2)         (1,803.2)
  Repayment of long-term debt and borrowed funds                         --                --            (110.1)
  Dividends paid to stockholder                                       (10.0)            (80.0)            (50.0)
                                                                  ---------         ---------         ---------
Net cash provided by (used in) financing activities                   (36.4)           (810.4)         (1,052.5)
                                                                  ---------         ---------         ---------
Net change in cash and cash equivalents                              (160.3)            285.6            (270.0)
  Cash and cash equivalents, beginning of year                        550.3             264.7             534.7
                                                                  ---------         ---------         ---------
  Cash and cash equivalents, end of year                          $   390.0         $   550.3         $   264.7
                                                                  =========         =========         =========
SUPPLEMENTAL CASH FLOW INFORMATION
  Interest paid                                                   $    43.3         $    43.3         $    40.5
  Income taxes paid                                                    63.7               5.5              50.6

NON-CASH TRANSACTION

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

   The accompanying notes are an integral part of the consolidated financial statements

                        62            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2000, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's wholly-owned insurance subsidiary, Sun Life Insurance and Annuity Company of New York, is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts, group life and disability insurance, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a life insurance company domiciled in Canada which reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("SLC"), is now the ultimate parent of Sun Life Assurance Company of Canada and the Company.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

For the year ended December 31, 1999, the Company filed its Annual Report on Form 10-K using audited statutory financial statements prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than GAAP. During 2000 the Company changed its basis of accounting to GAAP and has restated the financial statements for the prior years ended December 31, 1999 and 1998 to conform with GAAP. See Note 13 for a reconciliation of statutory surplus to GAAP equity and statutory net income to GAAP net income.

The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial Services Limited, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Finance Corporation, Sun Financial Group Advisers, Inc., Sun Life of Canada (U.S.) SPE 97-1, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., and Clarendon Insurance Agency, Inc. The results are also consolidated with Sun Life of Canada Funding, LLC, which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I, for which Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner. All significant intercompany transactions have been eliminated in consolidation.

                        63            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Sun Life Insurance and Annuity Company of New York is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in its state of domicile, New York. Sun Life of Canada (U.S.) Distributors, Inc. is a registered investment adviser and broker-dealer. Sun Life Financial Services Limited serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada (Bermuda), an affiliate. Sun Capital Advisers, Inc. is a registered investment adviser. Sun Life of Canada (U.S.) SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I. Clarendon Insurance Agency, Inc. is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Sun Benefit Services Company, Inc., Sun Life Finance Corporation and Sun Financial Group Advisers, Inc. are currently inactive. Sun Life of Canada Funding, LLC. was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. Sun Life of Canada (U.S.) Limited Partnership I was established to purchase subordinated debentures issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., and to issue Partnership Capital Securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. Sun Life Information Services Ireland, Limited provides information systems development services to Sun Life Assurance Company of Canada and its subsidiaries.

During 1999, the Company sold two of its subsidiaries, Massachusetts Casualty Insurance Company ("MCIC") (sold February 1999) and New London Trust F.S.B. ("NLT") (sold October 1999). MCIC is a life insurance company that issues only individual disability income policies. NLT is a federally chartered savings bank, which grants commercial, residential real estate and installment loans. The results of operations of MCIC and NLT are reported as discontinued operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2000 presentation.

                        64            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums, and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of policyholder related amounts and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis. The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses.

                        65            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Other invested assets consist primarily of leveraged leases and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to

                        66            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized; generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. Deferred acquisition costs for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs which are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 4.5% to 5.5% for life insurance and 6.0% to 11.3% for annuities. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on

                        67            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon both the Company and its affiliates' experience and industry standards. Estimated liabilities are established for group life and health policies that contain experience-rating provisions.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group life and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments, and are generally not chargeable with liabilities that arise from any other business of the Company.

                        68            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", which establishes accounting and reporting standards for derivative instruments. SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133." SFAS No. 137 delays the effective date of SFAS No. 133 for all fiscal quarters until fiscal years beginning after June 15, 2000.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate.

Initial application of SFAS No. 133, as amended, for the Company will begin January 1, 2001. The Company estimates that at January 1, 2001, it will record $8,600,000 as a cumulative transition adjustment that will increase earnings relating to derivatives not designated as hedges prior to adoption of SFAS 133.

On January 1, 1999, the Company adopted AICPA SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. In the past, the Company has expensed such costs as they were incurred. The adoption of SOP 98-1, resulted in an increase in pre-tax income of $6,232,000 for the year ended December 31, 1999.

                        69            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Services of Financial Assets and Extinguishment of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. For transfers and servicing of financial assets and Extinguishment of liabilities, this standard will be effective for the Company's June 30, 2001 unaudited financial statements. However, for disclosures regarding securitizations and collateral, as well as recognition and reclassification of collateral, this standard will be effective for the Company's December 31, 2000 financial statements. The Company is currently evaluating the financial statement impact of the adoption of this standard, however, it does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

2.  SIGNIFICANT TRANSACTIONS WITH AFFILIATES

Effective October 1, 1998, the Company terminated a reinsurance agreement with Sun Life Assurance Company of Canada resulting in a decrease in income from operations to the Company of approximately $64,000,000 in 1998.

On February 11, 1999, two notes previously issued to the Company by Massachusetts Financial Services Company ("MFS"), an affiliate, were combined into a new note with a February 11, 2000 maturity date. The original notes were each issued for $110,000,000. One note was issued on February 11, 1998 at an interest rate of 6.0% and a due date of February 11, 1999. The other note was issued on December 22, 1998 at an interest rate of 5.55% and a due date of February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six-month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21, 1999.

On December 31, 1998, the Company had an additional $20,000,000 investment in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

On January 14, 2000, the Company purchased $200,000,000 of notes from MFS. On November 1, 2000, MFS repaid $100,000,000 of these notes.

                        70            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

2.  SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED):

On February 5, 1999, the Company sold MCIC to an unaffiliated company. The net proceeds of this sale were $33,965,000. The Company realized a loss of $25,465,000 net of a $14,482,000 tax benefit.

On October 29, 1999, the Company sold NLT to an unaffiliated company for $30,254,000. The Company realized a gain of $13,170,000 after taxes of $10,186,000.

On December 22, 1999, the Company acquired twenty-eight mortgages from Sun Life Assurance Company of Canada for a total cost of $118,092,000.

On June 27, 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. The Company realized a pretax gain of $451,000 on the sale.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its ownership in all 200 shares issued and outstanding of Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

As a result of the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. on December 21, 2000, and its ownership interest in Sun Life of Canada (U.S.) Limited Partnership I, the Company became the owner of a $600,000,000 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc. The Company also assumed the liability of the partnership capital securities issued to Sun Life of Canada (U.S.) Capital Trust I, a Delaware business Trust sponsored by the Company's parent. Partnership capital securities issued of $600,010,000 accrue interest at 8.526% and have no scheduled maturity date. These partnership capital securities, which represent the limited partner interest of Sun Life (U.S.) Limited Partnership I, may be redeemed on or after May 6, 2027. The Company is accounting for the acquisition of Sun Life of Canada (U.S.) General Partner, Inc. using the purchase method of accounting. The attached proforma statements of income for the years ended December 31, 2000

                        71            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

2.  SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED):

and 1999 illustrate the Company's results of operations as if the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. took place at the beginning of the year, respectively.

                                                              PROFORMA         PROFORMA
                                                                2000             1999
                                                              --------         --------
Revenues
    Premiums and annuity considerations                        $ 44.8           $ 45.1
    Net investment income                                       338.8            419.8
    Net realized investment gains (losses)                      (19.9)             2.3
    Fee and other income                                        297.9            217.5
                                                               ------           ------
Total revenues                                                  661.6            684.7
                                                               ------           ------
Benefits and expenses
    Policyowner benefits                                        338.3            334.9
    Other operating expenses                                    164.9            101.1
    Amortization of deferred policy acquisition costs           123.8             67.8
                                                               ------           ------
Total benefits and expenses                                     627.0            503.8
                                                               ------           ------
Income (loss) from operations                                    34.6            180.9
    Interest expense                                             94.5             94.5
                                                               ------           ------
Income (loss) before income tax expense and discontinued
operations                                                      (59.9)            86.4
                                                               ------           ------
Income tax expense (benefit):
    Federal                                                     (61.7)            30.0
    State                                                        (2.1)             0.4
                                                               ------           ------
    Income tax expense (benefit)                                (63.8)            30.4
                                                               ------           ------
Net income from continuing operations                             3.9             56.0
Net loss on disposal of subsidiaries, after tax                    --            (12.3)
Discontinued operations                                            --              1.0
                                                               ------           ------
Net income                                                     $  3.9           $ 44.7
                                                               ======           ======

Dividends in the amounts of $10,000,000, $80,000,000, and $50,000,000, were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2000, 1999, and 1998, respectively. The Company and its subsidiaries have management services agreements with Sun Life Assurance Company of Canada which provide that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $31,857,416 in 2000, $30,745,000 in 1999, and $17,381,000 in 1998.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

                        72            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

2.  SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED):

The Company has accrued $4,259,000 for unpaid interest on surplus notes at December 31, 2000 and 1999, respectively. The Company expensed $43,266,000, $43,266,000, and $44,903,000 for interest on surplus notes and notes payable for the years ended December 31, 2000, 1999 and 1998, respectively.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its $350,000,000 Sun Life Assurance Company of Canada subordinated note to Sun Canada Financial Co., an affiliate, in the form of additional capitalization. On the same day, Sun Canada Financial Co. transferred its ownership in the Company's surplus notes totaling $315,000,000 to Sun Life of Canada (U.S.) Holdings, Inc. in the form of a dividend. As a result, the Company had $565,000,000 of surplus notes issued to its parent, Sun Life of Canada (U.S.) Holdings Inc., as of December 31, 2000. The following table lists the details of the surplus notes outstanding (in 000's):

                                                              MATURITY       PRINCIPAL         RATE
                                                              --------       ---------       --------
Sun Life of Canada (U.S.) Holdings, Inc.                      12/15/07       $150,000         6.625%
Sun Life of Canada (U.S.) Holdings, Inc.                      12/15/15        150,000         7.250%
Sun Life of Canada (U.S.) Holdings, Inc.                      12/15/15          7,500         6.125%
Sun Life of Canada (U.S.) Holdings, Inc.                      12/15/07          7,500         5.750%
Sun Life of Canada (U.S.) Holdings, Inc.                      11/06/27        250,000         8.625%
                                                                             --------
Total                                                                        $565,000
                                                                             ========

                        73            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows
(in 000's):


                                                                  DECEMBER 31, 2000
                                                  -------------------------------------------------
                                                                 GROSS        GROSS      ESTIMATED
                                                  AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                     COST        GAINS        LOSSES       VALUE
                                                  ----------   ----------   ----------   ----------
Available-for-sale fixed maturities:
    United States treasury securities, U.S.
      Government and agency securities            $  183,733    $ 8,286      $    (68)   $  191,951
    States, provinces and political subdivisions      22,515        653            --        23,168
    Mortgage-backed securities                       123,113      2,132          (317)      124,928
    Public utilities                                 286,744     12,805        (5,914)      293,635
    Transportation                                   245,675     13,406        (3,821)      255,260
    Finance                                          299,440      8,141        (5,761)      301,820
    Corporate                                      1,293,302     52,597       (35,271)    1,310,628
                                                  ----------    -------      --------    ----------
        Total available-for-sale fixed
          maturities                              $2,454,522    $98,020      $(51,152)   $2,501,390
                                                  ==========    =======      ========    ==========
Trading fixed maturities:
    United States treasury securities, U.S.
      Government and agency securities            $      500    $     1      $      0    $      501
    Mortgage-backed securities                        18,281        556          (156)       18,681
    Public utilities                                  30,918      1,293          (243)       31,968
    Transportation                                    97,900      3,218          (266)      100,852
    Finance                                          159,250      5,470          (348)      164,372
    Corporate                                        328,662      9,116        (5,975)      331,803
                                                  ----------    -------      --------    ----------
        Total trading fixed securities            $  635,511    $19,654      $ (6,988)   $  648,177
                                                  ==========    =======      ========    ==========
Held-to-maturity fixed maturities:
    Sun Life of Canada (U.S.) Holdings, Inc.,
      8.526% subordinated debt, due 2027          $  600,000    $    --      $(53,888)   $  546,112
                                                  ----------    -------      --------    ----------
Total held-to-maturity fixed maturities           $  600,000    $    --      $(53,888)   $  546,112
                                                  ==========    =======      ========    ==========


                        74            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

                                                                  DECEMBER 31, 1999
                                                  -------------------------------------------------
                                                                 GROSS        GROSS      ESTIMATED
                                                  AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                     COST        GAINS        LOSSES       VALUE
                                                  ----------   ----------   ----------   ----------
Available-for-sale fixed maturities:
    United States treasury securities, U.S.
      Government and agency securities            $  107,272    $ 2,104      $ (3,191)   $  106,185
    States, provinces and political subdivisions      32,593         15          (161)       32,447
    Mortgage-backed securities                        98,903      1,225          (541)       99,587
    Public utilities                                 360,672      7,954        (9,780)      358,846
    Transportation                                   327,544      8,585        (4,258)      331,871
    Finance                                          281,303      4,632        (6,935)      279,000
    Corporate                                      1,477,105     22,851       (30,556)    1,469,400
                                                  ----------    -------      --------    ----------
Total available-for-sale fixed maturities         $2,685,392    $47,366      $(55,422)   $2,677,336
                                                  ==========    =======      ========    ==========
Trading fixed maturities:
    United States treasury securities, U.S.
      Government and agency securities            $    1,000    $     2      $     --    $    1,002
                                                  ----------    -------      --------    ----------
Total trading fixed securities                    $    1,000    $     2      $     --    $    1,002
                                                  ==========    =======      ========    ==========

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000's). Actual maturities may differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

                                                                    DECEMBER 31, 2000
                                                              -----------------------------
                                                              AMORTIZED          ESTIMATED
                                                                 COST            FAIR VALUE
                                                              ----------         ----------
Maturities of available-for-sale fixed securities:
    Due in one year or less                                   $  190,837         $  187,267
    Due after one year through five years                        949,281            959,260
    Due after five years through ten years                       537,068            563,360
    Due after ten years                                          777,336            791,503
                                                              ----------         ----------
                                                              $2,454,522         $2,501,390
                                                              ==========         ==========
Maturities of trading fixed securities:
    Due in one year or less                                   $      500         $      501
    Due after one year through five years                        186,541            190,300
    Due after five years through ten years                       266,573            270,476
    Due after ten years                                          181,897            186,900
                                                              ----------         ----------
                                                              $  635,511         $  648,177
                                                              ==========         ==========
Maturities of held-to-maturity securities:
    Due after ten years                                       $  600,000         $  546,112
                                                              ==========         ==========

                        75            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

Gross gains of $9,056,000, $12,496,000 and $25,752,000 and gross losses of
$24,018,000, $7,646,000, and $1,439,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2000, 1999, and 1998, respectively.

Fixed maturities with an amortized cost of approximately $2,991,000 and $3,009,000 at December 31, 2000 and 1999 respectively, were on deposit with Federal and State governmental authorities as required by law.

No fixed maturities have been pledged to collateralize various liabilities at December 31, 2000 and 1999, respectively.

As of December 31, 2000 and 1999, 98% and 94%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2000, the Company incurred realized losses totalling $14,956,000 for other than temporary impairment of value of some of its fixed maturities after determining that not all of the year 2000 unrealized losses are temporary in nature. Also in 2000, the Company stopped accruing income on its holdings of an issuer that declared bankruptcy. $243,000 of interest income on these holdings was not accrued. All of the Company's securities were income producing for the years ended December 31, 1999 and 1998.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure. The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows (in 000's):

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                2000             1999
                                                              --------         --------
Total mortgage loans                                          $846,439         $931,351
                                                              ========         ========
Real estate:
    Held-for-sale                                                7,483            7,804
    Held for production of income                               70,239           87,290
                                                              --------         --------
Total real estate                                             $ 77,722         $ 95,094
                                                              ========         ========

Accumulated depreciation on real estate was $14,879,000 and $18,529,000 at December 31, 2000 and 1999, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, mortgage loans' values are impaired or mortgage loans' values are impaired but they are performing, appropriate allowances for losses have been made. The Company has restructured mortgage

                        76            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

loans, impaired mortgage loans and impaired but performing mortgage loans totaling $18,165,000 and $33,577,000 at December 31, 2000 and 1999,
respectively, against which there are allowances for losses of $4,675,000 and $7,750,000, respectively. During 2000, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $1,500,000.

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows (in 000's):

                                                 BALANCE AT                               BALANCE AT
                                                 JANUARY 1,   ADDITIONS   SUBTRACTIONS   DECEMBER 31,
                                                 ----------   ---------   ------------   ------------
2000
    Mortgage loans                                 $7,750      $3,837        $(6,912)       $4,675
    Real estate                                     1,723          --         (1,723)           --

1999
    Mortgage loans                                 $6,600      $4,045        $(2,895)       $7,750
    Real estate                                     1,250       1,379           (906)        1,723

Mortgage loans and real estate investments comprise the following property types and geographic regions (in 000's):

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                2000              1999
                                                              --------         ----------
Property Type:
    Office building                                           $328,976         $  357,466
    Residential                                                 47,805             58,546
    Retail                                                     379,326            433,970
    Industrial/warehouse                                       153,580            156,204
    Other                                                       19,149             29,732
    Valuation allowances                                        (4,675)            (9,473)
                                                              --------         ----------
Total                                                         $924,161         $1,026,445
                                                              ========         ==========

                        77            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                2000              1999
                                                              --------         ----------
Geographic region:
    Arizona                                                   $ 19,809         $   16,155
    California                                                  87,607            117,355
    Colorado                                                     8,636             13,019
    Connecticut                                                 38,401             25,229
    Delaware                                                    15,131             15,919
    Florida                                                     36,179             43,718
    Georgia                                                     46,895             52,178
    Indiana                                                     13,496             19,174
    Kentucky                                                    14,941             12,225
    Maryland                                                    20,849             10,826
    Massachusetts                                               98,377             99,661
    Michigan                                                    45,948             69,545
    Nevada                                                       5,308              5,532
    New Jersey                                                  16,653             18,806
    New York                                                    69,529             65,107
    North Carolina                                              11,009             10,111
    Ohio                                                        35,966             43,947
    Pennsylvania                                               132,615            159,328
    Tennessee                                                   12,889             13,385
    Texas                                                       22,380             17,924
    Utah                                                        11,171             11,583
    Virginia                                                    20,911             21,731
    Washington                                                  60,560             68,657
    All other                                                   83,576            104,803
    Valuation allowances                                        (4,675)            (9,473)
                                                              --------         ----------
Total                                                         $924,161         $1,026,445
                                                              ========         ==========

At December 31, 2000, scheduled mortgage loan maturities were as follows
(000's):

2001                                        $ 81,373
2002                                          53,711
2003                                          31,245
2004                                          50,392
2005                                          89,651
Thereafter                                   540,067
                                            --------
Total                                       $846,439
                                            ========

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. The Company has made

                        78            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $45,119,000 and $15,911,000 at December 31, 2000 and 1999, respectively.

During 2000, the Company sold commercial mortgage loans in a securitization transaction. In the transaction, the Company retained servicing responsibilities, a Class B and a Class I interest only certificate. The
Class B certificate is a subordinated interest. The Company receives annual servicing fees, before expenses, of 0.1 percent of the outstanding balance and rights to future cash flows arising after the investors in the securitization trust have received the return for which they contracted. The investors in the securitization trust have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interest is subject to credit, and interest rate risk on the transferred financial assets. The Company recognized a pretax gain of $763,000 on the securitization transaction.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year were as follows:

                                                              CLASS B          CLASS I
                                                              --------         --------
Prepayment speed                                                   0                0
Weighted average life in years                                  7.25             4.54
Expected credit losses                                             0                0
Residual cash flows discount rate                              7.798            8.844
Treasury rate interpolated for average life                     4.97             4.96
Spread over treasuries                                          2.83%            3.88%
Duration in years                                              5.201            3.611

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows (in 000's):

                                                                COMMERCIAL MORTGAGES
                                                              -------------------------
                                                              CLASS B          CLASS I
                                                              --------         --------
Carrying amount of retained interests                          $2,737           $1,634
Fair value of retained interests                                2,875            1,716
Weighted average life in years                                  7.254            4.543

EXPECTED CREDIT LOSSES
Impact on fair value of .025% of adverse change                     4               36
Impact on fair value of .05% of adverse change                      8               73

RESIDUAL CASH FLOWS DISCOUNT RATE
Impact on fair value of .5% of adverse change                      75               31
Impact on fair value of 1% of adverse change                      150               62

The total principal amount of the commercial mortgage loans was $32,035,000 at December 31, 2000, none of which were 60 days or more past due. There were no net credit losses incurred relating to the commercial mortgage loans at the date of the securitization and at December 31, 2000.

                        79            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2000 and 1999, respectively. The Company requires collateral at 102% of the value of securities loaned. As of December 31, 2000 and 1999, the Company had received no collateral for securities on loan. The income resulting from this program was $48,000, $37,000 and $135,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.78 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master Lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements (in 000's):

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                2000             1999
                                                              --------         --------
Lease contracts receivable                                    $ 57,623         $ 69,766
Less: non-recourse debt                                        (57,607)         (69,749)
                                                              --------         --------
Net Receivable                                                      16               17
Estimated residual value of leased assets                       41,150           41,150
Less: unearned and deferred income                              (6,718)          (7,808)
                                                              --------         --------
Investment in leverage lease                                    34,448           33,359
Less: fees                                                         (88)            (113)
                                                              --------         --------
Net investment in leverage leases                             $ 34,360         $ 33,246
                                                              ========         ========

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at

                        80            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations. Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

In 2000, the Company launched a new guaranteed investment contract program. The purpose of the program was to increase market place and interest for these products. Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps. The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the note.

The net increase (decrease) in net investment income related to interest rate swaps was $166,000, ($2,513,000) and ($1,686,000) for the years ended
December 31, 2000, 1999 and 1998, respectively. The Company did not employ hedge accounting treatment in 2000, 1999 and 1998. As a result, the unrealized gains and losses were realized immediately in those years and the deferred balances as of the year ended December 31, 1997 were realized during 1998.

The Company recognized gross realized gains on swaps of $3,924,000, $4,735,000, and $6,568,000 in 2000, 1999, and 1998, respectively, as well as gross realized losses of $1,156,000, $1,789,000, and $20,538,000 during 2000, 1999, and 1998, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2000 and 1999, the Company's derivatives had no significant concentration of credit risk. The Company does not require collateral or other security to support derivative financial instruments with credit risk.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option. Cash is exchanged to purchase the option and through the exercise date, the holder can elect to exercise the option or allow it to expire. The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

                        81            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.  INVESTMENTS (CONTINUED):

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows (in 000's):

                                                               OUTSTANDING AT DECEMBER 31, 2000
                                                             -------------------------------------
                                                                 NOTIONAL              UNREALIZED
                                                             PRINCIPAL AMOUNTS         GAIN (LOSS)
                                                             -----------------         -----------
Interest rate swaps                                              $1,308,496             $(40,432)
Currency swaps                                                      370,554                1,839
Equity swaps                                                        162,576              (16,883)
                                                                 ----------             --------
    Total                                                        $1,841,626             $(55,476)
                                                                 ==========             ========

                                                               OUTSTANDING AT DECEMBER 31, 1999
                                                             -------------------------------------
                                                                 NOTIONAL              UNREALIZED
                                                             PRINCIPAL AMOUNTS         GAIN (LOSS)
                                                             -----------------         -----------
Interest rate swaps                                              $  368,000             $  9,522
Currency swaps                                                        1,700                  295
                                                                 ----------             --------
    Total                                                        $  369,700             $  9,817
                                                                 ==========             ========

At December 31, 2000, the unrealized gains (losses) on derivatives are included with other liabilities on the financial statements. The unrealized gains (losses) on derivatives are included with other assets at December 31, 1999.

4.  NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):

                                                               2000           1999           1998
                                                             --------       --------       --------
Fixed maturities                                             $(14,962)      $ 4,846        $ 24,268
Mortgage and other loans                                        2,057         1,981              36
Real estate                                                     5,211          (742)            499
Derivative instruments                                          2,768         2,945         (13,970)
Short term investments                                            (22)            4              24
Write-down of fixed maturities                                (14,956)       (6,689)         (2,481)
                                                             --------       -------        --------
    Total                                                    $(19,904)      $ 2,345        $  8,376
                                                             ========       =======        ========

                        82            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

5.  NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

                                                             2000           1999           1998
                                                           --------       --------       --------
Fixed maturities                                           $265,608       $254,390       $295,167
Equity securities                                                --            (33)            37
Mortgage and other loans                                     77,807         90,638        103,804
Real estate                                                   8,868          6,829          7,844
Policy loans                                                  3,047          3,172          2,934
Derivatives                                                 (66,773)        17,671        (11,880)
Income on funds withheld under reinsurance                       --             --         67,045
Other                                                         4,664         (1,416)          (817)
                                                           --------       --------       --------
    Gross investment income                                 293,221        371,251        464,134
Less: Investment expenses                                     5,510          6,273          8,277
                                                           --------       --------       --------
    Net investment income                                  $287,711       $364,978       $455,857
                                                           ========       ========       ========

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107 "Disclosure about Fair Value of Financial Instruments" excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                        83            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in 000's):

                                                   DECEMBER 31, 2000         DECEMBER 31, 1999
                                                -----------------------   -----------------------
                                                 CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                                  AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                                ----------   ----------   ----------   ----------
Financial assets:
    Cash and cash equivalents                   $  390,049   $  390,049   $  550,265   $  550,265
    Fixed maturities                             3,749,567    3,695,679    2,678,340    2,678,340
    Short-term investments                         112,077      112,077      177,213      177,213
    Mortgages                                      846,439      886,384      931,351      933,725
    Derivatives                                    (55,476)     (55,476)       9,817        9,817
    Policy loans                                    41,459       41,459       40,660       40,660
    Other invested assets                           74,551       74,551       67,938       67,938

Financial liabilities:
    Guaranteed investment contracts             $1,002,865   $  998,544   $  677,265   $  665,830
    Contractholder deposit funds                 2,129,758    2,090,197    2,279,413    2,213,896
    Fixed annuity contracts                        102,637       98,337      112,794      105,845
    Interest sensitive life insurance              114,198      116,900      116,999      119,659
    Long-term debt                                 565,000      510,962      565,000      529,212
    Partnership capital securities                 607,826      553,938           --           --

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

                        84            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7.  REINSURANCE

INDIVIDUAL INSURANCE

The Company had several agreements with Sun Life Assurance Company of Canada, which provided that Sun Life Assurance Company of Canada would reinsure the mortality risk and certain ancillary benefits under various individual life insurance contracts sold by the Company. Under these agreements, basic death benefits and supplementary benefits were reinsured on a yearly renewable term basis and coinsurance basis, respectively. The effective dates of these agreements were June 1, 1982, November 1, 1986, and January 1, 1987. These agreements were terminated on December 31, 2000.

Effective January 1, 1991, the Company entered into an agreement with Sun Life Assurance Company of Canada under which certain individual life insurance contracts issued by Sun Life Assurance Company of Canada were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991, the Company entered into an agreement with Sun Life Assurance Company of Canada which provides that Sun Life Assurance Company of Canada will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These two agreements were terminated effective October 1, 1998.

The Company had an agreement with an unrelated company which provided reinsurance of a small block of individual life insurance contracts on a modified coinsurance basis. This agreement was terminated on December 31, 2000.

The Company has agreements with Sun Life Assurance Company of Canada and with other unrelated companies which provide for reinsurance of certain mortality risks associated with the individual and corporate owned life insurance (COLI) contracts. These amounts are reinsured on a yearly renewable term basis.

GROUP INSURANCE

The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.

                        85            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

7.  REINSURANCE (CONTINUED):

The effects of reinsurance were as follows (in 000's):

                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                           --------------------------------------
                                                             2000           1999           1998
                                                           --------       --------       --------
Insurance premiums:
    Direct                                                 $ 51,058       $ 54,662       $ 58,940
    Assumed                                                      --             --        159,787
    Ceded                                                     6,255          9,595         15,414
                                                           --------       --------       --------
Net premiums                                               $ 44,803       $ 45,067       $203,313
                                                           ========       ========       ========
Insurance and other individual policy benefits and
  claims:
    Direct                                                 $346,411       $342,284       $352,968
    Assumed                                                      --             --        248,664
    Ceded                                                     8,077          7,433         13,523
                                                           --------       --------       --------
Net policy benefits and claims                             $338,334       $334,851       $588,109
                                                           ========       ========       ========

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8.  RETIREMENT PLANS:

PENSION PLAN

The Company and its subsidiaries participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

                        86            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS: (CONTINUED):

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2000, 1999, and 1998 (in 000's):

                                                                  YEAR ENDED DECEMBER 31,
                                                           --------------------------------------
                                                             2000           1999           1998
                                                           --------       --------       --------
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Projected benefit obligation at beginning of year          $ 99,520       $110,792       $ 79,684
Service cost                                                  5,242          5,632          4,506
Interest cost                                                 7,399          6,952          6,452
Actuarial loss (gain)                                           579        (21,480)        21,975
Benefits paid                                                (3,065)        (2,376)        (1,825)
                                                           --------       --------       --------
Projected benefit obligation at end of year                $109,675       $ 99,520       $110,792
                                                           ========       ========       ========
CHANGE IN FAIR VALUE OF PLAN ASSETS:
Fair value of plan assets at beginning of year             $158,271       $151,575       $136,610
Actual return on plan assets                                  8,218          9,072         16,790
Benefits paid                                                (3,285)        (2,376)        (1,825)
                                                           --------       --------       --------
Fair value of plan assets at end of year                   $163,204       $158,271       $151,575
                                                           ========       ========       ========
Funded status                                              $ 53,529       $ 58,752       $ 40,783
Unrecognized net actuarial loss                             (12,620)       (20,071)        (2,113)
Unrecognized transition obligation                          (20,561)       (22,617)       (24,674)
Unrecognized prior service cost                               6,501          7,081          7,661
                                                           --------       --------       --------
Prepaid benefit cost                                       $ 26,849       $ 23,145       $ 21,657
                                                           ========       ========       ========

The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2000, 1999, and 1998 (in 000's).

                                                                   YEAR ENDED DECEMBER 31,
                                                            --------------------------------------
                                                              2000           1999           1998
                                                            --------       --------       --------
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost                                                $  5,242       $  5,632       $  4,506
Interest cost                                                  7,399          6,952          6,452
Expected return on plan assets                               (13,723)       (12,041)       (10,172)
Amortization of transition obligation asset                   (2,056)        (2,056)        (2,056)
Amortization of prior service cost                               580            580            580
Recognized net actuarial gain                                 (1,146)          (554)          (677)
                                                            --------       --------       --------
Net periodic benefit cost                                   $ (3,704)      $ (1,487)      $ (1,367)
                                                            ========       ========       ========
The Company's share of net periodic benefit cost            $    805       $    736       $    586
                                                            ========       ========       ========

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.5% for the years ended December 31, 2000 and 1999. The expected

                        87            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS: (CONTINUED):

return on plan assets for 2000 and 1999 was 8.75% and the assumed rate of compensation increase for both 2000 and 1999 was 4.50%.

The Company and certain subsidiaries also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $354,000, $284,000, and $231,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company and certain subsidiaries provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2000 and 1999 (in 000's).

                                                                   YEAR ENDED DECEMBER 31,
                                                            --------------------------------------
                                                              2000           1999           1998
                                                            --------       --------       --------
CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                     $ 12,217       $ 10,419       $  9,845
Service cost                                                     529            413            240
Interest cost                                                  1,139            845            673
Actuarial loss                                                 3,665          1,048            308
Benefits paid                                                   (465)          (508)          (647)
                                                            --------       --------       --------
Benefit obligation at end of year                           $ 17,085       $ 12,217       $ 10,419
                                                            ========       ========       ========
CHANGE IN FAIR VALUE OF PLAN ASSETS:
Fair value of plan assets at beginning of year              $     --       $     --       $     --
Employer contributions                                           465            508            647
Benefits paid                                                   (465)          (508)          (647)
                                                            --------       --------       --------
Fair value of plan assets at end of year                    $     --       $     --       $     --
                                                            ========       ========       ========
Funded Status                                               $(17,085)      $(12,217)      $(10,419)
Unrecognized net actuarial loss                                4,914          1,469            586
Unrecognized transition obligation                                95            140            185
                                                            --------       --------       --------
Prepaid (accrued) benefit cost                              $(12,076)      $(10,608)      $ (9,648)
                                                            ========       ========       ========

                        88            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS: (CONTINUED):

The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2000, 1999, and 1998 (in 000's).

                                                                2000           1999           1998
                                                              --------       --------       --------
COMPONENTS OF NET PERIODIC BENEFIT COST
Service cost                                                   $  529         $  413          $240
Interest cost                                                   1,139            845           673
Amortization of transition obligation (asset)                      45             45            45
Recognized net actuarial loss (gain)                              219            164           (20)
                                                               ------         ------          ----
Net periodic benefit cost                                      $1,932         $1,467          $938
                                                               ======         ======          ====
The Company's share of net periodic benefit cost               $  219         $  185          $ 95
                                                               ======         ======          ====

In order to measure the postretirement benefit obligation at December 31, 2000 the Company assumed a 10.9% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). These rates were assumed to decrease gradually to 5.0% for 2006 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $3.4 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $405 thousand. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $2.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $320 thousand. The assumed weighted average discount rate used in determining the postretirement benefit obligation for both 2000 and 1999 was 7.50%.

9.  FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31, 2000, 1999 and 1998 was as follows (in 000's):

                                                               2000           1999           1998
                                                             --------       --------       --------
Federal income tax expense (benefit):
    Current                                                  $ (8,536)      $18,570        $19,476
    Deferred                                                  (53,145)       10,210         (8,551)
                                                             --------       -------        -------
Total                                                        $(61,681)      $28,780        $10,925
                                                             ========       =======        =======

                        89            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.  FEDERAL INCOME TAXES (CONTINUED):

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

                                                               2000           1999           1998
                                                             --------       --------       --------
Expected federal income tax expense                          $(21,455)      $28,969        $ 9,405
    Low income housing credit                                  (5,805)       (6,348)        (4,446)
    Additional tax provision                                  (35,897)        6,851          5,423
    Other                                                       1,476          (692)           543
                                                             --------       -------        -------
Federal income tax expense                                   $(61,681)      $28,780        $10,925
                                                             ========       =======        =======

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2000 and 1999 were as follows (in 000's):

                                                                2000              1999
                                                              ---------         ---------
Deferred tax assets:
    Actuarial liabilities                                     $ 177,709         $ 136,560
    Other                                                           845               943
                                                              ---------         ---------
Total deferred tax assets                                     $ 178,554         $ 137,503

Deferred tax liabilities:
    Deferred policy acquisition costs                          (189,447)         (193,238)
    Investments, net                                            (30,513)          (21,940)
                                                              ---------         ---------
Total deferred tax liabilities                                $(219,960)        $(215,178)
                                                              ---------         ---------
Net deferred tax liabilities                                  $ (41,406)        $ (77,675)
                                                              =========         =========

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

                        90            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

                                                                2000             1999
                                                              --------         --------
Balance at January 1                                          $17,755          $15,002
Less reinsurance recoverables                                  (4,036)          (3,232)
                                                              -------          -------
Net balance at January 1                                       13,719           11,770
                                                              -------          -------
Incurred related to:
    Current year                                               10,670           12,187
    Prior years                                                   (14)          (1,487)
                                                              -------          -------
Total incurred                                                 10,656           10,700
                                                              -------          -------
Paid losses related to:
    Current year                                               (5,473)          (6,755)
    Prior years                                                (3,395)          (1,996)
                                                              -------          -------
Total paid                                                     (8,868)          (8,751)
                                                              -------          -------
Net balance at December 31                                     20,574           17,755
Plus reinsurance recoverables                                  (5,067)          (4,036)
                                                              -------          -------
Balance at December 31                                        $15,507          $13,719
                                                              =======          =======

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the deferred policy acquisition costs (in 000's):

                                                                2000              1999
                                                              ---------         --------
Balance at January 1                                          $ 686,278         $523,872
    Acquisition costs deferred                                  206,869          156,228
    Amortized to expense during the year                       (123,832)         (67,815)
    Adjustment for unrealized investment gains (losses)
      during the year                                            (7,327)          73,993
                                                              ---------         --------
Balance at December 31                                        $ 761,988         $686,278
                                                              =========         ========

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three

                        91            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

12. SEGMENT INFORMATION (CONTINUED):

operating segments and maintains a corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Net investment income is allocated based on segmented assets by line of business.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life and long-term disability insurance to small and mid-size employers in the State of New York.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering guaranteed investment contracts to unrelated third parties in overseas markets during the second quarter of 2000. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.

                        92            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

12. SEGMENT INFORMATION (CONTINUED):

The following amounts pertain to the various business segments (in 000's):

                                                                               NET
                                 TOTAL        TOTAL          PRETAX        OPERATINGE        TOTAL
                                REVENUES   EXPENDITURES   INCOME (LOSS)   INCOME (LOSS)     ASSETS
 YEAR ENDED DECEMBER 31, 2000   --------   ------------   -------------   -------------   -----------
Individual Protection           $ 44,206     $ 44,477       $   (271)       $   (176)     $ 1,242,549
Group Protection                  17,194       15,350          1,844           1,199           30,514
Wealth Management                533,517      556,864        (23,347)         (6,911)      22,094,736
Corporate                         15,552       55,025        (39,473)          8,419          689,869
                                --------     --------       --------        --------      -----------
    Total                       $610,469     $671,716       $(61,247)       $  2,531      $24,057,668
                                ========     ========       ========        ========      ===========

 YEAR ENDED DECEMBER 31, 1999
Individual Protection             17,625       18,001           (376)            198          302,100
Group Protection                  16,415       15,541            874             568           27,286
Wealth Management                563,836      460,788        103,048          73,002       20,911,529
Corporate                         31,996       52,731        (20,735)        (20,036)         243,998
                                --------     --------       --------        --------      -----------
    Total                       $629,872     $547,061       $ 82,811        $ 53,732      $21,484,913
                                ========     ========       ========        ========      ===========

 YEAR ENDED DECEMBER 31, 1998
Individual Protection            232,193      300,478        (68,285)        (45,186)         365,397
Group Protection                  15,259       13,023          2,236           1,433           23,297
Wealth Management                560,643      457,483        103,160          74,662       17,572,436
Corporate                         38,600       50,838        (12,238)        (16,803)         287,132
                                --------     --------       --------        --------      -----------
    Total                       $846,695     $821,822       $ 24,873        $ 14,106      $18,248,262
                                ========     ========       ========        ========      ===========

13. REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

                        93            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

13. REGULATORY FINANCIAL INFORMATION (CONTINUED):

The following information reconciles statutory net income and statutory surplus with net income and equity on a GAAP basis (in 000's):

                                                                  YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------
                                                            2000           1999            1998
                                                          --------       ---------       ---------
Statutory net income                                      $   (236)      $  90,358       $ 125,401
Adjustments to GAAP for life insurance companies:
    Statutory interest maintenance reserve                   4,341           3,956           2,925
    Investment income and realized gains (losses)          (90,373)         13,803          (4,532)
    Policyowner premiums and benefits                      (36,572)       (135,416)       (178,973)
    Deferred policy acquisition costs                       83,037          88,413          60,527
    Deferred income taxes                                   45,358         (13,615)          8,886
    Other, net                                              (3,024)         (5,057)             --
                                                          --------       ---------       ---------
GAAP net income                                           $  2,531       $  42,442       $  14,234
                                                          ========       =========       =========

                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2000                 1999
                                                              ------------         ------------
Statutory capital stock and surplus                            $ 940,335            $ 886,342
Adjustments to GAAP for life insurance companies:
    Valuation of investments                                     (37,011)               3,697
    Deferred policy acquisition costs                            761,988              686,278
    Future policy benefits and Contractholder deposit funds     (388,946)            (350,181)
    Deferred income taxes                                        (41,406)             (77,675)
    Statutory interest maintenance reserve                        39,979               42,325
    Statutory asset valuation reserve                             45,376               45,281
    Surplus notes                                               (565,000)            (565,000)
    Other, net                                                     5,848                  178
                                                               ---------            ---------
GAAP equity                                                    $ 761,163            $ 671,245
                                                               =========            =========

The NAIC has codified statutory accounting practices, which are expected to constitute the only source of prescribed statutory accounting practices effective January 1, 2001. The codification has resulted in changes to many of the prescribed accounting practices that insurance companies use to prepare their statutory financial statements. The effect of the changes to accounting practices as a result of codification in 2001 is estimated to be an increase in the Company's statutory surplus of $24 million, primarily from the establishment of deferred tax assets.

14. DIVIDEND RESTRICTIONS

The Company and its insurance subsidiary's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and Sun Life Insurance and Annuity Company of New York. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of

                        94            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

14. DIVIDEND RESTRICTIONS (CONTINUED):

Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance. Dividends in the amounts of $10,000,000, $80,000,000 and $50,000,000 were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2000, 1999, and 1998. These dividends were approved by the Board of Directors.

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. Dividends in the amount of $4,700,000, $6,500,000, and $3,000,000 were declared and paid during 2000, 1999, and 1998, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a

                        95            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

15. COMMITMENTS AND CONTINGENCIES (CONTINUED):

portion of the associated premium taxes. The Company incurred guaranty fund assessments of approximately $4,000,000, $3,500,000, and $3,500,000 in 2000,
1999 and 1998, respectively.

LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurance, management, at the present time, does not anticipate that the ultimate liability arising from such pending and threatened litigation will have a material effect on the financial condition or operating results of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million. There are 14 banks in the syndicate of lenders, which is led by Chase Bank, New York. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements. One line of credit terminates October, 2001, the other in October, 2003. As of December 31, 2000, no amounts have been borrowed.

LEASE COMMITMENTS


The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2000, minimum future lease payments under such leases are as follows:


2001                                     $ 4,090,800
2002                                       4,144,350
2003                                       3,090,600
2004                                       2,575,500
Thereafter                                        --
                                         -----------
Total                                    $13,901,250
                                         ===========

Total rental expense for the years ended December 31, 2000, 1999 and 1998 was $4,582,913, $4,656,000, and $4,139,000, respectively.

16. DISCONTINUED OPERATIONS

During 1999, the Company discontinued its individual disability segment and its banking and trust segment. These segments were composed of MCIC and NLT, which were both sold during 1999 to separate, unaffiliated parties. Net proceeds on the sale of MCIC were approximately $33,965,000 and the Company realized a net loss after taxes of $25,465,000. Net proceeds on the sale of NLT were approximately $30,000,000; the Company realized a net gain after taxes of $13,170,000. Immediately before the sale date of NLT, the Company received a $19 million dividend distribution from NLT.

                        96            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

16. DISCONTINUED OPERATIONS (CONTINUED):

There were no results from discontinued operations in 2000. Income from discontinued operations for the years ended December 31, 1999 and 1998 were as follows (in 000's):

                                                                1999             1998
                                                              --------         --------
Revenue                                                       $22,667          $104,225
Expenses                                                       21,430           104,593
Provision for income taxes                                        203              (445)
                                                              -------          --------
Income from discontinued operations                           $ 1,034          $     77
                                                              =======          ========

                        97            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDER OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.):

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, comprehensive income and of cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP


Boston, Massachusetts
February 7, 2001


                        98            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF CONDITION--December 31, 2000

 ASSETS:
                                                       SHARES       COST         VALUE
 Investments in:                                     ----------  -----------  -----------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund ("AIM1").....     4,149    $  145,114   $  127,965
       V.I. Growth Fund ("AIM2")...................    10,664       329,145      264,671
       V.I. Growth and Income Fund ("AIM3")........    18,163       594,155      475,677
       V.I. International Equity Fund ("AIM4").....    16,392       376,391      329,804
     The Alger American Fund
       Growth Portfolio ("AL1")....................     6,702       394,914      316,809
       Income and Growth Portfolio ("AL2").........     6,235        83,855       82,680
       Small Capitalization Portfolio ("AL3")......     2,782        72,852       65,360
     Goldman Sachs Variable Insurance Trust........
       VIT CORE-SM- Large Cap Growth Fund ("GS1")      14,418       225,245      158,594
       VIT CORE-SM- Small Cap Equity Fund
         ("GS2")...................................       360         3,724        3,740
       VIT CORE-SM- US Equity Fund ("GS3").........     2,581        34,061       32,215
       Growth and Income Fund ("GS4")..............     1,761        19,309       18,212
       International Equity Fund ("GS5")...........    14,386       199,191      169,467
     MFS/Sun Life Series Trust
       Capital Appreciation Series ("CAS").........     3,132       140,198      130,121
       Massachusetts Investors Trust Series
         ("MIT")...................................     1,239        43,370       43,500
       Emerging Growth Series ("EGS")..............     9,128       325,121      267,552
       Government Securities Series ("GGS")........    13,415       165,560      175,874
       High Yield Series ("HYS")...................     6,293        49,631       48,018
       Massachusetts Investors Growth Stock Series
         ("MIS")...................................    10,347       156,325      150,133
       New Discovery Series ("NWD")................     3,043        46,669       48,629
       Total Return Series ("TRS").................     4,235        77,303       83,380
       Utilities Series ("UTS")....................     4,446        83,794       84,838
     OCC Accumulation Trust
       Equity Portfolio ("OP1")....................    16,280       514,010      587,559
       Mid Cap Portfolio ("OP2")...................     3,150        40,799       41,015
       Small Cap Portfolio ("OP3").................     7,177       194,564      231,455
       Managed Portfolio ("OP4")...................        26         1,089        1,103
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund ("SCA1")......   282,223       282,223      282,223
       Sun Capital Investment Grade Bond Fund
         ("SCA2")..................................    14,114       133,208      135,499
       Sun Capital Real Estate Fund ("SCA3").......     5,022        56,032       56,495
       Sun Capital Select Equity Fund ("SCA4").....     5,278        66,190       57,903
       Sun Capital Blue Chip Mid Cap Fund
         ("SCA5")..................................    11,085       165,696      154,418
       Sun Capital Investors Foundation Fund
         ("SCA6")..................................     4,872        49,038       47,358
                                                                 ----------   ----------
         NET ASSETS............................................  $5,068,776   $4,672,267
                                                                 ==========   ==========

                       See notes to financial statements

                        99            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

 NET ASSETS APPLICABLE TO CONTRACT OWNERS:
                                                       UNITS    UNIT VALUE     VALUE
 Futurity Variable Universal Life Contracts:         ---------  ----------  -----------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund..............    8,970     $11.7370   $  105,277
       V.I. Growth Fund............................   24,596       9.4912      233,443
       V.I. Growth and Income Fund.................   12,581      10.0053      125,879
       V.I. International Equity Fund..............   24,546      10.6461      261,325
     The Alger American Fund.......................
       Growth Portfolio............................    8,375       9.9519       83,352
       Income and Growth Portfolio.................    4,359      13.0942       57,075
       Small Capitalization Portfolio..............    6,486       9.6600       62,650
     Goldman Sachs Variable Insurance Trust
       VIT CORE-SM- Large Cap Growth Fund..........   16,832       9.1456      153,942
       VIT CORE-SM- Small Cap Equity Fund..........      223      11.5276        2,576
       VIT CORE-SM- US Equity Fund.................    3,168       9.8133       31,089
       Growth and Income Fund......................    1,831       9.4284       17,261
       International Equity Fund...................    3,577      10.5413       37,710
     MFS/Sun Life Series Trust
       Capital Appreciation Series.................   11,527      11.1052      128,013
       Massachusetts Investors Trust Series........    3,190      10.2463       32,685
       Emerging Growth Series......................   17,759      12.6471      224,602
       Government Securities Series................   15,675      11.1141      174,213
       High Yield Series...........................    3,826       9.4416       36,124
       Massachusetts Investors Growth Stock
        Series.....................................   12,841      11.5244      147,985
       New Discovery Series........................    2,992      15.2424       45,599
       Total Return Series.........................    5,723      11.4020       65,249
       Utilities Series............................    4,391      12.9321       63,772
     OCC Accumulation Trust
       Equity Portfolio............................    6,040      10.5828       63,920
       Mid Cap Portfolio...........................    1,371      15.0438       20,625
       Small Cap Portfolio.........................    3,471      13.7970       47,893
       Managed Portfolio...........................       --      10.9202           --
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund...............   23,176      10.6740      247,377
       Sun Capital Investment Grade Bond Fund......   10,354      10.8796      112,644
       Sun Capital Real Estate Fund................    2,799      12.6282       35,343
       Sun Capital Select Equity Fund..............    2,782      11.3069       31,451
       Sun Capital Blue Chip Mid Cap Fund..........    7,531      15.7315      118,475
       Sun Capital Investors Foundation Fund.......    4,431      10.4485       46,299
                                                                            ----------
         Net Assets Applicable to Contract Holders........................  $2,813,848
                                                                            ==========

                       See notes to financial statements

                        100           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

 NET ASSETS APPLICABLE TO CONTRACT OWNERS:
                                                             UNITS    UNIT VALUE     VALUE
 Futurity Survivorship Variable Universal Life Contracts:  ---------  ----------  -----------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund.................       2,323     $ 9.3289   $   21,671
       V.I. Growth Fund...............................       3,787       7.9928       30,268
       V.I. Growth and Income Fund....................      39,265       8.8829      348,786
       V.I. International Equity Fund.................       7,801       8.6409       67,406
     The Alger American Fund
       Growth Portfolio...............................      26,736       8.6967      232,516
       Income and Growth Portfolio....................       2,395      10.1386       24,283
       Small Capitalization Portfolio.................         211       8.5129        1,800
     Goldman Sachs Variable Insurance Trust
       VIT CORE-SM- Large Cap Growth Fund.............         476       8.0248        3,823
       VIT CORE-SM- Small Cap Equity Fund.............          --      11.1958           --
       VIT CORE-SM- US Equity Fund....................          15       9.4388          138
       Growth and Income Fund.........................          --       9.8602           --
       International Equity Fund......................      14,381       9.0908      130,735
     MFS/Sun Life Series Trust
       Capital Appreciation Series....................         104       9.4431          986
       Massachusetts Investors Trust Series...........         940      10.4017        9,781
       Emerging Growth Series.........................       5,016       8.5628       42,950
       Government Securities Series...................          50      10.8591          539
       High Yield Series..............................       1,175       9.3087       10,941
       Massachusetts Investors Growth Stock Series....         223       9.6395        2,148
       New Discovery Series...........................         149      10.9305        1,626
       Total Return Series............................       1,553      11.6734       18,131
       Utilities Series...............................       1,830      10.7987       19,764
     OCC Accumulation Trust
       Equity Portfolio...............................      45,076      11.5939      522,605
       Mid Cap Portfolio..............................       1,552      12.0101       18,645
       Small Cap Portfolio............................      12,884      14.1388      182,171
       Managed Portfolio..............................          --      11.2901           --
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund..................       3,248      10.3898       33,750
       Sun Capital Investment Grade Bond Fund.........       2,027      10.7298       21,753
       Sun Capital Real Estate Fund...................       1,645      12.0836       19,876
       Sun Capital Select Equity Fund.................       2,737       9.2466       25,306
       Sun Capital Blue Chip Mid Cap Fund.............       2,855      12.0317       34,345
       Sun Capital Investors Foundation Fund..........          --       9.7116           --
                                                                                  ----------
         Net Assets Applicable to Contract Holders..............................  $1,826,743
                                                                                  ==========

                       See notes to financial statements

                        101           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

 NET ASSETS APPLICABLE TO SPONSOR:
                                                        VALUE
 Futurity Variable Universal Life Basis:             -----------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund..............  $    1,017
       V.I. Growth Fund............................         960
       V.I. Growth and Income Fund.................       1,012
       V.I. International Equity Fund..............       1,073
     The Alger American Fund
       Growth Portfolio............................         941
       Income and Growth Portfolio.................       1,322
       Small Capitalization Portfolio..............         910
     Goldman Sachs Variable Insurance Trust
       VIT CORE-SM- Large Cap Growth Fund..........         829
       VIT CORE-SM- Small Cap Equity Fund..........       1,164
       VIT CORE-SM- US Equity Fund.................         988
       Growth and Income Fund......................         951
       International Equity Fund...................       1,022
     MFS/Sun Life Series Trust
       Capital Appreciation Series.................       1,122
       Massachusetts Investors Trust Series........       1,034
       Emerging Growth Series......................          --
       Government Securities Series................       1,122
       High Yield Series...........................         953
       Massachusetts Investors Growth Stock
        Series.....................................          --
       New Discovery Series........................       1,404
       Total Return Series.........................          --
       Utilities Series............................       1,302
     OCC Accumulation Trust
       Equity Portfolio............................       1,034
       Mid Cap Portfolio...........................       1,745
       Small Cap Portfolio.........................       1,391
       Managed Portfolio...........................       1,103
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund...............       1,096
       Sun Capital Investment Grade Bond Fund......       1,102
       Sun Capital Real Estate Fund................       1,276
       Sun Capital Select Equity Fund..............       1,146
       Sun Capital Blue Chip Mid Cap Fund..........       1,598
       Sun Capital Investors Foundation Fund.......       1,059
                                                     ----------
         Net Assets Applicable to Sponsor:.........  $   31,676
                                                     ----------
         Net Assets Applicable to Contract Holders
         and Sponsor...............................  $4,672,267
                                                     ==========

                       See notes to financial statements

                        102           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS--Year Ended December 31, 2000

                                              AIM1         AIM2         AIM3         AIM4          AL1          AL2
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  3,097     $  8,779     $  14,652    $ 20,439     $  4,985     $    541
                                            --------     --------     ---------    --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $   (238)    $   (500)    $  (1,153)   $   (552)    $   (894)    $    (90)
   Cost of insurance.....................     (8,670)     (17,931)      (18,161)    (26,749)     (17,534)      (1,442)
                                            --------     --------     ---------    --------     --------     --------
   Total expenses........................   $ (8,908)    $(18,431)    $ (19,314)   $(27,301)    $(18,428)    $ (1,532)
                                            --------     --------     ---------    --------     --------     --------
       Net investment income (loss)......   $ (5,811)    $ (9,652)    $  (4,662)   $ (6,862)    $(13,443)    $   (991)
                                            --------     --------     ---------    --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $ 13,064     $ 20,289     $  14,129    $ 20,979     $ 17,784     $  1,843
     Cost of investments sold............    (13,345)     (23,184)      (14,915)    (25,782)     (20,668)      (2,105)
                                            --------     --------     ---------    --------     --------     --------
       Net realized gains (losses).......   $   (281)    $ (2,895)    $    (786)   $ (4,803)    $ (2,884)    $   (262)
                                            --------     --------     ---------    --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $(17,149)    $(64,474)    $(118,478)   $(46,587)    $(78,105)    $ (1,175)
     Beginning of period.................        302          168           172         438          179          340
                                            --------     --------     ---------    --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $(17,451)    $(64,642)    $(118,650)   $(47,025)    $(78,284)    $ (1,515)
                                            --------     --------     ---------    --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $(17,732)    $(67,537)    $(119,436)   $(51,828)    $(81,168)    $ (1,777)
                                            --------     --------     ---------    --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $(23,543)    $(77,189)    $(124,098)   $(58,690)    $(94,611)    $ (2,768)
                                            ========     ========     =========    ========     ========     ========

                                               AL3          GS1          GS2          GS3          GS4
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  2,476     $ 15,650     $    124     $    383     $     68
                                            --------     --------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $    (73)    $   (620)    $     (2)    $    (64)    $    (70)
   Cost of insurance.....................     (1,489)     (12,240)         (98)      (1,508)      (5,052)
                                            --------     --------     --------     --------     --------
   Total expenses........................   $ (1,562)    $(12,860)    $   (100)    $ (1,572)    $ (5,122)
                                            --------     --------     --------     --------     --------
       Net investment income (loss)......   $    914     $  2,790     $     24     $ (1,189)    $ (5,054)
                                            --------     --------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  2,245     $ 17,855     $    100     $ 26,456     $  5,122
     Cost of investments sold............     (2,743)     (19,900)         (93)     (26,897)      (4,787)
                                            --------     --------     --------     --------     --------
       Net realized gains (losses).......   $   (498)    $ (2,045)    $      7     $   (441)    $    335
                                            --------     --------     --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $ (7,492)    $(66,651)    $     16     $ (1,846)    $ (1,097)
     Beginning of period.................        340          190          141           88          (12)
                                            --------     --------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $ (7,832)    $(66,841)    $   (125)    $ (1,934)    $ (1,085)
                                            --------     --------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $ (8,330)    $(68,886)    $   (118)    $ (2,375)    $   (750)
                                            --------     --------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $ (7,416)    $(66,096)    $    (94)    $ (3,564)    $ (5,804)
                                            ========     ========     ========     ========     ========

                       See notes to financial statements

                        103           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                               GS5          CAS          MIT          EGS          GGS          HYS
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............   $ 10,139     $    230     $     77     $  8,344     $  2,787     $  1,731
                                            --------     --------     --------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $   (375)    $   (117)    $    (24)    $   (692)    $   (522)    $    (83)
   Cost of insurance.....................     (3,766)      (1,345)        (237)     (25,024)     (35,288)      (2,604)
                                            --------     --------     --------     --------     --------     --------
   Total expenses........................   $ (4,141)    $ (1,462)    $   (261)    $(25,716)    $(35,810)    $ (2,687)
                                            --------     --------     --------     --------     --------     --------
       Net investment income (loss)......   $  5,998     $ (1,232)    $   (184)    $(17,372)    $(33,023)    $   (956)
                                            --------     --------     --------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  7,075     $  1,037     $    216     $ 16,800     $ 47,627     $  9,692
     Cost of investments sold............     (7,482)      (1,043)        (225)     (18,415)     (48,695)     (10,723)
                                            --------     --------     --------     --------     --------     --------
       Net realized gains (losses).......   $   (407)    $     (6)    $     (9)    $ (1,615)    $ (1,068)    $ (1,031)
                                            --------     --------     --------     --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $(29,724)    $(10,077)    $    130     $(57,569)    $ 10,314     $ (1,613)
     Beginning of period.................        135          266           33        1,911       --               23
                                            --------     --------     --------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $(29,859)    $(10,343)    $     97     $(59,480)    $ 10,314     $ (1,636)
                                            --------     --------     --------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $(30,266)    $(10,349)    $     88     $(61,095)    $  9,246     $ (2,667)
                                            --------     --------     --------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $(24,268)    $(11,581)    $    (96)    $(78,467)    $(23,777)    $ (3,623)
                                            ========     ========     ========     ========     ========     ========

                                               MIS          NWD          TRS          UTS          OP1
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  1,150     $    357     $    466     $    199     $    107
                                            --------     --------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $   (226)    $    (46)    $   (168)    $   (156)    $ (1,214)
   Cost of insurance.....................     (7,284)      (1,235)      (2,152)      (9,614)      (8,927)
                                            --------     --------     --------     --------     --------
   Total expenses........................   $ (7,510)    $ (1,281)    $ (2,320)    $ (9,770)    $(10,141)
                                            --------     --------     --------     --------     --------
       Net investment income (loss)......   $ (6,360)    $   (924)    $ (1,854)    $ (9,571)    $(10,034)
                                            --------     --------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  5,920     $  4,101     $  2,057     $ 10,086     $ 14,023
     Cost of investments sold............     (5,434)      (3,656)      (2,093)     (10,015)     (13,489)
                                            --------     --------     --------     --------     --------
       Net realized gains (losses).......   $    486     $    445     $    (36)    $     71     $    534
                                            --------     --------     --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $ (6,192)    $  1,960     $  6,077     $  1,044     $ 73,549
     Beginning of period.................        773          533           (9)         220          (28)
                                            --------     --------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $ (6,965)    $  1,427     $  6,086     $    824     $ 73,577
                                            --------     --------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $ (6,479)    $  1,872     $  6,050     $    895     $ 74,111
                                            --------     --------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $(12,839)    $    948     $  4,196     $ (8,676)    $ 64,077
                                            ========     ========     ========     ========     ========

                       See notes to financial statements

                        104           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                               OP2          OP3          OP4         SCA1         SCA2
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  3,281     $      6     $     89     $  10,897    $  3,600
                                            --------     --------     --------     ---------    --------
 EXPENSES:
   Mortality and expense risk charges....   $    (58)    $   (401)    $     --     $  (1,037)   $   (307)
   Cost of insurance.....................     (1,383)      (3,332)          --       (11,252)    (11,488)
                                            --------     --------     --------     ---------    --------
   Total expenses........................   $ (1,441)    $ (3,733)    $     --     $ (12,289)   $(11,795)
                                            --------     --------     --------     ---------    --------
       Net investment income (loss)......   $  1,840     $ (3,727)    $     89     $  (1,392)   $ (8,195)
                                            --------     --------     --------     ---------    --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  7,786     $  5,114     $     --     $ 396,943    $ 37,624
     Cost of investments sold............     (7,196)      (4,394)          --      (396,943)    (37,065)
                                            --------     --------     --------     ---------    --------
       Net realized gains (losses).......   $    590     $    720     $     --     $  --        $    559
                                            --------     --------     --------     ---------    --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $    216     $ 36,891     $     14     $  --        $  2,291
     Beginning of period.................        178          (34)           5        --             (24)
                                            --------     --------     --------     ---------    --------
       Change in unrealized appreciation
         (depreciation)..................   $     38     $ 36,925     $      9     $  --        $  2,315
                                            --------     --------     --------     ---------    --------
     Realized and unrealized gains
       (losses)..........................   $    628     $ 37,645     $      9     $  --        $  2,874
                                            --------     --------     --------     ---------    --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $  2,468     $ 33,918     $     98     $  (1,392)   $ (5,321)
                                            ========     ========     ========     =========    ========

                                              SCA3         SCA4         SCA5         SCA6
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
     distributions received..............   $  2,316     $  2,165     $ 12,139     $  1,531
                                            --------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $    (54)    $   (104)    $   (189)    $    (69)
   Cost of insurance.....................     (3,126)      (5,795)      (3,526)      (2,836)
                                            --------     --------     --------     --------
   Total expenses........................   $ (3,180)    $ (5,899)    $ (3,715)    $ (2,905)
                                            --------     --------     --------     --------
       Net investment income (loss)......   $   (864)    $ (3,734)    $  8,424     $ (1,374)
                                            --------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $  5,197     $  5,372     $  3,414     $ 10,073
     Cost of investments sold............     (5,017)      (5,837)      (2,763)     (10,155)
                                            --------     --------     --------     --------
       Net realized gains (losses).......   $    180     $   (465)    $    651     $    (82)
                                            --------     --------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................   $    463     $ (8,287)    $(11,278)    $ (1,680)
     Beginning of period.................        (79)         264          257          120
                                            --------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $    542     $ (8,551)    $(11,535)    $ (1,800)
                                            --------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $    722     $ (9,016)    $(10,884)    $ (1,882)
                                            --------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $   (142)    $(12,750)    $ (2,460)    $ (3,256)
                                            ========     ========     ========     ========

                       See notes to financial statements

                        105           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AIM1                          AIM2
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ (5,811)       $   28        $ (9,652)       $   42
   Net realized gains (losses)...........        (281)           --          (2,895)           --
   Net unrealized gains (losses).........     (17,451)          302         (64,642)          168
                                             --------        ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(23,543)       $  330        $(77,189)       $  210
                                             --------        ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 10,940        $1,000        $  5,003        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     139,238            --         335,272           375
     Withdrawals, surrenders and account
       fees..............................          --            --              --            --
                                             --------        ------        --------        ------
       Net contract owner activity.......    $150,178        $1,000        $340,275        $1,375
                                             --------        ------        --------        ------
     Increase (Decrease) in net assets...    $126,635        $1,330        $263,086        $1,585
 NET ASSETS
   Beginning of period...................       1,330            --           1,585            --
                                             --------        ------        --------        ------
   End of period.........................    $127,965        $1,330        $264,671        $1,585
                                             ========        ======        ========        ======

                                                      AIM3                          AIM4
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........   $  (4,662)       $   10        $ (6,862)       $   48
   Net realized gains (losses)...........        (786)           --          (4,803)           --
   Net unrealized gains (losses).........    (118,650)          172         (47,025)          438
                                            ---------        ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................   $(124,098)       $  182        $(58,690)       $  486
                                            ---------        ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $  56,135        $1,000        $  7,129        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     542,458            --         379,130           749
     Withdrawals, surrenders and account
       fees..............................          --            --              --            --
                                            ---------        ------        --------        ------
       Net contract owner activity.......   $ 598,593        $1,000        $386,259        $1,749
                                            ---------        ------        --------        ------
     Increase (Decrease) in net assets...   $ 474,495        $1,182        $327,569        $2,235
 NET ASSETS
   Beginning of period...................       1,182            --           2,235            --
                                            ---------        ------        --------        ------
   End of period.........................   $ 475,677        $1,182        $329,804        $2,235
                                            =========        ======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        106           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       AL1                           AL2
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $(13,443)       $   --        $  (991)        $   --
   Net realized gains (losses)...........      (2,884)           --           (262)            --
   Net unrealized gains (losses).........     (78,284)          179         (1,515)           340
                                             --------        ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................    $(94,611)       $  179        $(2,768)        $  340
                                             --------        ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 36,768        $1,000        $ 2,364         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     373,473            --         81,744             --
     Withdrawals, surrenders and account
       fees..............................          --            --             --             --
                                             --------        ------        -------         ------
       Net contract owner activity.......    $410,241        $1,000        $84,108         $1,000
                                             --------        ------        -------         ------
   Increase (Decrease) in net assets.....    $315,630        $1,179        $81,340         $1,340
 NET ASSETS
   Beginning of period...................       1,179            --          1,340             --
                                             --------        ------        -------         ------
   End of period.........................    $316,809        $1,179        $82,680         $1,340
                                             ========        ======        =======         ======

                                                       AL3                           GS1
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $   914         $   --        $  2,790        $    1
   Net realized gains (losses)...........       (498)            --          (2,045)           --
   Net unrealized gains (losses).........     (7,832)           340         (66,841)          190
                                             -------         ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(7,416)        $  340        $(66,096)       $  191
                                             -------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $   814         $1,000        $    313        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     70,622             --         223,186            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                             -------         ------        --------        ------
       Net contract owner activity.......    $71,436         $1,000        $223,499        $1,000
                                             -------         ------        --------        ------
     Increase (Decrease) in net assets...    $64,020         $1,340        $157,403        $1,191
 NET ASSETS
   Beginning of period...................      1,340             --           1,191            --
                                             -------         ------        --------        ------
   End of period.........................    $65,360         $1,340        $158,594        $1,191
                                             =======         ======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        107           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       GS2                           GS3
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........     $   24         $    3        $(1,189)        $   16
   Net realized gains (losses)...........          7             --           (441)            --
   Net unrealized gains (losses).........       (125)           141         (1,934)            88
                                              ------         ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................     $  (94)        $  144        $(3,564)        $  104
                                              ------         ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........     $   --         $1,000        $   295         $1,000
     Net transfers between sub-accounts
       and fixed accounts................      2,690             --         33,819            561
     Withdrawals, surrenders and account
       fees..............................         --             --             --             --
                                              ------         ------        -------         ------
       Net contract owner activity.......     $2,690         $1,000        $34,114         $1,561
                                              ------         ------        -------         ------
     Increase (Decrease) in net assets...     $2,596         $1,144        $30,550         $1,665
 NET ASSETS
   Beginning of period...................      1,144             --          1,665             --
                                              ------         ------        -------         ------
   End of period.........................     $3,740         $1,144        $32,215         $1,665
                                              ======         ======        =======         ======

                                                       GS4                           GS5
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 Operations:
   Net investment income (loss)..........    $(5,054)        $   11        $  5,998        $   91
   Net realized gains (losses)...........        335             --            (407)           --
   Net unrealized gains (losses).........     (1,085)           (12)        (29,859)          135
                                             -------         ------        --------        ------
   Increase (Decrease) in net assets from
     operations:.........................    $(5,804)        $   (1)       $(24,268)       $  226
                                             -------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    --         $1,000        $ 18,327        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     23,017             --         174,182            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                             -------         ------        --------        ------
       Net contract owner activity.......    $23,017         $1,000        $192,509        $1,000
                                             -------         ------        --------        ------
     Increase (Decrease) in net assets...    $17,213         $  999        $168,241        $1,226
 NET ASSETS
   Beginning of period...................        999             --           1,226            --
                                             -------         ------        --------        ------
   End of period.........................    $18,212         $  999        $169,467        $1,226
                                             =======         ======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        108           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       CAS                           MIT
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ (1,232)       $   --        $  (184)        $   --
   Net realized gains (losses)...........          (6)           --             (9)            --
   Net unrealized gains (losses).........     (10,343)          266             97             33
                                             --------        ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................    $(11,581)       $  266        $   (96)        $   33
                                             --------        ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    143        $1,000        $   605         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     140,293            --         41,958             --
     Withdrawals, surrenders and account
       fees..............................          --            --             --             --
                                             --------        ------        -------         ------
       Net contract owner activity.......    $140,436        $1,000        $42,563         $1,000
                                             --------        ------        -------         ------
     Increase (Decrease) in net assets...    $128,855        $1,266        $42,467         $1,033
 NET ASSETS
   Beginning of period...................       1,266            --          1,033             --
                                             --------        ------        -------         ------
   End of period.........................    $130,121        $1,266        $43,500         $1,033
                                             ========        ======        =======         ======

                                                       EGS                           GGS
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                                          PERIOD ENDED                  PERIOD ENDED
                                                          DECEMBER 31,                  DECEMBER 31,
                                            YEAR ENDED                    YEAR ENDED
                                           DECEMBER 31,                  DECEMBER 31,
                                               2000         1999 (a)         2000         1999 (a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $(17,372)      $  (187)       $(33,023)       $   --
   Net realized gains (losses)...........      (1,615)          365          (1,068)           --
   Net unrealized gains (losses).........     (59,480)        1,911          10,314            --
                                             --------       -------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(78,467)      $ 2,089        $(23,777)       $   --
                                             --------       -------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $  5,076       $ 1,000        $  2,441        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     329,267         9,901         195,649           561
     Withdrawals, surrenders and account
       fees..............................          --        (1,314)             --            --
                                             --------       -------        --------        ------
       Net contract owner activity.......    $334,343       $ 9,587        $198,090        $1,561
                                             --------       -------        --------        ------
     Increase (Decrease) in net assets...    $255,876       $11,676        $174,313        $1,561
 NET ASSETS
   Beginning of period...................      11,676            --           1,561            --
                                             --------       -------        --------        ------
   End of period.........................    $267,552       $11,676        $175,874        $1,561
                                             ========       =======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        109           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       HYS                           MIS
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $  (956)        $   --        $ (6,360)      $  (184)
   Net realized gains (losses)...........     (1,031)            --             486           171
   Net unrealized gains (losses).........     (1,636)            23          (6,965)          773
                                             -------         ------        --------       -------
       Increase (Decrease) in net assets
         from operations:................    $(3,623)        $   23        $(12,839)      $   760
                                             -------         ------        --------       -------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 1,397         $1,000        $  2,250       $ 1,000
     Net transfers between sub-accounts
       and fixed accounts................     49,034            187         150,206         9,901
     Withdrawals, surrenders and account
       fees..............................         --             --              --        (1,145)
                                             -------         ------        --------       -------
       Net contract owner activity.......    $50,431         $1,187        $152,456       $ 9,756
                                             -------         ------        --------       -------
     Increase (Decrease) in net assets...    $46,808         $1,210        $139,617       $10,516
 NET ASSETS
   Beginning of period...................      1,210             --          10,516            --
                                             -------         ------        --------       -------
   End of period.........................    $48,018         $1,210        $150,133       $10,516
                                             =======         ======        ========       =======

                                                       NWD                           TRS
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                                          PERIOD ENDED                  PERIOD ENDED
                                                          DECEMBER 31,                  DECEMBER 31,
                                            YEAR ENDED                    YEAR ENDED
                                           DECEMBER 31,                  DECEMBER 31,
                                               2000         1999 (a)         2000         1999 (a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $  (924)        $   --        $(1,854)        $  (87)
   Net realized gains (losses)...........        445             --            (36)            (3)
   Net unrealized gains (losses).........      1,427            533          6,086             (9)
                                             -------         ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................    $   948         $  533        $ 4,196         $  (99)
                                             -------         ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $   868         $1,000        $ 1,422         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     45,280             --         72,895          4,951
     Withdrawals, surrenders and account
       fees..............................         --             --             --           (985)
                                             -------         ------        -------         ------
       Net contract owner activity.......    $46,148         $1,000        $74,317         $4,966
                                             -------         ------        -------         ------
     Increase (Decrease) in net assets...    $47,096         $1,533        $78,513         $4,867
 NET ASSETS
   Beginning of period...................      1,533             --          4,867             --
                                             -------         ------        -------         ------
   End of period.........................    $48,629         $1,533        $83,380         $4,867
                                             =======         ======        =======         ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        110           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       UTS                           OP1
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $(9,571)        $   --        $(10,034)       $   --
   Net realized gains (losses)...........         71             --             534            --
   Net unrealized gains (losses).........        824            220          73,577           (28)
                                             -------         ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(8,676)        $  220        $ 64,077        $  (28)
                                             -------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    48         $1,000        $ 55,584        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     92,246             --         466,926            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                             -------         ------        --------        ------
       Net contract owner activity.......    $92,294         $1,000        $522,510        $1,000
                                             -------         ------        --------        ------
     Increase (Decrease) in net assets...    $83,618         $1,220        $586,587        $  972
 NET ASSETS
   Beginning of period...................      1,220             --             972            --
                                             -------         ------        --------        ------
   End of period.........................    $84,838         $1,220        $587,559        $  972
                                             =======         ======        ========        ======

                                                       OP2                           OP3
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                                          PERIOD ENDED                  PERIOD ENDED
                                                          DECEMBER 31,                  DECEMBER 31,
                                            YEAR ENDED                    YEAR ENDED
                                           DECEMBER 31,                  DECEMBER 31,
                                               2000         1999 (a)         2000         1999 (a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ 1,840         $   28        $ (3,727)       $   --
   Net realized gains (losses)...........        590             --             720            --
   Net unrealized gains (losses).........         38            178          36,925            34
                                             -------         ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $ 2,468         $  206        $ 33,918        $  (34)
                                             -------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    --         $1,000        $ 18,274        $1,000
     Net transfers between sub-accounts
       and fixed accounts................     37,341             --         178,297            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                             -------         ------        --------        ------
       Net contract owner activity.......    $37,341         $1,000        $196,571        $1,000
                                             -------         ------        --------        ------
     Increase (Decrease) in net assets...    $39,809         $1,206        $230,489        $  966
 NET ASSETS
   Beginning of period...................      1,206             --             966            --
                                             -------         ------        --------        ------
   End of period.........................    $41,015         $1,206        $231,455        $  966
                                             =======         ======        ========        ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        111           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                       OP4                          SCA1
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........     $   89         $   --        $ (1,392)       $   17
   Net realized gains (losses)...........         --             --              --            --
   Net unrealized gains (losses).........          9              5              --            --
                                              ------         ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................     $   98         $    5        $ (1,392)       $   17
                                              ------         ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........     $   --         $1,000        $  3,884        $1,000
     Net transfers between sub-accounts
       and fixed accounts................         --             --         278,714            --
     Withdrawals, surrenders and account
       fees..............................         --             --              --            --
                                              ------         ------        --------        ------
       Net contract owner activity.......     $   --         $1,000        $282,598        $1,000
                                              ------         ------        --------        ------
     Increase (Decrease) in net assets...     $   98         $1,005        $281,206        $1,017
 NET ASSETS
   Beginning of period...................      1,005             --           1,017            --
                                              ------         ------        --------        ------
   End of period.........................     $1,103         $1,005        $282,223        $1,017
                                              ======         ======        ========        ======

                                                      SCA2                          SCA3
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                                          PERIOD ENDED                  PERIOD ENDED
                                                          DECEMBER 31,                  DECEMBER 31,
                                            YEAR ENDED                    YEAR ENDED
                                           DECEMBER 31,                  DECEMBER 31,
                                               2000         1999 (a)         2000         1999 (a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ (8,195)       $   22        $  (864)        $   51
   Net realized gains (losses)...........         559            --            180             --
   Net unrealized gains (losses).........       2,315           (24)           542            (79)
                                             --------        ------        -------         ------
       Increase (Decrease) in net assets
         from operations:................    $ (5,321)       $   (2)       $  (142)        $  (28)
                                             --------        ------        -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $  5,402        $1,000        $   142         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     133,671           749         55,523             --
     Withdrawals, surrenders and account
       fees..............................          --            --             --             --
                                             --------        ------        -------         ------
       Net contract owner activity.......    $139,073        $1,749        $55,665         $1,000
                                             --------        ------        -------         ------
     Increase (Decrease) in net assets...    $133,752        $1,747        $55,523         $  972
 NET ASSETS
   Beginning of period...................       1,747            --            972             --
                                             --------        ------        -------         ------
   End of period.........................    $135,499        $1,747        $56,495         $  972
                                             ========        ======        =======         ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        112           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                      SCA4                          SCA5
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
                                           ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           ------------   ------------   ------------   ------------
                                               2000         1999(a)          2000         1999(a)
                                           ------------   ------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $ (3,734)       $   --        $  8,424        $   38
   Net realized gains (losses)...........        (465)           --             651            --
   Net unrealized gains (losses).........      (8,551)          264         (11,535)          257
                                             --------        ------        --------        ------
       Increase (Decrease) in net assets
         from operations:................    $(12,750)       $  264        $ (2,460)       $  295
                                             --------        ------        --------        ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    414        $1,000        $  3,299        $1,000
     Net transfers between sub-accounts
       and fixed accounts................      68,975            --         151,722           562
     Withdrawals, surrenders and account
       fees..............................          --            --              --            --
                                             --------        ------        --------        ------
       Net contract owner activity.......    $ 69,389        $1,000        $155,021        $1,562
                                             --------        ------        --------        ------
     Increase (Decrease) in net assets...    $ 56,639        $1,264        $152,561        $1,857
 NET ASSETS
   Beginning of period...................       1,264            --           1,857            --
                                             --------        ------        --------        ------
   End of period.........................    $ 57,903        $1,264        $154,418        $1,857
                                             ========        ======        ========        ======

                                                      SCA6
                                                   SUB-ACCOUNT
                                           ---------------------------
                                            YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,
                                               2000         1999 (a)
                                           ------------   ------------
 OPERATIONS:
   Net investment income (loss)..........    $(1,374)        $    2
   Net realized gains (losses)...........        (82)            --
   Net unrealized gains (losses).........     (1,800)           120
                                             -------         ------
       Increase (Decrease) in net assets
         from operations:................    $(3,256)        $  122
                                             -------         ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $    --         $1,000
     Net transfers between sub-accounts
       and fixed accounts................     49,492             --
     Withdrawals, surrenders and account
       fees..............................         --             --
                                             -------         ------
       Net contract owner activity.......    $49,492         $1,000
                                             -------         ------
     Increase (Decrease) in net assets...    $46,236         $1,122
 NET ASSETS
   Beginning of period...................      1,122             --
                                             -------         ------
   End of period.........................    $47,358         $1,122
                                             =======         ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

                        113           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account I (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulation Trust, and Sun Capital Advisers Trust (collectively the "Funds"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

The Sponsor sells both a Survivorship Variable Universal Life Insurance Product ("Survivorship Product") and a Single Life Variable Universal Life Product ("Single Life Product"). The Sponsor deducts a sales charge from purchase payments. For the Single Life Product the current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments. For the Survivorship Product in the first policy year, the charge is 10% of premiums up to an amount specified in

                        114           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I the policy which is based on age, sex, and rating class of each insured. The charge on premiums in excess of that amount is currently 5.25% and is guaranteed not to exceed 7.25%. For Policy years 2 and thereafter, the charge is currently 5.25%, and is guaranteed not to exceed 7.25%.

A mortality and expense risk charge based on the value of the variable account is deducted from the variable account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of .60% for the Single Life Product and .80% for the Survivorship Product. The current effective annual rates are .60% for policy years 1 through 10, and 0.20% thereafter for the Single Life Product, and 0.50% for the Survivorship Product.

For the Single Life Product, a monthly administration charge of $8 is deducted proportionally from the sub-accounts of each contract's Account Value to cover administrative costs and expenses relating to the contracts.

For the Survivorship Product, the Sponsor deducts a monthly face amount charge from each contract's Account Value. This charge is in effect for the first 10 policy years from the issuance date of the policy based on the initial specified face amount, and for the first 10 policy years following the effective date of each increase in specified face amount, based on the amount of the increase. The applicable charge is based on a rate that varies based on the age, sex and rating class of each insured.

A surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The surrender charge will be an amount based on certain factors, including the specified face amount, the insured's age, sex and rating class. For the Single Life Product, the surrender charge applies to the first 10 policy years or the 10 policy years from issuance following an increase in the specified face amount of the policy. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue or the effective date of each increase in the specified face amount.

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of each insured, but will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY VARIABLE UNIVERSAL
LIFE

During 1999, the Company deposited $1,000 of initial "seed" money in each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units. The accumulated balance of "seed" money remaining in the Sub-Accounts total $31,676 at December 31, 2000.

                        115           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY VARIABLE UNIVERSAL LIFE--continued


Transactions in participant units were as follows:

                                    AIM1 SUB-ACCOUNT             AIM2 SUB-ACCOUNT             AIM3 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             32            --             --            --
    Units purchased..........        32            --            375            --            243            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     9,426            --         25,642            32         13,787            --
    Units withdrawn and
      surrendered............      (488)           --         (1,453)           --         (1,449)           --
                                  -----           ---         ------           ---         ------           ---
Units Outstanding
 End of period...............     8,970            --         24,596            32         12,581            --
                                  =====           ===         ======           ===         ======           ===

                                    AIM4 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        53            --
    Units purchased..........       390            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    26,201            53
    Units withdrawn and
      surrendered............    (2,098)           --
                                 ------           ---
Units Outstanding
 End of period...............    24,546            53
                                 ======           ===

                                    AL1 SUB-ACCOUNT              AL2 SUB-ACCOUNT              AL3 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --             --            --
    Units purchased..........       115            --             65            --             68            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     9,557            --          4,345            --          6,537            --
    Units withdrawn and
      surrendered............    (1,297)           --            (51)           --           (119)           --
                                 ------           ---          -----           ---          -----           ---
Units Outstanding
  End of period..............     8,375            --          4,359            --          6,486            --
                                 ======           ===          =====           ===          =====           ===

                                    GS1 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        29            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    17,768            --
    Units withdrawn and
      surrendered............      (965)           --
                                 ------           ---
Units Outstanding
  End of period..............    16,832            --
                                 ======           ===

                                    GS2 SUB-ACCOUNT              GS3 SUB-ACCOUNT              GS4 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --             52            --             --            --
    Units purchased..........       --             --             27            --             --            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................      232             --          3,170            52          2,345            --
    Units withdrawn and
      surrendered............       (9)            --            (81)           --           (514)           --
                                   ---            ---          -----           ---          -----           ---
Units outstanding
  End of period..............      223             --          3,168            52          1,831            --
                                   ===            ===          =====           ===          =====           ===

                                    GS5 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        80            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     3,709            --
    Units withdrawn and
      surrendered............      (212)           --
                                  -----           ---
Units outstanding
  End of period..............     3,577            --
                                  =====           ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        116           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY VARIABLE UNIVERSAL LIFE--continued


                                    CAS SUB-ACCOUNT              MIT SUB-ACCOUNT              EGS SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --            742            --
    Units purchased..........        13            --             59            --            231            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    11,630            --          3,151            --         18,257           742
    Units withdrawn and
      surrendered............      (116)           --            (20)           --         (1,471)           --
                                 ------           ---          -----           ---         ------           ---
Units outstanding
  End of period..............    11,527            --          3,190            --         17,759           742
                                 ======           ===          =====           ===         ======           ===

                                    GGS SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        56            --
    Units purchased..........       175            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    18,687            56
    Units withdrawn and
      surrendered............    (3,243)           --
                                 ------           ---
Units outstanding
  End of period..............    15,675            56
                                 ======           ===

                                    HYS SUB-ACCOUNT              MIS SUB-ACCOUNT              NWD SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        18            --            851            --             --            --
    Units purchased..........       123            --             69            --             51            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     3,905            18         12,419           851          3,018            --
    Units withdrawn and
      surrendered............      (220)           --           (498)           --            (77)           --
                                  -----           ---         ------           ---          -----           ---
Units outstanding
  End of period..............     3,826            18         12,841           851          2,992            --
                                  =====           ===         ======           ===          =====           ===

                                    TRS SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........       495            --
    Units purchased..........        55            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     5,361           495
    Units withdrawn and
      surrendered............      (188)           --
                                  -----           ---
Units outstanding
  End of period..............     5,723           495
                                  =====           ===

                                    UTS SUB-ACCOUNT              OP1 SUB-ACCOUNT              OP2 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --             --            --
    Units purchased..........        45            --            328            --             --            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     5,068            --          6,423            --          1,455            --
    Units withdrawn and
      surrendered............      (722)           --           (711)           --            (84)           --
                                  -----           ---          -----           ---          -----           ---
Units outstanding
  End of period..............     4,391            --          6,040            --          1,371            --
                                  =====           ===          =====           ===          =====           ===

                                    OP3 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        84            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     3,615            --
    Units withdrawn and
      surrendered............      (228)           --
                                  -----           ---
Units outstanding
  End of period..............     3,471            --
                                  =====           ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        117           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY VARIABLE UNIVERSAL LIFE--continued


                                    OP4 SUB-ACCOUNT              SCA1 SUB-ACCOUNT             SCA2 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --             --            --             75            --
    Units purchased..........       --             --            332            --            439            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................       --             --         23,769            --         10,842            75
    Units withdrawn and
      surrendered............       --             --           (925)           --         (1,002)           --
                                   ---            ---         ------           ---         ------           ---
Units outstanding
  End of period..............       --             --         23,176            --         10,354            75
                                   ===            ===         ======           ===         ======           ===

                                    SCA3 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        12            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     3,050            --
    Units withdrawn and
      surrendered............      (263)           --
                                  -----           ---
Units outstanding
  End of period..............     2,799            --
                                  =====           ===


                                     SCA4 SUB-ACCOUNT             SCA5 SUB-ACCOUNT             SCA6 SUB-ACCOUNT
                                --------------------------   --------------------------   --------------------------
                                YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                                DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                                -----------   ------------   -----------   ------------   -----------   ------------
                                   2000         1999(a)         2000         1999(a)         2000         1999(a)
                                -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period.........        --            --             46            --             --            --
    Units purchased...........        34            --            233            --             --            --
    Units transferred between
      Sub-Accounts and Fixed
      Account.................     3,158            --          7,416            46          4,686            --
    Units withdrawn and
      surrendered.............      (410)           --           (164)           --           (255)           --
                                   -----           ---          -----           ---          -----           ---
Units outstanding
  End of period...............     2,782            --          7,531            46          4,431            --
                                   =====           ===          =====           ===          =====           ===


(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE


                                    AIM1 SUB-ACCOUNT             AIM2 SUB-ACCOUNT             AIM3 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --             --            --
    Units purchased..........        --            --             --            --          5,147            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     2,422            --          3,831            --         34,287            --
    Units withdrawn and
      surrendered............       (99)           --            (44)           --           (169)           --
                                  -----           ---          -----           ---         ------           ---
Units Outstanding
  End of period..............     2,323            --          3,787            --         39,265            --
                                  =====           ===          =====           ===         ======           ===

                                    AIM4 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........       155            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     7,741            --
    Units withdrawn and
      surrendered............       (95)           --
                                  -----           ---
Units Outstanding
  End of period..............     7,801            --
                                  =====           ===


(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        118           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE--continued


                                    AL1 SUB ACCOUNT              AL2 SUB-ACCOUNT              AL3 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --            --             --
    Units purchased..........     3,510            --            179            --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    23,388            --          2,289            --           225             --
    Units withdrawn and
      surrendered............      (162)           --            (73)           --           (14)            --
                                 ------           ---          -----           ---           ---            ---
Units Outstanding
  End of period..............    26,736            --          2,395            --           211             --
                                 ======           ===          =====           ===           ===            ===

                                    GS1 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........       --             --
    Units purchased..........       --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................      517             --
    Units withdrawn and
      surrendered............      (41)            --
                                   ---            ---
Units Outstanding
  End of period..............      476             --
                                   ===            ===

                                    GS2 SUB-ACCOUNT              GS3 SUB-ACCOUNT              GS4 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --            --             --            --             --
    Units purchased..........       --             --            --             --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................       --             --            33             --            --             --
    Units withdrawn and
      surrendered............       --             --           (18)            --            --             --
                                   ---            ---           ---            ---           ---            ---
Units outstanding
  End of period..............       --             --            15             --            --             --
                                   ===            ===           ===            ===           ===            ===

                                    GS5 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........     1,753            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    12,755            --
    Units withdrawn and
      surrendered............      (127)           --
                                 ------           ---
Units outstanding
  End of period..............    14,381            --
                                 ======           ===

                                    CAS SUB-ACCOUNT              MIT SUB-ACCOUNT              EGS SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --            --             --             --            --
    Units purchased..........       --             --            --             --            151            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................      106             --           943             --          5,005            --
    Units withdrawn and
      surrendered............       (2)            --            (3)            --           (140)           --
                                   ---            ---           ---            ---          -----           ---
Units outstanding
  End of period..............      104             --           940             --          5,016            --
                                   ===            ===           ===            ===          =====           ===

                                    GGS SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........       --             --
    Units purchased..........       --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................       54             --
    Units withdrawn and
      surrendered............       (4)            --
                                   ---            ---
Units outstanding
  End of period..............       50             --
                                   ===            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        119           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS--FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE--continued


                                    HYS SUB-ACCOUNT              MIS SUB-ACCOUNT              NWD SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --            --             --            --             --
    Units purchased..........        --            --           136             --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     1,187            --           110             --           152             --
    Units withdrawn and
      surrendered............       (12)           --           (23)            --            (3)            --
                                  -----           ---           ---            ---           ---            ---
Units outstanding
  End of period..............     1,175            --           223             --           149             --
                                  =====           ===           ===            ===           ===            ===

                                    TRS SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........        84            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     1,484            --
    Units withdrawn and
      surrendered............       (15)           --
                                  -----           ---
Units outstanding
  End of period..............     1,553            --
                                  =====           ===

                                    UTS SUB-ACCOUNT              OP1 SUB-ACCOUNT              OP2 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........        --            --             --            --             --            --
    Units purchased..........        --            --          5,292            --             --            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................     1,861            --         39,940            --          1,567            --
    Units withdrawn and
      surrendered............       (31)           --           (156)           --            (15)           --
                                  -----           ---         ------           ---          -----           ---
Units outstanding
  End of period..............     1,830            --         45,076            --          1,552            --
                                  =====           ===         ======           ===          =====           ===

                                    OP3 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........     1,504            --
    Units transferred between
      Sub-Accounts and Fixed
      Account................    11,424            --
    Units withdrawn and
      surrendered............       (44)           --
                                 ------           ---
Units outstanding
  End of period..............    12,884            --
                                 ======           ===

                                    OP4 SUB-ACCOUNT              SCA1 SUB-ACCOUNT             SCA2 SUB-ACCOUNT
                               --------------------------   --------------------------   --------------------------
                               YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                               -----------   ------------   -----------   ------------   -----------   ------------
                                  2000         1999(a)         2000         1999(a)         2000         1999(a)
                               -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period........       --             --             --            --             --            --
    Units purchased..........       --             --             --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account................       --             --          3,368            --          2,044            --
    Units withdrawn and
      surrendered............       --             --           (120)           --            (17)           --
                                   ---            ---          -----           ---          -----           ---
Units outstanding
  End of period..............       --             --          3,248            --          2,027            --
                                   ===            ===          =====           ===          =====           ===

                                    SCA3 SUB-ACCOUNT
                               --------------------------
                               YEAR ENDED    PERIOD ENDED
                               DECEMBER 31   DECEMBER 31,
                               -----------   ------------
                                  2000         1999(a)
                               -----------   ------------
Units Outstanding
  Beginning of period........        --            --
    Units purchased..........
    Units transferred between
      Sub-Accounts and Fixed
      Account................     1,646            --
    Units withdrawn and
      surrendered............        (1)           --
                                  -----           ---
Units outstanding
  End of period..............     1,645            --
                                  =====           ===

                                     SCA4 SUB-ACCOUNT             SCA5 SUB-ACCOUNT             SCA6 SUB-ACCOUNT
                                --------------------------   --------------------------   --------------------------
                                YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                                DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,   DECEMBER 31   DECEMBER 31,
                                -----------   ------------   -----------   ------------   -----------   ------------
                                   2000         1999(a)         2000         1999(a)         2000         1999(a)
                                -----------   ------------   -----------   ------------   -----------   ------------
Units Outstanding
  Beginning of period.........        --            --             --            --            --             --
    Units purchased...........        --            --             --            --            --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account.................     2,789            --          2,928            --            --             --
    Units withdrawn and
      surrendered.............       (52)           --            (73)           --            --             --
                                   -----           ---          -----           ---           ---            ---
Units outstanding
  End of period...............     2,737            --          2,855            --            --             --
                                   =====           ===          =====           ===           ===            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                        120           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(5) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sale of shares for each Sub-account for the year ended December 31, 2000.

                                                               PURCHASES     SALES
                                                              -----------   --------
AIM Variable Insurance Funds, Inc.
  V.I. Capital Appreciation Fund............................   $157,431     $ 13,064
  V.I. Growth Fund..........................................    350,912       20,289
  V.I. Growth and Income Fund...............................    608,060       14,129
  V.I. International Equity Fund............................    400,376       20,979
The Alger American Fund
  Growth Portfolio..........................................    414,582       17,784
  Income and Growth Portfolio...............................     84,960        1,843
  Small Capitalization Portfolio............................     74,595        2,245
Goldman Sachs Variable Insurance Trust
  VIT CORE-SM- Large Cap Growth Fund........................    244,144       17,855
  VIT CORE-SM- Small Cap Equity Fund........................      2,814          100
  VIT CORE-SM- US Equity Fund...............................     59,381       26,456
  Growth and Income Fund....................................     23,085        5,122
  International Equity Fund.................................    205,582        7,075
MFS/Sun Life Series Trust
  Capital Appreciation Series...............................    140,241        1,037
  Massachusetts Investors Trust Series......................     42,595          216
  Emerging Growth Series....................................    333,771       16,800
  Government Securities Series..............................    212,694       47,627
  High Yield Series.........................................     59,167        9,692
  Massachusetts Investors Growth Stock Series...............    152,016        5,920
  New Discovery Series......................................     49,325        4,101
  Total Return Series.......................................     74,520        2,057
  Utilities Series..........................................     92,809       10,086
OCC Accumulation Trust
  Equity Portfolio..........................................    526,499       14,023
  Mid Cap Portfolio.........................................     46,967        7,786
  Small Cap Portfolio.......................................    197,958        5,114
  Managed Portfolio.........................................         89           --
Sun Capital Advisers Trust
  Sun Capital Money Market Fund.............................    678,149      396,943
  Sun Capital Investment Grade Bond Fund....................    168,502       37,624
  Sun Capital Real Estate Fund..............................     59,998        5,197
  Sun Capital Select Equity Fund............................     71,027        5,372
  Sun Capital Blue Chip Mid Cap Fund........................    166,859        3,414
  Sun Capital Investors Foundation Fund.....................     58,191       10,073

                        121           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account I and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Goldman Sachs VIT CORE-SM- Large Cap Growth Sub-Account, Goldman Sachs VIT CORE-SM- Small Cap Equity Sub-Account, Goldman Sachs VIT CORE-SM- US Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Emerging Growth Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Series Trust New Discovery Sub-Account, MFS/Sun Life Series Trust Total Return Sub-Account, MFS/Sun Life Series Trust Utilities Sub-Account, OCC Accumulation Trust Equity Sub-Account, OCC Accumulation Trust Mid Cap Sub-Account, OCC Accumulation Trust Small Cap Sub-Account, OCC Accumulation Trust Managed Sub-Account, Sun Capital Advisers Money Market Sub-Account, Sun Capital Advisers Investment Grade Bond Sub-Account, Sun Capital Advisers Real Estate Sub-Account, Sun Capital Advisers Select Equity Sub-Account, Sun Capital Advisers Blue Chip Mid Cap Sub-Account, and Sun Capital Advisers Investors Foundation Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                        123           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                                                      APPENDIX A

                            GLOSSARY OF POLICY TERMS

    ACCOUNT VALUE--The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Value with respect to a Policy.

    ANNIVERSARY--The same day in each succeeding year as the day of the year corresponding to the policy date.

    ATTAINED AGE--The insured's Issue Age plus the number of completed Policy Years.

    BUSINESS DAY--Any day that we are open for business.

    CASH VALUE--Account Value less any surrender charges.

    CASH SURRENDER VALUE--The Cash Value decreased by the balance of any outstanding Policy Debt.

    CLASS--The risk and underwriting classification of the insured.

    DAILY RISK PERCENTAGE--The daily rate for deduction of the Mortality and Expense Risk Charge.

    DUE PROOF--Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

    EFFECTIVE DATE OF COVERAGE--Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

    EXPENSE CHARGES APPLIED TO PREMIUM--A percentage charge deducted from each premium payment.

    FIXED ACCOUNT VALUE--The portion of the Account Value funded by the assets of our general account.

    FUND--A mutual fund portfolio in which a Sub-Account invests.


    MINIMUM INITIAL PREMIUM--The amount necessary to put the coverage in force.


    INSURED--The person on whose life a Policy is issued.

    INVESTMENT START DATE--The date the first premium is applied, which will be the later of the Issue Date, the Policy Date or the Valuation Date we receive a premium equal to or in excess of the minimum initial premium.

    ISSUE AGE--The insured's age as of the insured's birthday nearest the policy date.

    ISSUE DATE--The date we produce a Policy from our system as specified in the Policy.

    MATURITY--The Anniversary on which the insured's Attained Age is 100.

    MONTHLY ANNIVERSARY DAY--The same day in each succeeding month as the day of the month corresponding to the policy date.

    MONTHLY COST OF INSURANCE--A deduction made on a monthly basis for the insurance coverage provided by the Policy.

    MONTHLY EXPENSE CHARGE--A per Policy deduction made on a monthly basis for administration and other expenses.

    MORTALITY AND EXPENSE RISK CHARGE--The annual rate deducted from the Account Value in the Sub-Accounts for the mortality and expense risk we assume by issuing the Policy. This annual rate is converted to a daily rate, the Daily Risk Percentage, and deducted from the Unit Values of the Sub-Accounts on a daily basis.

    POLICY APPLICATION--The application for a Policy, a copy of which is attached to and incorporated in the Policy.

    POLICY DEBT--The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

    POLICY MONTH--A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

    POLICY PROCEEDS--The amount determined in accordance with the terms of the Policy which is payable at the death of the insured prior to the Policy Maturity date. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any Unpaid Policy Charges, and increased by the amounts payable under any supplemental benefits.

    POLICY YEAR--A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

    PRINCIPAL OFFICE--Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

    SPECIFIED FACE AMOUNT--The amount of life insurance coverage you request as specified in your Policy.

    SUB-ACCOUNTS--Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

    UNIT--A unit of measurement that we use to calculate the value of each Sub-Account.

    UNIT VALUE--The value of each Unit of assets in a Sub-Account.

    UNPAID POLICY CHARGES--The amounts by which the Monthly Expense Charges plus the Monthly Costs of Insurance plus the Policy Debt exceed the Account Value.

    VALUATION DATE--Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

    VALUATION PERIOD--The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

    VARIABLE ACCOUNT--Sun Life of Canada (U.S.) Variable Account I.

                                                                      APPENDIX B

                       TABLE OF DEATH BENEFIT PERCENTAGES

      APPLICABLE              APPLICABLE
AGE   PERCENTAGE     AGE      PERCENTAGE
---   ----------   --------   ----------
 20      250%         60         130%
 21      250%         61         128%
 22      250%         62         126%
 23      250%         63         124%
 24      250%         64         122%
 25      250%         65         120%
 26      250%         66         119%
 27      250%         67         118%
 28      250%         68         117%
 29      250%         69         116%
 30      250%         70         115%
 31      250%         71         113%
 32      250%         72         111%
 33      250%         73         109%
 34      250%         74         107%
 35      250%         75         105%
 36      250%         76         105%
 37      250%         77         105%
 38      250%         78         105%
 39      250%         79         105%
 40      250%         80         105%
 41      243%         81         105%
 42      236%         82         105%
 43      229%         83         105%
 44      222%         84         105%
 45      215%         85         105%
 46      209%         86         105%
 47      203%         87         105%
 48      197%         88         105%
 49      191%         89         105%
 50      185%         90         105%
 51      178%         91         104%
 52      171%         92         103%
 53      164%         93         102%
 54      157%         94         101%
 55      150%         95         100%
 56      146%         96         100%
 57      142%         97         100%
 58      138%         98         100%
 59      134%         99         100%

                                                                      APPENDIX C

                       SAMPLE HYPOTHETICAL ILLUSTRATIONS
              HYPOTHETICAL ILLUSTRATIONS OF CASH SURRENDER VALUES,
                       ACCOUNT VALUES AND DEATH BENEFITS

    The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. These illustrations assume an effective date of May 1, 2000. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12% over the periods indicated.

    The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

    The amounts shown for the death benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the tables below. These include the Expense Charges Applied to Premium, the Daily Risk Percentage charged against the Variable Account for mortality and expense risks, the Monthly Expense Charge and the Monthly Cost of Insurance. The Expense Charges Applied to Premium are equal to a 5.25% charge as a sales load and for our federal, state and local tax obligations and are guaranteed not to exceed 7.25%. The Daily Risk Percentage charge is an annual effective rate of 0.60% (0.80% from May 1 to May 31, 2000) for the first 10 Policy Years and 0.20% thereafter and is guaranteed not to exceed an annual effective rate of 0.90%. The Monthly Expense Charge is $8.00 per month for all Policy Years.


    The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.87% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than 0.87%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the Fund Prospectuses for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.66%, 4.34% and 10.34%, for the period May 1, 2000 through May 31, 2000 inclusive respectively, -1.47%, 4.53% and 10.53% respectively during the remainder of the first 10 Policy Years and -1.07, 4.93%, and 10.93% respectively, thereafter taking into account the current Daily Risk Percentage charge and the assumed 0.87% charge for the Funds' advisory fees and operating expenses.


    The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and Cash Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

    The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

    We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming policy charges at their maximum, we will furnish a table assuming current policy charges.

                                    TABLE 1
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 45, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $3,500.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES



                                    HYPOTHETICAL 0%                   HYPOTHETICAL 6%                  HYPOTHETICAL 12%
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                      NET -1.47%                         NET 4.53%                        NET 10.53%
             PREMIUMS      ---------------------------------   -----------------------------   ---------------------------------
            PAID PLUS        CASH                                CASH                            CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER   ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ---------   -------   -------   ---------   ---------   ---------
      1        3,675           614       2,549      250,000         790     2,725    250,000        966       2,901     250,000
      2        7,534         3,069       5,004      250,000       3,580     5,515    250,000      4,113       6,048     250,000
      3       11,585         5,425       7,360      250,000       6,434     8,369    250,000      7,529       9,464     250,000
      4       15,840         7,701       9,636      250,000       9,372    11,307    250,000     11,260      13,195     250,000
      5       20,307         9,902      11,837      250,000      12,403    14,338    250,000     15,347      17,282     250,000
      6       24,997        12,354      13,966      250,000      15,857    17,470    250,000     20,154      21,766     250,000
      7       29,922        14,739      16,029      250,000      19,421    20,711    250,000     25,407      26,697     250,000
      8       35,093        17,050      18,018      250,000      23,094    24,062    250,000     31,149      32,117     250,000
      9       40,523        19,282      19,927      250,000      26,874    27,519    250,000     37,429      38,074     250,000
     10       46,224        21,422      21,744      250,000      30,756    31,078    250,000     44,295      44,617     250,000
     11       52,210        23,522      23,522      250,000      34,834    34,834    250,000     51,962      51,962     250,000
     12       58,495        25,146      25,146      250,000      38,654    38,654    250,000     60,020      60,020     250,000
     13       65,095        26,587      26,587      250,000      42,519    42,519    250,000     68,857      68,857     250,000
     14       72,025        27,836      27,836      250,000      46,423    46,423    250,000     78,568      78,568     250,000
     15       79,301        28,881      28,881      250,000      50,363    50,363    250,000     89,264      89,264     250,000
     16       86,941        30,502      30,502      250,000      55,067    55,067    250,000    101,662     101,662     250,000
     17       94,963        31,971      31,971      250,000      59,901    59,901    250,000    115,394     115,394     250,000
     18      103,387        33,275      33,275      250,000      64,865    64,865    250,000    130,628     130,628     250,000
     19      112,231        34,404      34,404      250,000      69,963    69,963    250,000    147,556     147,556     250,000
     20      121,517        35,343      35,343      250,000      75,196    75,196    250,000    166,400     166,400     250,000
 Age 60       79,301        28,881      28,881      250,000      50,363    50,363    250,000     89,264      89,264     250,000
 Age 65      121,517        35,343      35,343      250,000      75,196    75,196    250,000    166,400     166,400     250,000
 Age 70      175,397        36,482      36,482      250,000     103,451    103,451   250,000    297,851     297,851     345,507
 Age 75      244,163        28,947      28,947      250,000     135,659    135,659   250,000    517,197     517,197     553,400



(1) Assumes a $3,500.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this policy to lapse due to insufficient Policy Values.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 2
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 55, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $5,675.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES



                                    HYPOTHETICAL 0%                   HYPOTHETICAL 6%                  HYPOTHETICAL 12%
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                      NET -1.47%                         NET 4.53%                        NET 10.53%
             PREMIUMS      ---------------------------------   -----------------------------   ---------------------------------
            PAID PLUS        CASH                                CASH                            CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER   ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ---------   -------   -------   ---------   ---------   ---------
      1        5,959         1,204       4,017      250,000       1,485     4,298    250,000      1,767       4,580     250,000
      2       12,215         5,077       7,890      250,000       5,893     8,707    250,000      6,745       9,558     250,000
      3       18,785         8,808      11,620      250,000      10,417    13,230    250,000     12,165      14,977     250,000
      4       25,683        12,382      15,195      250,000      15,047    17,860    250,000     18,061      20,874     250,000
      5       32,926        15,796      18,608      250,000      19,785    22,597    250,000     24,486      27,298     250,000
      6       40,531        19,519      21,863      250,000      25,106    27,450    250,000     31,969      34,313     250,000
      7       48,516        23,062      24,937      250,000      30,529    32,404    250,000     40,094      41,969     250,000
      8       56,901        26,416      27,822      250,000      36,050    37,457    250,000     48,931      50,337     250,000
      9       65,705        29,565      30,502      250,000      41,664    42,601    250,000     58,555      59,492     250,000
     10       74,949        32,465      32,934      250,000      47,335    47,804    250,000     69,029      69,498     250,000
     11       84,655        35,201      35,201      250,000      53,211    53,211    250,000     80,714      80,714     250,000
     12       94,846        37,256      37,256      250,000      58,775    58,775    250,000     93,136      93,136     250,000
     13      105,547        39,044      39,044      250,000      64,430    64,430    250,000    106,896     106,896     250,000
     14      116,783        40,523      40,523      250,000      70,169    70,169    250,000    122,168     122,168     250,000
     15      128,581        41,639      41,639      250,000      75,965    75,965    250,000    139,162     139,162     250,000
     16      140,969        43,068      43,068      250,000      82,415    82,415    250,000    158,511     158,511     250,000
     17      153,976        44,149      44,149      250,000      89,004    89,004    250,000    180,187     180,187     250,000
     18      167,634        44,857      44,857      250,000      95,745    95,745    250,000    204,563     204,563     250,000
     19      181,974        45,156      45,156      250,000     102,647    102,647   250,000    232,085     232,085     250,000
     20      197,032        45,001      45,001      250,000     109,722    109,722   250,000    262,882     262,882     281,283
 Age 60       32,926        15,796      18,608      250,000      19,785    22,597    250,000     24,486      27,298     250,000
 Age 65       74,949        32,465      39,934      250,000      47,335    47,804    250,000     69,029      69,498     250,000
 Age 70      128,581        41,639      41,639      250,000      75,965    75,965    250,000    139,162     139,162     250,000
 Age 75      197,032        45,001      45,001      250,000     109,722    109,722   250,000    262,882     262,882     281,283



(1) Assumes a $5,675.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this policy to lapse due to insufficient Policy Values.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 3
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 45, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $3,500.00
                             DEATH BENEFIT OPTION A
                           GUARANTEED POLICY CHARGES



                                    HYPOTHETICAL 0%                   HYPOTHETICAL 6%                  HYPOTHETICAL 12%
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                      NET -1.47%                         NET 4.53%                        NET 10.53%
             PREMIUMS      ---------------------------------   -----------------------------   ---------------------------------
            PAID PLUS        CASH                                CASH                            CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER   ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ---------   -------   -------   ---------   ---------   ---------
      1        3,675           356       2,291      250,000         522     2,457    250,000        688       2,623     250,000
      2        7,534         2,556       4,491      250,000       3,031     4,966    250,000      3,526       5,461     250,000
      3       11,585         4,661       6,596      250,000       5,591     7,526    250,000      6,602       8,537     250,000
      4       15,840         6,669       8,547      250,000       8,201    10,136    250,000      9,936      11,814     250,000
      5       20,307         8,573      10,508      250,000      10,856    12,791    250,000     13,550      15,485     250,000
      6       24,997        10,694      12,307      250,000      13,878    15,491    250,000     17,795      19,408     250,000
      7       29,922        12,694      13,984      250,000      16,932    18,222    250,000     22,370      23,660     250,000
      8       35,093        14,560      15,527      250,000      20,006    20,973    250,000     27,297      28,264     250,000
      9       40,523        16,281      16,926      250,000      23,089    23,734    250,000     32,608      33,253     250,000
     10       46,224        17,839      18,161      250,000      26,165    26,487    250,000     38,332      38,654     250,000
     11       52,210        19,301      19,301      250,000      29,334    29,334    250,000     44,669      44,669     250,000
     12       58,495        20,253      20,253      250,000      32,163    32,163    250,000     51,222      51,222     250,000
     13       65,095        21,008      21,008      250,000      34,968    34,968    250,000     58,378      58,378     250,000
     14       72,025        21,552      21,552      250,000      37,736    37,736    250,000     66,208      66,208     250,000
     15       79,301        21,859      21,859      250,000      40,446    40,446    250,000     74,787      74,787     250,000
     16       86,941        21,902      21,902      250,000      43,073    43,073    250,000     84,203      84,203     250,000
     17       94,963        21,649      21,649      250,000      45,590    45,590    250,000     94,560      94,560     250,000
     18      103,387        21,061      21,061      250,000      47,960    47,960    250,000    105,976     105,976     250,000
     19      112,231        20,085      20,085      250,000      50,139    50,139    250,000    118,593     118,593     250,000
     20      121,517        18,665      18,665      250,000      52,074    52,074    250,000    132,578     132,578     250,000
 Age 60       79,301        21,859      21,859      250,000      40,446    40,446    250,000     74,787      74,787     250,000
 Age 65      121,517        18,665      18,665      250,000      52,074    52,074    250,000    132,578     132,578     250,000
 Age 70      175,397         2,875       2,875      250,000      56,287    56,287    250,000    232,255     232,255     269,416
 Age 75      244,163            (*)         (*)          (*)     42,023    42,023    250,000    402,956     402,956     431,163



(1) Assumes a $3,500.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this policy to lapse due to insufficient Policy Values.



(*) Policy terminates unless additional premiums are paid.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 4
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 55, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $5,675.00
                             DEATH BENEFIT OPTION A
                           GUARANTEED POLICY CHARGES



                                    HYPOTHETICAL 0%                   HYPOTHETICAL 6%                  HYPOTHETICAL 12%
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                      NET -1.47%                         NET 4.53%                        NET 10.53%
             PREMIUMS      ---------------------------------   -----------------------------   ---------------------------------
            PAID PLUS        CASH                                CASH                            CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER   ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ---------   -------   -------   ---------   ---------   ---------
      1        5,959           375       3,188      250,000         627     3,439    250,000        879       3,692     250,000
      2       12,215         3,345       6,158      250,000       4,048     6,861    250,000      4,785       7,598     250,000
      3       18,785         6,092       8,905      250,000       7,446    10,258    250,000      8,923      11,736     250,000
      4       25,683         8,605      11,418      250,000      10,806    13,619    250,000     13,311      16,124     250,000
      5       32,926        10,862      13,674      250,000      14,106    16,918    250,000     17,958      20,770     250,000
      6       40,531        13,310      15,654      250,000      17,789    20,132    250,000     23,344      25,688     250,000
      7       48,516        15,453      17,328      250,000      21,356    23,231    250,000     29,013      30,888     250,000
      8       56,901        17,256      18,663      250,000      24,771    26,177    250,000     34,975      36,382     250,000
      9       65,705        18,677      19,615      250,000      27,985    28,922    250,000     41,237      42,175     250,000
     10       74,949        19,664      20,132      250,000      30,943    31,412    250,000     47,808      48,276     250,000
     11       84,655        20,266      20,266      250,000      33,734    33,734    250,000     54,916      54,916     250,000
     12       94,846        19,881      19,881      250,000      35,722    35,722    250,000     61,980      61,980     250,000
     13      105,547        18,928      18,928      250,000      37,319    37,319    250,000     69,523      69,523     250,000
     14      116,783        17,352      17,352      250,000      38,464    38,464    250,000     77,618      77,618     250,000
     15      128,581        15,078      15,078      250,000      39,076    39,076    250,000     86,346      86,346     250,000
     16      140,969        11,988      11,988      250,000      39,033    39,033    250,000     95,789      95,789     250,000
     17      153,976         7,794       7,794      250,000      38,051    38,051    250,000    105,957     105,957     250,000
     18      167,634         2,584       2,584      250,000      36,177    36,177    250,000    117,148     117,148     250,000
     19      181,974            (*)         (*)          (*)     33,034    33,034    250,000    129,444     129,444     250,000
     20      197,032            (*)         (*)          (*)     28,328    28,328    250,000    143,085     143,085     260,771
 Age 60       32,926        10,862      13,674      250,000      14,106    16,918    250,000     17,958      20,770     250,000
 Age 65       74,949        19,664      20,132      250,000      30,943    31,412    250,000     47,808      48,276     250,000
 Age 70      128,581        15,078      15,078      250,000      39,076    39,076    250,000     86,346      86,346     250,000
 Age 75      197,032            (*)         (*)          (*)     28,328    28,328    250,000    143,085     143,085     260,771



(1) Assumes a $5,675.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this policy to lapse due to insufficient Policy Values.



(*) Policy terminates unless additional premiums are paid.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    You can review and copy the complete registration statement which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

                    Investment Company Act File No. 811-9137

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                    REPRESENTATION OF REASONABLENESS OF FEES

     Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life of Canada (U.S.).

                         UNDERTAKING ON INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

                          CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

          The facing sheet.

          The prospectuses consisting of 131 and 137 pages respectively.

          The undertaking to file reports.

          Representation of reasonableness of fees.

          The Rule 484 undertaking.

          The signatures.

          Written consents of the following persons:

               Edward M. Shea, Esq.
               Georges C. Rouhart, FSA, MAAA
               Deloitte & Touche LLP, Independent Public Accountants


          The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits to Form N-8B-2:

     (1)(a) Resolutions of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of one or more separate accounts*

     (1)(b) Record of Action, dated December 1, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I*

     (1)(c) Record of Action, dated March 30, 1999, relating to the establishment of Sun Life of Canada (U.S.) Variable Account I**

     (2)  Not applicable

     (3)(a)    Form of Marketing Coordination Agreement


     (3)(b)    Specimen Sales Operations and General Agent Agreement*******


     (3)(c)    Schedule of Sales Commissions*******


     (3)(d)    Variable Life Insurance Supplement and Commission Schedule*******


     (3)(e)    Broker-Dealer Administrative Services Supervisory
               Agreement*******

     (4)       Not applicable


     (5)(a)(i) Futurity Protector Flexible Premium Combination Fixed and Variable Life Insurance Policy*******


    (5)(a)(ii) Futurity Flexible Premium Combination Fixed and Variable Life
               Insurance Policy****

     (5)(b)    Form of Accelerated Benefits Rider**

     (5)(c)    Form of Accidental Death Benefit Rider**

     (5)(d)    Form of Payment of Stipulated Amount Rider**

   (5)(e)      Form of Waiver of Monthly Deductions Rider*******


   (5)(f)      Supplemental Insurance Rider*******

   (6)(a)      Certificate of Incorporation of Sun Life of Canada (U.S.)***

   (6)(b)      Bylaws of Sun Life of Canada (U.S.)***

   (7)         Not applicable

   (8)(a)(i) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(a)(ii) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(b) Form of Participation Agreement by and among The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated**

   (8)(c) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)**

   (8)(d) Form of Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company**

   (8)(e) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), OCC Accumulation Trust, and OCC Distributors**

   (8)(f) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.*****

   (9)         Not applicable

   (10)(a) Application for Futurity Protector Flexible Premium Combination Fixed and Variable Life Insurance Policy*******


   (10)(b) Application for Futurity Flexible Premium Combination Fixed and Variable Life Insurance Policy*********

   (11) Memorandum describing Sun Life of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures********

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3.    None

4.    Not applicable

5.    Not applicable

6.    Opinion and Consent of Georges C. Rouhart, FSA, MAAA

7.    Consent of Deloitte & Touche LLP, Independent Public Accountants

8.    Powers of Attorney******
__________

* Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998

** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999

*** Incorporated by herein reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997

**** Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on August 12, 1999.

***** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.


****** Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to Form N-4 Registration Statement of Sun Life of Canada (U.S.) Variable Account F, File No. 333-30844, filed February 9, 2001.


******* Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 12, 2001.


******** Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 26, 2001.


*********  Incorporated herein by reference to the Registration Statement of Sun
           Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on January 10, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the town of Wellesley, and the Commonwealth of Massachusetts on the 26th day of April, 2001.


                               SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
                               (Registrant)


                               By:  SUN LIFE ASSURANCE COMPANY OF
                                    CANADA (U.S.)
                                    (Depositor)


                               By:  /s/ James A. McNulty, III
                                    ------------------------------------
                                    James A. McNulty, III, President

Attest:   /s/ Ellen B. King
          ------------------------
          Ellen B. King, Secretary

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.


/s/ James A. McNulty, III     President and Director
---------------------------   (Principal Executive Officer)                 April 26, 2001
    James A. McNulty, III


/s/ Davey Scoon               Vice President, Finance and Treasurer
---------------------------   (Principal Financial & Accounting Officer)    April 26, 2001
    Davey Scoon


*/s/ Donald A. Stewart        Chairman and Director
----------------------------
     Donald A. Stewart


*/s/ C. James Prieur          Vice Chairman and Director
----------------------------
     C. James Prieur


*/s/ James C. Baillie       Director
----------------------------
     James C. Baillie


*/s/ David D. Horn            Director
----------------------------
     David D. Horn


*/s/ Angus A. MacNaughton     Director
----------------------------
     Angus A. MacNaughton


*/s/ S. Caesar Raboy          Director
----------------------------
     S. Caesar Raboy


*/s/ William W. Stinson       Director
----------------------------
      William W. Stinson



By:   /s/ Edward M. Shea
      -------------------------------                       April 26, 2001
      Edward M. Shea, Attorney-in-Fact


*    By Edward M. Shea pursuant to Powers of Attorney

                                 EXHIBIT INDEX

EXHIBIT NO.




2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered


3.             Form of Marketing Coordination Agreement

6.             Opinion and Consent of Georges Rouhart, FSA, MAAA

7.             Consent of Deloitte & Touche LLP, Independent Public Accountants


9.             Representation of Counsel Pursuant to Rule 485(b)

--------------